OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	September 30, 2007
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.4
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-5430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2005 to February 28, 2006

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Semiannual Report

February 28, 2006

SSgA Life SolutionsSM Funds
Balanced Fund
Growth Fund

Income and Growth Fund

Semiannual Report

February 28, 2006 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,048.20	$1,023.11
Expenses Paid During Period *	$1.73	$1.71

* Expenses are equal to the Fund's expense ratio of 0.34% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,045.80	$1,020.38
Expenses Paid During Period *	$4.51	$4.46

* Expenses are equal to the Fund's expense ratio of 0.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Life Solutions Balanced Fund

3

This page has been intentionally left blank.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 35.2%
SSgA Bond Market Fund	2,806,250	27,782
SSgA High Yield Bond Fund	94,828	809
		28,591
Domestic Equities - 50.1%
SSgA Aggressive Equity Fund	3,133,093	17,107
SSgA Large Cap Growth Opportunities Fund	928,245	9,904
SSgA Large Cap Value Fund	699,116	8,285
SSgA S&P 500 Index Fund	257,819	5,453
		40,749
International Equities - 11.7%
SSgA International Growth Opportunities Fund	230,722	2,702
SSgA International Stock Selection Fund	581,636	6,805
		9,507

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.0%
SSgA Money Market Fund	2,459,393	2,459
Total Investments - 100.0% (identified cost $69,826)		81,306
Other Assets and Liabilities, Net - (0.0%)		(36)
Net Assets - 100.0%		81,270

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Bonds	35.2
Domestic Equities	50.1
International Equities	11.7
Short-Term Investments	3.0
Total Investments	100.0
Other Assets and Liabilities, Net	—
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund

5

This page has been intentionally left blank.

SSgA Life Solutions

Growth Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,065.40	$1,022.56
Expenses Paid During Period *	$2.30	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,062.60	$1,019.89
Expenses Paid During Period *	$5.06	$4.96

* Expenses are equal to the Fund's expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund

7

This page has been intentionally left blank.

SSgA Life Solutions
Growth Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 99.9%
Bonds - 15.1%
SSgA Bond Market Fund	737,190	7,298
SSgA High Yield Bond Fund	61,181	522
		7,820
Domestic Equities - 65.1%
SSgA Aggressive Equity Fund	2,426,769	13,250
SSgA Large Cap Growth Opportunities Fund	675,922	7,212
SSgA Large Cap Value Fund	528,578	6,264
SSgA S&P 500 Index Fund	325,772	6,890
		33,616
International Equities - 16.7%
SSgA International Growth Opportunities Fund	134,618	1,576
SSgA International Stock Selection Fund	601,694	7,040
		8,616

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.0%
SSgA Money Market Fund	1,549,776	1,550
Total Investments - 99.9% (identified cost $42,792)		51,602
Other Assets and Liabilities, Net - 0.1%		51
Net Assets - 100.0%		51,653

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Bonds	15.1
Domestic Equities	65.1
International Equities	16.7
Short-Term Investments	3.0
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund

9

This page has been intentionally left blank.

SSgA Life Solutions
Income and Growth Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,031.50	$1,022.56
Expenses Paid During Period *	$2.27	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,027.70	$1,019.84
Expenses Paid During Period *	$5.03	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund

11

This page has been intentionally left blank.

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 55.2%
SSgA Bond Market Fund	1,529,573	15,143
SSgA High Yield Bond Fund	32,938	281
		15,424
Domestic Equities - 35.3%
SSgA Aggressive Equity Fund	705,760	3,853
SSgA Large Cap Growth Opportunities Fund	206,998	2,209
SSgA Large Cap Value Fund	142,868	1,693
SSgA S&P 500 Index Fund	98,781	2,089
		9,844
International Equities - 6.5%
SSgA International Growth Opportunities Fund	60,431	708
SSgA International Stock Selection Fund	94,542	1,106
		1,814

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.0%
SSgA Money Market Fund	828,059	828
Total Investments - 100.0% (identified cost $25,420)		27,910
Other Assets and Liabilities, Net - (0.0%)		(3)
Net Assets - 100.0%		27,907

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Bonds	55.2
Domestic Equities	35.3
International Equities	6.5
Short-Term Investments	3.0
Total Investments	100.0
Other Assets and Liabilities, Net	—
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund

13

SSgA Life Solutions

Life Solutions Funds

Statement of Assets and Liabilities — February 28, 2006 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$69,826	$42,792	$25,420
Investments, at market	81,306	51,602	27,910
Receivables:
Dividends from affiliated money market fund	8	5	3
Investments sold	65	—	—
Fund shares sold	30	111	42
From Adviser	—	—	9
Prepaid expenses	1	—	—
Total assets	81,410	51,718	27,964
Liabilities
Payables:
Investments purchased	—	3	1
Fund shares redeemed	66	—	2
Accrued fees to affiliates	41	30	23
Other accrued expenses	33	32	31
Total liabilities	140	65	57
Net Assets	$81,270	$51,653	$27,907
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(101)	$(25)	$15
Accumulated net realized gain (loss)	(13,789)	(11,527)	(2,344)
Unrealized appreciation (depreciation) on investments	11,480	8,810	2,490
Shares of beneficial interest	7	4	2
Additional paid-in capital	83,673	54,391	27,744
Net Assets	$81,270	$51,653	$27,907
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$12.36	$12.45	$12.17
Net assets	$80,282,115	$50,661,253	$27,592,649
Shares outstanding ($.001 par value)	6,496,781	4,069,068	2,267,504
Net asset value per share: Class R*	$12.29	$12.39	$12.10
Net assets	$987,898	$992,228	$314,810
Shares outstanding ($.001 par value)	80,409	80,110	26,007

*Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

14

SSgA Life Solutions

Life Solutions Funds

Statement of Operations — For the Period Ended February 28, 2006 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$1,230	$496	$500
Expenses
Fund accounting fees	14	14	14
Distribution fees	10	6	3
Distribution fees - Class R	1	1	—
Transfer agent fees	27	27	26
Professional fees	15	13	13
Registration fees	15	14	14
Shareholder servicing fees	58	33	18
Insurance fees	1	—	—
Printing fees	5	3	2
Miscellaneous	2	2	2
Expenses before reductions	148	113	92
Expense reductions	—	—	(29)
Net expenses	148	113	63
Net investment income (loss)	1,082	383	437
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	2,054	566	253
Capital gain distributions from Underlying Funds	1,713	1,217	395
Net change in unrealized appreciation (depreciation) on investments	(812)	997	(239)
Net realized and unrealized gain (loss)	2,955	2,780	409
Net Increase (Decrease) in Net Assets from Operations	$4,037	$3,163	$846

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

15

SSgA Life Solutions

Life Solutions Funds

Statement of Changes in Net Assets

	Life Solutions Balanced Fund		Life Solutions Growth Fund		Life Solutions Income and Growth Fund
Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,082	$2,072	$383	$683	$437	$798
Net realized gain (loss)	3,767	1,804	1,783	1,405	648	412
Net change in unrealized appreciation (depreciation)	(812)	5,871	997	4,165	(239)	1,098
Net increase (decrease) in net assets from operations	4,037	9,747	3,163	6,253	846	2,308
Distributions
From net investment income
Institutional	(1,351)	(2,214)*	(401)	(736)*	(594)	(813)*
Class R	(8)	—	(6)	—	(3)	—
Net decrease in net assets from distributions	(1,359)	(2,214)	(407)	(736)	(597)	(813)
Share Transactions
Net increase (decrease) in net assets from share transactions	(8,801)	(11,599)	478	(4,795)	(319)	(1,167)
Total Net Increase (Decrease) in Net Assets	(6,123)	(4,066)	3,234	722	(70)	328
Net Assets
Beginning of period	87,393	91,459	48,419	47,697	27,977	27,649
End of period	$81,270	$87,393	$51,653	$48,419	$27,907	$27,977
Undistributed (overdistributed) net investment income included in net assets	$(101)	$176	$(25)	$(1)	$15	$175

*Includes Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

16

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

17

SSgA Life Solutions
Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)		% Ratio of Expenses to Average Net Assets, Gross(d)(e)		% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)		% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
February 28, 2006*	11.97	.15	.42	.57	(.18)	—	(.18)	12.36	4.82	80,282	.34		.34		2.55		15.59
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)	11.97	11.04	87,363	.33		.33		2.17		31.87
August 31, 2004	10.28	.20	.73	.93	(.19)	—	(.19)	11.02	9.13	91,449	.29		.29		1.83		45.82
August 31, 2003	9.40	.12	.94	1.06	(.18)	—	(.18)	10.28	11.55	73,906	.29		.29		1.27		26.12
August 31, 2002	10.25	.21	(.74)	(.53)	(.32)	—	(.32)	9.40	(5.27)	60,829	.31	(g)	.31	(g)	1.81	(g)	36.01
August 31, 2001	14.59	.33	(2.09)	(1.76)	(1.01)	(1.57)	(2.58)	10.25	(13.35)	65,657	.28		.28		2.84		102.02
Class R
February 28, 2006*	11.91	—	.54	.54	(.16)	—	(.16)	12.29	4.58	988	.89		.89		.05		15.59
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)	11.91	10.66	30	.81		.81		.45		31.87
August 31, 2004 **	10.74	.03	.25	.28	—	—	—	11.02	2.61	10	.23		.23		1.00		45.82
Life Solutions Growth Fund
Institutional Class
February 28, 2006*	11.78	.09	0.68	.77	(.10)	—	(.10)	12.45	6.54	50,661	.45		.45		1.56		10.70
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)	11.78	13.44	48,399	.45		.47		1.34		25.40
August 31, 2004	9.67	.10	.89	.99	(.13)	—	(.13)	10.53	10.27	47,687	.39		.39		.96		54.73
August 31, 2003	8.59	.05	1.10	1.15	(.07)	—	(.07)	9.67	13.56	41,446	.42		.42		.54		21.85
August 31, 2002	9.63	.11	(1.01)	(.90)	(.14)	—	(.14)	8.59	(9.40)	32,910	.38	(h)	.38	(h)	.73	(h)	40.17
August 31, 2001	15.73	.16	(2.94)	(2.78)	(1.12)	(2.20)	(3.32)	9.63	(20.16)	38,518	.35		.35		1.41		111.13
Class R
February 28, 2006*	11.75	(.01)	.75	.74	(.10)	—	(.10)	12.39	6.26	992	.99		.99		(.21)		10.70
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)	11.75	13.29	20	.74		.76		.67		25.40
August 31, 2004 **	10.31	.01	.21	.22	—	—	—	10.53	2.13	10	.37		.37		.33		54.73
Life Solutions Income & Growth Fund
Institutional Class
February 28, 2006*	12.05	.19	.18	.37	(.25)	—	(.25)	12.17	3.15	27,592	.45		.66		3.16		15.11
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)	12.05	8.28	27,958	.45		.68		2.73		35.40
August 31, 2004	10.85	.28	.55	.83	(.25)	—	(.25)	11.43	7.74	27,639	.45		.56		2.47		48.39
August 31, 2003	10.21	.18	.75	.93	(.29)	—	(.29)	10.85	9.38	24,618	.45		.58		1.75		22.46
August 31, 2002	10.84	.30	(.48)	(.18)	(.45)	—	(.45)	10.21	(1.64)	19,937	.45	(i)	.53	(i)	2.60	(i)	41.96
August 31, 2001	13.21	.45	(1.24)	(.79)	(.79)	(.79)	(1.58)	10.84	(6.35)	19,878	.45		.59		3.87		79.47
Class R
February 28, 2006*	12.01	.01	.32	.33	(.24)	—	(.24)	12.10	2.77	315	1.00		1.21		.25		15.11
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)	12.01	8.10	19	.74		.97		1.96		35.40
August 31, 2004 **	11.09	.04	.30	.34	—	—	—	11.43	3.07	10	.46		.59		1.24		48.39

* For the six months ended February 28, 2006 (Unaudited)
** For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(f) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(g) During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(h) During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(i) During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

18

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

19

SSgA

Life Solutions Funds

Notes to Financial Statements — February 28, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of February 28, 2006. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Growth Fund and SSgA Income and Growth Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003 the Funds Class R shares prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
SSgA Enhanced Small Cap
SSgA Directional Core Equity
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Financial Statements

20

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Financial Statements

21

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Notes to Financial Statements

22

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2005, the capital loss carryovers and expiration dates are as follows:

	08/31/2010	08/31/2011	08/31/2012	Total
Balanced Fund	$11,175,270	$2,919,167	$609,585	$14,704,022
Growth Fund	8,667,010	2,400,496	—	11,067,506
Income and Growth Fund	1,857,779	475,576	—	2,333,355

At February 28, 2006, the components of distributable earnings on a tax basis were as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$72,456,800	$44,622,543	$26,113,015
Gross Tax Unrealized Appreciation	9,062,853	7,045,133	1,925,368
Gross Tax Unrealized Depreciation	(214,133)	(65,686)	(128,486)
Net Tax Unrealized Appreciation (Depreciation)	$8,848,720	$6,979,447	$1,796,882

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements

23

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

3.  Investment Transactions

Securities

During the period ended February 28, 2006, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$13,094,142	$19,431,425
Growth Fund	7,145,660	5,174,598
Income and Growth Fund	4,307,403	4,120,842

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Adviser. However, each Fund pays management fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the period ended February 28, 2006, the Adviser has contractually agreed to reimburse the Funds for all expenses in excess of .45% of average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the Growth Fund and the Income and Growth Fund for the period ended February 28, 2006 was $433 and $29,159, respectively. There were no reimbursements for the Balanced Fund for the period ended February 28, 2006.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements

24

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of .13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	CitiStreet	Global Markets
Balanced Fund	$116	$971
Growth Fund	—	63
Income and Growth Fund	—	199

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to Service Organizations from each institutional class, are not permitted by the Plan to exceed .25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2006.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2006, this amounted to:

Funds	Global Markets
Balanced Fund	$210
Growth Fund	217
Income and Growth Fund	71

Notes to Financial Statements

25

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2006 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$1,800	$3,015	$1,963
Distribution fees	5,878	2,852	1,788
Shareholder servicing fees	17,276	8,556	4,311
Transfer agent fees	15,700	15,881	15,321
	$40,654	$30,304	$23,383

Beneficial Interest

As of February 28, 2006, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Balanced	2	76.3
Growth	2	85.3
Income and Growth	1	75.8

Transactions With Affiliated Companies

Transactions during the period ended February 28, 2006 with Underlying Funds in which a Fund has had ownership of at least 5% of the voting securities during the period are as follows:

Affiliate	Purchase Cost	Sales Cost	Income Distributions
Balanced
SSgA Aggressive Equity	$1,611,465	$1,887,196	$1,143,377
SSgA Bond Market	6,221,344	5,538,595	889,986
SSgA Large Cap Growth Opportunities	94,198	244,927	—
SSgA Large Cap Value	480,230	398,518	330,230
	$8,407,237	$8,069,236	$2,363,593
Growth
SSgA Aggressive Equity	$1,443,457	$716,407	$825,804
SSgA Large Cap Growth Opportunities	270,408	153,240	—
SSgA Large Cap Value	453,952	248,135	243,865
	$2,167,817	$1,117,782	$1,069,669
Income and Growth
SSgA Aggressive Equity	$545,437	$578,611	$254,493
SSgA Large Cap Growth Opportunities	87,974	221,207	—
SSgA Large Cap Value	203,665	259,273	69,607
	$837,076	$1,059,091	$324,100

Notes to Financial Statements

26

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the periods ended
	Shares		Dollars
Balanced Fund	February 28, 2006	August 31, 2005	February 28, 2006	August 31, 2005
Institutional Class
Proceeds from shares sold	589	2,072	$7,124	$23,690
Proceeds from reinvestment of distributions	112	193	1,351	2,213
Payments for shares redeemed	(1,505)	(3,261)	(18,225)	(37,518)
	(804)	(996)	$(9,750)	$(11,615)
Proceeds from shares sold	77	13	$943	$142
Proceeds from reinvestment of distributions	1	—	7	—
Payments for shares redeemed	—	(11)	(1)	(126)
	78	2	949	16
Total net increase (decrease)	(726)	(994)	$(8,801)	$(11,599)
Growth Fund
Institutional Class
Proceeds from shares sold	263	857	$3,175	$9,724
Proceeds from reinvestment of distributions	33	65	401	735
Payments for shares redeemed	(336)	(1,343)	(4,055)	(15,262)
	(40)	(421)	$(479)	$(4,803)
Class R
Proceeds from shares sold	80	3	$973	$29
Proceeds from reinvestment of distributions	—	—	6	—
Payments for shares redeemed	(2)	(2)	(22)	(21)
	78	1	957	8
Total net increase (decrease)	38	(420)	$478	$(4,795)
Income and Growth Fund
Institutional Class
Proceeds from shares sold	201	703	$2,427	$8,247
Proceeds from reinvestment of distributions	50	70	594	813
Payments for shares redeemed	(303)	(871)	(3,634)	(10,235)
	(52)	(98)	$(613)	$(1,175)
Class R
Proceeds from shares sold	25	1	$297	$8
Proceeds from reinvestment of distributions	—	—	3	—
Payments for shares redeemed	(1)	—	(6)	—
	24	1	294	8
Total net increase (decrease)	(28)	(97)	$(319)	$(1,167)

Notes to Financial Statements

27

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

5.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2006, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements

28

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — February 28, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

29

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson, Age 66 6217 139th Place SE Bellevue, WA 98006	Trustee since 1988 Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Governance Committee Member, Valuation Committee Member, Audit Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Director, Frank Russell Trust Company; • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies); and President, SSgA Funds.	26	• Trustee, Frank Russell Trust Company

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

30

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboardtree Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committe Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	None

Disclosure of Information about Fund Trustees and Officers

31

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); and • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans).	26	• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
					• September 2002 to Present, Board Member, Amerigroup Corp.

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26	None

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	None

Disclosure of Information about Fund Trustees and Officers

32

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• 2000 to Present, Vice President, StreetTracks Series Trust (registered investment company).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 41 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

33

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Peter A. Ambrosini, Chief Compliance Officer

J. David Griswold, Vice President and Secretary

Deedra S. Walkey, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

34

LSSAR-02/06 (46639)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Semiannual Report

February 28, 2006

SSgA Funds
Money Market Funds

Semiannual Report

February 28, 2006 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Money Market Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,018.60	$1,022.81
Expenses Paid During Period *	$2.00	$2.01

* Expenses are equal to the Fund's expense ratio of .40% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund

3

This page has been intentionally left blank.

SSgA
Money Market Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 25.5%
American Honda Finance Corp. (Ê)	60,000	4.700	05/12/06	60,000
American Honda Finance Corp. (Ê)	18,000	4.675	08/08/06	18,000
Bank of America Corp. (Ê)	170,000	4.565	03/14/06	170,000
Bank of America Corp. (Ê)	50,000	4.560	06/07/06	50,000
Eli Lilly & Co. (Ê)	45,000	4.540	03/01/07	45,000
Goldman Sachs Group Inc. (Ê)	30,000	4.700	08/14/06	30,000
Goldman Sachs Group Inc. (Ê)	75,000	4.663	12/11/06	75,000
Goldman Sachs Group Inc. (Ê)	25,000	4.663	12/18/06	25,000
Goldman Sachs Group Inc. (Ê)	50,000	4.683	03/13/07	50,000
HBOS Treasury Services PLC (Ê)	40,000	4.620	03/01/07	40,000
Marshall & Ilsley (Ê)	175,000	4.510	03/07/07	174,965
Merrill Lynch & Co. Inc. (Ê)	70,000	4.630	03/06/07	70,000
Morgan Stanley (Ê)	36,750	4.799	03/27/06	36,758
Morgan Stanley (Ê)	25,000	4.643	04/17/06	25,000
Morgan Stanley (Ê)	70,000	4.630	02/04/07	70,000
Morgan Stanley (Ê)	50,000	4.600	05/15/07	50,000
National Australia Bank (Ê)	70,000	4.536	03/07/07	70,000
Nordea Bank (Ê)	75,000	4.550	01/12/07	75,000
Northern Rock PLC (Ê)	65,000	4.611	02/02/07	65,000
Northern Rock PLC (Ê)	40,000	4.570	03/05/07	40,000
Royal Bank of Scotland (Ê)	100,000	4.790	11/24/06	100,028
Toyota Motor Credit (Ê)	50,000	4.570	04/24/06	50,000
Toyota Motor Credit (Ê)	50,000	4.770	08/25/06	50,003
Toyota Motor Credit (Ê)	100,000	4.510	11/13/06	99,998
Wells Fargo & Company	32,000	4.540	03/03/06	32,000
Wells Fargo & Company (Ê)	100,000	4.531	07/03/06	100,000
Westpac Banking Corp. (Ê)	52,000	4.540	03/16/07	52,000
World Savings Bank	200,000	4.530	03/06/06	200,000
Total Corporate Bonds and Notes (amortized cost $1,923,752)				1,923,752
Domestic Certificates of Deposit - 5.6%
First Tennessee Bank NA	100,000	4.530	03/27/06	100,000
Washington Mutual Bank	100,000	4.530	03/27/06	100,000
Washington Mutual Bank	53,000	4.540	03/28/06	53,000
Washington Mutual Bank (Ê)	72,000	4.545	03/20/06	72,000
Wells Fargo Bank NA	100,000	4.520	03/28/06	99,999
Total Domestic Certificates of Deposit (amortized cost $424,999)				424,999
Eurodollar Certificates of Deposit - 4.4%
Barclays Bank PLC	200,000	4.530	03/28/06	200,000
Credit Agricole Indosuez	30,000	4.050	03/23/06	29,997
Credit Agricole Indosuez	100,000	4.735	10/13/06	100,000
Total Eurodollar Certificates of Deposit (amortized cost $329,997)				329,997
Domestic Commercial Paper - 16.6%
Amstel Funding Corp.	75,000	4.410	05/02/06	74,430
Amstel Funding Corp.	100,000	4.635	07/27/06	98,095

Money Market Fund

5

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Eiffel Funding LLC	50,000	4.500	03/10/06	49,944
Emerald Notes	60,000	4.440	03/23/06	59,837
Fairway Finance Corp.	37,266	4.420	03/20/06	37,179
Gemini Securitization Corp.	150,000	4.510	03/03/06	149,963
General Electric Capital Corp.	100,000	4.490	03/28/06	99,663
Giro Balanced Funding Corp.	100,000	4.530	03/08/06	99,912
Grampian Funding Ltd.	165,000	4.365	03/08/06	164,860
Grampian Funding Ltd.	50,000	4.590	07/21/06	49,095
Klio Funding III Ltd.	35,385	4.420	03/06/06	35,363
Klio Funding III Ltd.	28,777	4.420	03/20/06	28,710
Lockhart Funding Inc.	44,509	4.510	04/13/06	44,269
Park Granada LLC	65,000	4.420	03/16/06	64,880
Park Granada LLC	120,000	4.540	03/24/06	119,652
Saint Germain Holdings Ltd.	75,000	4.510	03/27/06	74,756
Total Domestic Commercial Paper (amortized cost $1,250,608)				1,250,608
Foreign Commercial Paper - 5.1%
Alliance & Leicester PLC	100,000	4.340	03/20/06	99,771
Danske Corporation	130,000	4.565	10/13/06	126,274
Macquarie Bank Ltd. (Ê)	75,000	4.580	07/18/06	74,997
Skandinaviska Enskilda (Ê)	50,000	4.575	11/28/06	49,996
Skandinaviska Enskilda (Ê)	35,000	4.540	01/22/07	35,000
Total Foreign Commercial Paper (amortized cost $386,038)				386,038
Domestic Time Deposits - 1.2%
SunTrust Bank	93,922	4.510	03/01/06	93,922
Total Domestic Time Deposits (amortized cost $93,922)				93,922
United States Government Agencies - 3.8%
Federal Home Loan Mortgage Corp. Discount Note	50,000	3.860	03/21/06	49,893
Federal Home Loan Mortgage Corp. Discount Note	103,366	4.590	07/25/06	101,442
Federal Home Loan Mortgage Corp. Discount Note	82,179	4.605	08/01/06	80,571
Freddie Mac	57,425	3.845	03/07/06	57,388
Total United States Government Agencies (amortized cost $289,294)				289,294
Yankee Certificates of Deposit - 26.0%
Banco Bilbao Vizcaya Argentaria	225,000	4.495	04/06/06	225,001
Bank of Nova Scotia	100,000	4.530	03/28/06	100,000
Barclays Bank PLC	35,000	5.010	11/27/06	35,000
BNP Paribas SA (Ê)	125,000	4.500	06/21/06	124,989
BNP Paribas SA	90,000	4.625	07/10/06	90,000
Canadian Imperial Bank Corp. (Ê)	75,000	4.545	04/28/06	74,997
Canadian Imperial Bank Corp.	54,000	3.750	06/14/06	53,998
Credit Suisse First Boston	200,000	4.530	03/27/06	200,000
Deutsche Bank AG	150,000	4.625	07/06/06	150,000
Deutsche Bank AG	43,000	4.810	10/30/06	43,000
Dexia Bank (Ê)	200,000	4.511	03/27/06	199,976
Fortis Bank	80,000	4.730	10/13/06	80,000

Money Market Fund

6

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Lloyds Bank PLC (Ê)	100,000	4.475	04/03/06	99,995
Societe Generale	135,000	4.503	03/02/06	135,000
Societe Generale	75,000	4.625	07/10/06	75,000
Toronto Dominion Bank	21,000	3.748	06/26/06	20,999
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	200,000	4.540	03/28/06	200,000
Total Yankee Certificates of Deposits (amortized cost $1,957,955)				1,957,955
Total Investments - 88.2% (amortized cost $6,656,565)				6,656,565

Repurchase Agreements - 11.9%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $125,000 dated February 28, 2006 at 4.613% to be repurchased at $125,016 on March 1, 2006, collateralized by: $120,078 par various Corporate Obligations, valued at $127,501	125,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $100,000 dated February 28, 2006 at 4.613% to be repurchased at $100,013 on March 1, 2006, collateralized by: $101,117 par various Corporate Obligations, valued at $102,000	100,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $330,000 dated February 28, 2006 at 4.570% to be repurchased at $330,042 on March 1, 2006, collateralized by: $410,898 par United States Government Agency Mortgage Obligations, valued at $336,600	330,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $120,000 dated February 28, 2006 at 4.613% to be repurchased at $120,015 on March 1, 2006, collateralized by: $114,131 par various Municipal Bonds, valued at $122,400	120,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $25,000 dated February 28, 2006 at 4.613% to be repurchased at $25,003 on March 1, 2006, collateralized by: $9,852 par various Corporate Obligations, valued at $26,229	25,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 28, 2006 at 4.570% to be repurchased at $200,025 on March 1, 2006, collateralized by: $628,217 par United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Total Repurchase Agreements (identified cost $900,000)	900,000
Total Investments and Repurchase Agreements - 100.1% (cost $7,556,565)(†)	7,556,565
Other Assets and Liabilities, Net - (0.1%)	(6,462)
Net Assets - 100.0%	7,550,103

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

7

SSgA
Money Market Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Corporate Bonds & Notes	25.5
Domestic Certificates of Deposit	5.6
Eurodollar Certificates of Deposit	4.4
Domestic Commercial Paper	16.6
Foreign Commercial Paper	5.1
Domestic Time Deposits	1.2
United States Government Agencies	3.8
Yankee Certificates of Deposit	26.0
Repurchase Agreements	11.9
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

8

SSgA

US Government Money Market Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,018.20	$1,022.76
Expenses Paid During Period *	$2.05	$2.06

* Expenses are equal to the Fund's expense ratio of .41% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

US Government Money Market Fund

9

This page has been intentionally left blank.

SSgA
US Government Money Market Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 43.0%
Federal Home Loan Bank (Ê)	150,000	4.371	12/22/06	149,939
Federal Home Loan Bank Discount Note	38,842	3.850	03/15/06	38,784
Federal Home Loan Mortgage Corp. (Ê)	100,000	4.389	12/27/06	99,962
Federal Home Loan Mortgage Corp. Discount Note	25,000	4.605	08/01/06	24,511
Federal National Mortgage Association	23,300	1.750	06/16/06	23,165
Federal National Mortgage Association (Ê)	50,000	4.325	09/07/06	49,987
Federal National Mortgage Association (Ê)	165,000	4.450	09/07/06	164,973
Total United States Government Agencies (amortized cost $551,321)				551,321
Total Investments - 43.0% (amortized cost $551,321)				551,321

Repurchase Agreements - 57.1%
Agreement with Banc of America Securities LLC and The Bank of New York, Inc. (Tri-Party) of $208,524 dated February 28, 2006 at 4.550% to be repurchased at $208,550 on March 1, 2006, collateralized by: $203,499 par United States Government Agency Obligations, valued at $212,695	208,524
Agreement with Barclays and The Bank of New York, Inc. (Tri-Party) of $50,000 dated February 28, 2006 at 4.560% to be repurchased at $50,006 on March 1, 2006, collateralized by: $51,946 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $50,000 dated February 28, 2006 at 4.560% to be repurchased at $50,006 on March 1, 2006, collateralized by: $50,292 par United States Government Agency Obligations, valued at $51,000	50,000
Agreement with Credit Suisse First Boston LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2006 at 4.560% to be repurchased at $50,006 on March 1, 2006, collateralized by: $48,100 par United States Government Agency Obligations, valued at $51,003	50,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $275,000 dated February 28, 2006 at 4.560% to be repurchased at $275,035 on March 1, 2006, collateralized by: $290,935 par United States Government Agency Obligations, valued at $280,500	275,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2006 at 4.560% to be repurchased at $50,006 on March 1, 2006, collateralized by: $50,809 par United States Government Agency Obligations, valued at $51,003	50,000
Agreement with UBS Warburg LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2006 at 4.560% to be repurchased at $50,006 on March 1, 2006, collateralized by: $50,910 par United States Government Agency Obligations, valued at $51,005	50,000
Total Repurchase Agreements (identified cost $733,524)	733,524
Total Investments and Repurchase Agreements - 100.1% (cost $1,284,845)(†)	1,284,845
Other Assets and Liabilities, Net - (0.1%)	(1,339)
Net Assets - 100.0%	1,283,506

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

11

SSgA
US Government Money Market Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
United States Government Agencies	43.0
Repurchase Agreements	57.1
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

12

SSgA

Tax Free Money Market Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,011.70	$1,022.27
Expenses Paid During Period *	$2.54	$2.56

* Expenses are equal to the Fund's expense ratio of .51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tax Free Money Market Fund

13

This page has been intentionally left blank.

SSgA
Tax Free Money Market Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.8%
Alabama - 4.6%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	3.190	11/15/39	8,195
County of Jefferson Alabama Revenue Bonds, weekly demand (Ê)	6,000	3.200	02/01/42	6,000
Montgomery BMC Special Care Facilities Financing Authority Revenue, weekly demand (Ê)(µ)	3,365	3.190	12/01/30	3,365
Montgomery Industrial Development Board Revenue Bonds, weekly demand (Ê)	6,400	2.930	05/01/21	6,400
				23,960
Alaska - 0.4%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.180	07/01/22	2,250
Arizona - 0.9%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.200	07/01/23	2,500
Pima County Industrial Development Authority, weekly demand Revenue Bonds (Ê)(µ)	2,400	3.220	12/01/22	2,400
				4,900
California - 5.7%
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	1,865	3.210	12/01/11	1,865
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	2,700	3.210	05/01/13	2,700
County of Ventura California Certificate of Participation, weekly demand (Ê)(µ)	2,990	3.210	08/15/11	2,990
Highland Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	6,120	3.230	03/01/28	6,120
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.120	12/15/30	3,500
Sacramento Municipal Utility District Revenue Bonds, weekly demand (Ê)(µ)	10,010	3.210	05/15/20	10,010
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	3.150	07/01/23	2,600
				29,785
Colorado - 3.1%
City of Aurora Colorado Certificate of Participation, weekly demand (Ê)(µ)	6,015	3.180	12/01/30	6,015
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,545	3.200	10/01/30	1,545
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	2,240	3.190	12/01/29	2,240
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	3.200	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,230	3.200	09/01/18	1,230
				16,030
Connecticut - 0.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.160	07/01/29	2,500
District of Columbia - 0.6%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	3.200	06/01/15	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.200	06/01/30	1,800
				3,030

Tax Free Money Market Fund

15

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Florida - 0.8%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.160	01/01/16	2,410
Putnam County Development Authority Revenue Bonds, semi-annual demand (Ê)	2,035	3.270	12/15/09	2,035
				4,445
Georgia - 2.8%
Athens-Clarke County Unified Government Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,100	3.000	07/01/35	3,100
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,305	3.210	01/01/19	3,305
Cobb County School District Notes	7,000	4.500	12/29/06	7,073
Fulton County Building Authority Revenue Bonds, weekly demand (Ê)(µ)	1,480	3.220	01/01/15	1,480
				14,958
Idaho - 0.8%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,700	3.250	01/01/33	1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.250	07/01/33	2,500
				4,200
Illinois - 2.6%
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	3.240	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.210	11/15/24	1,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.200	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.200	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,120	3.200	07/01/28	2,120
Illinois Student Assistance Commission Revenue Bonds, weekly demand (Ê)(µ)	460	3.240	03/01/06	460
				13,730
Indiana - 2.7%
Indiana Health Facility Financing Authority Revenue Bonds, weekly demand (Ê)	14,000	3.210	03/01/30	14,000
Iowa - 0.4%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.170	02/15/35	2,000
Kentucky - 2.5%
Kentucky Asset Liability Commission Revenue Notes	7,500	4.000	06/28/06	7,532
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	5,400	3.230	05/15/23	5,400
Shelby County Kentucky Revenue Bonds, weekly demand (Ê)(µ)	55	3.010	09/01/34	55
				12,987
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,200	3.330	07/01/12	1,200
Maryland - 4.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.180	04/01/35	4,000
Montgomery County Housing Opportunites Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	3.180	06/01/30	3,000
University System of Maryland Revenue Bonds	15,000	5.000	04/01/06	15,028
				22,028

Tax Free Money Market Fund

16

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts - 5.5%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.230	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,155	3.200	10/25/13	4,155
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.190	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	1,000	3.050	07/01/29	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	5,000	2.910	11/01/49	5,000
Massachusetts Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,200	3.230	01/01/11	2,200
Massachusetts Port Authority Revenue Bonds, weekly demand (Ê)(µ)	5,580	3.250	07/01/09	5,580
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.190	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.190	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.180	06/15/33	5,800
				29,015
Michigan - 3.0%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.200	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Notes (µ)	1,000	4.000	08/18/06	1,003
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.180	06/01/30	2,000
Plymouth-Canton Community School District General Obligation Unlimited, weekly demand (Ê)(µ)	3,890	3.200	05/01/12	3,890
State of Michigan General Obligation Unlimited Notes	5,000	4.500	09/29/06	5,035
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	2,130	3.180	09/15/09	2,130
				15,558
Minnesota - 0.7%
State of Minnesota General Obligation Unlimited	3,515	5.000	10/01/06	3,551
Missouri - 0.1%
Missouri Development Finance Board Revenue Bonds, weekly demand (Ê)	600	2.990	12/01/33	600
Nevada - 1.2%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	2,290	3.180	07/01/12	2,290
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,165	3.220	10/01/30	1,165
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.220	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.220	10/15/33	1,900
				6,555
New Hampshire - 1.2%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.200	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.170	06/01/32	4,500
				6,400

Tax Free Money Market Fund

17

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New Jersey - 6.3%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	3.180	07/01/26	800
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)	10,435	3.220	03/01/13	10,435
New Jersey State Transit Corp. Certificate of Participation, weekly demand (Ê)(µ)	11,315	2.750	09/15/15	11,315
State of New Jersey General Obligation Notes	7,500	4.500	06/23/06	7,531
State of New Jersey Revenue Bonds	3,200	4.000	06/23/06	3,212
				33,293
New York - 15.0%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.130	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.130	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	3.180	06/01/22	1,100
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	2,500	3.160	03/01/34	2,500
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.170	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,100	3.220	11/01/13	2,100
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,235	3.120	11/01/22	4,235
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,990	3.160	11/01/22	4,990
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.150	11/15/22	4,160
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	3.160	11/15/22	2,400
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	5,160	3.170	04/01/19	5,160
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	17,300	3.150	04/01/22	17,300
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.200	02/15/21	1,000
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,770	3.200	07/01/28	1,770
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,000	3.200	05/15/33	2,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	7,200	3.210	11/15/33	7,200
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	6,500	3.200	05/15/34	6,500
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	3.160	01/01/31	2,365
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	7,200	3.200	01/01/32	7,200
				78,580
North Carolina - 2.5%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.170	07/01/16	2,000
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	5,110	3.170	07/01/29	5,110
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.180	03/01/15	3,065
North Carolina Medical Care Commission Revenue Bonds, weekly demand (æ)	2,000	5.250	06/01/17	2,010
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.180	05/01/21	1,000
				13,185
Ohio - 2.9%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	6,600	3.200	06/01/16	6,600
Franklin County Ohio Revenue Bonds, weekly demand (æ)	1,000	5.875	06/01/21	1,026
Ohio State University Revenue Bonds, weekly demand (Ê)	7,800	3.090	06/01/35	7,800
				15,426
Oklahoma - 1.0%
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	3.240	08/01/18	5,000

Tax Free Money Market Fund

18

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Oregon - 1.0%
State of Oregon General Obligation Unlimited Notes	5,000	4.500	11/27/06	5,051
Pennsylvania - 4.2%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.240	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.240	06/01/29	1,700
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	8,000	2.990	07/01/25	8,000
Southcentral General Authority Revenue Bonds, weekly demand (Ê)(µ)	10,100	3.170	05/15/35	10,100
				22,300
Puerto Rico - 2.0%
Puerto Rico Highway & Transportation Authority Revenue Bonds, weekly demand (Ê)	10,715	3.210	07/01/29	10,715
Rhode Island - 1.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)	9,675	3.160	09/01/43	9,675
South Carolina - 0.5%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.170	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,385	3.170	02/15/28	1,385
				2,585
South Dakota - 1.0%
South Dakota Housing Development Authority Revenue Bonds	5,000	4.500	12/15/06	5,040
Tennessee - 1.6%
City of Memphis Tennessee General Obligation Unlimited, weekly demand (Ê)	1,630	3.270	08/01/07	1,630
City of Memphis Tennessee Revenue Bonds, annual demand (Ê)(µ)	2,995	3.220	12/01/11	2,995
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.200	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.310	01/01/30	3,095
				8,470
Texas - 8.8%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.190	12/01/14	1,400
Bell County Health Facility Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,365	3.010	08/15/31	2,365
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	3,200	3.220	08/15/35	3,200
Lower Neches Valley Authority Revenue Bonds, semi-annual demand (Ê)	1,000	3.350	02/15/17	1,000
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.200	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.230	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.230	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,825	3.170	12/01/16	3,825
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	3.240	12/01/29	1,800

Tax Free Money Market Fund

19

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,995	3.240	06/01/34	3,995
State of Texas General Obligation Unlimited Notes	20,000	4.500	08/31/06	20,121
West Side Calhoun County Development Corp. Revenue Bonds, weekly demand (Ê)	500	3.010	12/01/15	500
				46,406
Utah - 2.0%
County of Weber Utah Revenue Bonds, weekly demand (Ê)	1,300	3.010	02/15/32	1,300
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.260	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.020	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.250	07/01/33	6,000
				10,250
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.220	12/01/25	1,200
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.240	06/15/26	1,500
Washington - 2.4%
City of Seattle Washington Revenue Bonds, weekly demand (Ê)	7,500	3.060	03/01/32	7,500
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.220	07/01/18	1,000
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,975	3.240	08/01/26	3,975
				12,475
West Virginia - 0.6%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.220	12/01/25	3,000
Wisconsin - 1.2%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.200	09/01/33	3,000
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,250	3.240	05/01/34	3,250
				6,250

Total Short-Term Tax-Exempt Obligations (cost $524,083)	524,083
Total Investments - 99.8% (identified cost $524,083) (†)	524,083
Other Assets and Liabilities, Net - 0.2%	1,146
Net Assets - 100%	525,229

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

20

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

%
Quality Ratings as a % of Value
VMIG1, SP-1+ or equivalent*	100
Economic Sector Emphasis as a % of Value
General Obligation	26
Healthcare Revenue	15
Housing Revenue	13
Education Revenue	11
Transportation Revenue	11
Utility Revenue	7
Electricity & Power Revenue	6
Industrial Revenue/Pollution Control Revenue	4
Airport Revenue	3
Other	1
Pre-refunded/Escrow to Maturity Bonds	1
Public Agency	1
Student Loan Revenue	1
100

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

21

SSgA
Tax Free Money Market Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Alabama	4.6
Alaska	0.4
Arizona	0.9
California	5.7
Colorado	3.1
Connecticut	0.5
District of Columbia	0.6
Florida	0.8
Georgia	2.8
Idaho	0.8
Illinois	2.6
Indiana	2.7
Iowa	0.4
Kentucky	2.5
Maine	0.2
Maryland	4.2
Massachusetts	5.5
Michigan	3.0
Minnesota	0.7
Missouri	0.1
Nevada	1.2
New Hampshire	1.2
New Jersey	6.3
New York	15.0
North Carolina	2.5
Ohio	2.9
Oklahoma	1.0
Oregon	1.0
Pennsylvania	4.2
Puerto Rico	2.0
Rhode Island	1.8
South Carolina	0.5
South Dakota	1.0
Tennessee	1.6
Texas	8.8
Utah	2.0
Vermont	0.2
Virginia	0.3
Washington	2.4
West Virginia	0.6
Wisconsin	1.2
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
100.0

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

22

SSgA
Money Market Funds

Notes to Schedules of Investments — February 28, 2006 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedules of Investments

23

SSgA
Money Market Funds

Statement of Assets and Liabilities — February 28, 2006 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$6,656,565	$551,321	$524,083
Investments at amortized cost which approximates value	6,656,565	551,321	524,083
Repurchase agreements at cost which approximates value	900,000	733,524	—
Receivables:
Interest	22,100	3,168	3,274
Fund shares sold	213	3	—
From Advisor	178	—	—
Prepaid expenses	84	36	43
Total assets	7,579,140	1,288,052	527,400
Liabilities
Payables:
Due to custodian	—	—	838
Fund shares redeemed	213	3	—
Accrued fees to affiliates	2,399	435	164
Other accrued expenses	113	21	23
Dividends	26,312	4,087	1,146
Total liabilities	29,037	4,546	2,171
Net Assets	$7,550,103	$1,283,506	$525,229
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9	$115	$107
Accumulated net realized gain (loss)	(74)	(34)	(72)
Shares of beneficial interest	7,550	1,284	525
Additional paid-in capital	7,542,618	1,282,141	524,669
Net Assets	$7,550,103	$1,283,506	$525,229
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$7,550,103,300	$1,283,506,148	$525,229,262
Shares outstanding ($.001 par value)	7,550,172,595	1,283,480,722	525,114,147
* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

24

SSgA
Money Market Funds

Statement of Operations — For the Period Ended February 28, 2006 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$157,397	$31,036	$7,468
Expenses
Advisory fees	9,490	1,933	653
Administrative fees	1,164	237	95
Custodian fees	612	125	48
Distribution fees	1,465	136	250
Transfer agent fees	81	23	16
Professional fees	49	17	12
Registration fees	12	10	10
Shareholder servicing fees	2,327	631	223
Trustees' fees	95	21	7
Insurance fees	755	10	3
Printing fees	103	10	5
Miscellaneous	36	12	10
Expenses before reductions	16,189	3,165	1,332
Expense reductions	(1,004)	-	(2)
Net expenses	15,185	3,165	1,330
Net investment income (loss)	142,212	27,871	6,138
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	279	5	(27)
Net Increase (Decrease) in Net Assets from Operations	$142,491	$27,876	$6,111

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

25

SSgA
Money Market Funds

Statement of Changes in Net Assets

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,212	$176,090	$27,871	$30,675	$6,138	$6,798
Net realized gain (loss)	279	14	5	(8)	(27)	(45)
Net increase (decrease) in net assets from operations	142,491	176,104	27,876	30,667	6,111	6,753
Distributions
From net investment income	(142,212)	(176,090)	(27,871)	(30,675)	(6,138)	(6,798)
Share Transactions
Net increase (decrease) in net assets from share transactions	(25,750)	(571,373)	(462,091)	584,493	71,339	55,444
Total Net Increase (Decrease) in Net Assets	(25,471)	(571,359)	(462,086)	584,485	71,312	55,399
Net Assets
Beginning of period	7,575,574	8,146,933	1,745,592	1,161,107	453,917	398,518
End of period	$7,550,103	$7,575,574	$1,283,506	$1,745,592	$525,229	$453,917
Undistributed (overdistributed) net investment income included in net assets	$9	$9	$115	$115	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

26

This page has been intentionally left blank.

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

See accompanying notes which are an integral part of the financial statements.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(a)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
Money Market Fund
February 28, 2006*	1.0000	.0185	—	(d)	.0185	(.0185)	—	(.0185)	1.0000	1.86	7,550,103	.40	.43	3.75
August 31, 2005	1.0000	.0218	—	(d)	.0218	(.0218)	—	(.0218)	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.0076	—	(d)	.0076	(.0076)	—	(.0076)	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	.0104	—	(d)	.0104	(.0104)	—	(.0104)	1.0000	1.05	10,744,370	.40	.42	1.04
August 31, 2002	1.0000	.0196	—	(d)	.0196	(.0196)	—	(.0196)	1.0000	1.98	10,657,389	.39	.39	1.95
August 31, 2001	1.0000	.0518	—		.0518	(.0518)	—	(.0518)	1.0000	5.31	10,724,407	.38	.38	5.14
US Government Money Market Fund
February 28, 2006*	1.0000	.0181	—	(d)	.0181	(.0181)	—	(.0181)	1.0000	1.82	1,283,506	.41	.41	3.60
August 31, 2005	1.0000	.0214	—	(d)	.0214	(.0214)	—	(.0214)	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.0070	—	(d)	.0070	(.0070)	—	(.0070)	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.0099	—	(d)	.0099	(.0099)	—	(.0099)	1.0000	.99	1,404,226	.41	.41	1.00
August 31, 2002	1.0000	.0188	—	(d)	.0188	(.0188)	—	(.0188)	1.0000	1.89	2,016,054	.40	.40	1.89
August 31, 2001	1.0000	.0507	—	(d)	.0507	(.0507)	—	(.0507)	1.0000	5.19	2,061,913	.40	.40	4.99
Tax Free Money Market Fund
February 28, 2006*	1.0000	.0116	—	(d)	.0116	(.0116)	—	(.0116)	1.0000	1.17	525,229	.51	.51	2.35
August 31, 2005	1.0000	.0146	—	(d)	.0146	(.0146)	—	(.0146)	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.0048	.0003		.0051	(.0048)	(.0003)	(.0051)	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.0069	—	(d)	.0069	(.0069)	—	(.0069)	1.0000	.69	445,166	.53	.53	.69
August 31, 2002	1.0000	.0119	—	(d)	.0119	(.0119)	—	(.0119)	1.0000	1.20	572,360	.48	.48	1.17
August 31, 2001	1.0000	.0305	—	(d)	.0305	(.0305)	—	(.0305)	1.0000	3.10	461,123	.52	.53	2.97

* For six months ended February 28, 2006 (Unaudited)
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
 The custody credit arrangements had an impact of less that .005% per share.
(d) Less than $.005 per share.

Financial Highlights

28

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

29

SSgA

Money Market Funds

Notes to Financial Statements — February 28, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2006. These financial statements report on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At February 28, 2006 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Funds	08/31/2011	08/31/2012	08/31/2013	Total
Money Market	$9,747	$821	$341,550	$352,118
US Government Money Market	5,172	16,922	8,920	31,014

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, and treat it as arising in the fiscal year 2006 as follows:

US Government Money Market	$7,997
Tax Free Money Market	44,861

Notes to Financial Statements

30

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may engage in repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of .25% of their daily net assets.

The Adviser has contractually agreed to reimburse the Money Market Fund for all expenses in excess of .40% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2006 was $1,002,621

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of February 28, 2006, $4,837,229 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

Notes to Financial Statements

31

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$1,111
US Government Money Market	140
Tax Free Money Market	2,025

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — .0315%; over $15 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2006, each Fund paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$949,070	$487,506	$432,879	$85,617	$11
US Government Money Market	193,300	—	379,053	2,342	—
Tax Free Money Market	65,289	—	90,611	66,557	—

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2006.

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Funds pay a fee to AMBAC of an annual rate of .018% of its daily average net assets.

Notes to Financial Statements

32

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2006 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,575,444	$251,412	$109,672
Administration fees	171,678	26,781	24,530
Custodian fees	162,375	9,201	7,568
Distribution fees	147,245	6,176	9,135
Shareholder servicing fees	254,268	126,540	—
Transfer agent fees	52,389	10,784	8,212
Trustees' fees	35,221	3,693	4,994
	$2,398,620	$434,587	$164,111

Beneficial Interest

As of February 28, 2006, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Government Money Market	2	47.7
Tax Free Money Market	3	79.5

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Periods Ended
Money Market	February 28, 2006	August 31, 2005
Proceeds from shares sold	$48,830,889	$112,181,725
Proceeds from reinvestment of distributions	112,028	137,765
Payments for shares redeemed	(48,968,667)	(112,890,863)
Total net increase (decrease)	$(25,750)	$(571,373)
US Government Money Market
Proceeds from shares sold	$9,537,887	$16,120,095
Proceeds from reinvestment of distributions	17,933	16,546
Payments for shares redeemed	(10,017,911)	(15,552,148)
Total net increase (decrease)	$(462,091)	$584,493
Tax Free Money Market
Proceeds from shares sold	$4,638,017	$5,315,016
Proceeds from reinvestment of distributions	2,729	3,271
Payments for shares redeemed	(4,569,407)	(5,262,843)
Total net increase (decrease)	$71,339	$55,444

Notes to Financial Statements

33

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

5.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2006, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements

34

SSgA
Money Market Funds

Shareholder Requests for Additonal Information — February 28, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

35

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson, Age 66 6217 139th Place SE Bellevue, WA 98006	Trustee since 1988 Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Governance Committee Member, Valuation Committee Member, Audit Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Director; Frank Russell Trust Company; • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies); and President, SSgA Funds.	26	• Trustee, Frank Russell Trust Company

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

36

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboardtree Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committe Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	None

Disclosure of Information about Fund Trustees and Officers

37

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); and • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans)	26	• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
					• September 2002 to Present, Board Member, Amerigroup Corp.

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26	None

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	None

Disclosure of Information about Fund Trustees and Officers

38

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• 2000 to Present, Vice President, StreetTracks Series Trust (registered investment company).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 41 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

39

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

40

MMSAR - 02/06 (46641)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Prime Money Market Fund — Class T

Semiannual Report

February 28, 2006

SSgA Funds

Institutional Money Market Funds

Semiannual Report

February 28, 2006 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

US Treasury Money Market Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,018.90	$1,023.80
Expenses Paid During Period *	$1.00	$1.00

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund

3

This page has been intentionally left blank.

SSgA

US Treasury Money Market Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Share	Date of %Maturity	Value $
United States Treasury - 27.6%
United States Treasury Bills	250,000	4.350	03/02/06	249,970
Total United States Treasury (amortized cost $249,970)				249,970
Total Investments - 27.6% (amortized cost $249,970)				249,970
Repurchase Agreements - 72.8%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $35,000 dated February 28, 2006 at 4.520% to be repurchased at $35,004 on March 1, 2006, collateralized by: $35,817 par United States Treasury Obligations, valued at $35,700				35,000
Agreement with Banc of America Securities, LLC and Bank of New York Co, Inc. (Tri-Party) of $35,000 dated February 28, 2006 at 4.500% to be repurchased at $35,004 on March 1, 2006, collateralized by: $36,856 par United States Treasury Obligations, valued at $35,701				35,000
Agreement with Bear Stearns and JP Morgan Chase & Co. (Tri-Party) of $35,000 dated February 28, 2006 at 4.500% to be repurchased at $35,004 on March 1, 2006, collateralized by: $35,978 par United States Treasury Obligations, valued at $35,712				35,000
Agreement with BNP Paribas and Bank of New York Co, Inc. (Tri-Party) of $77,556 dated February 28, 2006 at 4.520% to be repurchased at $77,566 on March 1, 2006, collateralized by: $75,507 par United States Treasury Obligations, valued at $79,107				77,556
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase & Co. (Tri-Party) of $35,000 dated February 28, 2006 at 4.510% to be repurchased at $35,004 on March 1, 2006, collateralized by: $28,245 par United States Treasury Obligations, valued at $35,701				35,000
Agreement with Deutsche Bank and Bank of New York Co, Inc. (Tri-Party) of $35,000 dated February 28, 2006 at 4.520% to be repurchased at $35,004 on March 1, 2006, collateralized by: $30,269 par United States Treasury Obligations, valued at $35,700				35,000
Agreement with Goldman Sachs and Bank of New York Co, Inc. (Tri-Party) of $35,000 dated February 28, 2006 at 4.440% to be repurchased at $35,004 on March 1, 2006, collateralized by: $29,306 par United States Treasury Obligations, valued at $35,701				35,000
Agreement with Greenwich Capital and State Street Bank & Trust of $35,000 dated February 28, 2006 at 4.500% to be repurchased at $35,004 on March 1, 2006, collateralized by: $31,817 par United States Treasury Obligations, valued at $35,693				35,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $195,000 dated February 28, 2006 at 4.520% to be repurchased at $195,024 on March 1, 2006, collateralized by: $285,315 par United States Treasury Obligations, valued at $198,900				195,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $35,000 dated February 28, 2006 at 4.520% to be repurchased at $35,004 on March 1, 2006, collateralized by: $42,311 par United States Treasury Obligation, valued at $35,701				35,000

US Treasury Money Market Fund

5

SSgA

US Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley, Inc. and Bank of New York, Inc. (Tri-Party) of $35,000 dated February 28, 2006 at 4.520% to be repurchased at 35,004 on March 1, 2006, collateralized by: $33,863 par United States Treasury Obligations, valued at $35,701	35,000
Agreement with Salomon Smith Barney and Bank of New York, Inc. (Tri-Party) of $35,000 dated February 28, 2006 at 4.450% to be repurchased at 35,004 on March 1, 2006, collateralized by: $35,850 par United States Treasury Obligations, valued at $35,701	35,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $35,000 dated February 28, 2006 at 4.520% to be repurchased at $35,004 on March 1, 2006, collateralized by: $39,024 par United States Treasury Obligation, valued at $35,701	35,000
Total Repurchase Agreements (identified cost $657,556)	657,556
Total Investments and Repurchase Agreements - 100.4% (cost $907,526)(†)	907,526
Other Assets and Liabilities, Net - (0.4%)	(3,621)
Net Assets - 100.0%	903,905

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

6

SSgA
US Treasury Money Market Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
United States Treasury	27.6
Repurchase Agreements	72.8
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

7

This page has been intentionally left blank.

SSgA

Prime Money Market Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from September 1, 2005 to February 28, 2006. Class T is based on a time period from November 4, 2005 (date of inception) to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,019.60	$1,023.80
Expenses Paid During Period *	$1.00	$1.00

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class T	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value November 4, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,012.40	$1,021.37
Expenses Paid During Period *	$2.23	$2.24

* Expenses are equal to the Fund's expense ratio of .69% (representing the period November 4, 2005 to February 28, 2006 annualized), multiplied by the average account value over the period, multiplied by 117/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund

9

This page has been intentionally left blank.

SSgA

Prime Money Market Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 14.7%
American Centurion Bank (Ê)	65,000	4.530	08/08/06	65,000
American Centurion Bank (Ê)	65,000	4.541	09/27/06	65,000
American Honda Finance Corp. (Ê)	27,000	4.675	08/08/06	27,000
American Honda Finance Corp. (Ê)	60,000	4.700	05/12/06	60,000
Bank of America Corp. (Ê)	50,000	4.560	06/07/06	50,000
Bank of America Corp. (Ê)	248,000	4.565	03/14/06	248,000
Bank of America Corp. (Ê)	75,000	4.565	02/28/07	75,000
Eli Lilly & Co. (Ê)	50,000	4.540	03/01/07	50,000
FCC National Bank (Ê)	55,000	4.900	05/17/06	55,022
Goldman Sachs Group Inc. (Ê)	30,000	4.700	08/14/06	30,000
Goldman Sachs Group Inc. (Ê)	48,000	4.700	10/02/06	48,000
Goldman Sachs Group Inc. (Ê)	100,000	4.663	12/11/06	100,000
Goldman Sachs Group Inc. (Ê)	25,000	4.663	12/18/06	25,000
Goldman Sachs Group Inc. (Ê)	50,000	4.683	03/13/07	50,000
HBOS Treasury Services PLC (Ê)	55,000	4.620	03/01/07	55,000
HBOS Treasury Services PLC (Ê)	100,000	4.540	03/07/07	100,000
Merrill Lynch & Co. Inc. (Ê)	50,000	4.630	03/17/06	50,002
Merrill Lynch & Co. Inc. (Ê)	80,000	4.630	03/06/07	80,000
Morgan Stanley (Ê)	50,000	4.799	03/27/06	50,011
Morgan Stanley (Ê)	50,000	4.643	04/17/06	50,000
Morgan Stanley (Ê)	38,000	4.643	07/10/06	38,000
Morgan Stanley (Ê)	80,000	4.630	02/04/07	80,000
Morgan Stanley (Ê)	50,000	4.600	05/15/07	50,000
National Australia Bank (Ê)	95,000	4.536	03/07/07	95,000
Northern Rock PLC (Ê)	100,000	4.611	02/02/07	100,000
Northern Rock PLC (Ê)	60,000	4.570	03/05/07	60,000
Toyota Motor Credit (Ê)	75,000	4.570	04/24/06	75,000
Toyota Motor Credit (Ê)	75,500	4.510	06/12/06	75,513
Wells Fargo & Company (Ê)	100,000	4.531	07/03/06	100,000
Westpac Banking Corp. (Ê)	82,000	4.540	03/16/07	82,000
Total Corporate Bonds & Notes (amortized cost $2,088,548)				2,088,548
Domestic Certificates of Deposit - 3.4%
Citibank NA	100,000	4.645	07/10/06	100,000
First Tennessee Bank	100,000	4.530	03/27/06	100,000
Washington Mutual Bank	100,000	4.530	03/27/06	100,000
Washington Mutual Bank	100,000	4.540	03/28/06	100,000
Washington Mutual Bank (Ê)	80,000	4.545	03/20/06	80,000
Total Domestic Certificates of Deposit (amortized cost $480,000)				480,000
Eurodollar Certificates of Deposit - 5.1%
Banco Bilbao Vizcaya Argentaria	150,000	4.530	03/28/06	150,000
Barclays Bank PLC	350,000	4.530	03/28/06	350,000
Credit Agricole Indosuez	55,000	4.050	03/23/06	54,994
Credit Agricole Indosuez	175,000	4.735	10/13/06	175,000
Total Eurodollar Certificates of Deposit (amortized cost $729,994)				729,994

Prime Money Market Fund

11

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Commercial Paper - 19.4%
Amstel Funding Corp	100,000	4.410	05/02/06	99,241
Amstel Funding Corp	200,000	4.520	07/03/06	196,886
Corporate Asset Funding Co	100,000	4.510	03/16/06	99,812
Corporate Asset Funding Co	100,000	4.510	03/17/06	99,800
CRC Funding LLC	200,000	4.400	03/13/06	199,707
Dakota Notes	175,000	4.490	03/13/06	174,738
Emerald Notes	100,000	4.220	03/08/06	99,914
Emerald Notes	50,000	4.420	03/14/06	49,920
Emerald Notes	125,000	4.470	03/21/06	124,690
Emerald Notes	25,000	4.440	03/23/06	24,932
General Electric Capital Corp.	300,000	4.490	03/28/06	298,990
General Electric Capital Corp.	85,000	4.540	10/13/06	82,577
Giro Funding US Corp.	42,503	4.420	03/15/06	42,430
Giro Multi-Funding Corp.	112,000	4.420	03/15/06	111,807
Grampian Funding Ltd.	200,000	4.365	03/08/06	199,830
Grampian Funding Ltd.	144,000	4.590	07/21/06	141,393
Jupiter Securitization Corporation	101,735	4.510	03/28/06	101,391
Klio Funding Corp.	34,887	4.420	03/15/06	34,827
Klio Funding Corp.	50,000	4.555	03/23/06	49,861
Klio II Funding Corp.	74,577	4.420	03/15/06	74,449
Klio II Funding Corp.	20,983	4.420	03/16/06	20,944
Klio II Funding Corp.	100,000	4.560	03/27/06	99,671
Park Granada LLC	100,000	4.420	03/16/06	99,816
Park Granada LLC	80,520	4.540	03/22/06	80,307
Park Granada LLC	111,282	4.500	03/28/06	110,906
Scaldis Capital	47,038	4.550	06/13/06	46,420
Total Domestic Commercial Paper (amortized cost $2,765,259)				2,765,259
Foreign Commercial Paper - 4.4%
Alliance & Leicester PLC	100,000	4.445	04/06/06	99,556
Danske Corporation	250,000	4.565	10/13/06	242,835
Macquarie Bank Ltd. (Ê)	83,000	4.580	07/18/06	82,997
Skandinaviska Enskilda (Ê)	50,000	4.575	11/28/06	49,996
Skandinaviska Enskilda (Ê)	60,000	4.540	01/22/07	60,000
Svenska Handelsbanken	95,000	4.340	03/27/06	94,702
Total Foreign Commercial Paper (amortized cost $630,086)				630,086
Domestic Time Deposits - 3.4%
Branch Banking Corp.	153,987	4.510	03/01/06	153,987
SunTrust Bank	335,000	4.510	03/01/06	335,000
Total Domestic Time Deposits (amortized cost $488,987)				488,987
United States Government Agencies - 1.1%
Fannie Mae	71,844	3.850	03/15/06	71,736
Freddie Mac	91,220	3.850	03/21/06	91,025
Total United States Government Agencies (amortized cost $162,761)				162,761

Prime Money Market Fund

12

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificates of Deposit - 16.3%
Banco Bilbao Vizcaya	250,000	4.495	04/06/06	250,001
Bank of Nova Scotia	188,000	4.530	03/28/06	188,000
BNP Paribas SA	175,000	4.625	07/10/06	175,000
BNP Paribas SA (Ê)	125,000	4.500	06/21/06	124,989
Canadian Imperial Bank Corp.	69,000	3.750	06/14/06	68,998
Calyon NY (Ê)	125,000	4.498	07/05/06	124,987
Credit Suisse	300,000	4.530	03/27/06	300,000
Deutsche Bank	75,000	4.625	07/06/06	75,000
Deutsche Bank	81,000	4.810	10/30/06	81,000
Dexia Bank NY	120,000	4.490	04/06/06	120,000
Dexia Credit Local (Ê)	150,000	4.511	10/03/06	149,982
Fortis Bank NY	50,000	4.730	10/13/06	50,000
Societe Generale	200,000	4.625	07/10/06	200,000
Societe Generale (Ê)	25,000	4.535	03/30/06	24,999
Toronto Dominion Bank	28,000	3.740	06/19/06	27,999
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	317,000	4.540	03/28/06	317,000
Total Yankee Certificates of Deposit (amortized cost $2,327,955)				2,327,955
Total Investments - 67.8% (amortized cost $9,673,590)				9,673,590
Repurchase Agreements - 32.3%
Agreement with Banc of America and The Bank of New York, Inc. (Tri-Party) of $1,000,000 dated on February 28, 2006 at 4.570% to be repurchased at $1,000,127 on March 1, 2006, collateralized by: $1,438,910 par various United States Government Agency Mortgage Obligations, valued at $1,020,000				1,000,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $200,000 dated on February 28, 2006 at 4.570% to be repurchased at $200,025 on March 1, 2006, collateralized by: $268,457 par various United States Government Agency Mortgage Obligations, valued at $204,000				200,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $241,000 dated on February 28, 2006 at 4.570% to be repurchased at $241,031 on March 1, 2006, collateralized by: $342,979 par various United States Government Agency Mortgage Obligations, valued at $245,823				241,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $145,000 dated on February 28, 2006 at 4.663% to be repurchased at $145,019 on March 1, 2006, collateralized by: $151,660 par various Corporate Obligations, valued at $147,905				145,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party) of $382,000 dated February 28, 2006, at 4.570% to be repurchased at $382,048 on March 1, 2006, collateralized by: $571,963 par various United States Government Agency Mortgage Obligations, valued at $389,640				382,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $155,000 dated on February 28, 2006 at 4.613% to be repurchased at $155,020 on March 1, 2006, collateralized by: $158,427 par various Corporate Obligations, valued at $158,100				155,000

Prime Money Market Fund

13

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $90,000 dated on February 28, 2006 at 4.613% to be repurchased at $90,012 on March 1, 2006, collateralized by: $84,877 par various Municipal Bonds, valued at $91,800	90,000
Agreement with HSBC and JP Morgan Chase & Co. (Tri-Party) of $1,000,000 dated on February 28, 2006 at 4.570% to be repurchased at $1,000,127 on March 1, 2006, collateralized by: $1,246,946 par various United States Government Agency Mortgage Obligations, valued at $1,020,003	1,000,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated on February 28, 2006 at 4.603% to be repurchased at $50,006 on March 1, 2006, collateralized by: $48,976 par various Municipal Bonds, valued at $52,003	50,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated on February 28, 2006 at 4.643% to be repurchased at $100,013 on March 1, 2006, collateralized by: $6,159 par various Corporate Obligations, valued at $105,061	100,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $62,000 dated on February 28, 2006 at 4.623% to be repurchased at $62,008 on March 1, 2006, collateralized by: $63,840, par various Corporate Obligations, valued at $64,042	62,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $275,000 dated February 28, 2006, at 4.590% to be repurchased at $275,035 on March 1, 2006, collateralized by: $607,986 par various United States Government Agency Obligations, valued at $281,671	275,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $400,000 dated February 28, 2006, at 4.570% to be repurchased at $400,051 on March 1, 2006, collateralized by: $752,498 par various United States Government Agency Mortgage Obligations, valued at $408,000	400,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated January 31, 2006, at 4.530% to be repurchased at $503,523 on March 28, 2006, collateralized by: $838,074 par various United States Government Agency Obligations, valued at $510,004	500,000
Total Repurchase Agreements (identified cost $4,600,000)	4,600,000
Total Investments and Repurchase Agreements - 100.1% (cost $14,273,590)(†)	14,273,590
Other Assets and Liabilities, Net - (0.1)%	(11,610)
Net Assets - 100.0%	14,261,980

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

14

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Corporate Bonds & Notes	14.7
Domestic Certificates of Deposit	3.4
Eurodollar Certificates of Deposit	5.1
Domestic Commercial Paper	19.4
Foreign Commercial Paper	4.4
Domestic Time Deposits	3.4
United States Government Agencies	1.1
Yankee Certificate of Deposit	16.3
Repurchase Agreements	32.3
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

15

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — February 28, 2006 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

Notes to Schedules of Investments

16

This page has been intentionally left blank.

SSgA
Institutional Money Market Funds

Statement of Assets and Liabilities — February 28, 2006 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$249,970	$9,673,590
Investments at amortized cost which approximates value	249,970	9,673,590
Repurchase agreements at cost which approximates value	657,556	4,600,000
Receivables:
Interest	83	30,900
From Adviser	54	89
Prepaid expenses	28	59
Total assets	907,691	14,304,638
Liabilities
Payables:
Accrued fees to affiliates	181	2,237
Other accrued expenses	21	180
Dividends	3,584	40,241
Total liabilities	3,786	42,658
Net Assets	$903,905	$14,261,980
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$74
Accumulated net realized gain (loss)	(5)	40
Shares of beneficial interest	904	14,262
Additional paid-in capital	902,942	14,247,604
Net Assets	$903,905	$14,261,980
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$1.00	$1.00
Net assets	$903,904,845	$14,261,978,261
Shares outstanding ($.001 par value)	903,909,388	14,261,925,074
Net asset value per share: Class T*	$—	$1.00
Net assets	$—	$2,105
Shares outstanding ($.001 par value)	—	2,105
*	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

18

SSgA
Institutional Money Market Funds

Statement of Operations — For the Period Ended February 28, 2006 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$24,505	$237,154
Expenses
Advisory fees	1,546	8,573
Administrative fees	189	1,752
Custodian fees	117	827
Distribution fees	135	1,301
Transfer agent fees	19	62
Professional fees	15	69
Registration fees	9	11
Shareholder servicing fees	155	1,429
Trustees' fees	18	132
Insurance fees	8	1,128
Printing fees	4	33
Miscellaneous	12	45
Expenses before reductions	2,227	15,362
Expense reductions	(990)	(3,931)
Net expenses	1,237	11,431
Net investment income (loss)	23,268	225,723
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(6)	158
Net Increase (Decrease) in Net Assets from Operations	$23,262	$225,881

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

19

SSgA
Institutional Money Market Funds

Statement of Changes in Net Assets

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,268	$27,161	$225,723	$270,688
Net realized gain (loss)	(6)	36	158	(1)
Net increase (decrease) in net assets from operations	23,262	27,197	225,881	270,687
Distributions
From net investment income	(23,268)	(27,161)	(225,723)	(270,688)
Share Transactions
Net increase (decrease) in net assets from share transactions	(384,168)	628,576	2,711,428	(839,718)
Total Net Increase (Decrease) in Net Assets	(384,174)	628,612	2,711,586	(839,719)
Net Assets
Beginning of period	1,288,079	659,467	11,550,394	12,390,113
End of period	$903,905	$1,288,079	$14,261,980	$11,550,394
	$64	$64	$74	$74

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

20

This page has been intentionally left blank.

SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Distributions from Net Investment Income	$ Net Asset Value, End of Period	% Total Return(a)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
US Treasury Money Market Fund
February 28, 2006*	1.0000	.0188	(.0188)	1.0000	1.89	903,905	.20	.36	3.76
August 31, 2005	1.0000	.0230	(.0230)	1.0000	2.32	1,288,079	.20	.36	2.39
August 31, 2004	1.0000	.0087	(.0087)	1.0000	.88	659,467	.20	.36	.86
August 31, 2003	1.0000	.0113	(.0113)	1.0000	1.13	874,212	.20	.36	1.16
August 31, 2002	1.0000	.0181	(.0181)	1.0000	1.83	1,265,470	.20	.36	1.85
August 31, 2001	1.0000	.0508	(.0508)	1.0000	5.20	1,845,064	.20	.37	5.09
Prime Money Market Fund
Institutional Class
February 28, 2006*	1.0000	.0195	(.0195)	1.0000	1.96	14,261,978	.20	.27	3.95
August 31, 2005	1.0000	.0239	(.0239)	1.0000	2.41	11,550,394	.20	.27	2.31
August 31, 2004	1.0000	.0095	(.0095)	1.0000	.97	12,390,113	.20	.27	.96
August 31, 2003	1.0000	.0124	(.0124)	1.0000	1.25	11,089,939	.20	.27	1.21
August 31, 2002	1.0000	.0209	(.0209)	1.0000	2.11	6,156,731	.20	.27	2.02
August 31, 2001	1.0000	.0535	(.0535)	1.0000	5.48	4,033,364	.20	.25	5.26
Class T
February 28, 2006**	1.0000	.0061	(.0061)	1.0000	1.24	2	.69	.74	3.64

*  For the six months ended February 28, 2006 (Unaudited)

**  For the period November 4, 2005 (commencement of operations) to February 28, 2006 (Unaudited).

(a)  Periods less than one year are not annualized.

(b)  The ratios for periods less than one year are annualized.

(c)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less that .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

22

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

23

SSgA
Institutional Money Market Funds

Notes to Financial Statements — February 28, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2006. These financial statements report on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On August 25, 2003 the Funds Class T prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At February 28, 2006 the following Fund had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Fund	08/31/2009	08/31/2013	Total
Prime Money Market	$28,279	$88,036	$116,315

As permitted by tax regulations, the Prime Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005 of $941, and treat it as arising in the fiscal year 2006.

Notes to Financial Statements

24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated based upon average daily net assets and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
US Treasury Money Market	0.25
Prime Money Market	0.15

The Adviser has contractually agreed on the US Treasury Money Market Fund to waive .15% of its .25% Advisory fee until December 31, 2010. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2006 were $927,673 and $62,151, respectively.

The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee until December 31, 2010. The Adviser also contractually agreed to reimburse the Institutional Class and Class T for all expenses in excess of .20% and .70%, respectively, of their average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2006 was $2,857,550. The total amount of the reimbursement for the period ended February 28, 2006 was $1,071,919 for the Institutional Class and $0 for Class T.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

Notes to Financial Statements

25

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of February 28, 2006, $84,688,345 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
US Treasury Money Market	$3
Prime Money Market	1,149

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company"), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — .0315%; over $15 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of .025% to State Street, based on the average daily value of all Fund shares held. For the period ended February 28, 2006, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street
US Treasury Money Market	$154,612
Prime Money Market	1,428,774

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for

Notes to Financial Statements

26

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2006.

Class T

The Investment Company has a Distribution Plan with respect to the Class T Shares pursuant to Rule 12b-1 (the T Plan) under the 1940 Act. The T Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the T Plan to exceed 0.55% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the T Plan to exceed 0.50% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the T Plan may be carried forward and paid in the following two fiscal years so long the T Plan is in effect. There were no carryover expenses as of February 28, 2006.

Under the T Plan, the Funds have a distribution agreement with Global Markets. For these services, Class T pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2006, this amounted to $19 for the Prime Money Market Class T.

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Funds pay a fee to AMBAC of an annual rate of .018% of its daily net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2006 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$83,706	$909,830
Administration fees	22,181	249,848
Custodian fees	18,937	175,609
Distribution fees	22,474	592,101
Shareholder servicing fees	20,852	229,951
Transfer agent fees	8,672	37,887
Trustees' fees	3,768	41,842
	$180,590	$2,237,068

Beneficial Interest

As of February 28, 2006, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	3	97.9
Prime Money Market	1	93.6

Notes to Financial Statements

27

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Periods Ended
	February 28, 2006	August 31, 2005
US Treasury Money Market
Proceeds from shares sold	$10,421,605	$15,442,700
Proceeds from reinvestment of distributions	22,314	23,055
Payments for shares redeemed	(10,828,087)	(14,837,179)
Total net increase (decrease)	$(384,168)	$628,576
Prime Money Market
Institutional Class
Proceeds from shares sold	$76,543,532	$153,688,746
Proceeds from reinvestment of distributions	213,702	244,080
Payments for shares redeemed	(74,045,808)	(154,772,544)
	$2,711,426	$(839,718)
Class T
Proceeds from shares sold	$256	$—
Proceeds from reinvestment of distributions	23	—
Payments for shares redeemed	(277)	—
	2	—
Total net increase (decrease)	$2,711,428	$(839,718)

5.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2006, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements

28

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson, Age 66 6217 139th Place SE Bellevue, WA 98006	Trustee since 1988 Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Governance Committee Member, Valuation Committee Member, Audit Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Director, Frank Russell Trust Company; • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies); and President, SSgA Funds.	26	• Trustee, Frank Russell Trust Company

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

30

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboardtree Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committe Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	None

Disclosure of Information about Fund Trustees and Officers

31

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); and • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans);	26	Listed under Principal Occupations
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
					• September 2002 to Present, Board Member, Amerigroup Corp.

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26	None

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	None

Disclosure of Information about Fund Trustees and Officers

32

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• 2000 to Present, Vice President, StreetTracks Series Trust (registered investment company).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 41 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

33

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

34

IMMSAR-02/06 (46645)

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Semiannual Report

February 28, 2006

SSgA Funds
Fixed Income Funds

Semiannual Report

February 28, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Yield Plus Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,018.90	$1,021.57
Expenses Paid During Period *	$3.25	$3.26

* Expenses are equal to the Fund's expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Yield Plus Fund

3

This page has been intentionally left blank.

SSgA
Yield Plus Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 95.0%
Asset-Backed Securities - 63.8%
Access Group, Inc. (Ê) Series 2003-A Class A1 5.053% due 04/25/23	3,746	3,800
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 4.781% due 10/25/35	4,000	4,000
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 5.781% due 02/25/34	3,000	3,019
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 5.271% due 07/25/32	1,808	1,817
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 5.331% due 09/25/33	3,000	3,020
Series 2004-W2 Class M2 5.831% due 04/25/34	4,000	4,058
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 5.470% due 04/15/33	3,478	3,490
Centex Home Equity (Ê) Series 2002-D Class M1 5.651% due 12/25/32	2,830	2,840
Chase Credit Card Master Trust (Ê) Series 2004-1 Class A 4.600% due 05/15/09	5,120	5,120
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 5.481% due 11/25/31	1,907	1,908
CNH Equipment Trust (Ê) Series 2002-B Class A4 4.930% due 04/15/08	2,025	2,026
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 5.781% due 12/25/33	2,700	2,717
Fremont Home Loan Trust (Ê) Series 2005-1 Class 2A1 4.681% due 06/25/35	462	462
GE Business Loan Trust (Ê)(l) Series 2004-1 Class B 5.270% due 05/15/32	2,588	2,586
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 4.620% due 06/15/10	8,500	8,504

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2005-HE6 Class M1 5.021% due 11/25/35	4,000	4,004
Series 2005-HE4 Class B2 5.881% due 07/25/45	1,000	995
MBNA Credit Card Master Note Trust (Ê) Series 2002-A9 Class A9 4.690% due 12/15/09	4,205	4,209
MMCA Automobile Trust (Ê) Series 2002-5 Class B 5.420% due 08/15/09	396	396
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A Class NOTE 4.970% due 10/15/08	4,800	4,805
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 4.710% due 01/15/09	5,000	5,006
Park Place Securities, Inc. (Ê) Series 2005-WCW Class A2A 4.671% due 07/25/35	1,663	1,663
Residential Asset Securities Corp. (Ê) Series 2001-KS2 Class MII1 5.081% due 06/25/31	3,139	3,140
Series 2002-KS2 Class MII1 5.231% due 04/25/32	1,060	1,061
SLM Student Loan Trust (Ê) Series 2005-7 Class A1 4.623% due 01/25/18	4,742	4,708
Series 2003-B Class A2 4.861% due 03/15/22	4,000	4,049
SMS Student Loan Trust (Ê) Series 1998-A Class A2 4.780% due 07/28/26	1,805	1,807
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 5.501% due 04/25/33	2,000	2,009
Series 2003-BC3 Class M1 5.531% due 04/25/33	5,000	5,017
Series 2003-BC1 Class M2 6.431% due 10/25/33	3,000	3,016
6.331% due 11/25/33	2,700	2,732
Series 2004-4 Class M5 6.031% due 04/25/34	2,440	2,440
Series 2004-BNC Class M3 5.881% due 12/25/34	3,811	3,832
WFS Financial Owner Trust (Ê) Series 2003-3 Class A3B 4.900% due 05/20/08	198	198
		104,454

Yield Plus Fund

5

SSgA
Yield Plus Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Debt - 17.1%
ARMS II (Ê) Series 2004-G3 Class A1A 4.760% due 01/10/35	3,689	3,697
Crusade Global Trust (Ê) Series 2003-1 Class A 4.800% due 01/17/34	1,210	1,212
Series 2003-2 Class A 4.687% due 09/18/34	2,865	2,871
Granite Mortgages PLC (Ê) Series 2002-1 Class 1A2 4.761% due 07/20/19	3,274	3,280
Series 2002-2 Class 1A2 4.781% due 01/20/43	3,930	3,934
Medallion Trust (Ê) Series 2002-1G Class A1 4.770% due 04/17/33	2,608	2,613
Permanent Financing PLC (Ê) Series 2004-4 Class 2A 4.550% due 03/10/09	1,500	1,500
Series 2004-5 Class 2A 4.590% due 06/10/11	5,000	5,004
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 4.945% due 08/08/34	1,716	1,718
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 4.600% due 06/05/33	2,237	2,238
		28,067
Mortgage-Backed Securities - 14.1%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.430% due 08/15/36	135,520	2,071
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 4.870% due 06/19/45	3,824	3,839
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1 Class A1 4.740% due 04/16/19	1,598	1,598
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 0.993% due 04/15/38	41,143	1,387

	Principal Amount ($) or Shares	Market Value $
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 5.231% due 07/25/33	1,236	1,242
Series 2004-QS1 Class A2 5.131% due 01/25/34	1,326	1,329
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 4.931% due 10/25/18	2,605	2,595
Series 2003-A9 Class A3 5.131% due 08/25/33	2,334	2,340
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 4.900% due 06/20/33	85	85
Series 2003-6 Class B1 5.150% due 11/20/33	2,554	2,557
Series 2004-1 Class B1 5.120% due 02/20/34	1,604	1,608
Series 2004-2 Class B2 5.550% due 03/20/34	2,412	2,425
		23,076
Total Long-Term Investments (cost $155,232)		155,597
Short-Term Investments - 4.9%
Federated Investors Prime Cash Obligations Fund	4,368,102	4,368
Goldman Sachs Financial Square Funds - Prime Obligations Fund	3,615,015	3,615
Total Short-Term Investments (cost $7,983)		7,983
Total Investments - 99.9% (identified cost $163,215)		163,580
Other Assets and Liabilities, Net - 0.1%		177
Net Assets - 100.0%		163,757

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

6

SSgA
Yield Plus Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	63.8
International Debt	17.1
Mortgage-Backed Securities	14.1
Short-Term Investments	4.9
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

7

This page has been intentionally left blank.

SSgA

Bond Market Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$999.40	$1,022.32
Expenses Paid During Period *	$2.48	$2.51

* Expenses are equal to the Fund's expense ratio of .50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$998.70	$1,022.71
Expenses Paid During Period *	$2.08	$2.11

* Expenses are equal to the Fund's expense ratio of .42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fee for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund

9

This page has been intentionally left blank.

SSgA
Bond Market Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 135.2%
Asset-Backed Securities - 27.1%
Aegis Asset Backed Securities Trust (Ê) Series 2004-5 Class 1A2 4.921% due 03/25/31	5,000	5,005
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 4.781% due 04/25/34	839	839
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 5.041% due 11/25/35	2,000	2,002
Asset Backed Securities Corp. Home Equity (Ê)
Series 2005-HE3 Class M2 5.021% due 04/25/35	2,500	2,503
Series 2005-HE8 Class M2 5.031% due 11/25/35	1,000	1,002
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 4.600% due 10/15/09	2,000	2,001
Carrington Mortgage Loan Trust (Ê) Series 2005-OPT Class A1C 4.811% due 05/25/35	3,000	3,003
Series 2005-NC5 Class A1 4.701% due 10/25/35	1,471	1,471
4.650% due 01/25/36	1,314	1,314
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 4.891% due 01/25/33	328	328
Centex Home Equity (Ê) Series 2004-B Class AV1 4.781% due 03/25/34	521	522
Series 2004-D Class AV2 4.921% due 09/25/34	1,117	1,119
Series 2005-D Class M2 5.041% due 10/25/35	2,000	2,005
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 4.891% due 09/25/33	459	459
Series 2004-BC1 Class A1 4.811% due 04/25/34	1,459	1,459
Series 2004-6 Class M5 5.851% due 08/25/34	300	304
Series 2004-BC5 Class M4 5.511% due 10/25/34	357	361
Series 2005-4 Class 3AV2 4.791% due 10/25/35	6,500	6,497
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 4.831% due 09/25/33	94	94

	Principal Amount ($) or Shares	Market Value $
Series 2004-CB6 Class AV1 4.911% due 07/25/35	1,124	1,127
Series 2005-CB4 Class AV1 4.681% due 08/25/35	744	744
Series 2005-CB5 Class AF1 4.721% due 08/25/35	806	806
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.021% due 01/25/36	2,000	2,004
Equifirst Mortgage Loan Trust (Ê) Series 2005-1 Class A1 4.641% due 04/25/35	725	726
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2005-FF4 Class 2A1 4.661% due 05/25/35	421	421
Fremont Home Loan Trust (Ê) Series 2005-A Class 1A2 4.861% due 01/25/35	2,818	2,820
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 4.620% due 06/15/10	1,000	1,001
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	1,000	984
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.131% due 03/25/34	1,885	1,893
Series 2005-HE4 Class B2 5.881% due 07/25/45	1,000	995
Home Equity Asset Trust (Ê) Series 2005-8 Class M2 5.031% due 02/25/36	2,000	2,004
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	125	125
Long Beach Mortgage Loan Trust (Ê) Series 2005-1 Class 2A2 4.831% due 02/25/35	750	751
Series 2005-2 Class 2A3 4.881% due 04/25/35	3,000	3,016
Series 2005-3 Class M2 5.071% due 09/25/35	2,500	2,505
Morgan Stanley ABS Capital I (Ê) Series 2005-WMC Class A2B 4.801% due 01/25/35	1,179	1,180
Series 2006-WMC Class M2 4.981% due 12/25/35	600	600
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.051% due 06/25/33	1,780	1,787

Bond Market Fund

11

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2005-5 Class A2 4.671% due 12/25/35	2,264	2,262
Park Place Securities, Inc. (Ê) Series 2005-WLL Class A1B 4.841% due 03/25/35	6,090	6,091
Popular ABS Mortgage Pass-Through Trust (Ê) Series 2005-B Class AV1 4.681% due 08/25/35	641	641
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	511
Residential Asset Mortgage Products, Inc. Series 2003-RS7 Class AI3 3.680% due 09/25/27	61	61
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	991
Series 2004-KS3 Class A2B2 4.791% due 04/25/34	1,068	1,073
Series 2005-KS1 Class M2 5.021% due 11/25/35	1,000	1,002
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 4.831% due 02/25/34	306	306
Series 2006-OP1 Class M2 4.971% due 10/25/35	500	500
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.121% due 04/25/35	2,500	2,502
Series 2005-4 Class 2A2 4.781% due 03/25/36	3,100	3,100
Structured Asset Investment Loan Trust (Ê)
Series 2004-4 Class M5 6.031% due 04/25/34	1,600	1,600
Series 2004-9 Class A6 4.821% due 10/25/34	1,134	1,135
Series 2005-5 Class A2 4.671% due 06/25/35	1,023	1,023
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,880
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	520
Series 2005-WF2 Class A1 4.661% due 05/25/35	1,223	1,222
Terwin Mortgage Trust (Ê) Series 2005-12A Class AF1 4.761% due 07/25/36	211	211

	Principal Amount ($) or Shares	Market Value $
Toyota Motor Credit Corp. 4.400% due 10/01/08	100	98
WFS Financial Owner Trust Series 2005-3 Class A3A 4.250% due 06/17/10	250	247
		84,753
Corporate Bonds and Notes - 16.6%
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	109
Aetna, Inc. 7.875% due 03/01/11	35	39
Alabama Power Co. 5.700% due 02/15/33	50	51
Alcoa, Inc. 7.375% due 08/01/10	180	195
Allstate Corp. (The) 7.200% due 12/01/09	115	123
5.550% due 05/09/35	85	84
Ambac Financial Group, Inc. 5.950% due 12/05/35	75	76
Amerada Hess Corp. 7.875% due 10/01/29	100	122
7.300% due 08/15/31	200	235
American Express Credit Corp. 5.300% due 12/02/15	50	50
American General Finance Corp. 3.875% due 10/01/09	30	29
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	100
AmerUs Group Co. 5.950% due 08/15/15	60	60
Amgen, Inc. 4.000% due 11/18/09	120	115
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	88
6.500% due 05/01/42	100	113
Apache Corp. 6.250% due 04/15/12	35	37
Aramark Services, Inc. 5.000% due 06/01/12	150	144
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
7.000% due 02/01/31	100	117
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Arizona Public Service Co. 6.375% due 10/15/11	85	88
Atlantic Richfield Co. 5.900% due 04/15/09	100	103

Bond Market Fund

12

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Avon Products, Inc. 5.125% due 01/15/11	50	50
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	134
BAC Capital Trust V 5.625% due 03/08/35	150	147
Bank of America Corp. 7.800% due 02/15/10	400	437
7.400% due 01/15/11	300	327
4.750% due 08/01/15	200	193
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	42
Bank One Corp. 4.125% due 09/01/07	250	246
7.625% due 10/15/26	200	242
8.000% due 04/29/27	200	250
Bank One NA Series BKNT 5.500% due 03/26/07	125	125
BB&T Corp. 4.750% due 10/01/12	75	73
4.900% due 06/30/17	75	72
Bear Stearns Cos., Inc. (The) 7.000% due 03/01/07	100	102
2.875% due 07/02/08	50	48
Bellsouth Capital Funding 7.875% due 02/15/30	150	179
BellSouth Corp. 6.000% due 10/15/11	200	206
Belo Corp. 7.125% due 06/01/07	36	36
Berkshire Hathaway Finance Corp. 4.125% due 01/15/10	200	193
4.850% due 01/15/15	150	146
Black & Decker Corp. 7.125% due 06/01/11	50	53
Boeing Capital Corp. 6.500% due 02/15/12	200	214
Boston Properties, LP 6.250% due 01/15/13	100	104
Boston Scientific Corp. 6.250% due 11/15/35	40	43
Bristol-Myers Squibb Co. 5.750% due 10/01/11	150	153
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	97
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	107
Campbell Soup Co. 5.875% due 10/01/08	30	30
6.750% due 02/15/11	50	53
5.000% due 12/03/12	50	49

	Principal Amount ($) or Shares	Market Value $
Cardinal Health, Inc. 6.750% due 02/15/11	65	69
Carolina Power & Light Co. 5.250% due 12/15/15	70	69
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	49
4.625% due 06/01/15	200	191
Cendant Corp. 6.250% due 03/15/10	100	103
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	57
Centex Corp. 5.250% due 06/15/15	100	95
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	55
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	107
Cingular Wireless Services, Inc. 8.750% due 03/01/31	225	299
CIT Group Holdings, Inc. 5.400% due 01/30/16	100	99
CIT Group, Inc. 5.750% due 09/25/07	150	151
4.750% due 08/15/08	100	99
7.750% due 04/02/12	175	196
Citigroup, Inc. 4.125% due 02/22/10	325	313
4.625% due 08/03/10	300	294
5.625% due 08/27/12	300	306
4.700% due 05/29/15	325	312
5.850% due 12/11/34	200	208
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	50
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	150	152
7.000% due 10/01/26	100	115
Comcast Cable Communications 6.875% due 06/15/09	300	313
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	201
Comcast Corp. 6.500% due 01/15/15	250	262
5.900% due 03/15/16	125	124
Commonwealth Edison Co. 5.900% due 03/15/36	75	75
ConAgra Foods, Inc. 6.750% due 09/15/11	175	184

Bond Market Fund

13

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Consolidated Edison Co. of New York 5.375% due 12/15/15	75	75
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	128
Consumers Energy Co. Series B 5.375% due 04/15/13	200	198
Coors Brewing Co. 6.375% due 05/15/12	80	84
COX Communications, Inc. 3.875% due 10/01/08	100	96
7.125% due 10/01/12	110	117
5.500% due 10/01/15	50	48
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	248
6.125% due 11/15/11	200	208
4.875% due 01/15/15	250	241
Credit Suisse USA, Inc. 5.250% due 03/02/11	75	75
5.375% due 03/02/16	100	99
CRH America, Inc. 6.950% due 03/15/12	100	107
CSX Corp. 6.750% due 03/15/11	150	159
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	291
Deere & Co. 7.850% due 05/15/10	32	35
Deluxe Corp. 5.000% due 12/15/12	50	41
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. 5.950% due 06/15/35	100	97
Dow Chemical Co. (The) 5.750% due 12/15/08	200	203
DTE Energy Co. Series A 6.650% due 04/15/09	63	65
Duke Capital LLC 6.250% due 02/15/13	50	52
5.500% due 03/01/14	200	199
Duke Energy Corp. 5.300% due 10/01/15	100	100
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	158
Electronic Data Systems Corp. 7.125% due 10/15/09	75	79
Emerson Electric Co. 5.000% due 12/15/14	100	99

	Principal Amount ($) or Shares	Market Value $
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	300	298
5.000% due 03/01/15	100	95
EOP Operating, LP 7.750% due 11/15/07	200	208
ERP Operating, LP 6.625% due 03/15/12	75	80
Exelon Corp. 5.625% due 06/15/35	85	81
Exelon Generation Co. LLC 6.950% due 06/15/11	100	107
Federated Department Stores, Inc. 6.625% due 04/01/11	50	53
7.450% due 07/15/17	75	85
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	96
First Data Corp. 3.375% due 08/01/08	200	191
First Union National Bank Series BKNT 7.800% due 08/18/10	200	220
Firstar Bank NA 7.125% due 12/01/09	210	224
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	209
Series C 7.375% due 11/15/31	200	233
FleetBoston Financial Corp. 3.850% due 02/15/08	150	147
6.700% due 07/15/28	200	225
Florida Power & Light Co. 4.850% due 02/01/13	380	373
5.950% due 10/01/33	250	262
Fortune Brands, Inc. 5.375% due 01/15/16	50	49
Gannett Co., Inc. 6.375% due 04/01/12	100	103
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	501
Genentech, Inc. 4.750% due 07/15/15	100	96
General Dynamics Corp. 4.250% due 05/15/13	60	57
General Electric Capital Corp. 4.875% due	200	195
Series MTNA 6.500% due 12/10/07	250	256
4.875% due 10/21/10	75	74

Bond Market Fund

14

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series MTNA 5.875% due 02/15/12	250	258
6.750% due 03/15/32	650	761
General Electric Co. 5.000% due 02/01/13	200	198
General Mills, Inc. 3.875% due 11/30/07	50	49
6.000% due 02/15/12	64	66
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	85	81
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 5.350% due 01/15/16	200	198
6.125% due 02/15/33	100	105
6.345% due 02/15/34	300	313
Goldman Sachs Group, LP 4.500% due 06/15/10	250	243
5.000% due 10/01/14	800	776
GTE Corp. 6.840% due 04/15/18	100	108
GTE North, Inc. Series D 6.900% due 11/01/08	150	154
Harrah's Operating Co., Inc. 7.500% due 01/15/09	170	179
Harris Corp. 5.000% due 10/01/15	50	48
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	50	50
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	50
Hartford Life, Inc. 7.375% due 03/01/31	30	36
Health Care REIT, Inc. 06.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	100	98
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.750% due 03/15/32	110	114
Home Depot, Inc. 3.750% due 09/15/09	100	96
Honeywell, Inc. 6.625% due 06/15/28	75	85
Hospitality Properties Trust 5.125% due 02/15/15	100	95

	Principal Amount ($) or Shares	Market Value $
HSBC Bank USA NA Series BKNT 5.625% due 08/15/35	250	246
HSBC Finance Corp. 6.875% due 03/01/07	100	101
4.750% due 04/15/10	150	147
8.000% due 07/15/10	150	165
6.375% due 08/01/10	80	83
5.250% due 01/14/11	200	199
6.750% due 05/15/11	250	266
7.000% due 05/15/12	100	108
5.250% due 04/15/15	200	197
5.500% due 01/19/16	250	250
International Business Machines Corp. 5.375% due 02/01/09	150	151
5.875% due 11/29/32	150	156
International Lease Finance Corp. 4.350% due 09/15/08	365	356
5.125% due 11/01/10	300	297
5.250% due 01/10/13	100	98
International Paper Co. 4.250% due 01/15/09	150	145
iStar Financial, Inc. 5.650% due 09/15/11	100	100
Jefferies Group, Inc. 6.250% due 01/15/36	50	50
John Deere Capital Corp. 3.900% due 01/15/08	100	98
Series MTND 4.500% due 08/25/08	100	99
4.875% due 03/16/09	50	50
7.000% due 03/15/12	50	54
Johnson & Johnson 3.800% due 05/15/13	90	84
Johnson Controls, Inc. 5.500% due 01/15/16	45	44
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	247
JPMorgan Chase & Co. 5.250% due 05/30/07	200	200
7.875% due 06/15/10	200	220
Kellogg Co. 2.875% due 06/01/08	50	48
Series B 7.450% due 04/01/31	50	62
KeyBank NA Series BKNT 7.000% due 02/01/11	125	134
4.950% due 09/15/15	50	48
Kimberly-Clark Corp. 5.625% due 02/15/12	100	103

Bond Market Fund

15

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	37
7.125% due 03/15/12	53	57
7.400% due 03/15/31	100	115
Kinder Morgan, Inc. 6.500% due 09/01/12	145	153
Knight Ridder, Inc. 5.750% due 09/01/17	50	43
Kraft Foods, Inc. 5.625% due 11/01/11	150	152
6.500% due 11/01/31	175	192
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	200	194
Lennar Corp. 5.950% due 03/01/13	50	50
Lockheed Martin Corp. 8.500% due 12/01/29	110	149
Lowe's Cos., Inc. 8.250% due 06/01/10	85	95
Lubrizol Corp. 6.500% due 10/01/34	100	104
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	99
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marathon Oil Corp. 6.800% due 03/15/32	100	115
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	75	76
May Department Stores Co. (The) 4.800% due 07/15/09	100	98
MBNA America Bank NA 6.625% due 06/15/12	150	161
McDonald's Corp. Series MTNG 5.375% due 04/30/07	75	75
Mellon Funding Corp. 6.375% due 02/15/10	150	156
Merck & Co., Inc. 4.375% due 02/15/13	75	71
6.400% due 03/01/28	50	54
Merrill Lynch & Co., Inc. Series MTNB
4.000% due 11/15/07	200	196
6.000% due 02/17/09	100	102
Series MTNB 5.300% due 09/30/15	200	199
6.875% due 11/15/18	100	113

	Principal Amount ($) or Shares	Market Value $
Metlife, Inc. 5.375% due 12/15/12	46	46
5.700% due 06/15/35	100	100
MGIC Investment Corp. 5.375% due 11/01/15	25	24
Monsanto Co. 4.000% due 05/15/08	45	44
Morgan Stanley 5.800% due 04/01/07	300	302
4.000% due 01/15/10	100	96
6.600% due 04/01/12	200	212
5.300% due 03/01/13	100	99
4.750% due 04/01/14	200	191
7.250% due 04/01/32	375	453
Morgan Stanley ABS Capital 4.970% due 02/25/36	3,000	3,000
5.100% due 02/25/36	1,000	1,000
Motorola, Inc. 8.000% due 11/01/11	125	142
National City Bank of Indiana 4.250% due 07/01/18	100	89
National City Corp. 6.875% due 05/15/19	100	112
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	275
NB Capital Trust IV 8.250% due 04/15/27	65	69
New England Telephone & Telegraph 7.875% due 11/15/29	100	109
News America Holdings, Inc. 9.250% due 02/01/13	50	60
8.000% due 10/17/16	100	116
News America, Inc. 6.625% due 01/09/08	100	102
Nisource Finance Corp. 6.150% due 03/01/13	100	104
Norfolk Southern Corp. 7.800% due 05/15/27	67	84
7.250% due 02/15/31	70	85
Northrop Grumman Corp. 7.125% due 02/15/11	150	161
Occidental Petroleum Corp. 7.375% due 11/15/08	100	106
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	286
4.800% due 03/01/14	75	72
6.050% due 03/01/34	100	103
Pacificorp 5.250% due 06/15/35	225	210

Bond Market Fund

16

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	106
7.375% due 12/15/14	155	172
8.625% due 02/01/22	75	93
Pepco Holdings, Inc. 6.450% due 08/15/12	100	105
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	65
Pfizer, Inc. 3.300% due 03/02/09	75	71
Pharmacia Corp. 6.600% due 12/01/28	100	115
Pitney Bowes, Inc. 4.625% due 10/01/12	75	72
PNC Funding Corp. 7.500% due 11/01/09	100	108
Popular North America, Inc. 4.700% due 06/30/09	85	83
PPL Energy Supply LLC 5.400% due 08/15/14	100	99
Praxair, Inc. 6.375% due 04/01/12	70	74
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	50
Procter & Gamble - Esop Series A 9.360% due 01/01/21	100	129
Procter & Gamble Co. 4.750% due 06/15/07	50	50
6.875% due 09/15/09	30	32
Progress Energy, Inc. 5.850% due 10/30/08	100	101
7.100% due 03/01/11	75	80
Prologis 5.500% due 03/01/13	40	40
Protective Life Secured Trust 4.850% due 08/16/10	50	49
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	95
PSEG Power LLC 6.950% due 06/01/12	75	81
PSI Energy, Inc. 7.850% due 10/15/07	40	42
5.000% due 09/15/13	100	97
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	102
Public Service Electric & Gas 5.000% due 08/15/14	300	292

	Principal Amount ($) or Shares	Market Value $
Pulte Homes, Inc. 7.875% due 08/01/11	80	87
Radian Group, Inc. 5.625% due 02/15/13	50	50
Raytheon Co. 7.000% due 11/01/28	100	116
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	100	101
Rohm & Haas Co. 7.850% due 07/15/29	50	63
Safeco Corp. 4.875% due 02/01/10	75	74
Sanwa Bank, Ltd. 7.400% due 06/15/11	150	164
Sara Lee Corp. 6.250% due 09/15/11	50	51
SBC Communications, Inc. 4.125% due 09/15/09	200	193
Sempra Energy 7.950% due 03/01/10	80	87
Simon Property Group, LP 6.375% due 11/15/07	60	61
5.100% due 06/15/15	80	77
SLM Corp. Series MTNA 4.500% due 07/26/10	50	48
5.125% due 08/27/12	100	98
Series MTNA 5.000% due 10/01/13	150	146
Southern California Edison Co. 5.000% due 01/15/14	100	98
5.625% due 02/01/36	50	50
Sprint Capital Corp. 6.900% due 05/01/19	900	990
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	110	110
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	184
Supervalu, Inc. 7.500% due 05/15/12	35	36
Swiss Bank Corp. New York 7.000% due 10/15/15	150	169
Tampa Electric Co. 6.375% due 08/15/12	85	90
Target Corp. 7.500% due 08/15/10	120	131
6.350% due 11/01/32	100	112
Temple-Inland, Inc. 7.875% due 05/01/12	35	38

Bond Market Fund

17

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	74
Textron Financial Corp. 5.875% due 06/01/07	50	50
6.000% due 11/20/09	95	97
5.125% due 02/03/11	100	99
Thermo Electron Corp. 5.000% due 06/01/15	75	72
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	330	396
Time Warner, Inc. 6.875% due 05/01/12	220	234
Tosco Corp. 7.800% due 01/01/27	150	192
8.125% due 02/15/30	200	267
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	101
TXU Electric Delivery Co. 6.375% due 05/01/12	100	105
7.000% due 05/01/32	100	114
Tyson Foods, Inc. 8.250% due 10/01/11	75	82
Unilever Capital Corp. 7.125% due 11/01/10	175	188
Union Oil Co. of California 5.050% due 10/01/12	35	35
7.500% due 02/15/29	35	44
Union Pacific Corp. 6.125% due 01/15/12	200	208
Union Planters Bank NA 5.125% due 06/15/07	70	70
United Technologies Corp. 6.100% due 05/15/12	175	183
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	121
5.800% due 03/15/36	125	125
US Bancorp Series MTNN 5.100% due 07/15/07	100	100
US Bank NA Series BKNT 6.375% due 08/01/11	75	79
USA Education, Inc. Series MTNA 5.625% due 04/10/07	40	40
Valero Energy Corp. 6.875% due 04/15/12	125	135
Verizon 6.500% due 09/15/11	100	103

	Principal Amount ($) or Shares	Market Value $
Verizon Global Funding Corp. 6.875% due 06/15/12	140	150
4.375% due 06/01/13	350	328
5.850% due 09/15/35	150	142
Virginia Electric and Power Co. 5.400% due 01/15/16	75	74
Vornado Realty, LP 5.600% due 02/15/11	50	50
Wachovia Corp. 6.605% due 10/01/25	285	313
5.500% due 08/01/35	100	96
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	211
4.750% due 08/15/10	175	173
7.250% due 06/01/13	200	225
Washington Mutual, Inc. 4.375% due 01/15/08	150	148
5.250% due 09/15/17	175	169
Waste Management, Inc. 7.375% due 08/01/10	125	135
WellPoint, Inc. 6.800% due 08/01/12	100	108
Wells Fargo & Co. 4.200% due 01/15/10	50	48
4.625% due 08/09/10	150	147
Wells Fargo Bank NA 6.450% due 02/01/11	300	317
Wells Fargo Capital I 7.960% due 12/15/26	200	211
Weyerhaeuser Co. 5.950% due 11/01/08	80	81
6.750% due 03/15/12	200	211
Wyeth 6.950% due 03/15/11	225	241
7.250% due 03/01/23	75	87
XTO Energy, Inc. 5.000% due 01/31/15	400	389
Zions BanCorp. 6.000% due 09/15/15	25	26
		51,872
International Debt - 5.8%
Abbey National PLC
7.950% due 10/26/29	80	103
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	49
Alcan, Inc. 4.500% due 05/15/13	100	95
America Movil SA de CV 4.125% due 03/01/09	200	194
5.750% due 01/15/15	100	100

Bond Market Fund

18

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	107
Apache Finance Canada Corp. 7.750% due 12/15/29	45	58
ARMS II (Ê) Series 2004-G3 Class A1A 4.760% due 01/10/35	3,689	3,697
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	89
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	146
Burlington Resources Finance Co. 7.200% due 08/15/31	100	123
Canada Government International Bond 5.250% due 11/05/08	100	101
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	50
Canadian National Railway Co. 4.400% due 03/15/13	50	48
6.900% due 07/15/28	40	47
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	151
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	56
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	86
ChevronTexaco Capital Co. 3.500% due 09/17/07	65	64
3.375% due 02/15/08	100	97
Chile Government International Bond 6.875% due 04/28/09	100	105
5.500% due 01/15/13	65	66
Deutsche Telekom International Finance BV (Ê) 8.000% due 06/15/10	145	159
8.250% due 06/15/30	200	251
Diageo Capital PLC 7.250% due 11/01/09	150	160
Egypt Government Aid Bonds 4.450% due 09/15/15	500	484
Eksportfinans A/S 4.750% due 12/15/08	75	75
European Investment Bank 4.625% due 03/01/07	425	424
Series GLOB 3.125% due 10/15/07	400	389
3.000% due 06/16/08	100	96
4.625% due 05/15/14	275	271
Export-Import Bank of Korea 5.125% due 02/14/11	50	50

	Principal Amount ($) or Shares	Market Value $
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	100	110
8.500% due 03/01/31	100	131
Granite Mortgages PLC (Ê) Series 2003-3 Class 1A2 4.721% due 01/20/24	201	201
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
HSBC Holdings PLC 7.500% due 07/15/09	225	240
Hydro Quebec Series GH 8.250% due 04/15/26	150	205
Inco, Ltd. 7.200% due 09/15/32	250	277
Inter-American Development Bank 4.375% due 09/20/12	175	171
7.000% due 06/15/25	300	371
International Bank for Reconstruction & Development 7.625% due 01/19/23	100	131
8.875% due 03/01/26	100	148
International Finance Corp. 3.750% due 06/30/09	130	126
Israel Government International Bond 4.625% due 06/15/13	60	57
Italy Government International Bond 5.625% due 06/15/12	355	367
4.500% due 01/21/15	300	288
6.875% due 09/27/23	500	592
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	110
Kreditanstalt fuer Wiederaufbau 3.250% due 03/30/09	200	190
4.375% due 07/21/15	200	192
Landwirtschaftliche Rentenbank Series 3 4.875% due 03/12/07	100	100
Series 4 3.375% due 11/15/07	140	137
4.125% due 07/15/08	150	147
Malaysia Government International Bond 7.500% due 07/15/11	125	138
Mexico Government International Bond 9.875% due 02/01/10	400	464
8.375% due 01/14/11	300	339
6.375% due 01/16/13	150	158
5.875% due 01/15/14	200	205
6.625% due 03/03/15	100	108

Bond Market Fund

19

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
MTR Corp. 7.500% due 02/04/09	80	85
Nordic Investment Bank 3.875% due 06/15/10	100	96
Norsk Hydro ASA 7.250% due 09/23/27	50	61
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	190
Pancanadian Petroleum, Ltd. 6.300% due 11/01/11	100	105
Petro-Canada 4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	93
Petrobras International Finance Co. 9.750% due 07/06/11	200	239
Poland Government International Bond 6.250% due 07/03/12	85	90
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	41
Province of Ontario 5.500% due 10/01/08	200	202
5.125% due 07/17/12	150	152
Province of Quebec Canada 5.750% due 02/15/09	250	255
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	400	393
Royal KPN NV 8.000% due 10/01/10	150	162
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	109
Scottish Power PLC 5.810% due 03/15/25	100	101
South Africa Government International Bond 7.375% due 04/25/12	150	166
Sumitomo Bank International 8.500% due 06/15/09	70	76
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	98
Talisman Energy, Inc. 5.850% due 02/01/37	25	25
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49
Telecom Italia Capital SA 4.000% due 01/15/10	250	236
5.250% due 10/01/15	200	191
6.375% due 11/15/33	100	99

	Principal Amount ($) or Shares	Market Value $
Telefonica Europe BV 7.750% due 09/15/10	125	136
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	98
TELUS Corp. 7.500% due 06/01/07	100	103
8.000% due 06/01/11	100	112
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	93
Transocean, Inc. 7.500% due 04/15/31	100	125
Tyco International Group SA 6.875% due 01/15/29	150	163
		18,146
Mortgage-Backed Securities - 60.0%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	246
Banc of America Large Loan (Ê)(l) Series 2003-BBA Class A2 4.770% due 11/15/15	169	169
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.399% due 03/25/35	434	423
Series 2005-I Class 2A2 4.887% due 10/25/35	4,376	4,346
Series 2005-L Class 2A2 5.246% due 01/25/36	4,971	4,906
Bank of America Alternative Loan Trust Series 2005-9 Class 2CB1 6.000% due 10/25/35	2,858	2,857
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30	351	351
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 4.701% due 02/25/35	890	890
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	1,470	1,488
Series 1999-C1 Class A2 7.030% due 06/15/31	3,000	3,135
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class A1A 5.880% due 11/12/31	159	159

Bond Market Fund

20

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $
Fannie Mae 15 Year TBA (Ï) 4.500%		1,400	1,360
30 Year TBA (Ï) 5.000%		1,000	971
5.500%		35,500	35,167
6.000%		3,500	3,532
6.500%		800	819
6.000	% due 2009	874	882
6.000	% due 2011	16	16
6.000	% due 2013	468	477
5.500	% due 2014	18	18
6.500	% due 2014	634	651
7.500	% due 2015	67	70
6.000	% due 2016	137	139
6.500	% due 2016	693	712
6.000	% due 2017	5	5
4.500	% due 2018	2,123	2,068
5.000	% due 2018	2265	2,240
5.500	% due 2018	457	460
4.000	% due 2019	1266	1,206
4.500	% due 2019	2,668	2,596
5.500	% due 2019	223	224
8.000	% due 2023	1	1
5.000	% due 2024	1,904	1,867
5.500	% due 2024	1,750	1,749
9.000	% due 2025	509	558
9.000	% due 2026	4	5
7.500	% due 2027	202	212
6.000	% due 2028	21	22
6.000	% due 2029	8	8
7.000	% due 2029	5	6
6.000	% due 2030	15	15
7.500	% due 2030	6	6
8.000	% due 2031	114	121
6.500	% due 2032	625	640
4.500	% due 2033	886	838
5.000	% due 2033	4,014	3,914
5.500	% due 2033	8,002	7,946
6.000	% due 2033	955	965
5.000	% due 2034	5,666	5,516
5.500	% due 2034	2,686	2,665
4.500	% due 2035	994	936
4.830% due 2035 (Ê)		3,029	2,992
5.000	% due 2035	1,449	1,408
5.500	% due 2035	3,159	3,131
5.000% due 2036 (Ê)		2,993	2,966
5.188% due 2036 (Ê)		3,434	3,418
Freddie Mac (Ê) 5.161% due 2035		3,009	2,993
Freddie Mac Gold 7.000% due 2009		93	95

		Principal Amount ($) or Shares	Market Value $
9.000	% due 2010	22	23
8.000	% due 2011	6	6
6.000	% due 2011	3	3
7.000	% due 2012	132	136
7.000	% due 2013	1,213	1,251
6.000	% due 2016	184	187
7.000	% due 2016	226	234
4.500	% due 2019	582	564
5.000	% due 2019	5,060	4,997
5.500	% due 2019	1,353	1,359
4.500	% due 2020	971	941
8.500	% due 2025	1	1
7.000	% due 2028	642	665
7.500	% due 2028	357	375
6.500	% due 2029	223	229
7.000	% due 2030	8	8
7.000	% due 2031	191	198
6.500	% due 2032	689	706
6.000	% due 2033	277	280
6.500	% due 2033	718	735
7.000	% due 2033	401	415
5.000	% due 2034	7,279	7,067
6.000	% due 2034	4,800	4,850
5.000	% due 2035	2,493	2,416
5.500	% due 2035	6,682	6,627
Ginnie Mae I 30 Year TBA (Ï) 5.500%		2,000	2,004
6.000%		3,500	3,569
8.000	% due 2008	7	7
8.000	% due 2012	158	168
10.000	% due 2013	4	5
10.000	% due 2014	1	1
7.500	% due 2022	1	1
7.000	% due 2023	176	185
7.500	% due 2023	2	2
6.500	% due 2024	4	4
7.500	% due 2024	64	68
8.500	% due 2025	16	17
7.500	% due 2027	8	9
6.500	% due 2028	40	42
7.000	% due 2028	31	32
7.500	% due 2028	40	42
8.500	% due 2028	31	34
7.500	% due 2029	13	13
8.000	% due 2029	35	38
8.500	% due 2029	3	4
7.500	% due 2030	58	60
8.000	% due 2030	100	107
8.500	% due 2030	39	42
7.000	% due 2031	264	275
6.500	% due 2032	217	226

Bond Market Fund

21

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $
7.000	% due 2032	471	493
7.500	% due 2032	22	23
5.000	% due 2033	2,136	2,104
6.500	% due 2033	491	512
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-FL1 Class A1 4.740% due 04/16/19		1,278	1,278
Series 2004-CBX Class A3 4.184% due 01/12/37		2,000	1,931
Series 2002-CIB Class A2 5.161% due 10/12/37		3,000	2,982
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 05/15/25		2,960	3,227
Series 2005-C1 Class A2 4.310% due 02/15/30		4,000	3,876
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35		750	745
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47		200	195
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30		385	396
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36		3,000	2,995
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41		1,500	1,440
Series 2004-C15 Class A2 4.039% due 10/15/41		2,000	1,922
Series 2005-C22 Class A3 5.286% due 12/15/44		2,000	2,000
Series 2005-C22 Class AJ 5.356% due 12/15/44		2,000	2,003
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.553% due 03/25/35		427	418
			187,344
United States Government Agencies - 4.9%
Fannie Mae 5.750% due 02/15/08		500	508
6.000% due 05/15/08		500	511
4.400% due 07/28/08		1,000	988
7.125% due 06/15/10		1,000	1,083

	Principal Amount ($) or Shares	Market Value $
4.250% due 08/15/10	700	681
6.125% due 03/15/12	600	636
4.625% due 10/15/14	500	491
5.000% due 04/15/15	1,000	1,010
Zero coupon due 10/09/19	700	339
7.250% due 05/15/30	500	658
Federal Home Loan Bank System 4.000% due 06/13/07	500	494
4.150% due 07/05/07	1,000	989
4.250% due 11/02/10	1,000	972
5.250% due 06/18/14	200	205
4.750% due 09/11/15	1,000	983
Freddie Mac
4.625% due 08/22/08	500	496
3.875% due 01/12/09	500	486
4.375% due 03/01/10	700	684
4.125% due 07/12/10	500	484
4.750% due 12/08/10	1,000	991
4.375% due 07/17/15	1,000	960
6.750% due 03/15/31	650	818
		15,467
United States Government Treasuries - 20.8%
United States Treasury Inflation Indexed Bonds 0.875% due 04/15/10	15,987	15,327
2.000% due 01/15/16	11,105	11,105
2.000% due 01/15/26	5,057	5,087
United States Treasury Notes 4.000% due 04/15/10	500	488
4.500% due 02/28/11	5,900	5,874
4.125% due 05/15/15	500	483
4.250% due 08/15/15	200	195
4.500% due 02/15/16	9,000	8,966
8.750% due 05/15/20	4,000	5,660
7.625% due 11/15/22	4,300	5,737
6.250% due 08/15/23	1,500	1,774
6.250% due 05/15/30	3,000	3,696
4.500% due 02/15/36	500	500
		64,892
Total Long-Term Investments (cost $423,555)		422,474
Short-Term Investments - 3.8%
Fannie Mae 4.050% due 08/14/06	500	498
2.375% due 02/15/07	1,000	976
Federal Home Loan Bank System 3.800% due 12/29/06	500	495

Bond Market Fund

22

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Federated Investors Prime Cash Obligations Fund	2,225,448	2,225
Freddie Mac 3.800% due 12/27/06	500	495
Park Avenue Receivables Corp. (ç)(ÿ) 4.510% due 03/17/06	1,500	1,497
Polonius, Inc. (ç)(ÿ) 4.530% due 03/15/06	1,500	1,497
United States Treasury Bills (ç)(ÿ)(§) 4.254% due 03/23/06	250	249
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	3,726	3,787
Total Short-Term Investments (cost $11,741)		11,719
Total Investments - 139.0% (identified cost $435,296)		434,193
Other Assets and Liabilities, Net - (39.0%)		(121,753)
Net Assets - 100.0%		312,440

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury Bonds expiration date 06/06 (8)	905	2
United States Treasury 2 Year Notes expiration date 06/06 (93)	19,007	21
United States Treasury 10 Year Notes expiration date 06/06 (505)	54,493	36
Short Positions
United States Treasury 5 Year Notes expiration date 06/06 (520)	54,698	(24)
United States Treasury 10 Year Notes expiration date 03/06 (631)	68,148	(53)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(18)

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

23

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes
10 Year Futures
Apr 2006 105.50 Call (196)	20,678	(15)
May 2006 110.00 Call (196)	21,560	(34)
May 2006 105.00 Put (196)	20,580	(28)
Total Liability for Options Written (premiums received $93)		(77)

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	27.1
Corporate Bonds and Notes	16.6
International Debt	5.8
Mortgage-Backed Securities	60.0
United States Government Agencies	4.9
United States Government Treasuries	20.8
Short-Term Investments	3.8
Total Investments	139.0
Other Assets and Liabilities, Net	(39.0)
	100.0
Futures Contracts	(—	)*
Options Written	(—	)*

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

24

SSgA

Intermediate Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$996.50	$1,021.82
Expenses Paid During Period *	$2.97	$3.01

* Expenses are equal to the Fund's expense ratio of .60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund

25

This page has been intentionally left blank.

SSgA
Intermediate Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 135.6%
Asset-Backed Securities - 25.6%
Aegis Asset Backed Securities Trust (Ê) Series 2004-5 Class 1A2 4.921% due 03/25/31	2,000	2,002
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3
4.781% due 04/25/34	280	280
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2
5.021% due 04/25/35	1,500	1,502
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2
4.600% due 10/15/09	1,000	1,000
Centex Home Equity (Ê) Series 2004-B Class AV1 4.781% due 03/25/34	174	174
Series 2004-D Class AV2 4.921% due 09/25/34	1,218	1,220
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 4.851% due 04/25/32	683	684
Series 2003-BC3 Class A2 4.891% due 09/25/33	501	502
Series 2004-BC1 Class A1 4.811% due 04/25/34	441	441
Series 2005-4 Class 3AV2 4.791% due 10/25/35	3,000	2,998
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 4.831% due 09/25/33	31	31
Series 2004-CB2 Class AV3 4.891% due 09/25/33	136	136
Discover Card Master Trust I Series 2001-6 Class A 5.750% due 12/15/08	250	251
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.021% due 01/25/36	1,500	1,503
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 4.620% due 06/15/10	500	500
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.131% due 03/25/34	788	791
Series 2005-HE4 Class B2 5.881% due 07/25/45	500	497

	Principal Amount ($) or Shares	Market Value $
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	87	87
Long Beach Mortgage Loan Trust (Ê) Series 2005-2 Class 2A3 4.881% due 04/25/35	1,000	1,005
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 4.981% due 12/25/35	400	400
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.051% due 06/25/33	297	298
Series 2003-4 Class A2 4.901% due 07/25/33	480	481
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 4.791% due 04/25/34	356	358
Series 2005-KS1 Class M2 5.021% due 11/25/35	500	501
Series 2005-KS1 Class M4 5.171% due 12/25/35	1,580	1,578
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 4.851% due 03/25/35	812	813
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 4.831% due 02/25/34	102	102
Series 2006-OP1 Class M2 4.971% due 10/25/35	350	350
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.121% due 04/25/35	1,500	1,502
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.031% due 04/25/34	65	65
Series 2004-9 Class A6 4.821% due 10/25/34	756	757
Series 2005-5 Class A2 4.671% due 06/25/35	614	614
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	627
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	173
Series 2005-WF2 Class A1 4.661% due 05/25/35	734	733
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	49
		25,005

Intermediate Fund

27

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Corporate Bonds and Notes - 29.0%
Aflac, Inc. 6.500% due 04/15/09	17	18
Alcoa, Inc. 7.375% due 08/01/10	130	141
Allstate Corp. (The) 7.200% due 12/01/09	90	96
6.125% due 02/15/12	72	75
Amerada Hess Corp. 6.650% due 08/15/11	100	106
American Express Co. 3.750% due 11/20/07	40	39
4.875% due 07/15/13	30	29
American General Finance Corp. 3.875% due 10/01/09	120	115
Series MTNH 5.375% due 10/01/12	90	90
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	75
AmerUs Group Co. 5.950% due 08/15/15	40	40
Amgen, Inc. 4.000% due 11/18/09	80	77
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	98
Apache Corp. 6.250% due 04/15/12	20	21
Aramark Services, Inc. 5.000% due 06/01/12	100	96
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
Archstone-Smith Operating Trust 5.000% due 08/15/07	10	10
3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	52
Atlantic Richfield Co. 5.900% due 04/15/09	100	103
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	88
Bank of America Corp. 7.400% due 01/15/11	350	382
4.750% due 08/01/15	350	337
Bank of New York Co., Inc. (The) Series MTNE 3.900% due 09/01/07	25	25
6.375% due 04/01/12	30	32
Bank One Corp. 4.125% due 09/01/07	300	296
5.900% due 11/15/11	85	87

	Principal Amount ($) or Shares	Market Value $
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	59
Bear Stearns Cos., Inc. (The) 7.000% due 03/01/07	25	25
4.000% due 01/31/08	100	98
Belo Corp. 7.125% due 06/01/07	30	30
Berkshire Hathaway Finance Corp. 4.200% due 12/15/10	200	192
4.850% due 01/15/15	100	97
Black & Decker Corp. 7.125% due 06/01/11	30	32
Boeing Capital Corp. 6.500% due 02/15/12	150	160
Boston Properties, LP 6.250% due 01/15/13	30	31
Boston Scientific Corp. 5.500% due 11/15/15	30	31
Bristol-Myers Squibb Co. 5.750% due 10/01/11	120	122
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	49
Campbell Soup Co. 5.875% due 10/01/08	25	25
6.750% due 02/15/11	60	64
Capital One Bank Series BKNT 4.875% due 05/15/08	50	50
Cardinal Health, Inc. 6.750% due 02/15/11	40	42
Carolina Power & Light Co. 5.250% due 12/15/15	70	69
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	191
Cendant Corp. 6.250% due 03/15/10	100	103
7.375% due 01/15/13	20	22
CenterPoint Energy Resources Corp. 7.750% due 02/15/11	100	110
Centex Corp. 5.250% due 06/15/15	100	95
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	28
Cigna Corp. 7.400% due 05/15/07	33	34
Cincinnati Gas & Electric 5.700% due 09/15/12	20	20
Cingular Wireless Services, Inc. 8.125% due 05/01/12	150	172

Intermediate Fund

28

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CIT Group, Inc. 7.375% due 04/02/07	25	26
5.750% due 09/25/07	100	101
4.250% due 02/01/10	100	96
7.750% due 04/02/12	125	140
Citigroup, Inc. 4.125% due 02/22/10	300	289
4.625% due 08/03/10	200	196
4.700% due 05/29/15	300	288
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	101
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	42
Comcast Cable Communications 6.200% due 11/15/08	100	102
6.750% due 01/30/11	34	36
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	125	143
Comcast Corp. 6.500% due 01/15/15	50	52
5.900% due 03/15/16	80	80
ConAgra Foods, Inc. 6.750% due 09/15/11	100	105
ConocoPhillips
4.750% due 10/15/12	125	123
Consolidated Edison Co. of New York Series 97-B 6.450% due 12/01/07	75	77
Constellation Energy Group, Inc. 6.350% due 04/01/07	14	14
6.125% due 09/01/09	80	82
Consumers Energy Co. 5.150% due 02/15/17	100	95
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Coors Brewing Co. 6.375% due 05/15/12	35	37
Countrywide Home Loans, Inc. Series MTNK 5.625% due 05/15/07	30	30
COX Communications, Inc. 7.750% due 11/01/10	100	108
7.125% due 10/01/12	50	53
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	248
4.875% due 01/15/15	200	193

	Principal Amount ($) or Shares	Market Value $
Credit Suisse USA, Inc. 5.250% due 03/02/11	50	50
5.375% due 03/02/16	75	74
CSX Corp. 6.750% due 03/15/11	100	106
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	200	194
7.750% due 01/18/11	14	15
Deluxe Corp. 5.000% due 12/15/12	25	20
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	30
Series B 6.250% due 06/30/12	70	73
Dover Corp. 4.875% due 10/15/15	25	24
Dow Chemical Co. (The) 5.750% due 12/15/08	100	102
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 6.250% due 01/15/12	75	78
5.625% due 11/30/12	75	76
Duke Energy Field Services LLC 6.875% due 02/01/11	40	42
EI Du Pont de Nemours & Co. 3.375% due 11/15/07	40	39
6.875% due 10/15/09	115	121
Electronic Data Systems Corp. 7.125% due 10/15/09	60	63
Eli Lilly & Co. 6.000% due 03/15/12	100	105
Energy East Corp. 6.750% due 06/15/12	55	59
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	99
EOP Operating, LP 7.750% due 11/15/07	150	156
ERP Operating, LP 6.625% due 03/15/12	40	43
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	53

Intermediate Fund

29

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Exelon Generation Co. LLC 6.950% due 06/15/11	95	101
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	67
First Data Corp. 5.625% due 11/01/11	50	50
First Union National Bank Series BKNT 7.800% due 08/18/10	175	193
Firstar Bank NA 7.125% due 12/01/09	200	213
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	228
Florida Power & Light Co. 4.850% due 02/01/13	225	221
FPL Group Capital, Inc. 6.125% due 05/15/07	16	16
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 4.125% due 06/15/08	100	97
6.375% due 04/01/12	45	47
Genentech, Inc. 4.750% due 07/15/15	100	96
General Dynamics Corp. 4.250% due 05/15/13	40	38
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	256
4.625% due 09/15/09	125	123
5.875% due 02/15/12	450	465
6.000% due 06/15/12	450	469
General Mills, Inc. 6.000% due 02/15/12	96	99
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	62
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	52
5.250% due 04/01/13	100	99
Goldman Sachs Group, LP 5.000% due 10/01/14	800	776
Goodrich Corp. 7.625% due 12/15/12	30	34

	Principal Amount ($) or Shares	Market Value $
Harrah's Operating Co., Inc. 7.125% due 06/01/07	5	5
7.500% due 01/15/09	150	158
Harris Corp. 5.000% due 10/01/15	50	48
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	35	35
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	100	98
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.625% due 07/15/11	70	73
Home Depot, Inc. 3.750% due 09/15/09	50	48
Honeywell International, Inc. 7.500% due 03/01/10	50	54
Honeywell, Inc. 7.000% due 03/15/07	21	21
Hospitality Properties Trust 5.125% due 02/15/15	100	95
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	335
HSBC Finance Corp. 6.875% due 03/01/07	100	101
6.400% due 06/17/08	175	180
4.750% due 04/15/10	100	98
8.000% due 07/15/10	150	165
6.375% due 08/01/10	85	89
International Business Machines Corp. 5.375% due 02/01/09	150	151
International Lease Finance Corp. 4.350% due 09/15/08	35	34
6.375% due 03/15/09	50	51
5.125% due 11/01/10	200	198
International Paper Co. 6.750% due 09/01/11	130	137
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	54
5.100% due 01/15/13	150	149
Johnson & Johnson 3.800% due 05/15/13	30	28
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	77
JPMorgan Chase & Co. 5.250% due 05/30/07	50	50
7.875% due 06/15/10	150	165
6.750% due 02/01/11	175	186

Intermediate Fund

30

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kellogg Co. 2.875% due 06/01/08	100	95
KeyBank NA Series BKNT 7.000% due 02/01/11	100	107
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	108
Kinder Morgan, Inc. 6.500% due 09/01/12	80	84
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 5.250% due 06/01/07	100	100
4.125% due 11/12/09	75	72
5.625% due 11/01/11	60	61
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	98
4.500% due 07/26/10	100	97
Lennar Corp. 7.625% due 03/01/09	55	58
Lincoln National Corp. 5.250% due 06/15/07	35	35
Lowe's Cos., Inc. 8.250% due 06/01/10	30	34
Lubrizol Corp. 5.875% due 12/01/08	100	101
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	49
5.250% due 09/04/12	45	45
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marathon Oil Corp. 5.375% due 06/01/07	75	75
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	95	96
May Department Stores Co. (The) 4.800% due 07/15/09	50	49
MBNA America Bank NA 7.125% due 11/15/12	40	44
McDonald's Corp. Series MTNG 5.375% due 04/30/07	100	100
Mellon Funding Corp. 6.375% due 02/15/10	100	104
Merck & Co., Inc. 4.375% due 02/15/13	75	71

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	400	393
Metlife, Inc. 5.375% due 12/15/12	75	76
MGIC Investment Corp. 5.375% due 11/01/15	25	24
Monsanto Co. 4.000% due 05/15/08	30	29
7.375% due 08/15/12	10	11
Morgan Stanley 5.800% due 04/01/07	400	403
4.000% due 01/15/10	250	239
5.300% due 03/01/13	250	248
National City Bank 4.625% due 05/01/13	135	130
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	203
Nationwide Financial Services 5.900% due 07/01/12	41	42
News America Holdings, Inc. 9.250% due 02/01/13	10	12
News America, Inc. 6.625% due 01/09/08	50	51
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	79
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Occidental Petroleum Corp. 7.375% due 11/15/08	50	53
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	100
Pacific Gas & Electric Co. 3.600% due 03/01/09	200	191
Pacificorp 6.900% due 11/15/11	40	43
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	106
8.000% due 11/15/11	95	106
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26
Pfizer, Inc. 3.300% due 03/02/09	75	71
PHH Corp. 7.125% due 03/01/13	50	53

Intermediate Fund

31

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pitney Bowes, Inc. 4.625% due 10/01/12	45	43
PNC Funding Corp. 7.500% due 11/01/09	50	54
Popular North America, Inc. 4.700% due 06/30/09	75	73
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	49
Praxair, Inc. 6.375% due 04/01/12	50	53
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.750% due 06/15/07	150	149
Progress Energy, Inc. 5.850% due 10/30/08	100	101
Prologis 5.500% due 03/01/13	50	50
Protective Life Secured Trust 4.850% due 08/16/10	50	49
Prudential Financial, Inc. Series MTNB 5.100% due 09/20/14	100	98
PSEG Power LLC 5.500% due 12/01/15	100	99
PSI Energy, Inc. 7.850% due 10/15/07	60	62
Public Service Co. of Colorado 7.875% due 10/01/12	90	104
Public Service Electric & Gas 5.000% due 08/15/14	100	97
Pulte Homes, Inc. 7.875% due 08/01/11	40	44
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	64
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	65	66
Sanwa Bank, Ltd. 7.400% due 06/15/11	120	131
Sara Lee Corp. 6.250% due 09/15/11	60	61
SBC Communications, Inc. 4.125% due 09/15/09	100	96
Sempra Energy 7.950% due 03/01/10	80	87
Simon Property Group, LP 6.375% due 11/15/07	120	122
7.125% due 02/09/09	20	21

	Principal Amount ($) or Shares	Market Value $
SLM Corp. Series MTNA 4.500% due 07/26/10	100	97
Series MTNA 5.000% due 10/01/13	100	97
5.125% due 08/27/12	50	49
Southern California Edison Co. 5.000% due 01/15/14	30	29
Sprint Capital Corp. 6.375% due 05/01/09	90	93
7.625% due 01/30/11	59	65
8.375% due 03/15/12	250	287
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	50	50
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	105
Swiss Bank Corp. New York 7.000% due 10/15/15	100	112
Tampa Electric Co. 6.375% due 08/15/12	90	95
Target Corp. 7.500% due 08/15/10	150	164
Textron Financial Corp. 5.875% due 06/01/07 40 40 6.000% due 11/20/09	50	51
Thermo Electron Corp. 5.000% due 06/01/15	50	48
Time Warner, Inc. 6.875% due 05/01/12	200	213
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	101
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	26
Tyson Foods, Inc. 8.250% due 10/01/11	75	82
Unilever Capital Corp. 7.125% due 11/01/10	75	80
Union Oil Co. of California 5.050% due 10/01/12	50	50
Union Pacific Corp. 5.750% due 10/15/07	200	202
Union Planters Bank NA 5.125% due 06/15/07	50	50
United Technologies Corp. 6.100% due 05/15/12	90	94
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	121

Intermediate Fund

32

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
US Bancorp Series MTNN 5.100% due 07/15/07	20	20
Series MTNP 4.500% due 07/29/10	75	73
USA Education, Inc. Series MTNA 5.625% due 04/10/07	55	55
UST, Inc. 6.625% due 07/15/12	50	52
USX Corp. 6.850% due 03/01/08	20	21
Valero Energy Corp. 6.875% due 04/15/12	100	108
Verizon 6.500% due 09/15/11	50	51
Verizon Global Funding Corp. Series * 6.125% due 06/15/07	100	101
6.875% due 06/15/12	65	70
7.375% due 09/01/12	50	55
4.375% due 06/01/13	300	281
4.900% due 09/15/15	100	95
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	48
Vornado Realty, LP 5.625% due 06/15/07	20	20
Wachovia Corp. 6.400% due 04/01/08	20	21
5.625% due 12/15/08	35	35
4.875% due 02/15/14	150	145
Wal-Mart Stores, Inc. 6.875% due 08/10/09	300	317
4.750% due 08/15/10	135	133
Washington Mutual Bank 5.125% due 01/15/15	100	97
Washington Mutual, Inc. 8.250% due 04/01/10	30	33
Waste Management, Inc. 7.375% due 08/01/10	125	135
WellPoint Health Networks 6.375% due 01/15/12	30	32
WellPoint, Inc. 6.800% due 08/01/12	50	54
Wells Fargo Bank NA 6.450% due 02/01/11	485	512
Weyerhaeuser Co. 6.125% due 03/15/07	38	38
6.750% due 03/15/12	50	53
Wisconsin Energy Corp. 6.500% due 04/01/11	59	62

	Principal Amount ($) or Shares	Market Value $
Wyeth 6.950% due 03/15/11	150	160
XTO Energy, Inc. 5.000% due 01/31/15	250	243
Zions BanCorp. 5.500% due 11/16/15	50	50
		28,276
International Debt - 10.3%
ACE, Ltd. 6.000% due 04/01/07	100	101
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	47
America Movil SA de CV 4.125% due 03/01/09	150	145
Anadarko Finance Co. Series B 6.750% due 05/01/11	50	53
ARMS II (Ê) Series 2004-G3 Class A1A 4.760% due 01/10/35	1,476	1,479
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	100
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	31
Canada Government International Bond 5.250% due 11/05/08	75	76
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	50
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	55
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	75	76
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	98
Chile Government International Bond 5.625% due 07/23/07	50	50
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	73
8.000% due 06/15/10 (Ê)	10	11
5.250% due 07/22/13	100	98
Diageo Capital PLC 3.500% due 11/19/07	15	15
3.375% due 03/20/08	30	29
7.250% due 11/01/09	100	107

Intermediate Fund

33

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Egypt Government AID Bonds 4.450% due 09/15/15	500	484
Eksportfinans A/S 4.750% due 12/15/08	75	75
European Investment Bank 4.625% due 03/01/07	425	424
Series GLOB 3.125% due 10/15/07	250	243
3.000% due 06/16/08	200	192
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
Finland Government International Bond 4.750% due 03/06/07	115	115
France Telecom SA 7.750% due 03/01/11	75	83
Granite Mortgages PLC (Ê) Series 2003-3 Class 1A2 4.721% due 01/20/24	120	120
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	21
HSBC Holdings PLC 7.500% due 07/15/09	150	160
Hydro Quebec Series IF 8.000% due 02/01/13	85	99
Inter-American Development Bank 6.625% due 03/07/07	125	127
4.375% due 09/20/12	320	312
International Finance Corp. 4.750% due 04/30/07	100	99
3.750% due 06/30/09	20	19
Israel Government International Bond 4.625% due 06/15/13	100	95
Italy Government International Bond 5.625% due 06/15/12	400	413
4.500% due 01/21/15	300	288
Korea Development Bank 4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	99
Kreditanstalt fuer Wiederaufbau 4.375% due 07/21/15	200	193
Landwirtschaftliche Rentenbank Series 3 4.875% due 03/12/07	100	100
Series 4 3.375% due 11/15/07	150	146
4.125% due 07/15/08	125	123

	Principal Amount ($) or Shares	Market Value $
Malaysia Government International Bond 7.500% due 07/15/11	110	122
Mexico Government International Bond 4.625% due 10/08/08	50	49
9.875% due 02/01/10	190	221
5.875% due 01/15/14	100	103
MTR Corp. 7.500% due 02/04/09	60	64
National Australia Bank, Ltd. 6.600% due 12/10/07	36	37
Nordic Investment Bank 3.875% due 06/15/10	100	96
Oesterreichische Kontrollbank AG 5.125% due 03/20/07	125	125
2.375% due 06/16/08	50	47
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	71
Pancanadian Petroleum, Ltd. 6.300% due 11/01/11	50	52
Petrobras International Finance Co. 9.750% due 07/06/11	100	120
Poland Government International Bond 6.250% due 07/03/12	50	53
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of New Brunswick 3.500% due 10/23/07	50	49
Province of Ontario 3.625% due 10/21/09	300	285
5.125% due 07/17/12	50	51
Province of Quebec Canada 5.750% due 02/15/09	100	102
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	28
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	196
Royal KPN NV 8.000% due 10/01/10	100	108
South Africa Government International Bond 7.375% due 04/25/12	115	127
Stora Enso OYJ 7.375% due 05/15/11	5	5
Sumitomo Bank International 8.500% due 06/15/09	60	66
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	98
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49

Intermediate Fund

34

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecom Italia Capital SA 4.000% due 01/15/10	100	95
4.950% due 09/30/14	200	188
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	98
TELUS Corp. 7.500% due 06/01/07	100	103
8.000% due 06/01/11	25	28
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	46
Tyco International Group SA 6.000% due 11/15/13	150	153
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		10,083
Mortgage-Backed Securities - 28.3%
Banc of America Large Loan (Ê)(l) Series 2003-BBA Class A2 4.770% due 11/15/15	42	42
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.399% due 03/25/35	434	423
Series 2005-I Class 2A2 4.887% due 10/25/35	986	979
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	346
Series 2002-TOP Class X2 0.571% due 10/15/36	4,045	75
Series 2002-TOP Class A2 6.460% due 10/15/36	315	333
Series 2004-T14 Class A4 5.200% due 01/12/41	750	743
Series 2004-PWR Class A5 4.978% due 07/11/42	500	487
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 4.701% due 02/25/35	445	445
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	712	744
Commercial Mortgage Pass Through Certificates Series 1999-1 Class A1 6.145% due 05/15/32	22	22

	Principal Amount ($) or Shares	Market Value $
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3 6.380% due 12/16/35	500	522
Fannie Mae 30 Year TBA (Ï) 5.500%	10,000	9,906
4.830% due 2035 (Ê)	1,020	1,008
5.000% due 2036 (Ê)	998	989
5.188% due 2036 (Ê)	1,472	1,465
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	329
Freddie Mac (Ê) 5.161% due 2035	999	993
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	1,000	1,023
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	526
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A1 6.500% due 05/15/31	52	52
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-FL1 Class A1 4.740% due 04/16/19	639	639
Series 2001-CIB Class A3 6.260% due 03/15/33	300	312
Series 2004-C1 Class A2 4.302% due 01/15/38	500	479
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	704
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	711
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	1,000	1,009
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	21
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	389
Series 2004-C10 Class A4 4.748% due 02/15/41	500	480

Intermediate Fund

35

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Mortgage Backed Securities Trust 5.580% due 04/25/36	1,000	996
Series 2005-AR2 Class 2A1 (Ê) 4.553% due 03/25/35	427	418
		27,610
United States Government Agencies - 5.0%
Fannie Mae 4.400% due 07/28/08	1,000	988
Federal Home Loan Bank System 4.000% due 06/13/07	1,200	1,185
4.150% due 07/05/07	800	792
4.250% due 11/02/10	500	486
Freddie Mac 4.375% due 03/01/10	300	293
4.125% due 07/12/10	700	678
4.750% due 12/08/10	500	495
		4,917
United States Government Treasuries - 37.4%
Fannie Mae 4.250% due 07/15/07	750	743
2.500% due 06/15/08	500	474
4.375% due 03/15/13	500	484
Federal Home Loan Bank System 4.500% due 08/23/07	500	496
4.000% due 12/14/07	500	492
3.875% due 08/22/08	500	488
Freddie Mac 4.050% due 06/28/07	500	494
3.500% due 09/15/07	1,000	980
3.250% due 11/02/07	1,000	970
2.750% due 03/15/08	1,000	959
4.250% due 06/23/08	500	493
5.875% due 03/21/11	500	516
5.000% due 07/15/14	500	503
United States Treasury Inflation Indexed Bonds 0.875% due 04/15/10	5,204	4,990
2.000% due 01/15/16	3,570	3,570
2.000% due 01/15/26	1,586	1,596

	Principal Amount ($) or Shares	Market Value $
United States Treasury Notes 4.375% due 11/15/08	6,800	6,750
4.500% due 02/28/11	6,900	6,869
4.500% due 02/15/16	4,600	4,583
		36,450
Total Long-Term Investments (cost $133,250)		132,341
Short-Term Investments - 4.6%
Fannie Mae 2.375% due 02/15/07	1,000	976
Federated Investors Prime Cash Obligations Fund	1,433,452	1,433
United States Treasury Bills (ç)(ÿ)(§) 4.254% due 03/23/06	150	150
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	1,863	1,894
Total Short-Term Investments (cost $4,462)		4,453
Total Investments - 140.2% (identified cost $137,712)		136,794
Other Assets and Liabilities, Net - (40.2%)		(39,245)
Net Assets - 100.0%		97,549

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

36

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Notes expiration date 06/06 (54)	11,036	12
United States Treasury 10 Year Notes expiration date 06/06 (164)	17,697	11
Short Positions
United States Treasury 5 Year Notes expiration date 06/06 (200)	21,038	(12)
United States Treasury 10 Year Notes expiration date 03/06 (203)	21,924	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(6)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes
10 Year Futures
Apr 2006 105.50 Call (63)	6,647	(5)
May 2006 110.00 Call (63)	6,930	(11)
May 2006 105.00 Put (63)	6,615	(9)
Total Liability for Options Written (premiums received $30)		(25)

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	25.6
Corporate Bonds and Notes	29.0
International Debt	10.3
Mortgage-Backed Securities	28.3
United States Government Agencies	5.0
United States Government Treasuries	37.4
Short-Term Investments	4.6
Total Investments	140.2
Other Assets and Liabilities, Net	(40.2)
	100.0
Futures Contracts	(—	)*
Options Written	(—	)*

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

37

This page has been intentionally left blank.

SSgA

High Yield Bond Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,016.30	$1,021.08
Expenses Paid During Period *	$3.75	$3.76

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund

39

This page has been intentionally left blank.

SSgA
High Yield Bond Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.6%
Corporate Bonds and Notes. - 92.2%
Activant Solutions, Inc. (Ê)(l) 10.530% due 04/01/10	200	205
Advanstar Communications, Inc. 10.750% due 08/15/10	450	491
AES Ironwood LLC 8.857% due 11/30/25	505	568
Ahern Rentals, Inc. 9.250% due 08/15/13	450	473
Allegheny Energy Supply (l) 8.250% due 04/15/12	450	494
Allied Waste North America, Inc. Series B 8.875% due 04/01/08	240	253
9.250% due 09/01/12	208	226
7.875% due 04/15/13	235	244
7.250% due 03/15/15	85	86
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	440	450
Ameripath, Inc. 10.500% due 04/01/13	310	327
Ashton Woods USA LLC (l) 9.500% due 10/01/15	320	301
Caraustar Industries, Inc. 9.875% due 04/01/11	320	336
Carriage Services, Inc. 7.875% due 01/15/15	325	334
CCM Merger, Inc. (l) 8.000% due 08/01/13	515	512
Cenveo Corp. 7.875% due 12/01/13	550	545
Chaparral Energy, Inc. (l) 8.500% due 12/01/15	210	222
Chaparral Steel Co. 10.000% due 07/15/13	400	442
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	161
Chesapeake Energy Corp. 6.875% due 01/15/16	145	149
CMS Energy Corp. 6.300% due 02/01/12	275	273
Corrections Corp. of America 6.250% due 03/15/13	520	516
Crown Americas LLC and Crown Americas Capital Corp. (l) 7.750% due 11/15/15	430	448
Crown Cork & Seal Co., Inc. 8.000% due 04/15/23	505	492

	Principal Amount ($) or Shares	Market Value $
CSC Holdings, Inc. Series B 7.625% due 04/01/11	585	589
DaVita, Inc. 7.250% due 03/15/15	625	638
Denbury Resources, Inc. 7.500% due 12/15/15	215	225
Dex Media, Inc. 8.000% due 11/15/13	605	626
Dow Jones CDX High Yield (l) 8.750% due 12/29/10	1,470	1,487
DR Horton, Inc. 8.500% due 04/15/12	355	377
Dresser-Rand Group, Inc. (l) 7.625% due 11/01/14	501	521
DRS Technologies, Inc. 7.625% due 02/01/18	420	432
Dynegy Holdings, Inc. 8.750% due 02/15/12	260	287
Echostar DBS Corp. 6.375% due 10/01/11	705	689
El Paso Corp. 7.800% due 08/01/31	530	562
El Paso Production Holding Co. 7.750% due 06/01/13	805	849
Elizabeth Arden, Inc. 7.750% due 01/15/14	355	366
Emmis Communications Corp. (Ê) 10.366% due 06/15/12	213	213
Ford Motor Co. 7.250% due 10/01/08	100	87
6.500% due 08/01/18	185	126
7.450% due 07/16/31	195	138
Ford Motor Credit Co. 6.625% due 06/16/08	850	791
0.375% due 10/28/09	495	457
7.000% due 10/01/13	515	453
Foundation Pennsylvania Coal Co. 7.250% due 08/01/14	480	492
General Motors Acceptance Corp. 6.125% due 01/22/08	730	689
5.125% due 05/09/08	125	114
5.625% due 05/15/09	785	711
6.750% due 12/01/14	265	234
General Motors Corp. 7.200% due 01/15/11	160	118
8.250% due 07/15/23	160	110
8.375% due 07/15/33	510	360
Giant Industries, Inc. 8.000% due 05/15/14	320	334

High Yield Bond Fund

41

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Goodman Global Holding Co., Inc. (Ê) Series B 7.491% due 06/15/12	155	158
Graham Packaging Co., Inc. 9.875% due 10/15/14	340	345
GSC Holdings Corp. (l) 8.000% due 10/01/12	500	499
Hanover Compressor Co. 8.625% due 12/15/10	90	95
9.000% due 06/01/14	325	354
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	43
HCA, Inc. 6.375% due 01/15/15	330	329
7.500% due 11/06/33	160	163
Hertz Corp. (l) 8.875% due 01/01/14	805	841
Hornbeck Offshore Services, Inc. Series B 6.125% due 12/01/14	505	501
Host Marriott, LP Series M 7.000% due 08/15/12	—	—	±
Houghton Mifflin Co. 9.875% due 02/01/13	550	600
Huntsman International LLC Series * 10.125% due 07/01/09	200	205
iPCS, Inc. 11.500% due 05/01/12	260	298
Jefferson Smurfit Corp. US 8.250% due 10/01/12	71	69
Knowledge Learning Corp., Inc. (l) 7.750% due 02/01/15	305	291
L-3 Communications Corp. 7.625% due 06/15/12	40	42
6.125% due 07/15/13	555	547
Mac-Gray Corp. 7.625% due 08/15/15	450	461
Massey Energy Co. (l) 6.875% due 12/15/13	525	524
MGM Mirage 6.750% due 09/01/12	1,000	1,016
Midwest Generation LLC 8.560% due 01/02/16	834	906
Mirant North America LLC (l) 7.375% due 12/31/13	685	703
Neiman-Marcus Group, Inc. (l) 9.000% due 10/15/15	695	734
Nexstar Finance, Inc. 7.000% due 01/15/14	370	347

	Principal Amount ($) or Shares	Market Value $
Norcraft Cos., LP 9.000% due 11/01/11	550	569
Northwest Airlines, Inc. (Ø) Series 1A-2 6.841% due 10/01/12	475	471
Series 2001-1 Class 1A1 7.041% due 04/01/22	39	39
NRG Energy, Inc. 7.375% due 02/01/16	840	865
O'Charleys, Inc. 9.000% due 11/01/13	210	216
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	260	271
Owens-Illinois, Inc. 7.500% due 05/15/10	235	238
Panolam Industries International, Inc. (l) 10.750% due 10/01/13	250	240
Primedia, Inc. 8.875% due 05/15/11	375	361
8.000% due 05/15/13	250	224
Quintiles Transnational Corp. 10.000% due 10/01/13	325	361
Qwest Capital Funding, Inc. 6.875% due 07/15/28	400	372
Qwest Communications International, Inc. Series * 7.250% due 02/15/11	425	434
Series B 7.500% due 02/15/14	325	334
Qwest Corp. 7.875% due 09/01/11	125	134
Range Resources Corp. 6.375% due 03/15/15	550	554
RH Donnelley Corp. (l) 6.875% due 01/15/13	420	395
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	500	505
Roseton/Danskammer Series B 7.670% due 11/08/16	475	488
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	460	484
Six Flags, Inc. 8.875% due 02/01/10	350	353
Spectrum Brands, Inc. 7.375% due 02/01/15	35	31
Stater Brothers Holdings, Inc. 8.125% due 06/15/12	320	323
Station Casinos, Inc. 6.500% due 02/01/14	—	—	±

High Yield Bond Fund

42

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Steinway Musical Instruments (l) 7.000% due 03/01/14	330	332
Stewart Enterprises, Inc. (l) 7.750% due 02/15/13	625	605
Suburban Propane Partners, LP 6.875% due 12/15/13	335	323
Sungard Data Systems, Inc. (l) 9.125% due 08/15/13	350	372
Swift & Co. 12.500% due 01/01/10	300	297
Syniverse Technologies, Inc. Series B 7.750% due 08/15/13	525	526
Tenet Healthcare Corp. 9.875% due 07/01/14	140	142
9.500% due 02/01/15 (l)	295	296
Tenneco, Inc. 8.625% due 11/15/14	370	368
Texas Industries, Inc. 7.250% due 07/15/13	350	362
TRAINS (l) 7.651% due 06/15/15	6,744	6,921
TransDigm, Inc. 8.375% due 07/15/11	385	402
Tronox Worldwide LLC (l) 9.500% due 12/01/12	360	376
Trump Entertainment Resorts, Inc. 8.500% due 06/01/15	575	574
TRW Automotive, Inc. 9.375% due 02/15/13	478	519
TXU Corp. Series P 5.550% due 11/15/14	—	—	±
UGS Corp. 10.000% due 06/01/12	405	444
United Airlines, Inc. 6.071% due 03/01/13	468	466
United States Steel Corp. 9.750% due 05/15/10	365	396
US Oncology, Inc. 9.000% due 08/15/12	480	514
Vail Resorts, Inc. 6.750% due 02/15/14	460	462
Vanguard Health Holding Co. I LLC (Step Up, 11.250%, 10/01/09) Zero coupon due 10/01/15	380	281
VWR International, Inc. 6.875% due 04/15/12	320	318
Warner Chilcott Corp. (l) 9.000% due 02/01/15	515	506
Waterford Gaming LLC (l) 8.625% due 09/15/12	524	555

	Principal Amount ($) or Shares	Market Value $
Whiting Petroleum Corp. (l) 7.000% due 02/01/14	400	401
Williams Cos., Inc. 8.125% due 03/15/12	240	263
8.750% due 03/15/32	200	242
Williams Scotsman, Inc. 8.500% due 10/01/15	450	464
Wynn Las Vegas LLC 6.625% due 12/01/14	765	754
Xerox Corp. 7.625% due 06/15/13	—	—	±
		58,437
International Debt - 5.4%
Basell AF SCCA (l) 8.375% due 08/15/15	360	362
Bowater Canada Finance 7.950% due 11/15/11	445	436
Compton Petroleum Finance Corp. 7.625% due 12/01/13	430	440
Flextronics International, Ltd. 6.250% due 11/15/14	500	498
Hudson Bay Mining & Smelting Co., Ltd. 9.625% due 01/15/12	280	304
JSG Funding PLC 9.625% due 10/01/12	210	220
Noble Group, Ltd. (l) 6.625% due 03/17/15	200	183
Novelis, Inc. (l) 7.500% due 02/15/15	460	446
Rogers Cable, Inc. 6.750% due 03/15/15	235	240
Rogers Wireless Communications, Inc. 7.500% due 03/15/15	250	271
		3,400
Total Long-Term Investments (cost $61,270)		61,837
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc.(Æ) 2010 Warrants	400	10
Total Warrants & Rights (cost $81)		10

High Yield Bond Fund

43

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.9%
Federated Investors Prime Cash Obligations Fund	3,127,352	3,127
Total Short-Term Investments (cost $3,127)		3,127
Total Investments - 102.5% (identified cost $64,478)		64,974
Other Assets and Liabilities, Net - (2.5%)		(1,586)
Net Assets - 100.0%		63,388

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	92.2
International Debt	5.4
Warrants and Rights	—	*
Short-Term Investments	4.9
Total Investments	102.5
Other Assets and Liabilities, Net	(2.5)
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund

44

SSgA

Fixed Income Funds

Notes to Schedules of Investments — February 28, 2006 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments

45

SSgA
Fixed Income Funds

Statement of Assets and Liabilities — February 28, 2006 (Unaudited)

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$163,215	$435,296	$137,712	$64,478
Investments, at market	163,580	434,193	136,794	64,974
Cash	—	—	—	—
Receivables:
Dividends and interest	492	2,400	969	1,111
Investments sold	—	14,141	3,141	2,635
Fund shares sold	457	502	63	321
From Adviser	—	40	19	—
Prepaid expenses	3	4	1	1
Total assets	164,532	451,280	140,987	69,042
Liabilities
Payables:
Investments purchased	—	138,131	43,208	5,158
Fund shares redeemed	31	459	81	400
Accrued fees to affiliates	125	122	80	70
Other accrued expenses	44	25	31	26
Daily variation margin on futures contracts	—	26	13	—
Dividends	575	—	—	—
Options written, at market value	—	77	25	—
Total liabilities	775	138,840	43,438	5,654
Net Assets	$163,757	$312,440	$97,549	$63,388
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$177	$2,262	$704	$534
Accumulated net realized gain (loss)	(4,861)	(1,300)	(1,306)	(576)
Unrealized appreciation (depreciation) on:
Investments	365	(1,103)	(918)	496
Futures contracts	—	(18)	(6)	—
Options written	—	16	5	—
Shares of beneficial interest	16	32	10	7
Additional paid-in capital	168,060	312,551	99,060	62,927
Net Assets	$163,757	$312,440	$97,549	$63,388
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$9.94	$9.90	$9.69	$8.52
Net assets	$163,756,569	$312,422,432	$97,548,792	$63,388,076
Shares outstanding ($.001 par value)	16,468,316	31,572,091	10,066,993	7,436,109
Net asset value per share: Class R*	$—	$9.89	$—	$—
Net assets	$—	$17,804	$—	$—
Shares outstanding ($.001 par value)	—	1,800	—	—
Premiums received on options written	—	93	30	—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

46

SSgA
Fixed Income Funds

Statement of Operations — For the Period Ended February 28, 2006 (Unaudited)

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$116	$41	$20	$36
Interest	4,126	7,079	2,595	2,155
Total investment income	4,242	7,120	2,615	2,191
Expenses
Advisory fees	217	439	171	88
Administrative fees	42	61	33	24
Custodian fees	30	104	66	30
Distribution fees	105	92	61	21
Transfer agent fees	21	29	19	22
Professional fees	21	21	17	18
Registration fees	10	15	10	8
Shareholder servicing fees	90	50	51	22
Trustees' fees	4	9	7	7
Insurance fees	2	2	1	1
Printing fees	13	10	6	4
Miscellaneous	5	4	2	2
Expenses before reductions	560	836	444	247
Expense reductions	(1)	(104)	(102)	(27)
Net expenses	559	732	342	220
Net investment income (loss)	3,683	6,388	2,273	1,971
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(289)	(1,055)	(761)	(543)
Futures contracts	—	(235)	(86)	—
Options written	—	(27)	(15)	—
Net realized gain (loss)	(289)	(1,317)	(862)	(543)
Net change in unrealized appreciation (depreciation) on:
Investments	(145)	(5,398)	(2,073)	(513)
Futures contracts	—	322	113	—
Options written	—		16	5
Net change in unrealized appreciation (depreciation)	(145)	(5,060)	(1,955)	(513)
Net realized and unrealized gain (loss)	(434)	(6,377)	(2,817)	(1,056)
Net Increase (Decrease) in Net Assets from Operations	$3,249	$11	$(544)	$915

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

47

SSgA
Fixed Income Funds

Statement of Changes in Net Assets

	Yield Plus Fund		Bond Market Fund		Intermediate Fund		High Yield Bond Fund
Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,683	$6,139	$6,388	$11,253	$2,273	$4,177	$1,971	$6,321
Net realized gain (loss)	(289)	55	(1,317)	3,843	(862)	804	(543)	3,496
Net change in unrealized appreciation (depreciation)	(145)	(105)	(5,060)	(4,739)	(1,955)	(2,331)	(513)	(2,397)
Net increase (decrease) in net assets from operations	3,249	6,089	11	10,357	(544)	2,650	915	7,420
Distributions
From net investment income	(3,431)	(6,180)	(6,804)	(12,308)	(2,557)	(3,713)	(2,496)	(6,947)
From net realized gain	—	—	(1,988)	(4,514)	(141)	(2,081)	(152)	—
Net decrease in net assets from distributions	(3,431)	(6,180)	(8,792)	(16,822)	(2,698)	(5,794)	(2,648)	(6,947)
Share Transactions
Net increase (decrease) in net assets from share transactions	(27,745)	(126,512)	47,076	(50,890)	(26,058)	(8,508)	4,684	(60,783)
Redemption Fees	—	—	—	—	—	—	5	2
Total Net Increase (Decrease) in Net Assets	(27,927)	(126,603)	38,295	(57,355)	(29,300)	(11,652)	2,956	(60,308)
Net Assets
Beginning of period	191,684	318,287	274,145	331,500	126,849	138,501	60,432	120,740
End of period	$163,757	$191,684	$312,440	$274,145	$97,549	$126,849	$63,388	$60,432
Undistributed (overdistributed) net investment income included in net assets	$177	$(75)	$2,262	$2,661	$704	$988	$534	$1,059

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

48

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

49

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Yield Plus Fund
February 28, 2006*	9.95	.21	(.02)		.19	(.20)	—	(.20)	9.94	1.89	163,757	.65	.65	4.25	30.30
August 31, 2005	9.96	.24	—	(e)	.24	(.25)	—	(.25)	9.95	2.41	191,684	.56	.56	2.40	25.42
August 31, 2004	9.94	.11	.02		.13	(.11)	—	(.11)	9.96	1.28	318,287	.57	.57	1.08	31.84
August 31, 2003	9.92	.12	.01		.13	(.11)	—	(.11)	9.94	1.39	275,216	.58	.58	1.18	70.70
August 31, 2002 (1)	9.96	.21	(.05)		.16	(.20)	—	(.20)	9.92	1.80	264,651	.53	.53	2.17	80.03
August 31, 2001	9.92	.51	.06		.57	(.53)	—	(.53)	9.96	5.86	260,088	.48	.48	5.31	86.19
Bond Market Fund
Institutional Class
February 28, 2006*	10.21	.21	(.22)		(.01)	(.23)	(.07)	(.30)	9.90	(.06)	312,422	.50	.57	4.36	230.89
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)	10.21	3.50	274,134	.50	.57	3.92	356.99
August 31, 2004	10.26	.37	.24		.61	(.31)	(.15)	(.46)	10.41	6.11	331,490	.50	.53	3.55	573.61
August 31, 2003	10.42	.36	.02		.38	(.35)	(.19)	(.54)	10.26	3.79	337,973	.50	.52	3.46	649.90
August 31, 2002 (1)	10.16	.48	.28		.76	(.50)	—	(.50)	10.42	7.76	287,276	.49	.49	4.71	532.00
August 31, 2001	9.70	.57	.54		1.11	(.65)	—	(.65)	10.16	11.87	287,341	.46	.46	5.75	388.98
Class R
February 28, 2006*	10.21	.21	(.23)		(.02)	(.23)	(.07)	(.30)	9.89	(.13)	18	.42	.49	4.47	230.89
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)	10.21	3.55	11	.46	.52	3.99	356.99
August 31, 2004 (2)	10.07	.15	.27		.42	(.08)	—	(.08)	10.41	4.18	10	.45	.48	5.00	573.61
Intermediate Fund
February 28, 2006*	9.94	.19	(.22)		(.03)	(.20)	(.02)	(.22)	9.69	(.35)	97,549	.60	.78	3.99	266.41
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)	9.94	1.95	126,849	.60	1.11	3.23	440.09
August 31, 2004	10.08	.29	.20		.49	(.31)	(.07)	(.38)	10.19	4.93	138,501	.60	1.23	2.92	197.27
August 31, 2003	10.13	.32	.09		.41	(.33)	(.13)	(.46)	10.08	4.11	137,364	.60	1.18	3.17	146.13
August 31, 2002 (1)	10.02	.41	.26		.67	(.43)	(.13)	(.56)	10.13	6.94	102,352	.60	1.18	4.09	620.02
August 31, 2001	9.52	.53	.56		1.09	(.59)	—	(.59)	10.02	11.90	80,361	.60	1.22	5.44	345.31
High Yield Bond Fund
February 28, 2006*	8.78	.28	(.15	)(f)	.13	(.36)	(.03)	(.39)	8.52	1.51	63,388	.75	.84	6.71	88.54
August 31, 2005	8.76	.58	.06	(f)	.64	(.62)	—	(.62)	8.78	7.53	60,432	.68	.68	6.70	136.97
August 31, 2004	8.44	.62	.33	(f)	.95	(.63)	—	(.63)	8.76	11.64	120,740	.63	.63	7.07	151.82
August 31, 2003	7.85	.60	.54		1.14	(.55)	—	(.55)	8.44	15.18	140,773	.70	.70	7.39	148.72
August 31, 2002	8.75	.70	(.90)		(.20)	(.70)	—	(.70)	7.85	(2.50)	99,327	.75	.75	8.83	149.45
August 31, 2001	10.14	.92	(1.30)		(.38)	(1.01)	—	(1.01)	8.75	(3.80)	44,647	.71	.73	9.90	217.68

*  For the six months ended February 28, 2006 (Unaudited).
(1)  As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. Paydowns on mortgage and asset backed securities which were included in realized gain/loss on investment transactions prior to September 1, 2001 are included as interest income. The effect of this change for the Bond Market Fund for the year ended August 31, 2002 was to decrease net investment income per share by $.02, increase the net realized and net unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.72% to 4.53%. The effect of this change for the Yield Plus and Intermediate Funds for the year ended August 31, 2002 amounted to less than $.005 per share on net investment income and net realized and net unrealized gains and losses. The ratio of net investment income to average net assets was not materially affected. Per share ratios and supplemental data for the Yield Plus, Bond Market and Intermediate Funds for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(e)  Less than $.005 per share.
(f)  Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

50

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

51

SSgA

Fixed Income Funds

Notes to Financial Statements — February 28, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of February 28, 2006. These financial statements report on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of February 28, 2006, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Financial Statements

52

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2005 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2007	08/31/2008	08/31/2009	08/31/2011	Total
Yield Plus	$1,836,407	$80,342	$2,135,735	$519,218	$4,571,702

As of February 28, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$163,215,895	$435,999,094	$137,768,346	$64,549,329
Gross Tax Unrealized Appreciation	404,526	3,571,917	498,070	898,622
Gross Tax Unrealized Depreciation	(40,661)	(5,378,351)	(1,472,079)	(473,535)
Net Tax Unrealized Appreciation (Depreciation)	$363,865	$(1,806,434)	$(974,009)	$425,087

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, and treat it as arising in the fiscal year 2006. As of August 31, 2005, the Intermediate Fund realized a capital loss in the amount of $509,337.

Dividends and Distributions to Shareholders

The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. Through the period ended February 28, 2006, income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are generally declared quarterly and are recorded on the ex-dividend date. Effective April 1, 2006, income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund will be declared monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements

53

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended February 28, 2006, the High Yield Bond Fund earned $5,270 in redemption fees. Shares of the High Yield Bond Fund held by the SSgA Life Solutions Fund are not be subject to the redemption fee.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

Notes to Financial Statements

54

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the period ended February 28, 2006 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2005	—	$—	—	$—
Written	924	158,873	312	54,536
Closed	(196)	(33,203)	(63)	(10,672)
Expired	(140)	(32,393)	(60)	(13,882)
Outstanding at February 28, 2006	588	$93,277	189	$29,982

3.  Investment Transactions

Securities

For the period ended February 28, 2006, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

Funds	Purchases	Sales
Yield Plus	$51,196,490	$86,636,891
Bond Market	115,513,275	56,062,797
Intermediate	22,543,160	46,205,517
High Yield Bond	53,454,161	50,687,959

US Government and Agencies

For the period ended February 28, 2006, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

Funds	Purchases	Sales
Bond Market	$748,777,055	$705,919,446
Intermediate	326,596,769	309,581,073

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by

Notes to Financial Statements

55

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2006, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations.

For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Yield Plus	0.25
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Bond Market Fund Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2006 was $103,827 for the Institutional Class and $4 for Class R.

The Adviser has contractually agreed to reimburse the Intermediate Fund for all expenses in excess of .60% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2006 was $101,756.

The Adviser has contractually agreed to reimburse the High Yield Bond Fund for all expenses in excess of .75% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2006 was $26,894.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

Notes to Financial Statements

56

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2006, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund. Other affiliated Funds not presented herein invested $84,688,345 in the SSgA Prime Money Market Fund.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended February 28, 2006, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid
Yield Plus	$634
Bond Market	669
Intermediate	543
High Yield Bond	302

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — .0315%; over $1 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

Notes to Financial Statements

57

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

For the period ended February 28, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets
Yield Plus	$21,672	$273
Bond Market	36,641	960
Intermediate	14,257	2,283
High Yield Bond	7,342	275

Each Institutional Class did not incur any expenses from Fiduciary Investors Services, High Net Worth Services or CitiStreet during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule (12b-1) (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2006.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2006, the Bond Market Fund Class R paid $6.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2006 were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Advisory fees	$31,720	$71,151	$22,826	$14,654
Administration fees	6,608	10,046	4,911	4,052
Custodian fees	11,096	12,127	8,119	7,441
Distribution fees	37,109	2,575	17,085	12,266
Shareholder servicing fees	17,487	6,768	12,961	15,437
Transfer agent fees	14,746	16,344	11,739	13,326
Trustees' fees	6,420	2,823	2,476	2,679
	$125,186	$121,834	$80,117	$69,855

Notes to Financial Statements

58

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Beneficial Interest

As of February 28, 2006, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Yield Plus	2	48.7
Bond Market	1	24.2
Intermediate	3	49.4
High Yield Bond	1	12.2

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Yield Plus Fund	February 28, 2006	August 31, 2005	February 28, 2006	August 31, 2005
Proceeds from shares sold	8,275	26,157	$82,333	$260,460
Proceeds from reinvestment of distributions	339	575	3,368	5,722
Payments for shares redeemed	(11,402)	(39,440)	(113,446)	(392,694)
Total net increase (decrease)	(2,788)	(12,708)	$(27,745)	$(126,512)
Bond Market Fund
Institutional Class
Proceeds from shares sold	6,877	10,471	$68,245	$106,507
Proceeds from reinvestment of distributions	618	1,220	6,140	12,441
Payments for shares redeemed	(2,760)	(16,706)	(27,316)	(169,839)
	4,735	(5,015)	$47,069	$(50,891)
Class R
Proceeds from shares sold	1	—	$8	$1
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	(1)	—
	1	—	7	1
Total net increase (decrease)	4,736	(5,015)	$47,076	$(50,890)
Intermediate Fund
Proceeds from shares sold	1,290	5,246	$12,567	$51,988
Proceeds from reinvestment of distributions	271	493	2,639	4,931
Payments for shares redeemed	(4,254)	(6,575)	(41,264)	(65,427)
Total net increase (decrease)	(2,693)	(836)	$(26,058)	$(8,508)
High Yield Bond Fund
Proceeds from shares sold	1,248	2,281	$10,587	$20,098
Proceeds from reinvestment of distributions	141	498	1,195	4,347
Payments for shares redeemed	(834)	(9,678)	(7,098)	(85,228)
Total net increase (decrease)	555	(6,899)	$4,684	$(60,783)

Notes to Financial Statements

59

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2006, the Funds did not utilize the Interfund Lending Program.

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of February 28, 2006, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of February 28, 2006:

Fund - % of Net Assets Securities	Acquisition	Principal Amount Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Yield Plus Fund - 7.6%
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	135,519,600	1.30	1,755	2,071
GE Business Loan Trust	06/03/04	2,587,855	100.00	2,588	2,586
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	1,597,560	100.00	1,597	1,598
MMCA Wholesale Master Owner Trust	07/29/05	4,800,000	100.03	4,802	4,805
Morgan Stanley Capital I	09/17/03	41,142,820	3.17	1,306	1,387
					12,447
Bond Market Fund - 0.5%
AXA Equitable Life Insurance Co.	10/17/96	115,000	104.41	120	134
Banc of America Large Loan	01/26/05	169,231	100.07	169	169
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	1,278,048	100.00	1,278	1,278
					1,581
Intermediate Fund - 0.8%
Banc of America Large Loan	01/26/05	42,308	100.07	42	42
Bear Stearns Commercial Mortgage Securities	08/02/03	4,045,412	1.85	75	75
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	639,024	100.00	639	639
					756
High Yield Bond Fund - 31.5%
Activant Solutions, Inc.	10/06/05	200,000	100.92	202	205
Allegheny Energy Supply	03/10/03	450,000	90.94	409	494
Ashton Woods USA LLC	09/16/05	320,000	98.46	315	301
Basell AF SCCA	01/04/06	360,000	100.50	362	362
CCM Merger, Inc.	07/14/05	515,000	101.29	522	512
Chaparral Energy, Inc.	11/22/05	210,000	100.00	210	222
Charter Communications Operating LLC	05/18/05	160,000	97.25	156	161
Crown Americas LLC and Crown Americas Capital Corp.	11/08/05	430,000	100.00	430	448

Notes to Financial Statements

60

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Fund - % of Net Assets Securities	Acquisition	Principal Amount Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Dow Jones CDX High Yield	01/27/06	1,470,000	101.69	1,495	1,487
Dresser-Rand Group, Inc.	10/14/04	501,000	101.78	510	521
GSC Holdings Corp.	09/21/05	500,000	98.75	494	499
Hertz Corp.	12/15/05	805,000	102.44	825	841
Knowledge Learning Corp., Inc.	01/28/05	305,000	100.00	305	291
Massey Energy Co.	12/09/05	525,000	100.05	525	524
Mirant North America LLC	12/20/05	685,000	100.90	691	703
Neiman-Marcus Group, Inc.	09/28/05	695,000	102.35	711	734
Noble Group, Ltd.	03/10/05	200,000	94.65	189	183
Novelis, Inc.	01/28/05	460,000	95.03	437	446
Panolam Industries International, Inc.	09/16/05	250,000	99.36	248	240
RH Donnelley Corp.	01/13/06	145,000	91.07	132	136
RH Donnelley Corp.	01/13/06	275,000	91.07	250	259
Steinway Musical Instruments	02/16/06	330,000	100.08	330	332
Stewart Enterprises, Inc.	02/02/05	625,000	99.19	620	605
Sungard Data Systems, Inc.	07/27/05	350,000	102.24	358	372
Tenet Healthcare Corp.	01/25/05	295,000	98.52	291	296
TRAINS	08/02/05	6,743,904	102.46	6,909	6,921
Tronox Worldwide LLC	12/21/05	360,000	102.70	370	376
Warner Chilcott Corp.	01/13/05	515,000	99.99	515	506
Waterford Gaming LLC	06/06/03	524,000	100.00	524	555
Whiting Petroleum Corp.	09/28/05	400,000	100.00	400	401
					19,933

8.  Dividends

On March 1, 2006, the Funds declared the following dividends from net investment income payable on March 7, 2006 to shareholders on record March 2, 2006.

Funds	Net Investment Income
Bond Market Fund	$0.0734
Bond Market Fund - Class R	0.0752
Intermediate Fund	0.0706
High Yield Bond Fund	0.0722

Notes to Financial Statements

61

SSgA
Fixed Income Funds

Shareholder Requests for Additonal Information — February 28, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additonal Information

62

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson, Age 66 6217 139th Place SE Bellevue, WA 98006	Trustee since 1988 Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Governance Committee Member, Valuation Committee Member, Audit Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Director, Frank Russell Trust Company; • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies); and President, SSgA Funds.	26	• Trustee, Frank Russell Trust Company

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Legal and Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

63

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboardtree Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committe Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	None

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); and • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans).	26	• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
					• September 2002 to Present, Board Member, Amerigroup Corp.

Disclosure of Information about Fund Trustees and Officers

64

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26	None

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	None

Disclosure of Information about Fund Trustees and Officers

65

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• 2000 to Present, Vice President, StreetTracks Series Trust (registered investment company).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 41 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

66

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

67

FISAR-02/06 (46643)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Stock Selection Fund — Class R

International Growth Opportunities Fund

Semiannual Report

February 28, 2006

SSgA Funds

International Equity Funds

Semiannual Report

February 28, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,327.80	$1,018.60
Expenses Paid During Period *	$7.21	$6.26

* Expenses are equal to the Fund's expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund

This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.6%
Bermuda - 0.3%
Credicorp, Ltd.	165,669	4,959
Brazil - 12.3%
All America Latina Logistica SA	67,796	3,693
Banco Bradesco SA - ADR (Ñ)	321,070	13,312
Cia de Bebidas das Americas - ADR	101,878	4,209
Cia Vale do Rio Doce - ADR (Ñ)	884,882	36,015
Cosan SA Industria e Comercio (Æ)	82,948	4,409
Cyrela Brazil Realty SA	261,000	4,742
Diagnosticos da America SA (Æ)	274,553	6,797
EDP - Energias do Brasil SA	268,600	4,087
Gafisa SA (Æ)	83,900	972
Gafisa SA - GDR (Æ)(Ñ)(l)	58,600	1,350
Gerdau SA - ADR (Ñ)	221,343	5,049
Localiza Rent A Car	479,518	8,280
Lojas Renner SA	195,000	10,648
Petroleo Brasileiro SA - ADR (Ñ)	725,186	57,993
Petroleo Brasileiro SA - ADR	147,925	12,949
Porto Seguro SA	298,961	4,384
Rossi Residencial SA	246,472	3,284
Submarino SA	199,780	4,907
Tim Participacoes SA - ADR (Ñ)	111,376	4,166
Tractebel Energia SA	460,400	3,783
Unibanco - Uniao de Bancos Brasileiros SA - GDR	65,069	5,723
Vivax SA (Æ)	212,999	2,713
		203,465
China - 4.3%
Aluminum Corp. of China, Ltd. (Ñ)	1,486,000	1,524
Angang New Steel Co., Ltd. Class H (Ñ)	2,530,000	2,035
Anhui Expressway Co. Class H	1,052,000	632
Beijing Capital Land, Ltd. Class H	2,336,000	968
China Construction Bank Class H (Æ)	11,902,000	5,533
China Life Insurance Co., Ltd. Class H (Æ)(Ñ)	2,647,000	3,010
China Petroleum & Chemical Corp. Class H	16,693,000	9,965
China Shenhua Energy Co., Ltd. Class H (Æ)	1,876,300	2,827
China Shipping Development Co., Ltd. Class H	2,608,000	2,137
China Telecom Corp., Ltd. Class H (Ñ)	8,318,000	3,034
Dongfeng Motor Group Co., Ltd. Class H (Æ)	2,886,000	1,198
Harbin Power Equipment Class H (Ñ)	4,128,000	3,380
Jiangsu Express Class H	2,046,000	1,325
Nine Dragons Paper Holdings, Ltd. (Æ)	47,000	21
PetroChina Co., Ltd. Class H (Ñ)	16,318,000	15,899

	Principal Amount ($) or Shares	Market Value $
Ping An Insurance Group Co. of China, Ltd. Class H	2,738,500	6,329
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,335
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	5,684,000	3,204
Suntech Power Holdings Co., Ltd. - ADR (Æ)	32,000	1,202
Xinao Gas Holdings, Ltd. (Ñ)	2,308,000	1,953
Zijin Mining Group Co., Ltd. Class H	1,946,000	1,145
ZTE Corp. Class H (Ñ)	531,500	1,976
		70,632
Columbia - 0.5%
BanColombia SA - ADR	250,000	8,203
Egypt - 0.6%
Orascom Construction Industries	137,915	5,887
Orascom Telecom Holding SAE	44,578	2,670
Orascom Telecom Holding SAE - GDR (Æ)(l)	34,800	2,053
		10,610
Hong Kong - 3.1%
Beijing Enterprises Holdings, Ltd.	518,000	1,024
China Mengniu Dairy Co., Ltd.	3,657,000	3,801
China Merchants Holdings International Co., Ltd.	1,280,000	3,621
China Mobile Hong Kong, Ltd. (Ñ)	3,795,200	18,351
China Netcom Group Corp. Hong Kong, Ltd. (Ñ)	1,062,000	1,896
China Overseas Land & Investment, Ltd.	6,618,000	3,594
China Resources Power Holdings Co.	1,270,000	846
Citic Pacific, Ltd.	374,000	1,114
CNOOC, Ltd.	11,046,500	9,179
Guangdong Investment, Ltd.	4,436,000	2,013
Kingway Brewery Holdings, Ltd.	3,286,000	1,542
Tencent Holdings, Ltd.	2,799,000	3,752
		50,733
Hungary - 1.6%
Egis Rt. (Æ)	12,811	1,868
FHB Land Credit and Mortgage Bank Rt	153,590	1,033
Magyar Telekom Rt (Æ)	447,521	2,049
Mol Magyar Olaj- es Gazipari Rt.	93,103	9,655
OTP Bank Rt.	312,317	11,672
		26,277
India - 1.0%
Bharat Heavy Electricals	25,670	1,174
Housing Development Finance Corp.	23,465	716

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ICICI Bank, Ltd.	36,803	511
ICICI Bank, Ltd. - ADR	18,400	565
Infosys Technologies, Ltd.	39,233	2,500
Larsen & Toubro, Ltd.	21,001	1,136
Oil & Natural Gas Corp., Ltd.	30,642	785
Punj Lloyd, Ltd. (Æ)	68,749	1,667
Ranbaxy Laboratories, Ltd.	102,940	995
Reliance Capital Ventures, Ltd. (Æ)	88,200	48
Reliance Communication Ventures, Ltd. (Æ)	88,200	352
Reliance Energy Ventures, Ltd. (Æ)	88,200	85
Reliance Industries, Ltd.	88,200	1,408
Reliance Natural Resources, Ltd. (Æ)	88,200	6
Satyam Computer Services, Ltd. - ADR	17,719	729
Suzlon Energy, Ltd.	118,863	2,925
Tata Consultancy Services, Ltd.	16,091	615
		16,217
Indonesia - 2.5%
Bank Central Asia Tbk PT	10,982,000	4,293
Bank Mandiri Persero Tbk PT	13,149,000	2,311
Bank Rakyat Indonesia	13,819,500	4,879
Berlian Laju Tanker Tbk PT	13,294,000	2,009
Bumi Resources Tbk PT	45,283,500	4,142
Indonesian Satellite Corp. Tbk PT	5,065,500	2,884
PT Astra International Tbk	6,221,120	6,603
Telekomunikasi Indonesia Tbk PT	20,554,500	13,682
		40,803
Ireland - 0.3%
Dragon Oil PLC (Æ)	1,242,227	4,812
Israel - 1.3%
Retalix, Ltd. (Æ)(Ñ)	23,700	586
Teva Pharmaceutical Industries, Ltd. - ADR	510,735	21,446
		22,032
Luxembourg - 1.0%
Tenaris SA - ADR	74,000	11,851
Ternium SA - ADR (Æ)(Ñ)	205,828	4,847
		16,698
Mexico - 5.1%
America Movil SA de CV	4,571,600	7,934
America Movil SA de CV Series L - ADR	500,718	17,390
Cemex SA de CV	991,234	6,141
Cemex SA de CV - ADR	161,677	9,985
Controladora Comercial Mexicana SA de CV	2,016,600	3,650
Empresas ICA Sociedad Controladora SA de CV (Æ)	1,116,300	3,373

	Principal Amount ($) or Shares	Market Value $
Fomento Economico Mexicano SA de CV	104,500	902
Fomento Economico Mexicano SA de CV - ADR	64,100	5,576
Grupo Aeroportuario del Pacifico SA de CV - ADR (Æ)	64,100	1,846
Grupo Mexico SA de CV Series B	1,446,167	3,705
Grupo Televisa SA - ADR	97,985	7,688
Telefonos de Mexico SA de CV Series L (Ñ)	267,256	5,984
Urbi Desarrollos Urbanos SA de CV (Æ)	211,300	1,611
Wal-Mart de Mexico SA de CV Series V	3,119,032	8,927
		84,712
Pakistan - 0.3%
National Bank of Pakistan	505,300	2,778
Pakistan State Oil Co., Ltd.	304,500	2,187
		4,965
Peru - 0.2%
Cia de Minas Buenaventura SA - ADR	116,489	3,054
Philippines - 0.1%
Philippine Long Distance Telephone Co. - ADR (Ñ)	74,900	2,584
Poland - 0.2%
Agora SA	26,789	439
Polski Koncern Naftowy Orlen	94,239	1,730
Powszechna Kasa Oszczednosci Bank Polski SA	94,043	1,023
Telekomunikacja Polska SA	110,721	773
		3,965
Russia - 8.2%
AFK Sistema - GDR	75,458	1,934
Comstar United Telesystems - GDR (Æ)	609,266	4,320
Kalina	48,820	2,490
LUKOIL - ADR (Ñ)	616,210	49,235
MMC Norilsk Nickel - ADR	93,304	8,304
NovaTek OAO - GDR	54,800	1,795
NovaTek OAO - GDR (µ)	24,928	810
OAO Gazprom - ADR (Ñ)	196,903	16,658
Priargunsky Plant (Æ)	4,502	3,016
Sberbank RF	5,559	8,511
Surgutneftegaz - ADR	55,064	6,360
Surgutneftegaz - ADR (Ñ)	143,190	10,439
Tatneft	1,973,868	11,289
Unified Energy System	6,099,232	4,200
Vimpel-Communications - ADR (Æ)(Ñ)	57,535	2,531
Vismpo-Avisma Corp.	15,477	3,410
		135,302

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
South Africa - 9.8%
ABSA Group, Ltd.	304,294	5,642
African Bank Investments, Ltd.	450,140	2,102
AngloGold Ashanti, Ltd.	153,484	7,858
Barloworld, Ltd.	238,550	4,603
Bidvest Group, Ltd.	212,994	3,582
Ellerine Holdings, Ltd.	267,576	3,682
FirstRand, Ltd.	2,287,070	6,888
Foschini, Ltd.	350,349	3,237
Gold Fields, Ltd.	512,988	11,337
Grindrod, Ltd.	1,732,978	3,856
Impala Platinum Holdings, Ltd.	80,217	13,586
Imperial Holdings, Ltd.	169,168	4,231
JD Group, Ltd.	279,999	4,159
Johnnic Holdings, Ltd.	75,313	127
Kumba Resources, Ltd.	183,884	3,077
Mittal Steel South Africa, Ltd.	545,826	5,374
MTN Group, Ltd.	826,020	7,972
Naspers, Ltd. Class N	305,051	6,022
Remgro, Ltd.	146,722	3,074
Reunert, Ltd.	311,843	3,215
Sanlam, Ltd.	1,759,288	4,551
Sasol, Ltd.	537,826	18,447
Standard Bank Group, Ltd.	1,086,159	13,850
Steinhoff International Holdings, Ltd.	1,149,270	3,765
Telkom SA, Ltd.	267,983	7,051
Tiger Brands, Ltd.	202,280	4,993
Truworths International, Ltd.	772,815	3,257
VenFin, Ltd.	315,295	2,605
		162,143
South Korea - 17.8%
Cheil Industries, Inc.	59,320	2,279
CJ Home Shopping	22,533	2,664
Daegu Bank	131,550	2,034
Daelim Industrial Co.	91,170	6,087
Daesang Corp. (Æ)	67,280	1,024
Dongbu Insurance Co., Ltd.	300,640	5,816
Hana Financial Group, Inc.	148,505	6,315
Hanjin Heavy Industries & Construction Co., Ltd.	93,390	2,341
Hankook Tire Co., Ltd.	184,140	2,346
Hanwha Chem Corp. (Æ)	159,720	2,183
Hanwha Corp. (Æ)	135,380	4,184
Humax Co., Ltd.	105,043	2,972
Hynix Semiconductor, Inc. (Æ)	49,090	1,654
Hyundai Department Store Co., Ltd.	60,404	6,422
Hyundai Development Co.	102,890	4,680
Hyundai Engineering & Construction Co., Ltd. (Æ)	65,530	3,162
Hyundai Marine & Fire Insurance Co.	170,460	2,312

	Principal Amount ($) or Shares	Market Value $
Hyundai Mipo Dockyard	81,340	6,486
Hyundai Mobis	69,450	5,840
Hyundai Motor Co.	203,070	17,274
Kookmin Bank	330,669	25,139
Korea Electric Power Corp.	349,100	15,130
Korea Investment Holdings Co., Ltd.	146,140	5,612
Korea Kumho Petrochemical (Æ)	76,780	2,353
KT Corp. - ADR	120,862	2,468
KT&G Corp.	141,740	8,406
LS Cable, Ltd.	47,720	1,606
NHN Corp.	18,941	5,327
POSCO	84,539	19,877
Samsung Electronics Co., Ltd.	112,418	78,787
Samsung Fire & Marine Insurance Co., Ltd.	30,986	3,951
Shinhan Financial Group Co., Ltd.	364,980	14,369
SK Corp.	162,010	9,978
SK Telecom Co., Ltd.	51,271	10,646
Woori Finance Holdings Co., Ltd. (Æ)	134,660	2,656
		294,380
Sri Lanka - 0.4%
Dialog Telekom, Ltd. (Æ)	34,792,820	6,444
Taiwan - 9.0%
Acer, Inc.	1,899,245	4,202
Asustek Computer, Inc.	2,145,014	6,055
AU Optronics Corp.	4,606,449	7,430
Cathay Financial Holding Co., Ltd.	3,612,733	6,955
China Steel Corp.	3,665,845	3,324
Chinatrust Financial Holding Co.	2,322,130	1,946
Chunghwa Telecom Co., Ltd.	1,778,000	3,246
Compal Communications, Inc. (Æ)	429,000	2,215
Delta Electronics, Inc. (Æ)	1,388,923	3,312
E.Sun Financial Holding Co., Ltd.	2,667,890	1,789
Eva Airways (Æ)	2,766,873	7
Eva Airways Corp.	2,766,873	1,097
Far Eastern Textile Co., Ltd.	3,575,361	2,636
Far EasTone Telecommunications Co., Ltd.	1,253,000	1,528
First Financial Holding Co., Ltd.	3,969,000	3,062
Formosa Chemicals & Fibre Corp.	2,547,130	4,005
Formosa Plastics Corp.	1,281,450	2,032
High Tech Computer Corp.	149,000	3,218
HON HAI Precision Industry Co. Ltd.	2,322,713	14,671
Inventec Co., Ltd.	1,987,000	1,214
Largan Precision Co., Ltd.	101,000	1,872
Lite-On Technology Corp.	2,213,206	2,989
MediaTek, Inc.	562,900	5,776
Mega Financial Holding Co., Ltd.	7,154,000	5,433
Mitac International	849,000	1,194
Nan Ya Plastics Corp.	3,269,086	4,632

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Nien Made Enterprises	821,325	1,045
Novatek Microelectronics Corp., Ltd.	373,904	2,572
Polaris Securities Co., Ltd.	2,490,997	997
Powerchip Semiconductor Corp.	1,687,082	1,031
Powertech Technology, Inc. (Æ)	345,000	1,108
Siliconware Precision Industries Co.	2,448,096	3,145
Taishin Financial Holdings Co., Ltd.	4,126,700	2,504
Taiwan Cement Corp.	3,489,108	2,628
Taiwan Mobile Co., Ltd.	2,045,000	1,886
Taiwan Semiconductor Manufacturing Co., Ltd. (Æ)	12,987,149	24,202
Tripod Technology Corp.	998,400	3,138
United Microelectronics Corp.	4,441,417	2,601
Wan Hai Lines, Ltd.	2,712,484	1,664
Wintek Corp. (Æ)	874,000	1,228
Wistron Corp. (Æ)	1,511,000	1,968
Yuanta Core Pacific Securities Co.	1,656,530	965
		148,522
Thailand - 3.4%
Advanced Info Service PCL	2,364,900	5,714
Bangkok Bank PCL	1,766,000	5,462
Banpu PCL	614,400	2,262
Kasikornbank PCL	4,070,000	6,972
Krung Thai Bank PCL	14,139,900	4,483
Land and Houses PCL	6,711,200	1,570
PTT Chemical PCL	1,325,896	2,882
PTT PCL	1,973,033	12,612
Shin Corp. PCL	482,400	598
Siam Cement PCL	958,800	5,984
Thai Oil PCL	2,174,218	3,363
Total Access Communication PCL (Æ)(Ñ)	507,600	1,777
True Corp. PCL (Æ)	12,478,400	3,254
		56,933
Turkey - 3.4%
Adana Cimento Class A	151,575	1,420
Akbank TAS	867,161	8,790
Alarko Holding AS	24,698	1,209
Anadolu Cam Sanayii AS	234,539	1,236
Anadolu Efes Biracilik Ve Malt Sanayii AS	55,249	1,917
Arcelik	68,089	633
BIM Birlesik Magazalar AS (Æ)	23,868	788
Bolu Cimento Sanayii	828,927	2,207
Denizbank AS	314,900	2,935
Dogus Otomotiv Servis ve Ticaret AS	379,893	2,867
Eczacibasi Ilac Sanayi	220,955	836
Finansbank AS (Æ)	221,368	1,207

	Principal Amount ($) or Shares	Market Value $
Haci Omer Sabanci Holding AS	366,759	2,890
Hurriyet Gazetecilik AS	446,484	1,874
Tofas Turk Otomobil Fabrik	193,123	641
Tupras Turkiye Petrol Rafine	114,285	2,189
Turk Demir Dokum Fabrikalari	126,889	1,186
Turk Ekonomi Bankasi AS	122,900	2,701
Turkcell Iletisim Hizmet AS	376,207	2,715
Turkiye Garanti Bankasi AS (Æ)	1,422,091	6,413
Turkiye Is Bankasi	719,145	6,803
Turkiye Vakiflar Bankasi Tao (Æ)	533,263	3,510
		56,967
United Kingdom - 0.2%
Burren Energy PLC	81,602	1,423
Kazakhmys PLC (Æ)	127,134	1,949
		3,372
United States - 0.7%
BMB Munai, Inc. (Æ)	437,800	3,835
Mechel OAO - ADR	48,642	1,371
Polyus Gold Co. (Æ)	93,304	2,239
Southern Copper Corp. (Ñ)	55,313	4,406
		11,851
Total Common Stocks (cost $850,063)		1,450,635
Preferred Stocks - 4.6%
Brazil - 2.6%
Banco Bradesco SA	157,088	6,497
Banco Itau Holding Financeira SA	454,270	14,839
Bradespar SA	204,736	6,778
Investimentos Itau SA	773,261	3,336
Universo Online SA (Æ)	371,906	2,750
Usinas Siderurgicas de Minas Gerais SA	284,800	9,111
		43,311
Russia - 0.3%
Transneft	2,446	6,054
South Korea - 1.7%
Hyundai Motor Co.	60,540	3,238
LG Electronics, Inc.	79,780	4,086
Samsung Electronics Co., Ltd.	39,336	20,870
		28,194
Total Preferred Stocks (cost $28,566)		77,559

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Egypt - 0.0%
Orascom Construction 2006 Rights (Æ)	8,322	65
Total Warrants & Rights (cost $0)		65
Short-Term Investments - 6.4%
United States - 6.4%
American Honda Finance Corp. (l)(§) 4.670% due 03/07/06	17,500	17,500
4.461% due 06/22/06 (Ê)	14,000	13,999
General Electric Capital Corp. (Ê)(§) Series MTNA 4.520% due 03/29/06	11,000	10,998
Merrill Lynch & Co., Inc. (Ê)(§) Series MTNC 4.860% due 05/25/06	2,500	2,501
Series MTNB 5.060% due 05/26/06	5,000	5,003
SSgA Prime Money Market Fund	55,301,944	55,302
Total Short-Term Investments (cost $105,306)		105,303
Other Securities - 5.5%
State Street Navigator Securities Prime Lending Portfolio (W)	90,290,782	90,291
Total Other Securities (cost $90,291)		90,291
Total Investments - 104.1% (identified cost $1,074,226)		1,723,853
Other Assets and Liabilities, Net - (4.1%)		(68,635)
Net Assets - 100.0%		1,655,218

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 03/06 (735)	20,543	(74)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(74)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
MXN	216	HKD	160	03/01/06	—
MXN	216	HKD	160	03/01/06	—
MXN	6,987	ZAR	4,118	03/02/06	(7)
MXN	6,987	ZAR	4,118	03/02/06	7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	6.6	107,583
Consumer Staples	3.0	52,634
Energy	16.5	273,587
Financials	20.4	336,999
Health Care	2.0	31,942
Industrials	5.5	91,671
Information Technology	13.0	215,690
Materials	13.5	224,370
Telecommunication Services	9.6	157,574
Utilities	2.1	36,144
Warrants & Rights	—	65
Short-Term Investments	6.4	105,303
Other Securities	5.5	90,291
Total Investments	104.1	1,723,853
Other Assets and Liabilities, Net	(4.1)	(68,635)
Net Assets	100.0	1,655,218
Geographic Diversification	% of Net Assets	Market Value $
Africa	9.8	162,143
Asia	43.6	720,407
Columbia	0.5	8,203
Europe	15.0	250,075
Latin America	20.5	339,501
Middle East	1.9	32,707
Other Regions	7.1	117,154
United Kingdom	0.2	3,372
Other Securities	5.5	90,291
Total Investments	104.1	1,723,853
Other Assets and Liabilities, Net	(4.1)	(68,635)
Net Assets	100.0	1,655,218

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	6,780	3 Month USD LIBOR- BBA minus 3.50%	04/07/06	238
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	1,700	3 Month USD LIBOR- BBA minus 4.00%	07/25/06	(125)
MSCI India Gross Dividends Reinvested	Morgan Stanley	3,905	3 Month USD LIBOR- BBA minus 2.50%	04/28/06	117
MSCI India Gross Dividends Reinvested	Morgan Stanley	7,033	3 Month USD LIBOR- BBA minus 2.25%	12/13/06	1,005
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,775	3 Month USD LIBOR- BBA minus 2.00%	03/07/06	220
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,122	3 Month USD LIBOR- BBA minus 2.50%	06/02/06	185
MSCI Mexico Total Return Index	Merrill Lynch	2,200	3 Month USD LIBOR- BBA minus 1.50%	10/16/06	53
MSCI Mexico Total Return Index	Merrill Lynch	3,050	3 Month USD LIBOR- BBA minus 1.50%	11/10/06	(5)
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	4,270	3 Month USD LIBOR- BBA minus 3.50%	04/07/06	(15)
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	5,175	3 Month USD LIBOR- BBA minus 2.50%	03/17/06	607
MSCI Russia Gross Dividends Reinvested	Morgan Stanley	1,536	3 Month USD LIBOR- BBA minus 2.25%	03/14/06	535
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	4,041	3 Month USD LIBOR- BBA minus 1.00%	06/02/06	331
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	10,373	3 Month USD LIBOR- BBA minus 1.00%	06/07/06	663
MSCI Thailand Free Gross Dividends Reinvested	Morgan Stanley	2,015	3 Month USD LIBOR- BBA minus 2.80%	03/30/06	200
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					4,009

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

11

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Bermuda	0.3
Brazil	12.3
China	4.3
Columbia	0.5
Egypt	0.6
Hong Kong	3.1
Hungary	1.6
India	1.0
Indonesia	2.5
Ireland	0.3
Israel	1.3
Luxembourg	1.0
Mexico	5.1
Pakistan	0.3
Peru	0.2
Philippines	0.1
Poland	0.2
Russia	8.2
South Africa	9.8
South Korea	17.8
Sri Lanka	0.4
Taiwan	9.0
Thailand	3.4
Turkey	3.4
United Kingdom	0.2
United States	0.7
Preferred Stock	4.6
Warrants & Rights	—	*
Short-Term Investments	6.4
Other Securities	5.5
Total Investments	104.1
Other Assets and Liabilities, Net	(4.1)
	100.0
Futures Contracts	(—	)*
Foreign Currency Exchange Contracts	—	*
Index Swap Contracts	0.2

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

12

SSgA

International Stock Selection Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,162.60	$1,019.84
Expenses Paid During Period *	$5.36	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,158.40	$1,017.06
Expenses Paid During Period *	$8.35	$7.80

* Expenses are equal to the Fund's expense ratio of 1.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund

13

This page has been intentionally left blank.

SSgA
International Stock Selection Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 93.9%
Australia - 4.7%
Commonwealth Bank of Australia (Ñ)	168,819	5,606
Commonwealth Property Office Fund	4,926,690	4,929
GPT Group	537,145	1,651
Leighton Holdings, Ltd. (Ñ)	378,758	5,111
Qantas Airways, Ltd.	904,593	2,744
Rio Tinto, Ltd. (Ñ)	121,098	6,352
Santos, Ltd.	106,664	898
		27,291
Finland - 0.7%
Nokia OYJ	226,200	4,206
France - 9.4%
Axa SA (Ñ)	187,516	6,631
BNP Paribas (Ñ)	103,773	9,604
Credit Agricole SA (Ñ)	161,601	5,902
Schneider Electric SA (Ñ)	49,676	5,073
Societe Generale (Ñ)	78,100	11,066
Total SA (Ñ)	37,120	9,324
Vallourec SA (Ñ)	9,241	7,231
		54,831
Germany - 8.1%
Allianz AG	8,014	1,293
BASF AG	63,109	4,758
Continental AG	67,526	6,909
DaimlerChrysler AG (Ñ) (Æ)	36,448	2,020
Deutsche Bank AG (Ñ)	50,325	5,542
Deutsche Post AG	171,906	4,488
E.ON AG (Ñ)	72,661	8,041
Muenchener Rueckversicherungs AG (Ñ)	44,360	6,015
Salzgitter AG	43,003	2,945
SAP AG (Ñ)	26,294	5,364
		47,375
Hong Kong - 1.1%
Television Broadcasts, Ltd.	655,000	3,657
Tencent Holdings, Ltd.	1,917,000	2,570
		6,227
Ireland - 0.9%
C&C Group PLC	761,565	5,175
Italy - 3.6%
Enel SpA (Ñ)	223,952	1,861
Eni SpA (Ñ)	372,351	10,651
UniCredito Italiano SpA	1,129,289	8,211
		20,723

	Principal Amount ($) or Shares	Market Value $
Japan - 25.2%
Advantest Corp. (Ñ)	64,600	7,340
Amada Co., Ltd.	625,000	5,890
Asahi Breweries, Ltd. (Ñ)	337,300	4,567
Chubu Electric Power Co., Inc. (Ñ)	297,500	7,885
Fujitsu, Ltd. (Ñ)	1,230,000	9,785
Honda Motor Co., Ltd.	48,300	2,856
Hoya Corp.	47,300	1,869
Itochu Corp.	504,000	4,198
JFE Holdings, Inc. (Ñ)	234,700	8,716
Kenwood Corp. (Ñ)	1,656,000	3,553
Lawson, Inc.	57,400	2,141
Makita Corp.	147,200	4,280
Mitsubishi Corp. (Ñ)	480,000	11,126
Mitsubishi Electric Corp. (Ñ)	987,000	7,846
Mitsubishi Gas Chemical Co., Inc.	872,000	10,185
Mitsubishi UFJ Financial Group, Inc.	373	5,707
Mitsui OSK Lines, Ltd. (Ñ)	629,000	4,586
Mitsui Trust Holdings, Inc.	10,000	148
Nippon Steel Corp.	2,401,000	9,579
Nippon Telegraph & Telephone Corp.	1,951	8,477
Nisshin Seifun Group, Inc.	423,500	4,294
NTT Data Corp. (Ñ)	1,221	5,646
Tokyo Electron, Ltd.	70,100	4,676
Toshiba Corp. (Ñ)	361,000	2,043
UNY Co., Ltd. (Ñ)	301,000	4,567
Yamaha Motor Co., Ltd.	210,500	4,802
		146,762
Luxembourg - 0.6%
Arcelor (Ñ)	100,078	3,655
Netherlands - 5.9%
ABN AMRO Holding NV (Æ)	186,676	5,437
Aegon NV	364,400	6,005
Hunter Douglas NV	38,031	2,289
ING Groep NV	287,522	10,805
Royal KPN NV	969,798	10,047
		34,583
Norway - 1.3%
Norsk Hydro ASA (Ñ)	63,800	7,475
Spain - 4.4%
Antena 3 de Television SA (Ñ)	104,408	2,769
Banco Bilbao Vizcaya Argentaria SA (Ñ)	607,677	12,371
Banco Santander Central Hispano SA	342,406	5,000
Endesa SA	164,423	5,508
		25,648

International Stock Selection Fund

15

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sweden - 3.2%
Nordea Bank AB (Ñ)	682,715	7,721
Telefonaktiebolaget LM Ericsson Series B (Æ)	1,609,800	5,489
Volvo AB Class B (Ñ) (Æ)	130,200	5,683
		18,893
Switzerland - 5.7%
Credit Suisse Group (Ñ)	61,219	3,389
Nestle SA	8,793	2,584
Roche Holding AG (Ñ)	84,186	12,437
UBS AG	92,719	9,829
Zurich Financial Services AG (Æ)	21,196	5,007
		33,246
United Kingdom - 19.1%
AstraZeneca PLC	262,802	12,142
BAE Systems PLC	221,220	1,629
BP PLC	436,541	4,817
British Airways PLC (Æ)	1,132,508	6,520
Enterprise Inns PLC	308,805	4,854
GlaxoSmithKline PLC	545,924	13,864
Hays PLC	1,148,091	2,977
HBOS PLC	441,176	8,217
HSBC Holdings PLC	342,238	5,856
Imperial Tobacco Group PLC	100,101	3,011
Marks & Spencer Group PLC	983,145	8,939
Reckitt Benckiser PLC	110,622	3,938
Royal & Sun Alliance Insurance Group PLC	2,113,952	4,824
Royal Dutch Shell PLC Class A (Ñ)	187,317	5,657
Scottish Power PLC	720,512	7,379
Shire PLC	176,181	2,775
Standard Chartered PLC	252,252	6,588
Tate & Lyle PLC	221,272	2,321
Yell Group PLC	517,378	5,038
		111,346
Total Common Stocks (cost $469,377)		547,436
Preferred Stocks - 1.1%
Germany - 1.1%
Fresenius AG (Æ)	40,737	6,527
Total Preferred Stocks (cost $5,420)		6,527

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 0.1%
Cayman Islands - 0.1%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	27,300	367
Total Long-Term Investments (cost $198)		367
Short-Term Investments - 4.7%
United States - 4.7%
SSgA Prime Money Market Fund	27,406,933	27,407
Total Short-Term Investments (cost $27,407)		27,407
Other Securities - 24.7%
State Street Navigator Securities Prime Lending Portfolio (W)	144,163,542	144,164
Total Other Securities (cost $144,164)		144,164
Total Investments - 124.5% (identified cost $646,566)		725,901
Other Assets and Liabilities, Net - (24.5%)		(142,890)
Net Assets - 100.0%		583,011

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

16

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index expiration date 03/06 (327)	8,600	(31)
TOPIX Index (Japan) expiration date 03/06 (16)	2,290	41
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		10

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,010	AUD	1,367	03/02/06	5
USD	1,949	CHF	2,573	03/02/06	13
USD	2,584	EUR	2,165	03/02/06	(3)
USD	10,629	EUR	8,892	03/31/06	(10)
USD	2,287	GBP	1,302	03/02/06	(4)
USD	5,232	GBP	2,997	03/31/06	26
USD	812	HKD	6,300	03/01/06	—
USD	6,343	JPY	734,381	03/02/06	1
USD	4,398	JPY	519,585	03/31/06	109
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					137

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.9	57,936
Consumer Staples	5.5	32,311
Energy	6.7	38,822
Financials	28.0	163,354
Health Care	8.2	47,745
Industrials	11.1	64,231
Information Technology	8.1	46,945
Materials	9.0	53,421
Non-US Bonds	0.1	367
Telecommunication Services	3.2	18,524
Utilities	5.3	30,674
Short-Term Investments	4.7	27,407
Other Securities	24.7	144,164
Total Investments	124.5	725,901
Other Assets and Liabilities, Net	(24.5)	(142,890)
Net Assets	100.0	583,011
Geographic Diversification	% of Net Assets	Market Value $
Asia	5.8	33,518
Europe	44.9	262,337
Japan	25.2	146,762
Latin America	0.1	367
Other Regions	4.7	27,407
United Kingdom	19.1	111,346
Other Securities	24.7	144,164
Total Investments	124.5	725,901
Other Assets and Liabilities, Net	(24.5)	(142,890)
Net Assets	100.0	583,011

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

17

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Catergories	% of Net Assets
Australia	4.7
Finland	0.7
France	9.4
Germany	8.1
Hong Kong	1.1
Ireland	0.9
Italy	3.6
Japan	25.2
Luxembourg	0.6
Netherlands	5.9
Norway	1.3
Spain	4.4
Sweden	3.2
Switzerland	5.7
United Kingdom	19.1
Preferred Stock	1.1
Long-Term Investments	0.1
Short-Term Investments	4.7
Other Securities	24.7
Total Investments	124.5
Other Assets and Liabilities Net	(24.5)
	100.0
Futures Contracts	—	*
Foreign Currency Exchange Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

18

SSgA

International Growth Opportunities Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,139.70	$1,019.34
Expenses Paid During Period *	$5.84	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.
International Growth Opportunities Fund

19

This page has been intentionally left blank.

SSgA
International Growth Opportunities Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Australia - 2.3%
Foster's Group, Ltd.	310,512	1,250
France - 12.7%
Air Liquide SA (Ñ)(Æ)	6,837	1,349
BNP Paribas (Ñ)	12,747	1,180
Renault SA (Æ)(Ñ)	4,916	472
Sanofi-Aventis (Ñ)	21,691	1,844
Total SA (Ñ)	8,079	2,029
		6,874
Germany - 6.9%
Allianz AG (Æ)	6,894	1,113
E.ON AG (Ñ)	11,513	1,274
SAP AG	3,290	671
Siemens AG	7,515	689
		3,747
Greece - 1.5%
Hellenic Telecommunications Organization SA (Æ)	38,310	816
India - 1.5%
Satyam Computer Services, Ltd. - ADR	19,500	803
Ireland - 3.9%
CRH PLC	37,936	1,241
Depfa Bank PLC (Æ)	52,547	873
		2,114
Italy - 2.7%
Luxottica Group SpA	26,791	753
Sanpaolo IMI SpA (Ñ)	39,809	703
		1,456
Japan - 25.5%
Aiful Corp.	10,350	694
Asahi Glass Co., Ltd. (Ñ)	64,000	901
Eisai Co., Ltd. (Ñ)	30,100	1,393
Fujitsu, Ltd.	77,000	613
Hitachi, Ltd. (Ñ)	84,000	588
Honda Motor Co., Ltd.	17,200	1,017
Kawasaki Heavy Industries, Ltd. (Ñ)(Æ)	138,000	472
Komatsu, Ltd.	44,000	780
Matsui Securities Co., Ltd. (Ñ)	55,300	757
Millea Holdings, Inc.	45	930
Nippon Electric Glass Co., Ltd.	27,000	650
NSK, Ltd.	116,000	885
Onward Kashiyama Co., Ltd.	36,000	613
Shiseido Co., Ltd.	47,000	832

	Principal Amount ($) or Shares	Market Value $
Sumitomo Mitsui Financial Group, Inc. (Ñ)	154	1,676
Toto, Ltd. (Ñ)	73,000	618
Trend Micro, Inc. (Ñ)	12,000	368
		13,787
Netherlands - 1.9%
Royal Numico NV (Æ)	23,289	1,009
Norway - 1.6%
Statoil ASA (Æ)	34,750	888
Singapore - 4.1%
DBS Group Holdings, Ltd.	117,000	1,177
Singapore Telecommunications, Ltd.	649,000	1,040
		2,217
South Korea - 1.3%
Samsung Electronics Co., Ltd. - GDR (l)	2,696	721
Spain - 1.6%
Telefonica SA	57,383	885
Switzerland - 9.0%
Credit Suisse Group	20,348	1,127
Nestle SA	3,427	1,007
Nobel Biocare Holding AG	1,649	368
Roche Holding AG (Ñ)	10,535	1,556
Swiss Reinsurance	11,521	820
		4,878
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	59,609	580
United Kingdom - 19.2%
BP PLC	181,232	2,000
Carnival PLC	16,628	914
GlaxoSmithKline PLC	66,268	1,683
Intercontinental Hotels Group PLC	51,883	798
Reed Elsevier PLC	101,032	912
Rio Tinto PLC	38,656	1,823
Rolls-Royce Group PLC (Æ)	123,010	946
Royal Bank of Scotland Group PLC	38,684	1,294
		10,370
United States - 2.9%
Schlumberger, Ltd.	13,765	1,583
Total Common Stocks (cost $41,232)		53,978

International Growth Opportunities Fund

21

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	100	—	±
Total Short-Term Investments (cost $0)		—	±
Other Securities - 24.2%
State Street Navigator Securities Prime Lending Portfolio (W)	13,075,842	13,076
Total Other Securities (cost $13,076)		13,076
Total Investments - 123.9% (identified cost $54,308)		67,054
Other Assets and Liabilities, Net - (23.9%)		(12,939)
Net Assets - 100.0%		54,115

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CAD	46	USD	40	03/01/06	—
EUR	72	USD	86	03/01/06	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	10.0	5,344
Consumer Staples	7.5	4,099
Energy	11.9	6,500
Financials	22.9	12,343
Health Care	12.7	6,844
Industrials	8.0	4,360
Information Technology	9.5	5,159
Materials	9.9	5,314
Telecommunication Services	5.0	2,741
Utilities	2.3	1,274
Short-Term Investments	—	—
Other Securities	24.2	13,076
Total Investments	123.9	67,054
Other Assets and Liabilities, Net	(23.9)	(12,939)
Net Assets	100.0	54,115
Geographic Diversification	% of Net Assets	Market Value $
Asia	10.3	5,572
Europe	41.8	22,666
Japan	25.5	13,787
Other Regions	2.9	1,583
United Kingdom	19.2	10,370
Other Securities	24.2	13,076
Total Investments	123.9	67,054
Other Assets and Liabilities, Net	(23.9)	(12,939)
Net Assets	100.0	54,115

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

22

SSgA
International Growth Opportunities Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Australia	2.3
France	12.7
Germany	6.9
Greece	1.5
India	1.5
Ireland	3.9
Italy	2.7
Japan	25.5
Netherlands	1.9
Norway	1.6
Singapore	4.1
South Korea	1.3
Spain	1.6
Switzerland	9.0
Taiwan	1.1
United Kingdom	19.2
United States	2.9
Short-Term Investments	—	*
Other Securities	24.2
Total Investments	123.9
Other Assets and Liabilities, Net	(23.9)
	100.0
Foreign Currency Exchange Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

23

SSgA

International Equity Funds

Notes to Schedules of Investments — February 28, 2006 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(W)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments

24

This page has been intentionally left blank.

SSgA
International Equity Funds

Statement of Assets and Liabilities — February 28, 2006 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$1,074,226	$646,566	$54,308
Investments, at market*	1,723,853	725,901	67,054
Cash (restricted)	2,227	3,330	—
Foreign currency holdings**	11,465	4,461	135
Unrealized appreciation on foreign currency exchange contracts	7	154	—
Receivables:
Dividends and interest	6,292	877	114
Dividends from affiliated money market fund	138	85	—
Investments sold	4,344	—	—
Fund shares sold	6,229	14,739	32
Foreign taxes recoverable	—	26	2
From Adviser	—	94	12
Daily variation margin on futures contracts	—	—	—
Prepaid expenses	41	36	4
Unrealized appreciation on index swap contracts	4,154	—	—
Total assets	1,758,750	749,703	67,353
Liabilities
Payables:
Investments purchased	6,120	20,756	29
Fund shares redeemed	3,378	1,242	14
Accrued fees to affiliates	1,278	379	90
Other accrued expenses	53	25	29
Daily variation margin on futures contracts	—	109	—
Deferred tax liability	2,260	—	—
Unrealized depreciation on foreign currency exchange contracts	7	17	—
Payable upon return of securities loaned	90,291	144,164	13,076
Unrealized depreciation on index swap contracts	145	—	—
Total liabilities	103,532	166,692	13,238
Net Assets	$1,655,218	$583,011	$54,115
Net Assets Consist of:
Undistributed (overdistributed) net investment income	(4,276)	(1,183)	(45)
Accumulated net realized gain (loss)	52,768	11,918	(42,546)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	647,367	79,335	12,746
Futures contracts	(74)	(10)	—
Index swap contracts	4,009	—	—
Foreign currency-related transactions	275	50	1
Shares of beneficial interest	78	50	5
Additional paid-in capital	955,071	492,851	83,954
Net Assets	$1,655,218	$583,011	$54,115

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

26

SSgA
International Equity Funds

Statement of Assets and Liabilities, continued — February 28, 2006 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$21.12	$11.70	$11.71
Net assets	$1,655,218,429	$582,799,723	$54,115,242
Shares outstanding ($.001 par value)	78,380,901	49,817,045	4,621,230
Net asset value per share: Class R***		$11.65
Net assets		$210,987
Shares outstanding ($.001 par value)		18,107
Amounts in thousands
* Securities on loan included in investments	$85,756	$137,559	$12,341
** Foreign currency holdings - cost	$11,434	$4,455	$135

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

27

SSgA
International Equity Funds

Statement of Operations — For the Period Ended February 28, 2006 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$12,871	$2,217	$323
Dividends from affiliated money market fund	574	511	9
Interest	1,168	2	—
Securities lending income	260	114	23
Less foreign taxes withheld	(1,291)	(158)	(15)
Total investment income	13,582	2,686	340
Expenses
Advisory fees	5,052	1,429	194
Administrative fees	439	139	32
Custodian fees	1,354	233	67
Distribution fees	532	199	31
Transfer agent fees	115	45	18
Professional fees	47	19	17
Registration fees	14	19	8
Shareholder servicing fees	807	56	17
Trustees' fees	16	8	7
Insurance fees	6	1	—
Printing fees	40	5	3
Miscellaneous	5	2	1
Expenses before reductions	8,427	2,155	395
Expense reductions	(6)	(249)	(111)
Net expenses	8,421	1,906	284
Net investment income (loss)	5,161	780	56
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	50,682	13,274	4,274
Futures contracts	940	2,246	—
Index swap contracts	11,212	—	—
Foreign currency-related transactions	(505)	(1,144)	(13)
Net realized gain (loss)	62,329	14,376	4,261
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	313,640	42,689	2,573
Futures contracts	242	(94)	—
Index swap contracts	2,028	—	—
Foreign currency-related transactions	450	7	1
Net change in unrealized appreciation (depreciation)	316,360	42,602	2,574
Net realized and unrealized gain (loss)	378,689	56,978	6,835
Net Increase (Decrease) in Net Assets from Operations	$383,850	$57,758	$6,891

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

28

SSgA
International Equity Funds

Statement of Changes in Net Assets

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,161	$15,020	$780	$3,192	$56	$567
Net realized gain (loss)	62,329	82,915	14,376	11,167	4,261	6,725
Net change in unrealized appreciation (depreciation)	316,360	220,424	42,602	25,574	2,574	5,973
Net increase (decrease) in net assets from operations	383,850	318,359	57,758	39,933	6,891	13,265
Distributions
From net investment income	(32,176)	(10,593)	(4,247)	(2,814)	(687)	(1,091)
Class R	—	—	(1)	—	—	—
From realized gain	(73,515)	(23,057)	(9,566)	—	—	—
Class R	—	—	(4)	—	—	—
Net decrease in net assets from distributions	(105,691)	(33,650)	(13,818)	(2,814)	(687)	(1,091)
Share Transactions
Net increase (decrease) in net assets from share transactions	241,258	151,980	270,088	107,320	(6,536)	(17,160)
Redemption Fees	1,074	145	—	12	10	6
Total Net Increase (Decrease) in Net Assets	520,491	436,834	314,028	144,451	(322)	(4,980)
Net Assets
Beginning of period	1,134,727	697,893	268,983	124,532	54,437	59,417
End of period	$1,655,218	$1,134,727	$583,011	$268,983	$54,115	$54,437
Undistributed (overdistributed) net investment income included in net assets	$(4,276)	$22,739	$(1,183)	$2,285	$(45)	$586

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

29

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees added to Additional Paid-in Capital
Emerging Markets Fund
February 28, 2006*	17.47	.07		5.14	5.22	(.48)	(1.09)	(1.57)	.01
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(f)
August 31, 2004	10.80	.18		2.00	2.18	(.26)	—	(.26)	—	(f)
August 31, 2003	8.68	.14		2.01	2.15	(.03)	—	(.03)	—	(f)
August 31, 2002	8.31	.09		.27	.36	—	—	—	.01
August 31, 2001	11.37	.14		(3.13)	(2.99)	(.07)	—	(.07)	—	(f)
International Stock Selection Fund
Institutional Class
February 28, 2006*	10.54	.02		1.62	1.64	(.15)	(.33)	(.48)	—	(f)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(f)
August 31, 2004	6.97	.12		1.55	1.67	(.13)	—	(.13)	—	(f)
August 31, 2003	6.32	.10		.62	.72	(.07)	—	(.07)	—	(f)
August 31, 2002	7.42	.08		(1.14)	(1.06)	(.04)	—	(.04)	—	(f)
August 31, 2001	10.87	.09		(2.29)	(2.20)	—	(1.26)	(1.26)	.01
Class R
February 28, 2006*	10.47	(.01)		1.60	1.59	(.08)	(.33)	(.41)	—	(f)
August 31, 2005	8.51	—	(f)	2.15	2.15	(.19)	—	(.19)	—	(f)
August 31, 2004 (1)	8.08	.05		.38	.43	—	—	—	—	(f)
International Growth Opportunities Fund
February 28, 2006*	10.43	.01		1.42	1.43	(.15)	—	(.15)	—	(f)
August 31, 2005	8.51	.09		1.98	2.07	(.15)	—	(.15)	—	(f)
August 31, 2004	7.76	.07		.78	.85	(.11)	—	(.11)	.01
August 31, 2003	7.30	.06		.44	.50	(.04)	—	(.04)	—	(f)
August 31, 2002	9.15	.04		(1.86)	(1.82)	(.04)	—	(.04)	.01
August 31, 2001	14.37	.05		(4.51)	(4.46)	(.06)	(.71)	(.77)	.01

* For the six months ended February 28, 2006 (unaudited).
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d) The ratios for periods less than one year are annualized.
(e) Less than .005% of average net assets.
(f) Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

30

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio Turnover Rate(b)
Emerging Markets Fund
February 28, 2006*	21.12	32.72	1,655,218	1.25	1.25	.77		18.20
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		52.61
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44		64.36
August 31, 2003	10.80	24.95	514,069	1.25	1.35	1.59		88.02
August 31, 2002	8.68	4.45	382,343	1.25	1.44	.98		92.10
August 31, 2001	8.31	(26.39)	334,217	1.25	1.47	1.48		49.97
International Stock Selection Fund
Institutional Class
February 28, 2006*	11.70	16.26	582,800	1.00	1.13	.41		28.48
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59.41
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50		78.44
August 31, 2003	6.97	11.55	99,884	1.00	1.28	1.65		70.08
August 31, 2002	6.32	(14.32)	71,135	1.00	1.31	1.20		49.55
August 31, 2001	7.42	(21.64)	78,626	1.00	1.33	1.06		85.14
Class R
February 28, 2006*	11.65	15.84	211	1.56	1.70	(.15)		28.48
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(e)	59.41
August 31, 2004 (1)	8.51	5.32	11	.91	1.34	1.84		78.44
International Growth Opportunities Fund
February 28, 2006*	11.71	13.97	54,115	1.10	1.53	.21		30.37
August 31, 2005	10.43	24.72	54,437	1.10	1.49	.95		82.02
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83		58.46
August 31, 2003	7.76	6.86	75,389	1.10	1.47	.92		48.92
August 31, 2002	7.30	(19.84)	95,761	1.10	1.25	.46		55.35
August 31, 2001	9.15	(32.28)	111,216	1.10	1.22	.41		39.14

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

31

SSgA

International Equity Funds

Notes to Financial Statements — February 28, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2006. These financial statements report on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Funds Class R prospectus became effective for the SSgA International Stock Selection Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

On November 28, 2005, the Funds Select Class prospectus became effective for the SSgA Emerging Markets Fund. Each share class has different distribution and shareholder servicing fee arrangements. Select Class shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or the Distributor to offer shares (Select Intermediaries). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the Distributor with respect to investments of its accounts in the Select Class. As of the date of this report, there are no Select Class shares outstanding.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing

Notes to Financial Statements

32

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2005 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	8/31/2010	8/31/2011	8/31/2012	Total
International Growth Opportunities	$9,619,456	$18,072,455	$18,722,774	$46,414,685

As of February 28, 2006, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes areas follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$1,084,568,831	$647,986,143	$54,703,613
Gross Tax Unrealized Appreciation	646,406,013	79,512,126	12,807,598
Gross Tax Unrealized Depreciation	(7,121,589)	(1,597,605)	(457,711)
Net Tax Unrealized Appreciation (Depreciation)	$639,284,424	$77,914,521	$12,349,887

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Notes to Financial Statements

33

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The International Stock Selection Fund offers Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of Emerging Markets Fund, International Stock Selection Fund, and International Growth Opportunities Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended February 28, 2006, the Emerging Markets Fund, International Stock Selection Fund, and the International Growth Opportunities Fund earned $1,074,205, $29,915 and $9,563, respectively in redemption fees. Shares of the Funds held by the SSgA Life Solutions Funds are not subject to the redemption fee.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation/(depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$2,260,138	$408,567

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes

Notes to Financial Statements

34

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2006 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2006, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$2,226,597
International Stock Selection	3,221,093

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Notes to Financial Statements

35

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

3.  Investment Transactions

Securities

For the period ended February 28, 2006, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

Funds	Purchases	Sales
Emerging Markets	$339,964,483	$232,345,884
International Stock Selection	349,641,288	106,635,454
International Growth Opportunities	15,618,566	22,557,442

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2006, the non-cash collateral received for the securities on loan for the International Stock Selection Fund was $882,184. The non-cash collateral consists of a pool of Sovereign Debt Securities.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Emerging Markets Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2006 was $4,125.

Notes to Financial Statements

36

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

The Adviser has contractually agreed to reimburse the International Stock Selection Fund Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2006 was $247,051 for the Institutional Class and $88 for Class R.

The Adviser has contractually agreed to reimburse the International Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2006 was $110,617.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2006, $82,708,978 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,979,367 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid
Emerging Markets	$2,271
International Stock Selection	2,214
International Growth Opportunities	5

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company ("a subsidiary of The Northwestern Mutual Life Insurance Company"), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — .07%; over $1 billion — .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the

Notes to Financial Statements

37

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the period ended February 28, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Emerging Markets	$168,414	$3,754	$136,526
International Stock Selection	47,616	290	239
International Growth Opportunities	6,467	1,460	—

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the institutional class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year.. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 28, 2006.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2006, this amounted to $69 for the International Stock Selection Fund.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

38

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2006 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$941,400	$315,560	$31,326
Administration fees	121,836	39,515	7,170
Custodian fees	40,611	—	20,362
Distribution fees	40,390	—	7,281
Shareholder servicing fees	93,578	—	11,314
Transfer agent fees	39,228	22,927	9,967
Trustees' fees	1,134	993	2,243
	$1,278,177	$378,995	$89,663

Beneficial Interest

As of February 28, 2006, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Emerging Markets	3	45.2
International Stock Selection	2	53.9
International Growth Opportunities	2	64.6

5.  Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Emerging Markets Fund	February 28, 2006	August 31, 2005	February 28, 2006	August 31, 2005
Proceeds from shares sold	15,650	22,908	$300,200	$352,750
Proceeds from reinvestment of distributions	6,121	2,375	99,057	30,973
Payments for shares redeemed	(8,343)	(15,208)	(157,999)	(231,743)
Total net increase (decrease)	13,428	10,075	$241,258	$151,980
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	27,004	16,513	$300,699	$162,857
Proceeds from reinvestment of distributions	1,191	97	12,167	852
Payments for shares redeemed	(3,882)	(5,731)	(42,869)	(56,467)
	24,313	10,879	$269,997	$107,242
Class R
Proceeds from shares sold	8	42	$87	$397
Proceeds from reinvestment of distributions	—	—	4	—
Payments for shares redeemed	—	(33)	—	(319)
	8	9	91	78
Total net increase (decrease)	24,321	10,888	$270,088	$107,320
International Growth Opportunities Fund
Proceeds from shares sold	520	2,958	$5,854	$28,177
Proceeds from reinvestment of distributions	63	111	640	955
Payments for shares redeemed	(1,183)	(4,829)	(13,030)	(46,292)
Total net increase (decrease)	(600)	(1,760)	$(6,536)	$(17,160)

Notes to Financial Statements

39

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2006, the Funds did not utilize the Interfund Lending Program.

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of February 28, 2006, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of February 28, 2006:

Fund - % of Net Assets Securities	Acquisition	Shares Date	Cost per Unit Outstanding	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 2.2%
American Honda Finance Corp.	02/07/05	17,500,000	100.00	17,501	17,500
American Honda Finance Corp.	06/20/05	14,000,000	100.00	14,000	13,999
Gafisa SA	02/16/06	58,600	17.47	1,024	1,350
NovaTek OAO	07/21/05	24,928	16.75	418	810
Orascom Telecom Holding SAE	01/26/05	34,800	34.72	1,208	2,053
					35,712
International Growth Opportunities Fund - 1.3%
Samsung Electronics Co., Ltd. - GDR	08/27/03	2,696	129.89	350	721

Notes to Financial Statements

40

SSgA

International Equity Funds

Shareholder Requests for Additional Information — February 28, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

41

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson, Age 66 6217 139th Place SE Bellevue, WA 98006	Trustee since 1988 Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Governance Committee Member, Valuation Committee Member, Audit Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Director, Frank Russell Trust Company; • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies); and President, SSgA Funds.	26	• Trustee, Frank Russell Trust Company

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

42

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboardtree Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committe Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	None

Disclosure of Information about Fund Trustees and Officers

43

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); and • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans).	26	• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
					• September 2002 to Present, Board Member, Amerigroup Corp.

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26	None

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	None

Disclosure of Information about Fund Trustees and Officers

44

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• 2000 to Present, Vice President, StreetTracks Series Trust (registered investment company).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 41 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

45

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation
1776 Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers

46

IESAR-02/06 (46640)

S&P 500 INDEX FUND

Semiannual Report

February 28, 2006

SSgA Funds
S&P 500 Index Fund

Semiannual Report

February 28, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,058.00	$1,023.95
Expenses Paid During Period *	$0.87	$0.85

* Expenses are equal to the Fund's expense ratio of .17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

S&P 500 Index Fund

3

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.5
Consumer Staples	9.1
Energy	9.3
Financials	20.6
Health Care	12.9
Industrials	11.0
Information Technology	14.7
Materials	2.9
Telecommunication Services	3.2
Utilities	3.3
Short-Term Investments	2.4
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
	100.0
Futures Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund

4

This page has been intentionally left blank.

SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities — February 28, 2006 (Unaudited)

Amounts in thousands

Assets

Investments in Master Portfolio, at identified cost	$1,354,903
Investments in Master Portfolio, at value	1,927,051
Receivable for fund shares sold	2,887
Prepaid expenses	14
Total assets	1,929,952
Liabilities
Payables:
Fund shares redeemed	1,939
Accrued fees to affiliates	166
Other accrued expenses	78
Total liabilities	2,183
Net Assets	$1,927,769
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,273
Accumulated net realized gain (loss) allocated from Portfolio	(374,482)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	572,148
Futures contracts	995
Shares of beneficial interest	91
Additional paid-in capital	1,720,744
Net Assets	$1,927,769
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$21.15
Net assets	$1,927,768,803
Shares outstanding ($.001 par value)	91,158,164

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

6

SSgA
S&P 500 Index Fund

Statement of Operations — For the Period Ended February 28, 2006 (Unaudited)

Amounts in thousands

Investment Income Allocated From Portfolio

Dividends	$17,648
Interest	802
Expenses	(423)
Total investment income allocated from Portfolio	18,027
Fund Level Expenses
Administrative fees	203
Custodian fees	10
Distribution fees	305
Transfer agent fees	120
Professional fees	66
Registration fees	20
Shareholder servicing fees	379
Trustees' fees	27
Insurance fees	15
Printing fees	42
Miscellaneous	10
Net Fund level expenses	1,197
Net investment income (loss)	16,830
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	81
Futures contracts	1,546
Net realized gain (loss)	1,627
Net change in unrealized appreciation (depreciation) on:
Investments	88,698
Futures contracts	(14)
Net change in unrealized appreciation (depreciation)	88,684
Net realized and unrealized gain (loss)	90,311
Net Increase (Decrease) in Net Assets from Operations	$107,141

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

7

SSgA
S&P 500 Index Fund

Statement of Changes in Net Assets

Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,830	$39,223
Net realized gain (loss)	1,627	(8,743)
Net change in unrealized appreciation (depreciation)	88,684	192,010
Net increase (decrease) in net assets from operations	107,141	222,490
Distributions
From net investment income	(16,771)	(37,703)
Net decrease in net assets from distributions	(16,771)	(37,703)
Share Transactions
Net increase (decrease) in net assets from share transactions	(23,344)	(264,227)
Total Net Increase (Decrease) in Net Assets	67,026	(79,440)
Net Assets
Beginning of period	1,860,743	1,940,183
End of period	$1,927,769	$1,860,743
Undistributed (overdistributed) net investment income included in net assets	$8,273	$8,214

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

8

This page has been intentionally left blank.

SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions From Net Investment Income	$ Distributions From Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover of the Portfolio(d)
S&P 500 Index Fund
February 28, 2006*	20.17	0.18	0.98	1.16	(.18)	—	(.18)	21.15	5.80	1,927,769	.17	.17	1.79	3.02
August 31, 2005	18.28	.39	1.87	2.26	(.37)	—	(.37)	20.17	12.44	1,860,743	.16	.16	1.99	10.38
August 31, 2004	16.69	.28	1.59	1.87	(.28)	—	(.28)	18.28	11.23	1,940,183	.15	.15	1.56	9.52
August 31, 2003	15.16	.25	1.52	1.77	(.24)	—	(.24)	16.69	11.89	1,841,173	.15	.15	1.65	12.52
August 31, 2002	18.77	.23	(3.61)	(3.38)	(.23)	—	(.23)	15.16	(18.20)	1,604,069	.16	.16	1.31	16.02
August 31, 2001	26.41	.24	(6.46)	(6.22)	(.25)	(1.17)	(1.42)	18.77	(24.48)	2,320,240	.17	.17	1.12	12.01

* For six months ended February 28, 2006 (Unaudited)
(a) Average month-end shares outstanding were used for this calculation.
(b) Expense ratios include the Fund's share of the Portfolio's allocated expenses.
(c) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%
(d) Unaudited

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

S&P 500 Index Fund

Notes to Financial Statements — February 28, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of February 28, 2006. This financial statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Fund has the same investment objective as the Portfolio in which it invests. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 77.48% at February 28, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The Fund's financial statement is prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statement. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this financial statement.

Security Valuation

The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At February 28, 2006, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
Fund	08/31/2009	08/31/2010	08/31/2011	08/31/2012	08/31/2013	Total
S&P 500 Index	$7,245,507	$80,349,911	$89,179,793	$20,170,152	$9,160,101	$206,105,464

As permitted by tax regulations, the Fund intends to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, of $2,950,354 and treat it as arising in the fiscal year 2006.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital. These differences primarily relate to realized gains on redemptions in-kind.

Expenses

Expenses allocated from the Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

3.  Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Portfolio aggregated to the following, for the period ended February 28, 2006:

Fund	Increases	Decreases
S&P 500 Index	$99,000,388	$140,903,746

4.  Related Parties

Adviser

The Fund is allocated a charge for a management fee from the Portfolio, calculated daily at an annual rate of .045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Portfolio on behalf of their investors. The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

The Adviser has agreed to reimburse the Fund for all fund and allocated Portfolio expenses that exceed .18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No reimbursement was made during the period ended February 28, 2006.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Fund pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion — .0315%; over $1 billion — .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of .100%.

For the period ended February 28, 2006, the Fund paid the following shareholder servicing expenses to affiliated service providers:

Fund	State Street	Global Markets	CitiStreet
S&P 500 Index	$234,428	$3,556	$33,297

The Fund did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed .20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments there under at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2006.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2006 were as follows:

S&P 500 Index
Administration fees	$23,773
Custodian fees	881
Distribution fees	7,413
Shareholder servicing fees	61,679
Transfer agent fees	62,771
Trustees' fees	9,079
$165,596

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Beneficial Interest

As of February 28, 2006, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
	February 28, 2006	August 31, 2005	February 28, 2006	August 31, 2005
Proceeds from shares sold	11,507	25,573	$235,968	$499,005
Proceeds from reinvestment of distributions	729	1,721	14,877	33,502
Payments for shares redeemed	(13,353)	(41,138)	(274,189)	(796,734)
Total net increase (decrease)	(1,117)	(13,844)	$(23,344)	$(264,227)

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2006, the Fund did not utilize the Interfund Lending Program.

7.  Dividends

On March 1, 2006, the Fund declared the following dividend from net investment income payable on March 7, 2006 to shareholders on record March 2, 2006.

Fund	Net Investment Income
S&P 500 Index	$0.0908

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2006 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file the complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
February 28, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson, Age 66 6217 139th Place SE Bellevue, WA 98006	Trustee since 1988 Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Governance Committee Member, Valuation Committee Member, Audit Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Director, Frank Russell Trust Company; • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies); and President, SSgA Funds.	26	• Trustee, Frank Russell Trust Company

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboardtree Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committe Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); and • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans).	26	• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
					• September 2002 to Present, Board Member, Amerigroup Corp.

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26	None

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• 2000 to Present, Vice President, StreetTracks Series Trust (registered investment company).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 41 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

This page has been intentionally left blank.

State Street Equity 500 Index Portfolio

Portfolio of Investments

February 28, 2006 (Unaudited)

	Shares	Market Value
		(000)

COMMON STOCKS — 97.5%
Consumer Discretionary — 10.5%
Amazon.Com, Inc. (a)	65,300	$2,448
Apollo Group, Inc. (a)	31,175	1,539
AutoNation, Inc. (a)	38,400	803
AutoZone, Inc. (a)	11,887	1,149
Bed Bath & Beyond, Inc. (a)	62,814	2,264
Best Buy Co., Inc.	85,381	4,599
Big Lots, Inc. (a)	24,438	311
Black & Decker Corp.	16,433	1,406
Brunswick Corp.	20,829	817
Carnival Corp.	89,919	4,644
CBS Corp.	161,898	3,960
Centex Corp.	26,676	1,804
Circuit City Stores, Inc.	32,539	782
Clear Channel Communications, Inc.	114,465	3,239
Coach, Inc. (a)	80,700	2,883
Comcast Corp. (a)	453,467	12,167
Cooper Tire & Rubber Co.	12,537	187
D.R. Horton, Inc.	56,700	1,934
Dana Corp.	32,949	58
Darden Restaurants, Inc.	27,410	1,150
Dillard’s, Inc. Class A	13,653	337
Dollar General Corp.	63,615	1,108
Dow Jones & Co., Inc.	12,526	509
Eastman Kodak Co.	60,837	1,706
eBay, Inc. (a)	238,420	9,551
EW Scripps Co.	18,000	865
Family Dollar Stores, Inc.	30,868	794
Federated Department Stores, Inc.	56,690	4,027
Ford Motor Co.	388,655	3,098
Fortune Brands, Inc.	30,966	2,401
Gannett Co., Inc.	50,538	3,141
Gap, Inc.	120,630	2,236
General Motors Corp.	116,473	2,366
Genuine Parts Co.	36,593	1,629
Goodyear Tire & Rubber Co. (a)	37,942	544
H&R Block, Inc.	69,420	1,548
Harley-Davidson, Inc.	57,438	3,016
Harman International Industries, Inc.	13,900	1,534
Harrah’s Entertainment, Inc.	38,433	2,764
Hasbro, Inc.	36,787	746
Hilton Hotels Corp.	70,043	1,695
Home Depot, Inc.	444,157	18,721
International Game Technology	70,352	2,517
Interpublic Group of Cos., Inc. (a)	88,477	917
JC Penney & Co., Inc.	47,788	2,802
Johnson Controls, Inc.	40,896	2,915
Jones Apparel Group, Inc.	25,079	725
KB HOME	16,562	1,110
Knight-Ridder, Inc.	14,691	882
Kohl’s Corp. (a)	72,610	$3,493
Leggett & Platt, Inc.	39,654	931
Lennar Corp. Class A	28,700	1,718
Limited Brands	74,469	1,763
Liz Claiborne, Inc.	22,941	827
Lowe’s Cos., Inc.	164,423	11,210
Marriot International, Inc. Class A	33,839	2,315
Mattel, Inc.	86,345	1,455
Maytag Corp.	17,529	302
McDonald’s Corp.	262,553	9,166
McGraw-Hill, Inc.	77,626	4,121
Meredith Corp.	8,947	493
New York Times Co. Class A	30,745	868
Newell Rubbermaid, Inc.	57,721	1,436
News Corp. Class A	507,100	8,256
NIKE, Inc. Class B	40,013	3,472
Nordstrom, Inc.	45,876	1,743
Office Depot, Inc. (a)	64,870	2,315
OfficeMax, Inc.	14,319	420
Omnicom Group, Inc.	37,917	3,027
Pulte Homes, Inc.	45,772	1,758
Radioshack Corp.	28,653	560
Sears Holdings Corp. (a)	20,552	2,476
Sherwin-Williams Co.	22,670	1,033
Snap-On, Inc.	12,548	488
Stanley Works	15,532	779
Staples, Inc.	154,025	3,780
Starbucks Corp. (a)	159,752	5,802
Starwood Hotels & Resorts Worldwide, Inc. Class B	46,212	2,934
Target Corp.	183,457	9,980
Tiffany & Co.	30,068	1,116
Time Warner, Inc.	974,947	16,876
TJX Cos., Inc.	96,813	2,371
Tribune Co.	54,955	1,682
Univision Communications, Inc. Class A (a)	46,818	1,566
V.F. Corp.	19,088	1,046
Viacom, Inc. (a)	162,298	6,485
Walt Disney Co.	401,373	11,234
Wendy’s International, Inc.	24,567	1,422
Whirlpool Corp.	14,166	1,272
Yum! Brands, Inc.	59,522	2,839
		261,178
Consumer Staples — 9.1%
Alberto Culver Co. Class B	16,058	733
Albertson’s, Inc.	78,113	1,987
Altria Group, Inc.	435,864	31,339
Anheuser-Busch Cos., Inc.	161,567	6,712
Archer-Daniels-Midland Co.	136,767	4,338
Avon Products, Inc.	95,748	2,762
Brown-Forman Corp. Class B	17,682	1,244
Campbell Soup Co.	39,583	1,232
Clorox Co.	31,310	1,908

	Shares	Market Value
		(000)

Consumer Staples — (continued)
Coca-Cola Co.	432,735	$18,162
Coca-Cola Enterprises, Inc.	64,300	1,264
Colgate-Palmolive Co.	109,235	5,951
ConAgra Foods, Inc.	109,746	2,308
Constellation Brands, Inc. Class A (a)	40,600	1,069
Costco Wholesale Corp.	99,551	5,105
CVS Corp.	171,584	4,861
Estee Lauder Cos, Inc.	22,600	846
General Mills, Inc.	74,364	3,663
H.J. Heinz Co.	70,320	2,663
Hershey Foods Corp.	38,008	1,944
Kellogg Co.	52,729	2,337
Kimberly-Clark Corp.	98,564	5,833
Kroger Co.	153,822	3,083
McCormick & Co., Inc.	28,600	939
Molson Coors Brewing Co., Class B	12,244	768
Pepsi Bottling Group, Inc.	29,553	868
PepsiCo, Inc.	347,010	20,512
Procter & Gamble Co.	701,857	42,062
Reynolds American, Inc.	18,240	1,936
Safeway, Inc.	95,193	2,314
Sara Lee Corp.	158,717	2,805
SuperValu, Inc.	29,060	918
Sysco Corp.	130,681	3,932
Tyson Foods, Inc., Class A	53,800	728
UST Corp.	34,647	1,347
Wal-Mart Stores, Inc.	522,628	23,706
Walgreen Co.	211,110	9,470
Whole Foods Market, Inc.	29,000	1,853
Wrigley Wm., Jr. Co.	37,416	2,377
		227,879
Energy — 9.3%
Amerada Hess Corp.	17,002	2,352
Anadarko Petroleum Corp.	49,854	4,944
Apache Corp.	69,030	4,619
Baker Hughes, Inc.	71,880	4,886
BJ Services Co.	68,410	2,142
Burlington Resources, Inc.	78,756	7,102
ChevronTexaco Corp.	469,888	26,539
ConocoPhillips	290,182	17,690
Devon Energy Corp.	93,722	5,495
El Paso Corp.	140,994	1,844
EOG Resources, Inc.	51,068	3,442
ExxonMobil Corp.	1,303,702	77,401
Halliburton Co.	107,986	7,343
Kerr-McGee Corp.	23,821	2,327
Kinder Morgan, Inc.	22,338	2,073
Marathon Oil Corp.	77,257	5,454
Murphy Oil Corp.	34,900	1,636
Nabors Industries, Ltd. (a)	33,015	2,177
National Oilwell Varco, Inc. (a)	36,200	2,204
Noble Corp.	29,023	2,145
Occidental Petroleum Corp.	89,723	$8,213
Rowan Cos., Inc.	23,239	935
Schlumberger, Ltd.	123,107	14,157
Sunoco, Inc.	28,856	2,138
Transocean, Inc. (a)	69,395	5,148
Valero Energy Corp.	129,800	6,982
Weatherford International Ltd. (a)	72,700	3,135
Williams Cos., Inc.	121,537	2,622
XTO Energy, Inc.	76,800	3,217
		230,362
Financials — 20.6%
ACE, Ltd.	67,255	3,748
AFLAC, Inc.	105,516	4,880
Allstate Corp.	135,107	7,401
Ambac Financial Group, Inc.	22,047	1,657
American Express Co.	259,373	13,975
American International Group, Inc.	543,483	36,066
Ameriprise Financial, Inc.	51,694	2,351
AmSouth Bancorp	72,519	2,012
AON Corp.	67,623	2,678
Apartment Investment & Management Co. Class A	20,500	908
Archstone-Smith Trust	43,400	2,057
Bank of America Corp.	972,628	44,595
Bank of New York Co., Inc.	162,379	5,560
BB&T Corp.	114,318	4,519
Bear Stearns Cos., Inc.	23,399	3,146
Capital One Financial Corp.	63,115	5,529
Charles Schwab Corp.	217,193	3,521
Chubb Corp.	41,839	4,006
Cincinnati Financial Corp.	37,405	1,659
CIT Group, Inc.	42,000	2,258
Citigroup, Inc.	1,059,571	49,132
Comerica, Inc.	34,432	1,974
Compass Bancshares, Inc.	26,100	1,312
Countrywide Financial Corp.	125,486	4,327
E*Trade Financial Corp. (a)	86,300	2,208
Equity Office Properties Trust	85,441	2,687
Equity Residential	60,907	2,758
Fannie Mae	202,029	11,047
Federal Home Loan Mortgage Corp.	145,246	9,788
Federated Investors, Inc. Class B	18,100	704
Fifth Third Bancorp	116,300	4,495
First Horizon National Corp.	26,117	1,021
Franklin Resources, Inc.	31,044	3,188
Genworth Financial, Inc.	80,000	2,546
Golden West Financial Corp.	53,622	3,809
Goldman Sachs Group, Inc.	94,200	13,309
Hartford Financial Services Group, Inc.	62,388	5,139
Huntington Bancshares, Inc.	49,154	1,182

	Shares	Market Value
		(000)

Financials — (continued)
J.P. Morgan Chase & Co.	732,319	$30,128
Janus Capital Group, Inc.	44,919	985
Jefferson-Pilot Corp.	28,460	1,715
KeyCorp	85,209	3,176
Lehman Brothers Holdings, Inc.	55,818	8,147
Lincoln National Corp.	36,431	2,068
Loews Corp.	28,314	2,612
M & T Bank Corp.	16,700	1,877
Marsh & McLennan Cos., Inc.	113,736	3,516
Marshall & Ilsley Corp.	43,992	1,936
MBIA, Inc.	28,458	1,672
Mellon Financial Corp.	87,423	3,155
Merrill Lynch & Co., Inc.	192,027	14,826
MetLife, Inc.	159,107	7,974
MGIC Investment Corp.	19,362	1,234
Moody’s Corp.	51,930	3,479
Morgan Stanley	225,243	13,438
National City Corp.	115,391	4,016
North Fork Bancorp, Inc.	99,335	2,537
Northern Trust Corp.	39,540	2,085
Plum Creek Timber Co., Inc.	38,580	1,433
PNC Financial Services Group, Inc.	61,247	4,309
Principal Financial Group, Inc.	57,750	2,814
Progressive Corp.	41,347	4,443
ProLogis	51,200	2,689
Prudential Financial, Inc.	105,200	8,105
Public Storage, Inc.	17,700	1,381
Regions Financial Corp.	95,809	3,332
SAFECO Corp.	25,864	1,332
Simon Property Group, Inc.	39,163	3,249
SLM Corp.	87,542	4,938
Sovereign Bancorp, Inc.	74,100	1,543
St. Paul Travelers Cos., Inc.	146,025	6,276
State Street Corp. (b)	69,025	4,313
SunTrust Banks, Inc.	76,172	5,513
Synovus Financial Corp.	64,704	1,834
T. Rowe Price Group, Inc.	27,790	2,134
Torchmark Corp.	22,276	1,218
U.S. Bancorp	379,161	11,720
UnumProvident Corp.	62,935	1,302
Vornado Realty Trust	24,200	2,154
Wachovia Corp.	324,786	18,211
Washington Mutual, Inc.	205,713	8,784
Wells Fargo Co.	349,811	22,458
XL Capital, Ltd. Class A	36,732	2,481
Zions Bancorp	22,119	1,825
		513,519
Health Care — 12.9%
Abbott Laboratories	324,067	14,317
Aetna, Inc.	120,528	6,147
Allergan, Inc.	27,791	3,009
AmerisourceBergen Corp.	44,232	2,034
Amgen, Inc. (a)	258,075	$19,482
Applera Corp. - Applied Biosystems Group	40,067	1,133
Barr Pharmaceuticals, Inc. (a)	13,500	907
Bausch & Lomb, Inc.	11,325	784
Baxter International, Inc.	129,426	4,899
Becton, Dickinson & Co.	53,429	3,411
Biogen Idec, Inc. (a)	70,973	3,353
Biomet, Inc.	53,041	1,931
Boston Scientific Corp. (a)	124,196	3,033
Bristol-Myers Squibb Co.	408,017	9,425
C.R. Bard, Inc.	22,094	1,447
Cardinal Health, Inc.	89,866	6,524
Caremark Rx, Inc. (a)	94,308	4,692
Chiron Corp. (a)	23,344	1,066
CIGNA Corp.	26,489	3,252
Coventry Health Care, Inc. (a)	34,500	2,057
Eli Lilly & Co.	237,397	13,204
Express Scripts, Inc. (a)	30,600	2,670
Fisher Scientific International, Inc. (a)	25,900	1,765
Forest Laboratories, Inc. (a)	70,606	3,241
Genzyme Corp. (a)	54,105	3,752
Gilead Sciences, Inc. (a)	95,200	5,928
Guidant Corp.	69,664	5,347
HCA, Inc.	87,859	4,208
Health Management Associates, Inc. Class A	52,698	1,122
Hospira, Inc. (a)	33,936	1,347
Humana, Inc. (a)	34,425	1,779
IMS Health, Inc.	48,381	1,166
Johnson & Johnson	622,846	35,907
King Pharmaceuticals, Inc. (a)	52,332	850
Laboratory Corp. of America Holdings (a)	27,600	1,604
Manor Care, Inc.	16,651	689
McKesson Corp.	64,731	3,504
Medco Health Solutions, Inc. (a)	65,072	3,626
MedImmune, Inc. (a)	51,965	1,896
Medtronic, Inc.	252,702	13,633
Merck & Co., Inc.	457,003	15,931
Millipore Corp. (a)	10,728	744
Mylan Laboratories Inc.	46,100	1,060
Patterson Cos., Inc. (a)	27,600	995
Pfizer, Inc.	1,543,474	40,424
Quest Diagnostics Inc.	33,800	1,787
Schering-Plough Corp.	310,124	5,737
St. Jude Medical, Inc. (a)	76,894	3,506
Stryker Corp.	60,908	2,815
Tenet Healthcare Corp. (a)	99,009	781
Thermo Electron Corp. (a)	33,929	1,175
UnitedHealth Group, Inc.	285,068	16,600
Watson Pharmaceuticals, Inc. (a)	22,003	660
Wellpoint, Inc. (a)	138,778	10,657

	Shares	Market Value
		(000)

Health Care — (continued)
Wyeth	280,331	$13,961
Zimmer Holdings, Inc. (a)	51,220	3,543
		320,517
Industrials — 11.0%
3M Co.	158,684	11,678
Allied Waste Industries, Inc. (a)	46,467	498
American Power Conversion Corp.	36,667	749
American Standard Cos., Inc.	39,221	1,552
Avery Dennison Corp.	23,670	1,420
Boeing Co.	168,545	12,251
Burlington Northern Santa Fe Corp.	78,750	6,193
Caterpillar, Inc.	141,870	10,368
Cendant Corp.	214,422	3,564
Cintas Corp.	29,382	1,207
Cooper Industries, Ltd.	19,521	1,634
CSX Corp.	45,824	2,538
Cummins, Inc.	9,973	1,080
Danaher Corp.	49,926	3,024
Deere & Co.	49,941	3,809
Dover Corp.	42,713	2,048
Eaton Corp.	30,878	2,151
Emerson Electric Co.	85,535	6,998
Equifax, Inc.	27,769	1,017
FedEx Corp.	63,646	6,825
Fluor Corp.	18,106	1,562
General Dynamics Corp.	42,206	5,203
General Electric Co.	2,213,723	72,765
Goodrich Co.	25,755	1,078
Honeywell International, Inc.	175,442	7,184
Illinois Tool Works, Inc.	43,164	3,705
Ingersoll-Rand Co. Class A	69,600	2,856
ITT Industries, Inc.	39,204	2,058
L-3 Communications Holdings, Inc.	25,200	2,094
Lockheed Martin Corp.	75,371	5,492
Masco Corp.	89,174	2,781
Monster Worldwide, Inc. (a)	25,792	1,263
Navistar International Corp. (a)	13,180	387
Norfolk Southern Corp.	85,961	4,399
Northrop Grumman Corp.	74,878	4,800
PACCAR, Inc.	35,570	2,485
Pall Corp.	26,774	788
Parker-Hannifin Corp.	25,223	1,972
Pitney Bowes, Inc.	48,439	2,070
R.R. Donnelley & Sons Co.	45,660	1,537
Raytheon Co.	94,114	4,084
Robert Half International, Inc.	36,214	1,301
Rockwell Automation, Inc.	37,620	2,564
Rockwell Collins, Inc.	36,219	1,925
Ryder Systems, Inc.	13,980	620
Southwest Airlines Co.	147,740	2,478
Textron, Inc.	27,575	$2,430
Tyco International, Ltd.	420,148	10,836
Union Pacific Corp.	54,940	4,865
United Parcel Service, Inc. Class B	230,700	17,236
United Technologies Corp.	212,714	12,444
W.W. Grainger, Inc.	16,109	1,193
Waste Management, Inc.	115,479	3,841
		272,900
Information Technology — 14.7%
ADC Telecommunications, Inc. (a)	25,018	633
Adobe Systems, Inc.	126,542	4,887
Advanced Micro Devices, Inc. (a)	82,884	3,205
Affiliated Computer Services, Inc. (a)	26,500	1,667
Agilent Technologies, Inc. (a)	85,897	3,092
Altera Corp. (a)	75,978	1,523
Analog Devices, Inc.	76,661	2,924
Andrew Corp. (a)	34,827	472
Apple Computer, Inc.	175,992	12,062
Applied Materials, Inc.	340,661	6,248
Applied Micro Circuits Corp. (a)	68,042	246
Autodesk, Inc.	48,430	1,823
Automatic Data Processing, Inc.	121,538	5,614
Avaya, Inc. (a)	90,415	1,005
BMC Software, Inc. (a)	46,836	1,024
Broadcom Corp. (a)	90,369	4,075
CA, Inc.	96,513	2,621
CIENA Corp. (a)	126,088	507
Cisco Systems, Inc. (a)	1,285,059	26,010
Citrix Systems, Inc. (a)	35,753	1,157
Computer Sciences Corp. (a)	39,182	2,129
Compuware Corp. (a)	84,057	690
Comverse Technology, Inc. (a)	42,838	1,232
Convergys Corp. (a)	30,805	535
Corning, Inc. (a)	317,485	7,750
Dell, Inc. (a)	491,791	14,262
Electronic Arts, Inc. (a)	63,300	3,290
Electronic Data Systems Corp.	110,186	2,942
EMC Corp. (a)	497,641	6,977
First Data Corp.	159,104	7,180
Fiserv, Inc. (a)	38,747	1,608
Freescale Semiconductor, Inc. (a)	85,908	2,323
Gateway, Inc. (a)	65,065	154
Hewlett-Packard Co.	599,019	19,654
Intel Corp.	1,261,603	25,989
International Business Machines Corp.	330,518	26,521
Intuit, Inc. (a)	37,751	1,834
Jabil Circuit, Inc. (a)	36,613	1,386

	Shares	Market Value
		(000)

Information Technology — (continued)
JDS Uniphase Corp. (a)	352,519	$1,072
KLA-Tencor Corp.	41,864	2,187
Lexmark International Group, Inc. Class A (a)	25,102	1,182
Linear Technology Corp.	63,575	2,343
LSI Logic Corp. (a)	81,935	799
Lucent Technologies, Inc. (a)	944,472	2,645
Maxim Integrated Products, Inc.	69,656	2,723
Micron Technology, Inc. (a)	129,932	2,015
Microsoft Corp.	1,917,404	51,578
Molex, Inc.	30,910	984
Motorola, Inc.	519,898	11,126
National Semiconductor Corp.	70,318	1,972
NCR Corp. (a)	39,184	1,571
Network Appliance, Inc. (a)	77,867	2,582
Novell, Inc. (a)	82,542	785
Novellus Systems, Inc. (a)	28,769	769
NVIDIA Corp. (a)	35,951	1,694
Oracle Corp. (a)	871,820	10,828
Parametric Technology Corp. New (a)	23,296	355
Paychex, Inc.	68,627	2,748
PerkinElmer, Inc.	27,257	648
PMC-Sierra, Inc. (a)	38,624	394
QLogic Corp. (a)	17,145	705
QUALCOMM, Inc.	343,678	16,225
Sabre Holdings Corp. Class A	28,424	686
Sanmina-SCI Corp. (a)	112,858	436
Solectron Corp. (a)	187,214	676
Sun Microsystems, Inc. (a)	704,788	2,939
Symantec Corp. (a)	226,534	3,826
Symbol Technologies, Inc.	52,185	606
Tektronix, Inc.	16,729	515
Tellabs, Inc. (a)	95,775	1,407
Teradyne, Inc. (a)	41,392	695
Texas Instruments, Inc.	337,703	10,080
Unisys Corp. (a)	72,779	486
VeriSign, Inc. (a)	47,800	1,131
Waters Corp. (a)	23,557	1,007
Xerox Corp. (a)	203,742	3,036
Xilinx, Inc.	74,104	2,022
Yahoo!, Inc. (a)	263,280	8,441
		365,170
Materials — 2.9%
Air Products & Chemicals, Inc.	46,389	2,976
Alcoa, Inc.	183,446	5,379
Allegheny Technologies, Inc.	18,029	911
Ashland, Inc.	14,980	978
Ball Corp.	21,670	923
Bemis Co., Inc.	23,128	693
Dow Chemical Co.	201,199	8,658
E.I. Du Pont de Nemours & Co.	191,539	7,708
Eastman Chemical Co.	16,862	$832
Ecolab, Inc.	39,426	1,427
Engelhard Corp.	25,130	999
Freeport-McMoRan Copper & Gold, Inc. Class B	38,014	1,925
Hercules, Inc. (a)	24,698	293
International Flavors & Fragrances, Inc.	17,504	606
International Paper Co.	101,356	3,321
Louisiana-Pacific Corp.	21,959	624
MeadWestvaco Corp.	39,188	1,090
Monsanto Co.	56,246	4,718
Newmont Mining Corp.	93,742	4,961
Nucor Corp.	32,104	2,763
Pactiv Corp. (a)	29,764	682
Phelps Dodge Corp.	21,205	2,926
PPG Industries, Inc.	35,090	2,127
Praxair, Inc.	67,420	3,639
Rohm & Haas Co.	29,896	1,487
Sealed Air Corp.	17,036	969
Sigma-Aldrich Corp.	14,493	933
Temple-Inland, Inc.	23,828	1,017
United States Steel Corp.	24,002	1,308
Vulcan Materials Co.	21,696	1,714
Weyerhaeuser Co.	51,224	3,498
		72,085
Telecommunication Services — 3.2%
ALLTEL Corp.	79,498	5,020
AT&T, Inc.	817,153	22,545
BellSouth Corp.	381,728	12,055
CenturyTel, Inc.	27,408	986
Citizens Communications Co.	72,677	970
Qwest Communications International, Inc. (a)	325,122	2,055
Sprint Corp. (Fon Group)	617,300	14,834
Verizon Communications, Inc.	611,111	20,595
		79,060
Utilities — 3.3%
AES Corp. (a)	137,914	2,386
Allegheny Energy, Inc. (a)	33,899	1,212
Ameren Corp.	43,242	2,191
American Electric Power Co., Inc.	82,254	3,002
CenterPoint Energy, Inc.	63,893	829
Cinergy Corp.	42,258	1,863
CMS Energy Corp. (a)	46,605	656
Consolidated Edison, Inc.	51,022	2,340
Constellation Energy Group, Inc.	37,803	2,221
Dominion Resources, Inc.	73,187	5,496
DTE Energy Co.	38,046	1,647
Duke Energy Corp.	194,577	5,526
Dynegy Inc. Class A (a)	61,330	332
Edison International	67,162	2,979
Entergy Corp.	42,843	3,107

	Shares	Market Value
		(000)

Utilities — (continued)
Exelon Corp.	139,078	$7,943
FirstEnergy Corp.	68,212	3,484
FPL Group, Inc.	82,578	3,462
KeySpan Corp.	37,006	1,508
Nicor, Inc.	9,313	400
NiSource, Inc.	57,867	1,188
Peoples Energy Corp.	8,131	298
PG&E Corp.	71,823	2,733
Pinnacle West Capital Corp.	20,581	845
PPL Corp.	80,536	2,561
Progress Energy, Inc.	53,308	2,366
Public Service Enterprise Group, Inc.	52,422	3,638
Sempra Energy	52,889	2,530
Southern Co.	156,358	5,321
TECO Energy, Inc.	43,276	738
TXU Corp.	100,296	5,255
Xcel Energy, Inc.	85,597	1,589
		81,646

TOTAL COMMON STOCKS
(Cost $1,681,255,384)		2,424,316

	Par Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bill
3.89% due 03/09/06 (c) (d)	$4,299	4,295

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,295,284)		4,295

	Shares
	(000)
MONEY MARKET FUNDS — 2.2%
AIM Short Term Investment Prime Portfolio	54,679	$54,679
Federated Money Market Obligations Trust	505	505

TOTAL MONEY MARKET FUNDS
(Cost $55,184,038)		55,184

TOTAL INVESTMENTS — 99.9%
(identified cost $1,740,734,706) (e) (f)		2,483,795

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,414

NET ASSETS — 100%		$2,487,209

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d) Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006 was $841,404,583 and $98,344,529, respectively, resulting in net unrealized appreciation of investments of $743,060,054.

(f) Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share.  Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number of Contracts	Unrealized Appreciation
		(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2006	105	$509

Total unrealized appreciation on open futures contracts purchased		$509

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

February 28, 2006 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,738,464)	$2,481,754
Investments in non-controlled affiliates at market (identified cost $2,271)	2,041
2,483,795
Receivables:
Dividends and interest	4,980
Total assets	2,488,775

Liabilities
Payables:
Investment securities purchased	902
Daily variation margin on futures contracts	578
Management fees	86
Total liabilities	1,566
Net Assets	$2,487,209

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2005

	Shares	Market Value
		(000)

Common Stocks — 97.8%
Consumer Discretionary — 10.6%
Amazon.Com, Inc.(a)	65,300	$3,079
Apollo Group, Inc.(a)	31,175	1,885
AutoNation, Inc.(a)	38,400	834
AutoZone, Inc.(a)	11,887	1,091
Bed Bath & Beyond, Inc.(a)	62,814	2,271
Best Buy Co., Inc.	85,381	3,712
Big Lots, Inc.(a)	24,438	294
Black & Decker Corp.	17,033	1,481
Brunswick Corp.	20,829	847
Carnival Corp.	91,719	4,904
CCE Spinco, Inc.(a)	14,308	187
Centex Corp.	26,676	1,907
Circuit City Stores, Inc.	35,039	792
Clear Channel Communications, Inc.	114,465	3,600
Coach, Inc.(a)	80,700	2,691
Comcast Corp.(a)	463,067	12,021
Cooper Tire & Rubber Co.	12,537	192
D.R. Horton, Inc.	58,200	2,080
Dana Corp.	32,949	237
Darden Restaurants, Inc.	28,810	1,120
Dillard’s, Inc. Class A	13,653	339
Dollar General Corp.	68,615	1,309
Dow Jones & Co., Inc.	12,526	445
Eastman Kodak Co.	60,837	1,424
eBay, Inc.(a)	243,720	10,541
EW Scripps Co.	18,000	864
Family Dollar Stores, Inc.	30,868	765
Federated Department Stores, Inc.	56,690	3,760
Ford Motor Co.	396,355	3,060
Fortune Brands, Inc.	30,966	2,416
Gannett Co., Inc.	51,438	3,116
Gap, Inc.	123,930	2,186
General Motors Corp.	120,273	2,336
Genuine Parts Co.	36,593	1,607
Goodyear Tire & Rubber Co.(a)	37,942	659
H&R Block, Inc.	69,420	1,704
Harley-Davidson, Inc.	58,538	3,014
Harrah’s Entertainment, Inc.	39,233	2,797
Hasbro, Inc.	36,787	742
Hilton Hotels Corp.	70,043	1,689
Home Depot, Inc.	453,057	$18,340
International Game Technology	72,352	2,227
Interpublic Group of Cos., Inc.(a)	88,477	854
JC Penney & Co., Inc.	49,488	2,752
Johnson Controls, Inc.	40,896	2,982
Jones Apparel Group, Inc.	25,079	770
KB HOME	16,562	1,203
Knight-Ridder, Inc.	14,691	930
Kohl’s Corp.(a)	73,710	3,582
Leggett & Platt, Inc.	39,654	910
Lennar Corp. Class A	28,700	1,751
Limited Brands	74,469	1,664
Liz Claiborne, Inc.	22,941	822
Lowe’s Cos., Inc.	165,423	11,027
Marriot International, Inc. Class A	35,139	2,353
Mattel, Inc.	86,345	1,366
Maytag Corp.	17,529	330
McDonald’s Corp.	268,453	9,052
McGraw-Hill, Inc.	79,526	4,106
Meredith Corp.	8,947	468
New York Times Co. Class A	30,745	813
Newell Rubbermaid, Inc.	57,721	1,373
News Corp. Class A	520,500	8,094
NIKE, Inc. Class B	40,813	3,542
Nordstrom, Inc.	47,176	1,764
Office Depot, Inc.(a)	66,770	2,097
OfficeMax, Inc.	14,319	363
Omnicom Group, Inc.	38,717	3,296
Pulte Homes, Inc.	45,772	1,802
Radioshack Corp.	28,653	603
Reebok International, Ltd.	11,271	656
Sears Holdings Corp.(a)	21,252	2,455
Sherwin-Williams Co.	24,270	1,102
Snap-On, Inc.	12,548	471
Stanley Works	15,532	746
Staples, Inc.	156,225	3,548
Starbucks Corp.(a)	162,252	4,869
Starwood Hotels & Resorts Worldwide, Inc. Class B	46,212	2,951
Target Corp.	187,657	10,316
Tiffany & Co.	30,068	1,151
Time Warner, Inc.	994,347	17,341
TJX Cos., Inc.	99,413	2,309

	Shares	Market Value
		(000)

Consumer Discretionary — (continued)
Tribune Co.	56,555	$1,711
Univision Communications, Inc. Class A(a)	49,218	1,447
V.F. Corp.	19,088	1,056
Viacom, Inc. Class B	329,597	10,745
Walt Disney Co.	410,273	9,834
Wendy’s International, Inc.	24,567	1,358
Whirlpool Corp.	14,166	1,187
Yum! Brands, Inc.	61,022	2,861
		259,348
Consumer Staples— 9.4%
Alberto Culver Co. Class B	16,058	735
Albertson’s, Inc.	78,113	1,668
Altria Group, Inc.	444,064	33,180
Anheuser-Busch Cos., Inc.	165,067	7,091
Archer-Daniels-Midland Co.	139,167	3,432
Avon Products, Inc.	97,748	2,791
Brown-Forman Corp. Class B	17,682	1,226
Campbell Soup Co.	39,583	1,178
Clorox Co.	32,410	1,844
Coca-Cola Co.	441,235	17,786
Coca-Cola Enterprises, Inc.	64,300	1,233
Colgate-Palmolive Co.	110,535	6,063
ConAgra Foods, Inc.	109,746	2,226
Constellation Brands, Inc. Class A(a)	40,600	1,065
Costco Wholesale Corp.	100,651	4,979
CVS Corp.	171,584	4,533
General Mills, Inc.	75,764	3,737
H.J. Heinz Co.	72,420	2,442
Hershey Foods Corp.	39,308	2,172
Kellogg Co.	54,829	2,370
Kimberly-Clark Corp.	99,664	5,945
Kroger Co.(a)	153,822	2,904
McCormick & Co., Inc.	28,600	884
Molson Coors Brewing Co., Class B	12,244	820
Pepsi Bottling Group, Inc.	29,553	845
PepsiCo, Inc.	353,810	20,903
Procter & Gamble Co.	714,857	41,376
Reynolds American, Inc.	18,240	1,739
Safeway, Inc.	95,193	$2,252
Sara Lee Corp.	162,017	3,062
SuperValu, Inc.	29,060	944
Sysco Corp.	132,281	4,107
Tyson Foods, Inc., Class A	53,800	920
UST Corp.	34,647	1,415
Wal-Mart Stores, Inc.	532,728	24,932
Walgreen Co.	216,810	9,596
Whole Foods Market, Inc.	29,000	2,244
Wrigley Wm., Jr. Co.	38,316	2,547
		229,186
Energy — 9.1%
Amerada Hess Corp.	17,002	2,156
Anadarko Petroleum Corp.	49,854	4,724
Apache Corp.	69,830	4,785
Baker Hughes, Inc.	71,880	4,369
BJ Services Co.	68,410	2,509
Burlington Resources, Inc.	80,656	6,952
ChevronTexaco Corp.	477,488	27,107
ConocoPhillips	295,782	17,209
Devon Energy Corp.	94,722	5,924
El Paso Corp.	140,994	1,714
EOG Resources, Inc.	51,068	3,747
ExxonMobil Corp.	1,327,102	74,543
Halliburton Co.	107,986	6,691
Kerr-McGee Corp.	24,721	2,246
Kinder Morgan, Inc.	22,338	2,054
Marathon Oil Corp.	77,257	4,710
Murphy Oil Corp.	34,900	1,884
Nabors Industries, Ltd.(a)	33,715	2,554
National Oilwell Varco, Inc.(a)	36,200	2,270
Noble Corp.	29,023	2,047
Occidental Petroleum Corp.	84,923	6,784
Rowan Cos., Inc.	23,239	828
Schlumberger, Ltd.	124,907	12,135
Sunoco, Inc.	28,856	2,262
Transocean, Inc.(a)	69,395	4,836
Valero Energy Corp.	129,800	6,698
Weatherford International Ltd.(a)	74,100	2,682
Williams Cos., Inc.	121,537	2,816
XTO Energy, Inc.	76,800	3,375
		222,611

	Shares	Market Value
		(000)

Financials — 20.8%
ACE, Ltd.	67,255	$3,594
AFLAC, Inc.	106,616	4,949
Allstate Corp.	139,107	7,522
Ambac Financial Group, Inc.	23,047	1,776
American Express Co.	263,673	13,569
American International Group, Inc.	553,583	37,771
Ameriprise Financial, Inc.	53,294	2,185
AmSouth Bancorp	74,619	1,956
AON Corp.	67,623	2,431
Apartment Investment & Management Co. Class A	20,500	776
Archstone-Smith Trust	45,300	1,898
Bank of America Corp.	836,500	38,604
Bank of New York Co., Inc.	165,379	5,267
BB&T Corp.	116,318	4,875
Bear Stearns Cos., Inc.	24,099	2,784
Capital One Financial Corp.	63,915	5,522
Charles Schwab Corp.	222,293	3,261
Chubb Corp.	41,839	4,086
Cincinnati Financial Corp.	37,405	1,671
CIT Group, Inc.	43,200	2,237
Citigroup, Inc.	1,078,971	52,362
Comerica, Inc.	35,532	2,017
Compass Bancshares, Inc.	26,100	1,260
Countrywide Financial Corp.	125,486	4,290
E*Trade Financial Corp.(a)	86,300	1,800
Equity Office Properties Trust	87,841	2,664
Equity Residential	60,907	2,383
Fannie Mae	205,329	10,022
Federal Home Loan Mortgage Corp.	146,446	9,570
Federated Investors, Inc. Class B	18,100	670
Fifth Third Bancorp	118,200	4,458
First Horizon National Corp.	26,117	1,004
Franklin Resources, Inc.	31,744	2,984
Genworth Financial, Inc.	80,000	2,766
Golden West Financial Corp.	54,622	3,605
Goldman Sachs Group, Inc.	96,100	12,273
Hartford Financial Services Group, Inc.	63,588	5,462
Huntington Bancshares, Inc.	49,154	1,167
J.P. Morgan Chase & Co.	744,919	$29,566
Janus Capital Group, Inc.	48,419	902
Jefferson-Pilot Corp.	28,460	1,620
KeyCorp	86,909	2,862
Lehman Brothers Holdings, Inc.	57,118	7,321
Lincoln National Corp.	36,431	1,932
Loews Corp.	29,014	2,752
M & T Bank Corp.	17,200	1,876
Marsh & McLennan Cos., Inc.	113,736	3,612
Marshall & Ilsley Corp.	43,992	1,893
MBIA, Inc.	28,458	1,712
MBNA Corp.	307,902	8,360
Mellon Financial Corp.	89,423	3,063
Merrill Lynch & Co., Inc.	195,927	13,270
MetLife, Inc.	160,707	7,875
MGIC Investment Corp.	19,362	1,274
Moody’s Corp.	52,930	3,251
Morgan Stanley	229,843	13,041
National City Corp.	117,491	3,944
North Fork Bancorp, Inc.	101,635	2,781
Northern Trust Corp.	39,540	2,049
Plum Creek Timber Co., Inc.	38,580	1,391
PNC Financial Services Group, Inc.	62,147	3,843
Principal Financial Group, Inc.	59,650	2,829
Progressive Corp.	41,947	4,899
ProLogis	52,800	2,467
Prudential Financial, Inc.	107,700	7,883
Public Storage, Inc.	17,700	1,199
Regions Financial Corp.	97,709	3,338
SAFECO Corp.	26,764	1,512
Simon Property Group, Inc.	39,163	3,001
SLM Corp.	88,842	4,894
Sovereign Bancorp, Inc.	76,800	1,660
St. Paul Travelers Cos., Inc.	147,725	6,599
State Street Corp.(b)	70,325	3,899
SunTrust Banks, Inc.	77,072	5,608
Synovus Financial Corp.	64,704	1,748
T. Rowe Price Group, Inc.	27,790	2,002
Torchmark Corp.	22,276	1,239
U.S. Bancorp	387,861	11,593
UnumProvident Corp.	62,935	1,432
Vornado Realty Trust	25,200	2,103

	Shares	Market Value
		(000)

Financials — (continued)
Wachovia Corp.	331,286	$17,512
Washington Mutual, Inc.	210,413	9,153
Wells Fargo Co.	356,611	22,406
XL Capital, Ltd. Class A	36,732	2,475
Zions Bancorp	22,119	1,671
		510,803
Health Care — 12.9%
Abbott Laboratories	330,267	13,022
Aetna, Inc.	60,964	5,750
Allergan, Inc.	27,791	3,000
AmerisourceBergen Corp.	44,232	1,831
Amgen, Inc.(a)	262,175	20,675
Applera Corp.— Applied Biosystems Group	40,067	1,064
Bausch & Lomb, Inc.	11,325	769
Baxter International, Inc.	132,226	4,978
Becton, Dickinson & Co.	53,429	3,210
Biogen Idec, Inc.(a)	72,473	3,285
Biomet, Inc.	53,041	1,940
Boston Scientific Corp.(a)	126,296	3,093
Boston Bristol-Myers Squibb Co.	415,617	9,551
C.R. Bard, Inc.	22,094	1,456
Cardinal Health, Inc.	90,866	6,247
Caremark Rx, Inc.(a)	95,708	4,957
Chiron Corp.(a)	23,344	1,038
CIGNA Corp.	27,089	3,026
Coventry Health Care, Inc.(a)	34,500	1,965
Eli Lilly & Co.	240,897	13,632
Express Scripts, Inc.(a)	31,500	2,640
Fisher Scientific International, Inc.(a)	25,900	1,602
Forest Laboratories, Inc.(a)	72,206	2,937
Genzyme Corp.(a)	54,105	3,830
Gilead Sciences, Inc.(a)	96,900	5,100
Guidant Corp.	69,664	4,511
HCA, Inc.	89,759	4,533
Health Management Associates, Inc. Class A	52,698	1,157
Hospira, Inc.(a)	33,936	1,452
Humana, Inc.(a)	34,425	1,870
IMS Health, Inc.	48,381	1,206
Johnson & Johnson	634,446	$38,130
King Pharmaceuticals, Inc.(a)	52,332	885
Laboratory Corp. of America Holdings(a)	28,600	1,540
Manor Care, Inc.	16,651	662
McKesson Corp.	65,931	3,401
Medco Health Solutions, Inc.(a)	65,072	3,631
MedImmune, Inc.(a)	51,965	1,820
Medtronic, Inc.	257,302	14,813
Merck & Co., Inc.	466,503	14,840
Millipore Corp.(a)	10,728	709
Mylan Laboratories Inc.	46,100	920
Patterson Cos., Inc.(a)	27,600	922
Pfizer, Inc.	572,074	36,661
Quest Diagnostics Inc.	35,500	1,828
Schering-Plough Corp.	313,724	6,541
St. Jude Medical, Inc.(a)	76,894	3,860
Stryker Corp.	62,108	2,760
Tenet Healthcare Corp.(a)	99,009	758
Thermo Electron Corp.(a)	33,929	1,022
UnitedHealth Group, Inc.	290,768	18,068
Watson Pharmaceuticals, Inc.(a)	22,003	715
Wellpoint, Inc.(a)	130,178	10,387
Wyeth	284,931	13,127
Zimmer Holdings, Inc.(a)	52,620	3,549
		316,876
Industrials —11.1%
3M Co.	162,584	12,600
Allied Waste Industries, Inc.(a)	46,467	406
American Power Conversion Corp.	36,667	807
American Standard Cos., Inc.	39,221	1,567
Avery Dennison Corp.	23,670	1,308
Boeing Co.	172,145	12,091
Burlington Northern Santa Fe Corp.	79,450	5,627
Caterpillar, Inc.	145,070	8,381
Cendant Corp.	218,422	3,768
Cintas Corp.	29,382	1,210
Cooper Industries, Ltd.	19,521	1,425
CSX Corp.	45,824	2,326
Cummins, Inc.	9,973	895
Danaher Corp.	50,826	2,835

	Shares	Market Value
		(000)

Industrials — (continued)
Deere & Co.	51,241	$3,490
Dover Corp.	42,713	1,729
Eaton Corp.	30,878	2,072
Emerson Electric Co.	87,735	6,554
Equifax, Inc.	27,769	1,056
FedEx Corp.	64,346	6,653
Fluor Corp.	18,106	1,399
General Dynamics Corp.	42,706	4,871
General Electric Co.	2,253,423	78,982
Goodrich Co.	25,755	1,058
Honeywell International, Inc.	179,742	6,695
Illinois Tool Works, Inc.	44,064	3,877
Ingersoll-Rand Co. Class A	71,600	2,890
ITT Industries, Inc.	19,602	2,015
L-3 Communications Holdings, Inc.	25,200	1,874
Lockheed Martin Corp.	76,271	4,853
Masco Corp.	91,274	2,756
Monster Worldwide, Inc.(a)	25,792	1,053
Navistar International Corp.(a)	13,180	377
Norfolk Southern Corp.	85,961	3,854
Northrop Grumman Corp.	75,978	4,567
PACCAR, Inc.	36,570	2,532
Pall Corp.	26,774	719
Parker-Flamilin Corp.	25,223	1,664
Pitney Bowes, Inc.	48,439	2,047
R.R. Donnelley & Sons Co.	45,660	1,562
Raytheon Co.	96,014	3,855
Robert Half International, Inc.	36,214	1,372
Rockwell Automation, Inc.	38,820	2,297
Rockwell Collins, Inc.	37,619	1,748
Ryder Systems, Inc.	13,980	573
Southwest Airlines Co.	147,740	2,427
Textron, Inc.	28,375	2,184
Tyco International, Ltd.	429,548	12,397
Union Paciffic Corp.	56,140	4,520
United Parcel Service, Inc. Class B	235,300	17,683
United Technologies Corp.	217,514	12,161
W.W. Grainger, Inc.	16,109	1,145
Waste Management, Inc.	117,679	3,572
		272,379
Information Technology — 14.8%
ADC Telecommunications, Inc.(a)	25,018	$559
Adobe Systems, Inc.	126,542	4,677
Advanced Micro Devices, Inc.(a)	82,884	2,536
Affiliated Computer Services, Inc.(a)	26,500	1,568
Agilent Technologies, Inc.(a)	87,697	2,919
Altera Corp.(a)	79,078	1,465
Analog Devices, Inc.	78,261	2,807
Andrew Corp.(a)	34,827	374
Apple Computer, Inc.(a)	179,692	12,918
Applied Materials, Inc.	344,761	6,185
Applied Micro Circuits Corp.(a)	68,042	175
Autodesk, Inc.	48,430	2,080
Automatic Data Processing, Inc.	123,538	5,669
Avaya, Inc.(a)	90,415	965
BMC Software, Inc.(a)	46,836	960
Broadcom Corp.(a)	60,246	2,841
CIENA Corp.(a)	126,088	375
Cisco Systems, Inc.(a)	1,310,059	22,428
Citrix Systems, Inc.(a)	35,753	1,029
Computer Associates International, Inc.	99,513	2,805
Computer Sciences Corp.(a)	39,182	1,984
Compuware Corp.(a)	84,057	754
Converse Technology, Inc.(a)	42,838	1,139
Convergys Corp.(a)	30,805	488
Corning, Inc.(a)	324,985	6,389
Dell, Inc.(a)	501,991	15,055
Electronic Arts, Inc.(a)	64,600	3,379
Electronic Data Systems Corp.	110,186	2,649
EMC Corp.(a)	512,241	6,977
First Data Corp.	162,904	7,007
Fiserv, Inc.(a)	40,247	1,742
Freescale Semiconductor, Inc.(a)	85,908	2,162
Gateway, Inc.(a)	65,065	163
Hewlett-Packard Co.	608,719	17,428
Intel Corp.	1,285,703	32,091
International Business Machines Corp.	336,818	27,686
Intuit, Inc.(a)	37,751	2,012
Jabil Circuit, Inc.(a)	36,613	1,358
JDS Uniphase Corp.(a)	352,519	832

	Shares	Market Value
		(000)

Information Technology — (continued)
KLA-Tencor Corp.	41,864	$2,065
Lexmark International Group, Inc. Class A(a)	25,102	1,125
Linear Technology Corp.	65,075	2,347
LSI Logic Corp.(a)	81,935	656
Lucent Technologies, Inc.(a)	944,472	2,512
Maxim Integrated Products, Inc.	69,656	2,524
Mercury Interactive Corp.(a)	18,248	507
Micron Technology, Inc.(a)	129,932	1,729
Microsoft Corp.	1,952,204	51,050
Molex, Inc.	30,910	802
Motorola, Inc.	531,198	12,000
National Semiconductor Corp.	73,518	1,910
NCR Corp.	39,184	1,330
Network Appliance, Inc.(a)	77,867	2,102
Novell, Inc.(a)	82,542	729
Novellus Systems, Inc.(a)	28,769	694
NVIDIA Corp.(a)	35,951	1,314
Oracle Corp.(a)	800,038	9,769
Parametric Technology Corp.(a)	58,241	355
Paychex, Inc.	71,027	2,708
PerkinElmer, Inc.	27,257	642
PMC-Sierra, Inc.(a)	38,624	298
QLogic Corp.(a)	17,145	557
QUALCOMM, Inc.	350,678	15,107
Sabre Holdings Corp. Class A	28,424	685
Sanmina-SCI Corp.(a)	112,858	481
Scientific - Atlanta, Inc.	32,168	1,386
Siebel Systems, Inc.	110,658	1,171
Solectron Corp.(a)	187,214	685
Sun Microsystems, Inc.(a)	724,488	3,036
Symantec Corp.(a)	229,834	4,022
Symbol Technologies, Inc.	52,185	669
Tektronix, Inc.	18,629	526
Tellabs, Inc.(a)	95,775	1,044
Teradyne, Inc.(a)	41,392	603
Texas Instruments, Inc.	343,703	11,023
Unisys Corp.(a)	72,779	424
Waters Corp.(a)	23,557	891
Xerox Corp.(a)	203,742	2,985
Xilinx, Inc.	74,104	$1,868
Yahoo!, Inc.(a)	269,280	10,550
		363,511
Materials — 2.9%
Air Products & Chemicals, Inc.	47,289	2,799
Alcoa, Inc.	185,346	5,481
Allegheny Technologies, Inc.	18,029	650
Ashland, Inc.	15,880	919
Ball Corp.	23,170	920
Bemis Co., Inc.	23,128	645
Dow Chemical Co.	204,999	8,983
E.I. Du Pont de Nemours & Co.	194,439	8,264
Eastman Chemical Co.	16,862	870
Ecolab, Inc.	39,426	1,430
Engelhard Corp.	25,130	758
Freeport-McMoRan Copper & Gold, Inc. Class B	38,014	2,045
Hercules, Inc.(a)	24,698	279
International Flavors & Fragrances, Inc.	17,504	586
International Paper Co.	104,256	3,504
Louisiana-Pacific Corp.	23,859	655
MeadWestvaco Corp.	39,188	1,098
Monsanto Co.	57,146	4,430
Newmont Mining Corp.	94,942	5,070
Nucor Corp.	33,104	2,209
Pactiv Corp.(a)	32,164	708
Phelps Dodge Corp.	21,705	3,123
PPG Industries, Inc.	36,090	2,090
Praxair, Inc.	68,720	3,639
Rohm & Haas Co.	31,096	1,506
Sealed Air Corp.(a)	18,036	1,013
Sigma-Aldrich Corp.	14,493	917
Temple-Inland, Inc.	23,828	1,069
United States Steel Corp.	24,002	1,154
Vulcan Materials Co.	21,696	1,470
Weyerhaeuser Co.	52,024	3,451
		71,735
Telecommunication Services — 2.9%
ALLTEL Corp.	81,098	5,117
AT&T, Inc.	834,853	20,446
BellSouth Corp.	388,628	10,532

	Shares	Market Value
		(000)

Telecommunication Services — (continued)
CenturyTel, Inc.	27,408	$909
Citizens Communications Co.	72,677	889
Qwest Communications International, Inc. (a)	325,122	1,837
Sprint Corp. (Fon Group)	630,100	14,719
Verizon Communications, Inc.	587,498	17,695
		72,144
Utilities — 3.3%
AES Corp. (a)	137,914	2,183
Allegheny Energy, Inc. (a)	33,899	1,073
Ameren Corp.	43,242	2,216
American Electric Power Co., Inc.	84,054	3,118
CenterPoint Energy, Inc.	63,893	821
Cinergy Corp.	42,258	1,794
CMS Energy Corp. (a)	46,605	676
Consolidated Edison, Inc.	51,022	2,364
Constellation Energy Group, Inc.	37,803	2,177
Dominion Resources, Inc.	74,087	5,720
DTE Energy Co.	38,046	1,643
Duke Energy Corp.	196,877	5,404
Dynegy Inc. Class A (a)	61,330	297
Edison International	69,262	3,021
Entergy Corp.	44,143	3,030
Exelon Corp.	142,478	7,571
FirstEnergy Corp.	70,112	3,435
FPL Group, Inc.	84,278	3,503
KeySpan Corp.	37,006	1,321
Nicor, Inc.	9,313	366
NiSource, Inc.	57,867	1,207
Peoples Energy Corp.	8,131	285
PG&E Corp.	71,823	2,666
Pinnacle West Capital Corp.	20,581	851
PPL Corp.	80,536	2,368
Progress Energy, Inc.	53,308	2,341
Public Service Enterprise Group, Inc.	53,422	3,471
Sempra Energy	54,789	2,457
Southern Co.	158,658	5,478
TECO Energy, Inc.	43,276	744
TXU Corp.	102,096	$5,124
Xcel Energy, Inc.	85,597	1,580
		80,305
Total Common Stocks
(Cost $1,716,590,222)		2,398,898

	Par Amount
	(000)

U.S. Government Securities — 0.2%
United States Treasury Bill 3.89% due 03/09/06(c) (d)	$4,299	4,268
Total U.S. Government Securities
(Cost $4,267,876)		4,268

	Shares
	(000)

Money Market Funds — 1.8%
AIM Short Term Investment Prime Portfolio	45,503	$45,503
Federated Money Market Obligations Trust	502	502
Total Money Market Funds
(Cost $46,004,859)		46,005
Total Investments — 99.8%
(identified cost $1,766,862,957)		2,449,171
Other Assets in Excess of Liabilities — 0.2%		3,938
Net Assets — 100%		$2,453,109

	Number of Contracts	Unrealized Depreciation
		(000)

Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2006	613	$(766)
Total unrealized depreciation on open futures contracts purchased		$(766)

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d) Rate represents annualized yield at date of purchase.

Affiliate Table

Security Description	Number of shares held 12/31/2004	Shares purchased for the year ended 12/31/05	Shares sold for the year ended 12/31/05	Number of shares held at 12/31/05	Income earned for the year ended 12/31/05 (000)	Realized gain on shares sold (000)

State Street Corp.	79,225	6,600	15,500	70,325	$53	$97
State Street Navigator Securities Lending Prime Portfolio	98,441,667	953,981,360	1,052,423,027	—	$103	—

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2005

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,764,546)	$2,445,272
Investments in non-controlled affiliates at market (identified $2,317) (Note 4)	3,899
2,449,171

Receivables:
Investment securities sold	3,526
Dividends and interest	3,338
Total assets	2,456,035
Liabilities
Payables:
Investment securities purchased	2,574
Daily variation margin on futures contracts	244
Management fees (Note 4)	95
Due to custodian	13
Total liabilities	2,926
Net Assets	$2,453,109

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2005

(Amounts in thousands)

Investment Income
Dividend income — unaffiliated issuers		$45,344
Dividend income — non-controlled affiliated issuer		53
Interest		1,561
Security lending income (Notes 2 and 4)		103
Total Investment Income		47,061
Expenses
Management fees (Note 4)	$1,125
Total Expenses		1,125
Net Investment Income		45,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(808)
Investments —non-controlled affiliated issuer	97
In-kind transfers	(8,353)
Futures contracts	1,878
		(7,186)
Net change in net unrealized appreciation (depreciation) on:
Investments	65,566
Futures contracts	(1,839)
		63,727
Net realized and unrealized gain		56,541
Net Increase in Net Assets Resulting from Operations		$102,477

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004

Increase (Decrease) in Net Assets From:
Operations
Net Investment Income	$45,936	$52,658
Net realized loss on investments and futures contracts	(7,186)	(26,489)
Net change in net unrealized appreciation (depreciation)	63,727	249,898
Net increase in net assets resulting from operations	102,477	276,067

Capital Transactions
Proceeds from contributions	278,352	331,241
Fair value of withdrawals	(457,339)	(481,557)
Withdrawals in-kind	(237,848)	(72,956)
Net decrease in net assets from capital transactions	(416,835)	(223,272)
Total Net Increase (Decrease) in Net Assets	(314,358)	52,795
Net Assets
Beginning of year	2,767,467	2,714,672
End of year	$2,453,109	$2,767,467

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	For the Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02	Year Ended 12/31/01

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,453,109	$2,767,467	$2,714,672	$1,992,548	$2,692,298
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.84%	1.97%	1.74%	1.57%	1.34%
Portfolio turnover rate*	8%	9%	12%	13%	14%
Total return(a)	4.87%	10.86%	28.62%	(22.16)%	(11.94)%

*      The portfolio turnover rate excludes in-kind security transactions.

(a)   Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2005

1. Organization

State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these Financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2005, only the Portfolio and the State Street Money Market Portfolio were in operation. Pursuant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index.  The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its Financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts arevalued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments.  Realized gains and losses from securities transactions are recorded on the basis of identified cost.  Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into Financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for Financialstatement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, had entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”) whereby the Portfolio would lend portfolio securities to qualified borrowers in order to earn additional income. On September 27, 2005, the Agreement was terminated and the Portfolio discontinued lending portfolio securities. The Agreement required that loans be secured at all times by cash, U.S. Governmentsecurities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the marketvalue of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income was allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2005, the earned income for the Portfolio and State Street was $102,925 and $34,308, respectively.

Use of Estimates: The Portfolio’s Financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. Securities Transactions

For the year ended December 31, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $205,795,356 and  $324,324,748, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

At December 31, 2005, the tax cost of investments was $1,952,530,390. The aggregate gross unrealized appreciation and gross unrealized depreciation was $801,244,221 and $304,603,493, respectively,resulting in net appreciation of $496,640,728 for all securities as computed on a federal income tax basis.  The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc.  (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of each of these investments at December 31, 2005 is listed in the Portfolio of Investments.

5. Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

45

State Street Equity 500 Index Portfolio

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the Financial highlights for each of the Five years in the period then ended. These Financial statements and Financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these Financial statements and Financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the Financial statements and Financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over Financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the Financial statements and Financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2006

46

State Street Equity 500 Index Portfolio

General Information (unaudited)

December 31, 2005

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust Files a complete schedule of portfolio holdings with the SEC for the First and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 16, 2005 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Portfolio and Trust, (iv) the extent to which economies of scale would be realized if and as the Portfolio grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Portfolio and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in

47

managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2005. They First discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations.  Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio’s use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to

48

the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of the Portfolio, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

49

State Street Equity 500 Index Portfolio

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•      business addresses and ages;

•      principal occupations during the past Five years; and

•      other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”).

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees:

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/00	Chairman, Holland & Company L.L.C. (investment adviser) (1995 — present).	12	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; and Director, the China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee	Term: Indefinite Elected: 2/00	Trustee of Old Mutual South Africa Master Trust (investments) (1995 — present); Chairman emeritus, Children’s Hospital (1984 — present); Director, Boston Plan For Excellence (non-profit) (1994 — present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 — 1999). Mr. Boyan retired in 1999.	12	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee	Term: Indefinite Elected: 2/00	President of SpenceCare International LLC (1998 — present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 — present); Chief Executive Officer, IEmily.com (internet company) (2000 — 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 — 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 — 1998); Trustee, Eastern Enterprise (utilities) (1988 — 2000).	12	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee	Term: Indefinite Elected: 2/00	Executive Vice President of Chase Manhattan Bank (1987 — 1999). Mr. Williams retired in 1999.	12	Trustee, State Street Institutional Investment Trust

* The “Fund Complex” consists of six series of the Trust and six series of State Street Institutional Investment Trust.

50

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Executive Officers:

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: June 24, 1965	President	Term: Indefinite Elected: 4/05	President, SSgA Funds Management, Inc. (2005 — present); Principal, SSgA Funds Management, Inc. (2001 — present); Principal, State Street Global Advisers (March 2000 — present); Vice President, State Street Bank and Trust Company (1998 — March 2000).	—	—

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 — present); Managing Director, Deutsch Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001 — 2002); President, UAM Fund Services (1995 to 2001).	—	—

Julie A. Tedesco State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110 DOB: September 30, 1957	Secretary	Term: Indefinite Elected: 5/00	Vice President and Senior Counsel of State Street Bank and Trust Company (2000 — present); Counsel of First Data Investor Services Group, Inc., (1994 — 2000).	—	—

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: December 17, 1943	Chief Compliance Officer	Term: Indefinite Elected: 5/04	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001 — present); Managing Director, PricewaterhouseCoopers LLP (1986 — 2001).	—	—

* Each Officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

51

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

52

ISAR-02/06 (46642)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Core Opportunities Fund

Core Opportunities Fund – Class R

Tuckerman Active REIT Fund

Aggressive Equity Fund

Aggressive Equity Fund – Class R

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Semiannual Report

February 28, 2006

SSgA Funds
Equity Funds

Semiannual Report

February 28, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Disciplined Equity Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,062.20	$1,022.46
Expenses Paid During Period *	$2.40	$2.36

* Expenses are equal to the Fund's expense ratio of .47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Disciplined Equity Fund

3

This page has been intentionally left blank.

SSgA
Disciplined Equity Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.9%
Consumer Discretionary - 9.7%
Advance Auto Parts, Inc.	1,050	43
American Greetings Corp. Class A (Ñ)	9,600	201
AnnTaylor Stores Corp. (Æ)	6,800	247
Autozone, Inc. (Æ)	5,600	541
Barnes & Noble, Inc.	24,700	1,064
Best Buy Co., Inc.	7,900	426
Brinker International, Inc.	2,200	92
CBS Corp. Class B	31,500	770
Claire's Stores, Inc.	13,000	417
Comcast Corp. Class A (Æ)	27,733	744
Darden Restaurants, Inc.	19,200	805
eBay, Inc. (Æ)	19,400	777
Education Management Corp. (Æ)	3,000	113
Federated Department Stores, Inc.	19,851	1,410
Gap, Inc. (The)	49,300	914
Harte-Hanks, Inc.	19,100	535
Home Depot, Inc.	68,900	2,904
JC Penney Co., Inc.	3,100	182
John Wiley & Sons, Inc. Class A	6,000	226
Lee Enterprises, Inc.	3,200	112
Lowe's Cos., Inc.	700	48
Marriott International, Inc. Class A	2,100	144
Marvel Entertainment, Inc. (Æ)(Ñ)	2,600	48
McClatchy Co. Class A (Ñ)	1,500	83
McDonald's Corp.	55,300	1,931
Newell Rubbermaid, Inc. (Ñ)	900	22
Nordstrom, Inc.	19,000	722
NVR, Inc. (Æ)(Ñ)	200	151
Rent-A-Center, Inc. (Æ)	3,050	71
Ross Stores, Inc.	1,000	28
Sherwin-Williams Co. (The)	1,100	50
Stanley Works (The)	7,900	396
Staples, Inc.	41,500	1,018
Target Corp.	1,900	103
Time Warner, Inc.	149,850	2,594
Univision Communications, Inc. Class A (Æ)	500	17
Viacom, Inc. Class B (Æ)	31,500	1,259
Walt Disney Co.	54,800	1,534
Weight Watchers International, Inc. (Ñ)	4,200	220
		22,962
Consumer Staples - 8.6%
Altria Group, Inc.	28,900	2,078
Coca-Cola Co. (The)	67,500	2,833
Coca-Cola Enterprises, Inc.	28,100	552
Colgate-Palmolive Co.	12,200	665
Energizer Holdings, Inc. (Æ)	100	5
Kimberly-Clark Corp.	5,400	320
Kroger Co. (The) (Æ)	55,600	1,114
Loews Corp.	21,900	1,040
Pepsi Bottling Group, Inc.	24,700	725
PepsiCo, Inc.	35,600	2,104

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co.	70,885	4,248
Reynolds American, Inc.	8,900	945
Safeway, Inc.	23,400	569
Tyson Foods, Inc. Class A	9,400	127
Wal-Mart Stores, Inc.	64,300	2,917
		20,242
Energy - 9.9%
BJ Services Co.	12,900	404
Burlington Resources, Inc.	19,400	1,749
Chevron Corp.	28,420	1,605
ConocoPhillips	11,700	713
Cooper Cameron Corp. (Æ)	22,000	891
Devon Energy Corp.	13,400	786
Diamond Offshore Drilling, Inc.	2,400	186
Exxon Mobil Corp.	144,416	8,574
Halliburton Co.	2,200	150
Helmerich & Payne, Inc.	5,000	329
Kerr-McGee Corp.	13,094	1,279
Marathon Oil Corp.	16,700	1,179
Occidental Petroleum Corp.	13,900	1,272
Patterson-UTI Energy, Inc.	1,200	33
Pride International, Inc. (Æ)	18,600	576
Schlumberger, Ltd.	2,700	311
Sunoco, Inc.	12,300	911
Transocean, Inc. (Æ)	12,100	898
Valero Energy Corp.	28,500	1,533
		23,379
Financials - 21.0%
ACE, Ltd.	2,400	134
Allstate Corp. (The)	32,800	1,797
American Express Co.	5,100	275
American International Group, Inc.	59,125	3,923
AON Corp.	500	20
Assurant, Inc.	11,700	531
Bank of America Corp.	118,003	5,410
Bear Stearns Cos., Inc. (The)	10,300	1,385
CB Richard Ellis Group, Inc. Class A (Æ)	1,000	69
Chubb Corp.	2,100	201
CIT Group, Inc.	23,900	1,285
Citigroup, Inc.	125,000	5,796
Commerce Group, Inc.	1,000	54
Conseco, Inc. (Æ)	19,100	474
Countrywide Financial Corp.	16,900	583
Fannie Mae	24,000	1,312
Federated Investors, Inc. Class B	6,100	237
Fifth Third Bancorp	4,700	182
First Marblehead Corp. (The) (Ñ)	3,100	112
Freddie Mac	15,300	1,031
Genworth Financial, Inc. Class A	26,000	827
Goldman Sachs Group, Inc.	16,600	2,345
Hanover Insurance Group, Inc. (The)	19,900	964

Disciplined Equity Fund

5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hartford Financial Services Group, Inc.	5,600	461
Hospitality Properties Trust (ö)	4,100	182
HRPT Properties Trust (ö)	17,000	182
iStar Financial, Inc. (ö)	700	27
JPMorgan Chase & Co.	89,572	3,685
KeyCorp	36,700	1,368
Lehman Brothers Holdings, Inc.	12,700	1,854
Marsh & McLennan Cos., Inc.	3,100	96
MBIA, Inc.	18,800	1,104
Merrill Lynch & Co., Inc.	4,000	309
Metlife, Inc.	13,000	652
Morgan Stanley (Æ)	3,900	233
National City Corp.	400	14
Nuveen Investments, Inc. Class A (Ñ)	22,300	1,074
Old Republic International Corp.	5,912	126
PNC Financial Services Group, Inc.	10,800	760
Principal Financial Group, Inc.	6,600	322
Radian Group, Inc.	1,800	102
Torchmark Corp.	2,600	142
UnumProvident Corp. (Ñ)	40,100	830
US Bancorp	8,200	253
Ventas, Inc. (ö)	13,900	431
Wachovia Corp.	49,800	2,792
Washington Mutual, Inc.	29,500	1,260
Wells Fargo & Co.	35,500	2,279
		49,485
Health Care - 13.1%
Abbott Laboratories	30,800	1,361
Aetna, Inc.	22,200	1,132
AmerisourceBergen Corp.	27,700	1,274
Amgen, Inc. (Æ)	23,188	1,750
Applera Corp. - Applied Biosystems Group	13,000	367
Barr Pharmaceuticals, Inc. (Æ)	500	34
Bausch & Lomb, Inc.	5,200	360
Baxter International, Inc.	15,200	575
Becton Dickinson & Co.	5,700	364
Cardinal Health, Inc.	2,600	189
Caremark Rx, Inc. (Æ)	200	10
Cigna Corp.	11,200	1,375
Edwards Lifesciences Corp. (Æ)	3,500	145
Eli Lilly & Co.	4,700	261
Express Scripts, Inc. (Æ)	3,400	297
Guidant Corp.	600	46
HCA, Inc.	1,400	67
Hospira, Inc. (Æ)	3,830	152
Humana, Inc. (Æ)	19,000	982
Invitrogen Corp. (Æ)(Ñ)	5,400	383
Johnson & Johnson	69,830	4,026
King Pharmaceuticals, Inc. (Æ)	11,200	182
McKesson Corp.	26,000	1,407
Medtronic, Inc.	34,400	1,856
Merck & Co., Inc.	51,200	1,785
Pfizer, Inc.	189,955	4,975

	Principal Amount ($) or Shares	Market Value $
St. Jude Medical, Inc. (Æ)	19,000	866
UnitedHealth Group, Inc.	42,100	2,451
Watson Pharmaceuticals, Inc. (Æ)(Ñ)	20,900	627
WellPoint, Inc. (Æ)	15,900	1,221
Wyeth	4,800	239
		30,759
Industrials - 12.2%
3M Co.	28,500	2,097
Adesa, Inc.	5,500	138
Aramark Corp. Class B	5,000	142
Boeing Co.	2,200	160
Burlington Northern Santa Fe Corp.	21,000	1,651
CSX Corp.	21,100	1,169
Cummins, Inc. (Ñ)	5,600	606
Danaher Corp.	22,200	1,345
Emerson Electric Co.	200	16
General Dynamics Corp.	12,300	1,516
General Electric Co.	223,000	7,330
HNI Corp.	3,100	181
Ingersoll-Rand Co., Ltd. Class A	8,200	336
L-3 Communications Holdings, Inc.	7,200	598
Landstar System, Inc.	1,800	84
Lockheed Martin Corp.	11,200	816
Masco Corp.	4,700	147
Norfolk Southern Corp.	600	31
Raytheon Co.	18,000	781
Republic Services, Inc.	19,300	750
RR Donnelley & Sons Co.	7,800	263
Ryder System, Inc.	300	13
Terex Corp. (Æ)	8,800	697
Textron, Inc.	9,300	819
Toro Co.	12,000	554
Total System Services, Inc.	5,700	112
Tyco International, Ltd.	48,700	1,256
United Parcel Service, Inc. Class B	26,300	1,965
United Technologies Corp.	38,800	2,270
Waste Management, Inc.	21,900	728
YRC Worldwide, Inc. (Æ)(Ñ)	2,500	120
		28,691
Information Technology - 15.9%
Adobe Systems, Inc.	10,500	406
Agilent Technologies, Inc. (Æ)	15,100	544
Apple Computer, Inc. (Æ)	18,100	1,241
Arrow Electronics, Inc. (Æ)	500	17
Automatic Data Processing, Inc.	18,600	859
BMC Software, Inc. (Æ)	50,700	1,109
CA, Inc.	406	11
Cisco Systems, Inc. (Æ)	179,100	3,625
Citrix Systems, Inc. (Æ)	16,600	537
Computer Sciences Corp. (Æ)	7,500	408
Dell, Inc. (Æ)	75,700	2,195
EMC Corp. (Æ)	36,800	516

Disciplined Equity Fund

6

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fair Isaac Corp.	21,800	929
First Data Corp.	30,300	1,367
Global Payments, Inc.	13,800	718
Google, Inc. Class A (Æ)	2,400	870
Hewlett-Packard Co.	25,363	832
Intel Corp.	149,900	3,088
International Business Machines Corp.	45,400	3,643
Intuit, Inc. (Æ)	8,000	389
Jabil Circuit, Inc. (Æ)	18,500	700
JDS Uniphase Corp. (Æ)(Ñ)	107,500	327
Lam Research Corp. (Æ)	10,100	435
MEMC Electronic Materials, Inc. (Æ)	25,900	867
Mettler Toledo International, Inc. (Æ)	7,600	460
Microsoft Corp.	177,900	4,786
Motorola, Inc.	40,500	867
National Semiconductor Corp.	43,900	1,231
NCR Corp. (Æ)	300	12
Novell, Inc. (Æ)	35,700	339
Oracle Corp. (Æ)	46,900	582
QLogic Corp. (Æ)	6,100	251
Qualcomm, Inc.	11,600	548
Red Hat, Inc. (Æ)(Ñ)	6,700	180
Sabre Holdings Corp. Class A	2,600	63
Texas Instruments, Inc.	51,000	1,522
VeriSign, Inc. (Æ)	14,100	334
Waters Corp. (Æ)	11,600	496
Xerox Corp. (Æ)	9,800	146
Yahoo!, Inc. (Æ)	300	10
		37,460
Materials - 3.3%
Crown Holdings, Inc. (Æ)	6,900	126
Freeport-McMoRan Copper & Gold, Inc. Class B	4,700	238
Louisiana-Pacific Corp.	20,400	580
Martin Marietta Materials, Inc.	9,700	946
Monsanto Co.	17,900	1,501
Newmont Mining Corp.	13,000	688
Nucor Corp.	15,500	1,334
Phelps Dodge Corp.	9,600	1,325
Temple-Inland, Inc.	19,300	824
Weyerhaeuser Co.	4,600	314
		7,876
Telecommunication Services - 3.1%
American Tower Corp. Class A (Æ)	1,800	57
AT&T, Inc.	59,541	1,643
BellSouth Corp.	2,000	63
CenturyTel, Inc. (Ñ)	7,300	263
Qwest Communications International, Inc. (Æ)(Ñ)	72,500	458
Sprint Nextel Corp.	78,266	1,881
Verizon Communications, Inc.	88,100	2,969
		7,334

	Principal Amount ($) or Shares	Market Value $
Utilities - 3.1%
Centerpoint Energy, Inc. (Ñ)	36,100	468
Duke Energy Corp.	27,200	773
Exelon Corp.	22,800	1,302
FirstEnergy Corp.	28,000	1,430
KeySpan Corp.	200	8
Northeast Utilities	4,100	81
PG&E Corp.	33,400	1,271
Southern Co. (The)	13,700	466
TXU Corp.	30,500	1,598
		7,397
Total Common Stocks (cost $204,348)		235,585
Short-Term Investments - 0.7%
AIM Short Term Investment Treasury Portfolio	1,547	2
Federated Investors Prime Cash Obligations Fund	1,394,422	1,394
United States Treasury Bills (ç)(ÿ)(§) 4.020% due 04/06/06 95 94 4.180% due 04/06/06	50	50
Total Short-Term Investments (cost $1,540)		1,540
Other Securities - 2.4%
State Street Navigator Securities Prime Lending Portfolio (W)	5,593,598	5,594
Total Other Securities (cost $5,594)		5,594
Total Investments - 103.0% (identified cost $211,482)		242,719
Other Assets and Liabilities, Net - (3.0%)		(7,124)
Net Assets - 100.0%		235,595

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 03/06 (4)	1,282	8
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		8

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	9.7
Consumer Staples	8.6
Energy	9.9
Financials	21.0
Health Care	13.1
Industrials	12.2
Information Technology	15.9
Materials	3.3
Telecommunication Services	3.1
Utilities	3.1
Short-Term Investments	0.7
Other Securities	2.4
Total Investments	103.0
Other Assets and Liabilities, Net	(3.0)
	100.0
Futures Contracts	—	*

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

8

SSgA

Small Cap Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,095.90	$1,019.54
Expenses Paid During Period *	$5.51	$5.31

* Expenses are equal to the Fund's expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,093.60	$1,016.86
Expenses Paid During Period *	$8.31	$8.00

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund

9

This page has been intentionally left blank.

SSgA
Small Cap Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 102.1%
Consumer Discretionary - 16.4%
Aftermarket Technology Corp. (Æ)	15,977	347
AnnTaylor Stores Corp. (Æ)	4,000	145
Arbitron, Inc. (Ñ)	3,600	141
ArvinMeritor, Inc.	58,800	984
Career Education Corp. (Æ)	4,200	138
Catalina Marketing Corp. (Ñ)	45,800	1,016
Conn's, Inc. (Æ)(Ñ)	9,800	365
DHB Industries, Inc. (Æ)(Ñ)	34,000	158
Furniture Brands International, Inc.	48,707	1,204
Genesco, Inc. (Æ)	19,200	780
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	56,400	808
Group 1 Automotive, Inc.	30,000	1,148
Guess?, Inc. (Æ)(Ñ)	26,500	959
Jakks Pacific, Inc. (Æ)	11,300	280
K-Swiss, Inc. Class A	32,200	940
Luby's, Inc. (Æ)(Ñ)	23,300	347
Matthews International Corp. Class A (Ñ)	6,344	236
Men's Wearhouse, Inc. (Ñ)	12,749	399
Monarch Casino & Resort, Inc. (Æ)	20,300	544
Nutri System, Inc. (Æ)(Ñ)	15,900	683
Pantry, Inc. (The) (Æ)(Ñ)	38,102	2,255
Papa John's International, Inc. (Æ)(Ñ)	36,356	1,196
Payless Shoesource, Inc. (Æ)(Ñ)	53,000	1,256
Phillips-Van Heusen Corp. (Ñ)	37,700	1,338
RH Donnelley Corp. (Æ)	20,900	1,275
Scholastic Corp. (Æ)(Ñ)	19,400	571
Sotheby's Holdings Class A (Æ)(Ñ)	56,800	1,200
Steven Madden, Ltd.	19,901	638
Stewart Enterprises, Inc. Class A (Æ)(Ñ)	94,700	480
Tupperware Brands Corp.	17,500	371
Yankee Candle Co., Inc.	28,000	813
		23,015
Consumer Staples - 3.5%
Chattem, Inc. (Æ)(Ñ)	24,100	940
Chiquita Brands International, Inc. (Ñ)	37,900	652
Energizer Holdings, Inc. (Æ)	23,900	1,306
Longs Drug Stores Corp.	44,900	1,723
Premium Standard Farms, Inc. (Ñ)	22,600	339
		4,960
Energy - 8.1%
Forest Oil Corp. (Æ)(Ñ)	26,800	1,331
Frontier Oil Corp. (Ñ)	26,700	1,235
Giant Industries, Inc. (Æ)	15,300	890
Grey Wolf, Inc. (Æ)(Ñ)	137,300	953
Harvest Natural Resources, Inc. (Æ)	20,600	186
Helmerich & Payne, Inc.	23,000	1,513
Lone Star Technologies, Inc. (Æ)	18,000	894
NS Group, Inc. (Æ)(Ñ)	28,300	1,154

	Principal Amount ($) or Shares	Market Value $
Overseas Shipholding Group, Inc. (Ñ)	18,100	915
Swift Energy Co. (Æ)	21,200	822
Todco Class A	25,100	841
W&T Offshore, Inc. (Ñ)	16,600	646
		11,380
Financials - 20.8%
1st Source Corp. (Ñ)	100	3
Affiliated Managers Group, Inc. (Æ)(Ñ)	9,350	920
AmeriCredit Corp. (Æ)(Ñ)	47,900	1,413
AmerUs Group Co. (Ñ)	23,000	1,386
Arbor Realty Trust, Inc. (ö)	24,589	647
Ashford Hospitality Trust, Inc. (ö)(Ñ)	22,400	280
Asta Funding, Inc.	14,200	494
Bankunited Financial Corp. Class A (Ñ)	21,883	611
Banner Corp. (Ñ)	3,329	107
Capitol Bancorp, Ltd. (Æ)(Ñ)	1,900	82
CharterMac (Ñ)	10,700	236
City Bank	800	34
Columbia Banking System, Inc. (Ñ)	9,329	313
Commercial Net Lease Realty (ö)	15,500	353
Corus Bankshares, Inc. (Ñ)	22,200	1,333
Downey Financial Corp. (Ñ)	15,400	979
EMC Insurance Group, Inc.	3,800	93
Encore Capital Group, Inc. (Æ)(Ñ)	20,853	359
Equity Inns, Inc. (ö)	31,300	485
Financial Federal Corp. (Ñ)	50,549	1,412
First Community Bancorp., Inc. (Ñ)	5,100	305
First Regional Bancorp (Æ)	1,800	151
FirstFed Financial Corp. (Æ)(Ñ)	21,974	1,319
FNB Corp. (Ñ)	200	7
FPIC Insurance Group, Inc. (Æ)	10,800	379
Frontier Financial Corp. (Ñ)	5,894	190
Getty Realty Corp. (ö)(Ñ)	200	6
Glimcher Realty Trust (Ñ)	16,800	448
Hancock Holding Co. (Ñ)	17,479	780
Heritage Property Investment Trust (ö)(Ñ)	8,500	326
Highwoods Properties, Inc. (ö)(Ñ)	37,100	1,200
Horizon Financial Corp.	1,500	36
Innkeepers USA Trust (ö)	25,800	452
Integra Bank Corp.	2,000	43
Irwin Financial Corp. (Ñ)	49,158	985
James River Group, Inc. (Æ)(Ñ)	15,400	370
LandAmerica Financial Group, Inc. (Ñ)	17,228	1,149
LaSalle Hotel Properties (ö)	23,900	955
LTC Properties, Inc. (ö)	16,300	361
MeriStar Hospitality Corp. (Æ)(ö)	44,300	457
Mid-America Apartment Communities, Inc. (ö)	18,600	1,010
Nara Bancorp, Inc.	28,816	503
Navigators Group, Inc. (Æ)	8,069	378
Ohio Casualty Corp.	9,400	288

Small Cap Fund

11

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Oriental Financial Group, Inc.	10,955	156
Santander BanCorp (Ñ)	2,200	53
Selective Insurance Group, Inc. (Ñ)	22,100	1,198
Sierra Bancorp (Ñ)	1,882	47
Sterling Financial Corp.	23,600	683
Tanger Factory Outlet Centers, Inc. (ö)(Ñ)	22,000	711
Texas Regional Bancshares, Inc. Class A	7,200	222
TierOne Corp.	10,678	352
Vineyard National Bancorp (Ñ)	4,200	126
Virginia Financial Group, Inc.	600	24
W Holding Co., Inc.	40,800	328
Washington Trust Bancorp, Inc.	100	3
Whitney Holding Corp.	17,900	613
Zenith National Insurance Corp.	21,500	1,107
		29,261
Health Care - 9.6%
Alkermes, Inc. (Æ)(Ñ)	75,200	1,911
Alpharma, Inc. Class A (Ñ)	46,400	1,404
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	4,200	74
Candela Corp. (Æ)	20,826	399
CV Therapeutics, Inc. (Æ)(Ñ)	40,520	1,090
Genesis HealthCare Corp. (Æ)	24,293	966
Greatbatch, Inc. (Æ)(Ñ)	19,800	438
Haemonetics Corp. (Æ)	44,000	2,279
Immunogen, Inc. (Æ)(Ñ)	93,500	427
InterMune, Inc. (Æ)(Ñ)	66,600	1,269
Kinetic Concepts, Inc. (Æ)	8,300	308
Molina Healthcare, Inc. (Æ)(Ñ)	13,900	395
Regeneron Pharmaceuticals, Inc. (Æ)	23,800	390
Res-Care, Inc. (Æ)	22,500	411
Sierra Health Services, Inc. (Æ)(Ñ)	30,600	1,276
Sybron Dental Specialties, Inc. (Æ)(Ñ)	10,600	406
		13,443
Industrials - 16.4%
Alaska Air Group, Inc. (Æ)	41,700	1,336
AMR Corp. (Æ)(Ñ)	37,100	931
AO Smith Corp. (Ñ)	5,800	269
Arkansas Best Corp. (Ñ)	12,500	519
Bankrate, Inc. (Æ)(Ñ)	6,300	228
BlueLinx Holdings, Inc.	18,800	299
Consolidated Graphics, Inc. (Æ)	14,700	751
Continental Airlines, Inc. Class B (Æ)(Ñ)	22,500	524
Corporate Executive Board Co.	3,200	320
DRS Technologies, Inc. (Ñ)	25,700	1,356
ESCO Technologies, Inc. (Æ)(Ñ)	29,600	1,503
ExpressJet Holdings, Inc. (Æ)(Ñ)	51,900	390
Gardner Denver, Inc. (Æ)	19,900	1,221
Genlyte Group, Inc. (Æ)	21,300	1,318
Heartland Express, Inc. (Ñ)	43,743	1,012

	Principal Amount ($) or Shares	Market Value $
Hub Group, Inc. Class A (Æ)(Ñ)	29,000	1,209
Kennametal, Inc.	24,800	1,450
Korn/Ferry International (Æ)(Ñ)	36,500	768
Pacer International, Inc. (Ñ)	11,100	354
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	19,300	944
Teledyne Technologies, Inc. (Æ)	32,162	1,065
Toro Co.	32,900	1,518
United Rentals, Inc. (Æ)(Ñ)	53,900	1,757
Universal Forest Products, Inc.	7,400	458
Walter Industries, Inc. (Ñ)	23,800	1,567
		23,067
Information Technology - 21.5%
Alloy, Inc. (Æ)(Ñ)	13,700	180
Ansys, Inc. (Æ)(Ñ)	32,400	1,536
Arbinet-thexchange, Inc. (Æ)(Ñ)	8,972	57
Arris Group, Inc. (Æ)(Ñ)	109,500	1,390
Aspen Technology, Inc. (Æ)	13,800	165
Brightpoint, Inc. (Æ)	47,548	1,345
Brocade Communications Systems, Inc. (Æ)(Ñ)	272,800	1,438
Cabot Microelectronics Corp. (Æ)(Ñ)	13,700	467
Checkpoint Systems, Inc. (Æ)(Ñ)	33,694	962
Cymer, Inc. (Æ)	5,400	243
Emulex Corp. (Æ)(Ñ)	80,000	1,424
EPIQ Systems, Inc. (Æ)(Ñ)	16,200	356
Filenet Corp. (Æ)(Ñ)	19,500	502
Harmonic, Inc. (Æ)(Ñ)	64,500	372
Informatica Corp. (Æ)(Ñ)	19,800	317
Inter-Tel, Inc. (Ñ)	24,300	477
Intergraph Corp. (Æ)(Ñ)	32,700	1,186
Internet Security Systems, Inc. (Æ)(Ñ)	59,526	1,388
Ipass, Inc. (Æ)(Ñ)	78,200	577
j2 Global Communications, Inc. (Æ)(Ñ)	26,100	1,138
Komag, Inc. (Æ)(Ñ)	39,000	1,827
Kulicke & Soffa Industries, Inc. (Æ)(Ñ)	50,000	560
Lawson Software, Inc. (Æ)(Ñ)	34,544	275
LeCroy Corp. (Æ)	9,500	141
MicroStrategy, Inc. Class A (Æ)	14,800	1,357
Molecular Devices Corp. (Æ)(Ñ)	11,400	363
MRO Software, Inc. (Æ)	20,300	299
Omnivision Technologies, Inc. (Æ)(Ñ)	45,500	1,160
Packeteer, Inc. (Æ)	16,200	194
Palm, Inc. (Æ)(Ñ)	42,600	1,759
Photronics, Inc. (Æ)(Ñ)	9,753	171
Portalplayer, Inc. (Æ)(Ñ)	31,200	788
QLogic Corp. (Æ)	21,400	880
RSA Security, Inc. (Æ)(Ñ)	54,072	794
Silicon Laboratories, Inc. (Æ)(Ñ)	16,000	768
WebEx Communications, Inc. (Æ)(Ñ)	6,315	176
Websense, Inc. (Æ)(Ñ)	27,400	1,694
Westell Technologies, Inc. Class A (Æ)(Ñ)	303,500	1,442
		30,168

Small Cap Fund

12

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 3.5%
Carpenter Technology Corp. (Ñ)	17,100	1,429
Century Aluminum Co. (Æ)(Ñ)	30,457	1,084
FMC Corp. (Ñ)	22,700	1,380
Metal Management, Inc.	2,500	71
Silgan Holdings, Inc. (Ñ)	8,900	351
Texas Industries, Inc. (Ñ)	10,200	619
		4,934
Telecommunication Services - 0.7%
Iowa Telecommunications Services, Inc.	17,700	313
Valor Communications Group, Inc. (Ñ)	55,464	685
		998
Utilities - 1.6%
Alliant Energy Corp. (Ñ)	26,700	884
El Paso Electric Co. (Æ)	27,400	560
Energen Corp. (Ñ)	22,151	792
		2,236

	Principal Amount ($) or Shares	Market Value $
Total Common Stocks (cost $126,312)		143,462
Other Securities - 26.6%
State Street Navigator Securities Prime Lending Portfolio (W)	37,314,671	37,315
Total Other Securities (cost $37,315)		37,315
Total Investments - 128.7% (identified cost $163,627)		180,777
Other Assets and Liabilities, Net - (28.7%)		(40,262)
Net Assets - 100.0%		140,515

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	16.4
Consumer Staples	3.5
Energy	8.1
Financials	20.8
Health Care	9.6
Industrials	16.4
Information Technology	21.5
Materials	3.5
Telecommunication Services	0.7
Utilities	1.6
Other Securities	26.6
Total Investments	128.7
Other Assets and Liabilities, Net	(28.7)
100.0

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

13

This page has been intentionally left blank.

SSgA

Core Opportunities Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,050.40	$1,019.34
Expenses Paid During Period *	$5.59	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,048.10	$1,016.91
Expenses Paid During Period *	$8.07	$7.95

* Expenses are equal to the Fund's expense ratio of 1.59% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund

15

This page has been intentionally left blank.

SSgA
Core Opportunities Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.1%
Consumer Discretionary - 7.0%
eBay, Inc. (Æ)	49,300	1,975
Hilton Hotels Corp.	99,500	2,408
Nike, Inc. Class B	23,900	2,074
Target Corp.	55,000	2,992
		9,449
Consumer Staples - 9.5%
Coca-Cola Co. (The)	82,800	3,475
Colgate-Palmolive Co.	46,100	2,512
PepsiCo, Inc.	28,000	1,655
Procter & Gamble Co.	39,517	2,368
Walgreen Co.	62,400	2,799
		12,809
Energy - 10.2%
Burlington Resources, Inc.	22,400	2,020
ConocoPhillips	23,200	1,414
EOG Resources, Inc.	43,600	2,939
Halliburton Co.	26,300	1,789
Noble Corp.	24,600	1,818
Occidental Petroleum Corp.	18,300	1,675
Peabody Energy Corp.	45,600	2,201
		13,856
Financials - 20.1%
American International Group, Inc.	32,400	2,150
Bank of America Corp.	74,300	3,407
Citigroup, Inc.	52,900	2,453
Commerce Bancorp, Inc. (Ñ)	81,700	2,710
Franklin Resources, Inc.	27,500	2,824
Goldman Sachs Group, Inc.	10,500	1,483
Moody's Corp.	38,246	2,562
Morgan Stanley (Æ)	57,200	3,413
Wells Fargo & Co.	56,400	3,621
XL Capital, Ltd. Class A (Ñ)	38,700	2,614
		27,237
Health Care - 15.6%
Amgen, Inc. (Æ)	40,400	3,050
Community Health Systems, Inc. (Æ)(Ñ)	56,600	2,146
Eli Lilly & Co.	19,900	1,107
Genzyme Corp. (Æ)	25,100	1,740
Johnson & Johnson	33,700	1,943
Medco Health Solutions, Inc. (Æ)	36,600	2,039
Medtronic, Inc.	53,400	2,881
Pfizer, Inc.	154,400	4,044
UnitedHealth Group, Inc.	36,900	2,149
		21,099

	Principal Amount ($) or Shares	Market Value $
Industrials - 11.4%
Danaher Corp.	45,900	2,781
General Dynamics Corp.	22,900	2,823
General Electric Co.	191,500	6,295
Rockwell Automation, Inc.	26,500	1,806
United Technologies Corp.	28,700	1,679
		15,384
Information Technology - 17.7%
Apple Computer, Inc. (Æ)	56,100	3,845
Automatic Data Processing, Inc.	43,900	2,028
Cisco Systems, Inc. (Æ)	189,100	3,827
Corning, Inc. (Æ)	85,800	2,094
Electronic Arts, Inc. (Æ)	35,000	1,819
EMC Corp. (Æ)	177,300	2,486
Linear Technology Corp.	44,500	1,640
Microsoft Corp.	113,300	3,048
Motorola, Inc.	57,900	1,239
Qualcomm, Inc.	40,700	1,922
		23,948
Materials - 3.9%
Air Products & Chemicals, Inc.	36,400	2,335
Phelps Dodge Corp.	10,900	1,504
Rohm & Haas Co.	30,200	1,503
		5,342
Telecommunication Services - 2.7%
Alltel Corp.	24,200	1,528
Sprint Nextel Corp.	90,800	2,182
		3,710
Utilities - 1.0%
TXU Corp.	26,500	1,388
Total Common Stocks (cost $114,105)		134,222
Short-Term Investments - 1.2%
SSgA Prime Money Market Fund	1,577,299	1,577
Total Short-Term Investments (cost $1,577)		1,577
Other Securities - 3.8%
State Street Navigator Securities Prime Lending Portfolio (½)	5,097,132	5,097
Total Other Securities (cost $5,097)		5,097

Core Opportunities Fund

17

SSgA
Core Opportunities Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Market Value $
Total Investments - 104.1% (identified cost $120,779)	140,896
Other Assets and Liabilities, Net - (4.1%)	(5,511)
Net Assets - 100.0%	135,385

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	7.0
Consumer Staples	9.5
Energy	10.2
Financials	20.1
Health Care	15.6
Industrials	11.4
Information Technology	17.7
Materials	3.9
Telecommunication Services	2.7
Utilities	1.0
Short-Term Investments	1.2
Other Securities	3.8
Total Investments	104.1
Other Assets and Liabilities, Net	(4.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund

18

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,139.90	$1,019.84
Expenses Paid During Period *	$5.31	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund

19

This page has been intentionally left blank.

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Apartments - 19.1%
Apartment Investment & Management Co. Class A (ö)(Ñ)	51,421	2,278
Archstone-Smith Trust (ö)	146,771	6,957
AvalonBay Communities, Inc. (ö)	75,927	7,821
Camden Property Trust (ö)	55,487	3,654
Equity Residential (ö)	164,445	7,446
Essex Property Trust, Inc. (ö)	27,650	2,755
		30,911
Diversified - 6.9%
St. Joe Co. (The) (Ñ)	35,647	2,136
Vornado Realty Trust (ö)	102,012	9,078
		11,214
Hotels/Leisure - 8.3%
Host Marriott Corp. (ö)	282,796	5,495
LaSalle Hotel Properties (ö)	90,392	3,611
Starwood Hotels & Resorts Worldwide, Inc. (ö)	42,585	2,704
Strategic Hotel Capital, Inc. (ö)(Ñ)	77,639	1,677
		13,487
Industrial - 9.7%
Centerpoint Properties Trust (ö)	65,800	3,280
ProLogis (ö)	236,462	12,419
		15,699
Office - 17.8%
Boston Properties, Inc. (ö)	103,436	8,758
Brookfield Properties Corp.	95,366	2,824
CarrAmerica Realty Corp. (ö)	69,329	2,874
Corporate Office Properties Trust (ö)(Ñ)	91,398	3,795
Equity Office Properties Trust (ö)	222,706	7,004
Reckson Associates Realty Corp. (ö)	85,892	3,513
		28,768
Regional Malls - 20.1%
SL Green Realty Corp. (ö)	55,558	4,829
General Growth Properties, Inc. (ö)	223,147	11,245
Mills Corp. (The) (ö)(Ñ)	30,542	1,207
Simon Property Group, Inc. (ö)	183,875	15,256
		32,537
Storage - 4.5%
Public Storage, Inc. (ö)	93,713	7,312

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 12.4%
Acadia Realty Trust (ö)	93,905	2,059
Developers Diversified Realty Corp. (ö)(Ñ)	108,351	5,438
Kimco Realty Corp. (ö)	159,044	5,715
Pan Pacific Retail Properties, Inc. (ö)	43,361	3,001
Regency Centers Corp. (ö)	58,841	3,795
		20,008
Total Common Stocks (cost $83,923)		159,936
Short-Term Investments - 1.3%
AIM Short Term Investment Prime Portfolio	76	—	±
Federated Investors Prime Cash Obligations Fund	2,151,393	2,151
Total Short-Term Investments (cost $2,151)		2,151
Other Securities - 3.7%
State Street Navigator Securities Prime Lending Portfolio (W)	6,052,672	6,053
Total Other Securities (cost $6,053)		6,053
Total Investments - 103.8% (identified cost $92,127)		168,140
Other Assets and Liabilities, Net - (3.8%)		(6,101)
Net Assets - 100.0%		162,039

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

21

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Apartments	19.1
Diversified	6.9
Hotels/Leisure	8.3
Industrial	9.7
Office	17.8
Regional Malls	20.1
Storage	4.5
Shopping Centers	12.4
Short-Term Investments	1.3
Other Securities	3.7
Total Investments	103.8
Other Assets and Liabilities, Net	(3.8)
100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

22

SSgA

Aggressive Equity Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,059.10	$1,019.34
Expenses Paid During Period *	$5.62	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,055.60	$1,016.86
Expenses Paid During Period *	$8.15	$8.00

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund

23

This page has been intentionally left blank.

SSgA
Aggressive Equity Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.9%
Consumer Discretionary - 13.7%
CBS Corp. Class B	38,800	949
Claire's Stores, Inc.	14,700	471
Darden Restaurants, Inc.	47,000	1,971
Newell Rubbermaid, Inc.	57,800	1,437
Nike, Inc. Class B	9,100	790
Staples, Inc.	51,500	1,264
Walt Disney Co.	21,900	613
		7,495
Consumer Staples - 3.5%
Altria Group, Inc.	2,800	201
Coca-Cola Enterprises, Inc.	27,500	541
Dean Foods Co. (Æ)	700	26
Kellogg Co.	4,300	191
Loews Corp.	4,000	190
Procter & Gamble Co.	12,400	743
		1,892
Energy - 6.3%
Exxon Mobil Corp.	14,600	867
Sunoco, Inc.	12,100	897
Todco Class A	25,100	841
Valero Energy Corp.	15,600	839
		3,444
Financials - 25.8%
Allstate Corp. (The)	9,800	537
AmeriCredit Corp. (Æ)	68,800	2,030
Bank of America Corp.	45,800	2,100
Bear Stearns Cos., Inc. (The)	14,800	1,990
Capital One Financial Corp.	5,000	438
Citigroup, Inc.	18,400	853
CompuCredit Corp. (Æ)(Ñ)	12,700	480
Countrywide Financial Corp.	32,198	1,110
First Horizon National Corp. (Ñ)	9,900	387
FirstFed Financial Corp. (Æ)(Ñ)	500	30
Genworth Financial, Inc. Class A	8,100	258
Hartford Financial Services Group, Inc.	16,300	1,343
KeyCorp	19,800	738
National City Corp.	20,500	713
Prudential Financial, Inc.	4,800	370
UnionBanCal Corp.	6,600	456
Wachovia Corp.	4,700	263
		14,096
Health Care - 16.0%
Amgen, Inc. (Æ)	3,700	279
Applera Corp. - Applied Biosystems Group	9,900	280

	Principal Amount ($) or Shares	Market Value $
Becton Dickinson & Co.	36,200	2,311
Biogen Idec, Inc. (Æ)	3,700	175
Cigna Corp.	3,300	405
Health Net, Inc. (Æ)	16,300	782
Johnson & Johnson	25,200	1,453
King Pharmaceuticals, Inc. (Æ)	92,000	1,495
McKesson Corp.	12,500	677
Merck & Co., Inc.	25,000	871
		8,728
Industrials - 11.6%
AO Smith Corp. (Ñ)	21,200	982
Applied Industrial Technologies, Inc.	6,500	278
Raytheon Co.	39,900	1,732
USG Corp. (Æ)(Ñ)	11,700	988
Walter Industries, Inc. (Ñ)	19,900	1,310
YRC Worldwide, Inc. (Æ)(Ñ)	21,100	1,009
		6,299
Information Technology - 18.9%
Apple Computer, Inc. (Æ)	31,900	2,186
Cisco Systems, Inc. (Æ)	9,300	188
EMC Corp. (Æ)	29,400	412
Emulex Corp. (Æ)(Ñ)	37,900	674
Global Payments, Inc.	32,900	1,713
Intel Corp.	36,700	756
International Business Machines Corp.	2,700	217
Lam Research Corp. (Æ)	6,300	271
Microsoft Corp.	52,700	1,418
Motorola, Inc.	13,300	285
Oracle Corp. (Æ)	117,300	1,457
Tekelec (Æ)(Ñ)	19,000	255
Texas Instruments, Inc.	15,500	463
		10,295
Materials - 1.6%
Phelps Dodge Corp.	2,100	290
Rohm & Haas Co.	1,500	75
Scotts Miracle-Gro Co. (The) Class A	10,800	517
		882
Utilities - 1.5%
Exelon Corp.	7,500	428
TXU Corp.	7,200	377
		805
Total Common Stocks (cost $46,449)		53,936

Aggressive Equity Fund

25

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.0%
Federated Investors Prime Cash Obligations Fund	558,922	559
Total Short-Term Investments (cost $559)		559
Other Securities - 11.5%
State Street Navigator Securities Prime Lending Portfolio (W)	6,265,742	6,266
Total Other Securities (cost $6,266)		6,266
Total Investments - 111.4% (identified cost $53,274)		60,761
Other Assets and Liabilities, Net - (11.4%)		(6,236)
Net Assets - 100.0%		54,525

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	13.7
Consumer Staples	3.5
Energy	6.3
Financials	25.8
Health Care	16.0
Industrials	11.6
Information Technology	18.9
Materials	1.6
Utilities	1.5
Short-Term Investments	1.0
Other Securities	11.5
Total Investments	111.4
Other Assets and Liabilities, Net	(11.4)
100.0

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund

26

SSgA

IAM SHARES Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,062.60	$1,022.56
Expenses Paid During Period *	$2.30	$2.26

* Expenses are equal to the Fund's expense ratio of .45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

IAM SHARES Fund

27

This page has been intentionally left blank.

SSgA
IAM SHARES Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Consumer Discretionary - 11.4%
Apollo Group, Inc. Class A (Æ)	800	40
Autozone, Inc. (Æ)	200	19
Bed Bath & Beyond, Inc. (Æ)	5,100	184
Best Buy Co., Inc.	8,325	448
Big Lots, Inc. (Æ)(Ñ)	100	1
Black & Decker Corp.	5,400	462
Brunswick Corp.	4,700	184
Carnival Corp.	4,300	222
CBS Corp. Class B	14,201	347
Centex Corp. (Ñ)	1,000	68
Circuit City Stores, Inc.	1,600	38
Clear Channel Communications, Inc.	1,700	48
Coach, Inc. (Æ)	16,976	606
Comcast Corp. Class A (Æ)	26,244	704
Darden Restaurants, Inc.	700	29
Dillard's, Inc. Class A	500	12
DIRECTV Group, Inc. (The) (Æ)	19,411	306
Dollar General Corp.	2,600	45
DR Horton, Inc.	5,100	174
Eastman Kodak Co. (Ñ)	100	3
eBay, Inc. (Æ)	22,400	897
Ethan Allen Interiors, Inc. (Ñ)	10,200	415
Family Dollar Stores, Inc.	8,500	219
Federated Department Stores, Inc.	8,134	578
Ford Motor Co. (Ñ)	33,321	266
Gap, Inc. (The)	9,500	176
General Motors Corp. (Ñ)	6,480	132
H&R Block, Inc.	4,200	94
Harley-Davidson, Inc.	11,100	583
Home Depot, Inc.	35,800	1,509
International Game Technology	2,100	75
Interpublic Group of Cos., Inc. (Æ)(Ñ)	2,400	25
JC Penney Co., Inc.	7,900	463
Johnson Controls, Inc.	8,000	570
KB Home	100	7
Knight-Ridder, Inc.	6,000	360
Kohl's Corp. (Æ)	8,200	395
Koninklijke Philips Electronics NV	6,389	208
Leggett & Platt, Inc. (Ñ)	7,700	181
Lennar Corp. Class A (Ñ)	300	18
Liberty Media Corp. Class A (Æ)	26,792	221
Limited Brands, Inc.	3,100	73
Liz Claiborne, Inc.	100	4
Lowe's Cos., Inc.	13,000	886
Marriott International, Inc. Class A	7,300	499
McDonald's Corp.	20,200	705
McGraw-Hill Cos., Inc. (The)	100	5
Meredith Corp. (Ñ)	6,300	347
New York Times Co. Class A (Ñ)	15,400	435

	Principal Amount ($) or Shares	Market Value $
Newell Rubbermaid, Inc.	14,600	363
News Corp. Class A	27,100	441
Nike, Inc. Class B	1,200	104
Nordstrom, Inc.	4,600	175
Office Depot, Inc. (Æ)	6,200	221
OfficeMax, Inc.	100	3
Omnicom Group, Inc.	2,100	168
Pulte Homes, Inc.	1,800	69
RadioShack Corp.	400	8
Sears Holdings Corp. (Æ)	4,039	487
Sherwin-Williams Co. (The)	5,700	260
Staples, Inc.	10,900	268
Starbucks Corp. (Æ)	11,400	414
Starwood Hotels & Resorts Worldwide, Inc. (ö)	9,400	597
Target Corp.	18,900	1,028
Tiffany & Co.	10,500	390
Time Warner, Inc.	69,850	1,209
TJX Cos., Inc.	5,400	132
Tribune Co.	18,807	576
Univision Communications, Inc. Class A (Æ)	200	7
VF Corp.	100	5
Viacom, Inc. Class B (Æ)	14,201	567
Walt Disney Co.	53,200	1,489
Washington Post Co. (The) Class B (Ñ)	521	392
Wendy's International, Inc.	600	35
Whirlpool Corp. (Ñ)	4,900	440
Yum! Brands, Inc.	3,400	162
		24,296
Consumer Staples - 9.1%
Albertson's, Inc.	1,400	36
Altria Group, Inc.	41,800	3,005
Anheuser-Busch Cos., Inc.	27,200	1,130
Archer-Daniels-Midland Co.	18,330	581
Avon Products, Inc.	3,700	107
Brown-Forman Corp. Class B	100	7
Campbell Soup Co.	14,800	461
Coca-Cola Co. (The)	42,200	1,771
ConAgra Foods, Inc.	21,300	448
Constellation Brands, Inc. Class A (Æ)	100	3
Costco Wholesale Corp.	12,900	662
CVS Corp.	12,500	354
Dean Foods Co. (Æ)	6,600	247
Kellogg Co.	8,700	385
Kimberly-Clark Corp.	14,300	846
Kraft Foods, Inc. Class A (Ñ)	5,470	165
Kroger Co. (The) (Æ)	24,800	497
Molson Coors Brewing Co. Class B (Ñ)	100	6
PepsiCo, Inc.	33,940	2,006

IAM SHARES Fund

29

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co.	66,300	3,973
Safeway, Inc.	18,600	452
Sara Lee Corp.	36,430	644
Supervalu, Inc.	8,500	269
Sysco Corp.	19,900	599
UST, Inc. (Ñ)	100	4
Walgreen Co.	16,300	731
		19,389
Energy - 9.4%
Anadarko Petroleum Corp.	3,500	347
Apache Corp.	5,400	361
Baker Hughes, Inc.	6,200	421
BJ Services Co.	2,000	63
BP PLC - ADR	4,168	277
Burlington Resources, Inc.	6,900	622
Chevron Corp.	47,329	2,673
ConocoPhillips	19,300	1,177
Devon Energy Corp.	7,700	451
El Paso Corp. (Ñ)	13,400	175
EOG Resources, Inc.	4,800	324
Exxon Mobil Corp.	116,768	6,933
Halliburton Co. (Ñ)	9,200	626
Marathon Oil Corp.	5,300	374
Murphy Oil Corp.	1,400	66
Nabors Industries, Ltd. (Æ)	300	20
National-Oilwell Varco, Inc. (Æ)	1,700	103
Noble Corp.	100	7
Occidental Petroleum Corp.	5,200	476
Royal Dutch Shell PLC Class A	4,200	254
Schlumberger, Ltd.	16,900	1,944
Sunoco, Inc.	1,800	133
Transocean, Inc. (Æ)	13,564	1,006
Valero Energy Corp.	10,600	570
Weatherford International, Ltd. (Æ)	100	4
Williams Cos., Inc.	10,900	235
XTO Energy, Inc.	7,800	327
		19,969
Financials - 19.9%
ACE, Ltd.	4,200	234
Aegon NV	36,211	598
Aflac, Inc.	7,900	365
Allstate Corp. (The)	8,800	482
Ambac Financial Group, Inc. (Ñ)	300	23
American Express Co.	21,200	1,142
American Financial Group, Inc.	18,800	778
American International Group, Inc.	44,174	2,931
Ameriprise Financial, Inc.	3,340	152
AmSouth Bancorporation	6,700	186
AON Corp.	5,900	234

	Principal Amount ($) or Shares	Market Value $
Apartment Investment & Management Co. Class A (ö)	100	4
Archstone-Smith Trust (ö)	4,900	232
Bank of America Corp.	81,934	3,757
Bank of New York Co., Inc. (The)	12,400	425
BB&T Corp.	7,900	312
Bear Stearns Cos., Inc. (The)	1,600	215
Capital One Financial Corp.	5,200	456
Charles Schwab Corp. (The) (Æ)	23,200	376
Chubb Corp.	1,800	172
Cincinnati Financial Corp.	100	4
CIT Group, Inc.	2,100	113
Citigroup, Inc.	108,266	5,020
Comerica, Inc.	1,200	69
Compass Bancshares, Inc.	1,100	55
Countrywide Financial Corp.	10,600	366
E*Trade Financial Corp. (Æ)	12,400	317
Equity Office Properties Trust (ö)	1,600	50
Equity Residential (ö)	1,200	54
Fannie Mae	15,900	869
Federated Investors, Inc. Class B	100	4
Fifth Third Bancorp	8,100	313
First Horizon National Corp.	100	4
Franklin Resources, Inc.	2,200	226
Freddie Mac	10,200	687
Genworth Financial, Inc. Class A	3,500	111
Golden West Financial Corp.	5,200	369
Goldman Sachs Group, Inc.	7,400	1,046
Hartford Financial Services Group, Inc.	4,200	346
HSBC Holdings PLC - ADR (Ñ)	6,269	537
Huntington Bancshares, Inc. (Ñ)	100	2
Janus Capital Group, Inc.	28,900	634
Jefferson-Pilot Corp.	100	6
JPMorgan Chase & Co.	61,486	2,530
KeyCorp	5,100	190
Lehman Brothers Holdings, Inc.	4,200	613
Lincoln National Corp. (Ñ)	100	6
Loews Corp.	100	9
M&T Bank Corp.	1,700	191
Marsh & McLennan Cos., Inc.	9,000	278
Marshall & Ilsley Corp.	4,500	198
MBIA, Inc.	600	35
Mellon Financial Corp.	8,300	300
Merrill Lynch & Co., Inc.	14,200	1,096
Metlife, Inc.	11,600	581
MGIC Investment Corp. (Ñ)	400	26
Moody's Corp.	4,000	268
Morgan Stanley (Æ)	17,000	1,014
National City Corp.	7,400	258
North Fork Bancorporation, Inc.	13,050	333
Northern Trust Corp.	4,300	227
Plum Creek Timber Co., Inc. (ö)	5,100	190

IAM SHARES Fund

30

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PNC Financial Services Group, Inc.	4,100	288
Principal Financial Group, Inc.	3,200	156
Progressive Corp. (The)	3,100	333
ProLogis (ö)	4,800	252
Prudential Financial, Inc.	7,600	586
Public Storage, Inc. (ö)	500	39
Regions Financial Corp.	5,100	177
Safeco Corp.	100	5
Simon Property Group, Inc. (ö)	4,600	382
SLM Corp.	6,300	355
Sovereign Bancorp, Inc.	8,900	185
St. Paul Travelers Cos., Inc. (The)	19,383	833
SunTrust Banks, Inc.	5,100	369
Synovus Financial Corp.	8,300	235
T Rowe Price Group, Inc.	1,400	108
Torchmark Corp.	100	6
UnumProvident Corp.	800	17
US Bancorp	31,012	959
Vornado Realty Trust (ö)	2,800	249
Wachovia Corp.	27,300	1,531
Washington Mutual, Inc.	15,050	643
Wells Fargo & Co.	29,500	1,894
XL Capital, Ltd. Class A (Ñ)	400	27
Zions Bancorporation	1,000	83
		42,331
Health Care - 12.3%
Abbott Laboratories	25,400	1,122
Aetna, Inc.	10,400	530
Allergan, Inc.	2,100	227
AmerisourceBergen Corp.	800	37
Amgen, Inc. (Æ)	20,572	1,553
Applera Corp. - Applied Biosystems Group	17,800	503
Bausch & Lomb, Inc.	100	7
Baxter International, Inc.	22,800	863
Becton Dickinson & Co.	1,600	102
Biogen Idec, Inc. (Æ)	5,800	274
Biomet, Inc.	400	15
Boston Scientific Corp. (Æ)	11,800	288
Bristol-Myers Squibb Co.	26,000	601
Cardinal Health, Inc.	5,200	377
Caremark Rx, Inc. (Æ)	9,200	458
Cigna Corp.	2,200	270
Coventry Health Care, Inc. (Æ)	3,900	232
CR Bard, Inc.	100	7
Edwards Lifesciences Corp. (Æ)	7,900	327
Eli Lilly & Co.	17,200	957
Express Scripts, Inc. (Æ)	3,600	314
Fisher Scientific International, Inc. (Æ)	5,600	382
Forest Laboratories, Inc. (Æ)	5,700	262

	Principal Amount ($) or Shares	Market Value $
Genzyme Corp. (Æ)	3,800	263
Gilead Sciences, Inc. (Æ)	6,800	423
Guidant Corp.	4,800	368
HCA, Inc.	5,700	273
Health Management Associates, Inc. Class A	1,500	32
Hospira, Inc. (Æ)	900	36
Humana, Inc. (Æ)	4,700	243
IMS Health, Inc.	1,300	31
Invitrogen Corp. (Æ)	4,012	285
Johnson & Johnson	48,200	2,779
King Pharmaceuticals, Inc. (Æ)	2,200	36
Laboratory Corp. of America Holdings (Æ)	1,000	58
Manor Care, Inc.	100	4
McKesson Corp.	4,600	249
Medco Health Solutions, Inc. (Æ)	6,862	382
Medimmune, Inc. (Æ)	1,800	66
Medtronic, Inc.	18,500	998
Merck & Co., Inc.	49,200	1,715
Millipore Corp. (Æ)	100	7
Mylan Laboratories, Inc.	1,200	28
Patterson Cos., Inc. (Æ)	800	29
Pfizer, Inc.	127,145	3,330
Quest Diagnostics, Inc.	1,300	69
Schering-Plough Corp.	38,000	703
St. Jude Medical, Inc. (Æ)	5,200	237
Steris Corp.	11,400	282
Stryker Corp.	3,200	148
Tenet Healthcare Corp. (Æ)	3,100	24
UnitedHealth Group, Inc.	22,100	1,287
Watson Pharmaceuticals, Inc. (Æ)	100	3
WellPoint, Inc. (Æ)	11,000	845
Wyeth	21,200	1,056
Zimmer Holdings, Inc. (Æ)	3,370	233
		26,230
Industrials - 13.3%
3M Co.	19,600	1,442
Actuant Corp. Class A (Ñ)	3,900	215
Amazon.Com, Inc. (Æ)	4,500	169
Boeing Co.	16,400	1,192
Caterpillar, Inc.	17,400	1,272
Cendant Corp.	34,800	578
CSX Corp.	5,000	277
Danaher Corp. (Ñ)	12,500	757
Deere & Co.	5,500	420
Dover Corp.	13,200	633
Eaton Corp.	7,800	543
Emerson Electric Co.	14,500	1,186
Equifax, Inc.	300	11
FedEx Corp.	4,000	429
Fluor Corp.	200	17

IAM SHARES Fund

31

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Dynamics Corp.	6,500	801
General Electric Co.	196,700	6,466
Honeywell International, Inc.	20,362	834
Illinois Tool Works, Inc.	9,504	816
Kansas City Southern (Æ)(Ñ)	8,550	198
L-3 Communications Holdings, Inc.	4,800	399
Lockheed Martin Corp.	6,900	503
Manpower, Inc.	6,300	338
Masco Corp.	18,800	586
Monster Worldwide, Inc. (Æ)	500	25
Norfolk Southern Corp.	12,800	655
Northrop Grumman Corp.	11,300	724
Paccar, Inc.	6,300	440
Pitney Bowes, Inc.	100	4
Raytheon Co.	11,500	499
Robert Half International, Inc.	600	22
Rockwell Automation, Inc.	4,200	286
Rockwell Collins, Inc.	4,200	223
Ryder System, Inc.	7,500	333
Siemens AG - ADR	2,700	248
Southwest Airlines Co.	28,225	473
Tyco International, Ltd.	36,700	947
Union Pacific Corp.	7,200	638
United Parcel Service, Inc. Class B	10,614	793
United Technologies Corp.	20,600	1,205
Waste Management, Inc.	19,900	662
		28,259
Information Technology - 14.0%
ADC Telecommunications, Inc. (Æ)	300	8
Adobe Systems, Inc.	8,200	317
Advanced Micro Devices, Inc. (Æ)	10,300	398
Affiliated Computer Services, Inc. Class A (Æ)	600	38
Agilent Technologies, Inc. (Æ)	5,342	192
Altera Corp. (Æ)	3,300	66
Amphenol Corp. Class A (Ñ)	7,700	387
Analog Devices, Inc.	6,800	259
Apple Computer, Inc. (Æ)	14,800	1,014
Applied Materials, Inc.	26,800	492
Applied Micro Circuits Corp. (Æ)	100	—	±
Autodesk, Inc.	6,200	233
Automatic Data Processing, Inc.	6,900	319
Avaya, Inc. (Æ)	4,300	48
BMC Software, Inc. (Æ)	1,700	37
Broadcom Corp. Class A (Æ)	9,450	426
CA, Inc.	5,500	149
Ciena Corp. (Æ)	4,400	18
Cisco Systems, Inc. (Æ)	110,200	2,230
Citrix Systems, Inc. (Æ)	1,700	55
Computer Sciences Corp. (Æ)	11,400	620
Compuware Corp. (Æ)	3,900	32
Comverse Technology, Inc. (Æ)	200	6

	Principal Amount ($) or Shares	Market Value $
Convergys Corp. (Æ)	100	2
Corning, Inc. (Æ)	24,400	596
Dell, Inc. (Æ)	41,000	1,189
Electronic Arts, Inc. (Æ)	5,000	260
Electronic Data Systems Corp. (Ñ)	8,500	227
EMC Corp. (Æ)	38,900	545
First Data Corp.	11,336	512
Fiserv, Inc. (Æ)	700	29
Freescale Semiconductor, Inc. Class B (Æ)	7,738	209
Gateway, Inc. (Æ)(Ñ)	100	—	±
Hewlett-Packard Co.	49,232	1,615
Intel Corp.	104,700	2,157
International Business Machines Corp.	26,600	2,134
Intuit, Inc. (Æ)	1,700	83
Jabil Circuit, Inc. (Æ)	300	11
JDS Uniphase Corp. (Æ)	17,600	54
KLA-Tencor Corp.	4,400	230
Lexmark International, Inc. Class A (Æ)	1,300	61
Linear Technology Corp.	2,600	96
LSI Logic Corp. (Æ)	4,000	39
Lucent Technologies, Inc. (Æ)(Ñ)	76,295	214
Maxim Integrated Products, Inc.	6,400	250
Micron Technology, Inc. (Æ)	13,500	209
Microsoft Corp.	172,800	4,648
Motorola, Inc.	39,700	850
National Semiconductor Corp.	8,400	236
NCR Corp. (Æ)	1,300	52
Network Appliance, Inc. (Æ)	7,900	262
Novell, Inc. (Æ)	3,700	35
Novellus Systems, Inc. (Æ)	300	8
Nvidia Corp. (Æ)	2,900	137
Oracle Corp. (Æ)	87,649	1,089
Parametric Technology Corp. (Æ)	40	1
Paychex, Inc.	4,300	172
PMC - Sierra, Inc. (Æ)(Ñ)	1,300	13
QLogic Corp. (Æ)	800	33
Qualcomm, Inc.	27,500	1,298
Sabre Holdings Corp. Class A	100	2
Sanmina-SCI Corp. (Æ)	1,300	5
Solectron Corp. (Æ)	1,500	5
Sun Microsystems, Inc. (Æ)	57,900	241
Symantec Corp. (Æ)	21,145	357
Symbol Technologies, Inc.	2,800	33
Tellabs, Inc. (Æ)	900	13
Teradyne, Inc. (Æ)	100	2
Texas Instruments, Inc.	27,100	809
Unisys Corp. (Æ)(Ñ)	900	6
Waters Corp. (Æ)	300	13
Xerox Corp. (Æ)	33,300	496
Xilinx, Inc.	7,000	191
Yahoo!, Inc. (Æ)	23,000	737
		29,810

IAM SHARES Fund

32

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 2.4%
Air Products & Chemicals, Inc.	6,000	385
Alcoa, Inc.	14,800	434
Dow Chemical Co. (The)	22,888	985
EI Du Pont de Nemours & Co.	6,700	270
Freeport-McMoRan Copper & Gold, Inc. Class B	2,400	122
International Paper Co.	13,773	451
Martin Marietta Materials, Inc.	3,700	361
Monsanto Co.	2,700	226
Newmont Mining Corp.	6,600	349
Nucor Corp.	1,400	120
Rohm & Haas Co.	7,236	360
Temple-Inland, Inc.	8,600	367
United States Steel Corp.	800	44
Weyerhaeuser Co.	8,100	553
		5,027
Telecommunication Services - 3.0%
Alltel Corp.	5,200	328
AT&T, Inc.	60,799	1,678
BellSouth Corp.	26,100	824
CenturyTel, Inc. (Ñ)	100	4
Citizens Communications Co.	2,800	37
Qwest Communications International, Inc. (Æ)(Ñ)	25,000	158
Sprint Nextel Corp. (Æ)	51,189	1,230
Verizon Communications, Inc.	63,772	2,149
		6,408
Utilities - 2.9%
AES Corp. (The) (Æ)	19,300	334
Allegheny Energy, Inc. (Æ)	1,700	61
Ameren Corp.	3,000	152
American Electric Power Co., Inc.	6,900	252
Centerpoint Energy, Inc. (Ñ)	2,700	35
Cinergy Corp.	4,100	181
CMS Energy Corp. (Æ)	1,600	22
Consolidated Edison, Inc.	2,300	105
Constellation Energy Group, Inc.	4,100	241
Dominion Resources, Inc.	5,300	398
DTE Energy Co.	100	4
Duke Energy Corp. (Ñ)	12,600	358
Dynegy, Inc. Class A (Æ)(Ñ)	100	1
Edison International	6,900	306
Entergy Corp.	2,900	210
Exelon Corp.	12,200	697
FirstEnergy Corp.	5,500	281

	Principal Amount ($) or Shares	Market Value $
FPL Group, Inc.	6,600	277
KeySpan Corp.	100	4
Kinder Morgan, Inc.	700	65
Nicor, Inc. (Ñ)	200	8
NiSource, Inc.	100	2
Peoples Energy Corp. (Ñ)	100	4
PG&E Corp. (Ñ)	7,900	301
Pinnacle West Capital Corp.	100	4
PPL Corp.	7,400	235
Progress Energy, Inc.	500	22
Public Service Enterprise Group, Inc.	5,200	361
Sempra Energy	4,100	196
Southern Co. (The)	11,200	381
TECO Energy, Inc.	100	2
TXU Corp.	14,200	744
Xcel Energy, Inc. (Ñ)	800	15
		6,259
Total Common Stocks (cost $193,330)		207,978
Short-Term Investments - 2.2%
AIM Short Term Investment Prime Portfolio	4,338,595	4,339
American Beacon Money Market Fund	93,777	94
United States Treasury Bills (ç)(ÿ)(§) 3.890% due 03/09/06	210	210
Total Short-Term Investments (cost $4,643)		4,643
Other Securities - 3.1%
State Street Navigator Securities Prime Lending Portfolio (W)	6,656,314	6,656
Total Other Securities (cost $6,656)		6,656
Total Investments - 103.0% (identified cost $204,629)		219,277
Other Assets and Liabilities, Net - (3.0%)		(6,357)
Net Assets - 100.0%		212,920

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

33

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 03/06 (10)	3,206	10
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		10

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	11.4
Consumer Staples	9.1
Energy	9.4
Financials	19.9
Health Care	12.3
Industrials	13.3
Information Technology	14.0
Materials	2.4
Telecommunications Services	3.0
Utilities	2.9
Short-Term Investments	2.2
Other Securities	3.1
Total Investments	103.0
Other Assets and Liabilities, Net	(3.0)
	100.0
Futures Contracts	—	*

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

34

SSgA

Large Cap Growth Opportunities Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,045.10	$1,019.34
Expenses Paid During Period *	$5.58	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Growth Opportunities Fund

35

This page has been intentionally left blank.

SSgA

Large Cap Growth Opportunities Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Consumer Discretionary - 10.6%
Chico's FAS, Inc. (Æ)	6,400	301
Coach, Inc. (Æ)	8,200	293
eBay, Inc. (Æ)	8,500	340
GameStop Corp. Class A (Æ)	5,700	228
Hilton Hotels Corp.	17,600	426
Target Corp.	9,500	517
		2,105
Consumer Staples - 10.8%
Avon Products, Inc.	9,500	274
Coca-Cola Co. (The)	10,400	437
PepsiCo, Inc.	4,400	260
Procter & Gamble Co.	9,402	563
Walgreen Co.	9,800	440
Whole Foods Market, Inc.	2,600	166
		2,140
Energy - 5.2%
EOG Resources, Inc.	4,100	276
Noble Corp.	3,200	237
Occidental Petroleum Corp.	3,300	302
Peabody Energy Corp.	4,600	222
		1,037
Financials - 7.5%
Chicago Mercantile Exchange Holdings, Inc.	400	170
Commerce Bancorp, Inc.	10,400	345
Franklin Resources, Inc.	2,400	246
Goldman Sachs Group, Inc.	1,700	240
Moody's Corp.	3,400	228
XL Capital, Ltd. Class A	3,900	264
		1,493
Health Care - 20.8%
Amgen, Inc. (Æ)	7,600	574
Community Health Systems, Inc. (Æ)	8,100	307
Eli Lilly & Co.	5,200	289
Genzyme Corp. (Æ)	5,200	361
Johnson & Johnson	12,600	726
Medco Health Solutions, Inc. (Æ)	5,500	307
Medtronic, Inc.	10,600	572
Pfizer, Inc.	12,100	317
UnitedHealth Group, Inc.	11,700	681
		4,134

	Principal Amount ($) or Shares	Market Value $
Industrials - 12.7%
Danaher Corp.	3,400	206
General Dynamics Corp.	2,700	333
General Electric Co.	31,600	1,039
Rockwell Automation, Inc.	5,000	341
Roper Industries, Inc.	6,800	306
United Technologies Corp.	5,100	298
		2,523
Information Technology - 27.8%
Apple Computer, Inc. (Æ)	8,700	596
Cisco Systems, Inc. (Æ)	38,500	779
Comverse Technology, Inc. (Æ)	6,800	196
Corning, Inc. (Æ)	18,400	449
Electronic Arts, Inc. (Æ)	5,900	307
EMC Corp. (Æ)	32,500	456
Google, Inc. Class A (Æ)	1,000	363
Linear Technology Corp.	10,400	383
MEMC Electronic Materials, Inc. (Æ)	11,600	388
Microsoft Corp.	29,500	793
Motorola, Inc.	12,600	270
Qualcomm, Inc.	11,600	548
		5,528
Materials - 3.0%
Monsanto Co.	4,900	411
Phelps Dodge Corp.	1,300	179
		590
Total Common Stocks (cost $17,410)		19,550
Short-Term Investments - 1.8%
SSgA Prime Money Market Fund	354,963	355
Total Short-Term Investments (cost $355)		355
Total Investments - 100.2% (identified cost $17,765)		19,905
Other Assets and Liabilities, Net - (0.2%)		(42)
Net Assets - 100.0%		19,863

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

37

SSgA

Large Cap Growth Opportunities Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.6
Consumer Staples	10.8
Energy	5.2
Financials	7.5
Health Care	20.8
Industrials	12.7
Information Technology	27.8
Materials	3.0
Short-Term Investments	1.8
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

38

SSgA

Large Cap Value Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,083.80	$1,019.34
Expenses Paid During Period *	$5.68	$5.51

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund

39

This page has been intentionally left blank.

SSgA

Large Cap Value Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.1%
Consumer Discretionary - 10.9%
AnnTaylor Stores Corp. (Æ)	6,000	218
Barnes & Noble, Inc.	5,900	254
CBS Corp. Class B	9,600	235
Darden Restaurants, Inc.	7,000	294
Ford Motor Co.	25,900	206
Goodyear Tire & Rubber Co. (The) (Æ)	7,900	113
Payless Shoesource, Inc. (Æ)	7,600	180
Time Warner, Inc.	9,200	159
Viacom, Inc. Class B (Æ)	3,700	148
		1,807
Consumer Staples - 3.0%
Altria Group, Inc.	2,000	144
Loews Corp.	3,000	143
Pepsi Bottling Group, Inc.	3,500	103
Supervalu, Inc.	3,400	107
		497
Energy - 14.8%
Chevron Corp.	3,900	220
Exxon Mobil Corp.	19,800	1,176
Kerr-McGee Corp.	2,900	283
Occidental Petroleum Corp.	3,100	284
Sunoco, Inc.	2,750	204
Valero Energy Corp.	5,400	290
		2,457
Financials - 36.2%
Allstate Corp. (The)	4,100	225
American International Group, Inc.	1,000	66
AmeriCredit Corp. (Æ)	3,500	103
Assurant, Inc.	2,100	95
Bank of America Corp.	13,100	601
Bear Stearns Cos., Inc. (The)	2,300	309
Capital One Financial Corp.	3,400	298
Chubb Corp.	2,700	258
CIT Group, Inc.	5,100	274
Citigroup, Inc.	8,400	389
Downey Financial Corp.	3,700	235
E*Trade Financial Corp. (Æ)	6,600	169
First American Corp.	3,500	148
General Growth Properties, Inc. (ö)	1,900	96
Golden West Financial Corp.	2,800	199
Goldman Sachs Group, Inc.	1,000	141
Highwoods Properties, Inc. (ö)	1,400	45
Host Marriott Corp. (ö)	2,000	39
JPMorgan Chase & Co.	4,224	174
KeyCorp	6,800	253
Lehman Brothers Holdings, Inc.	2,500	365

	Principal Amount ($) or Shares	Market Value $
Metlife, Inc.	4,900	246
PNC Financial Services Group, Inc.	3,800	267
Principal Financial Group, Inc.	4,000	195
SunTrust Banks, Inc.	2,500	181
Thornburg Mortgage, Inc. (ö)	2,100	55
US Bancorp	7,800	241
Wells Fargo & Co.	2,300	148
WR Berkley Corp.	3,575	207
		6,022
Health Care - 9.3%
AmerisourceBergen Corp.	6,400	294
Cigna Corp.	2,500	307
Health Net, Inc. (Æ)	2,500	120
Kinetic Concepts, Inc. (Æ)	3,100	115
Merck & Co., Inc.	12,700	443
Pfizer, Inc.	10,600	278
		1,557
Industrials - 5.8%
Burlington Northern Santa Fe Corp.	3,500	275
CNF, Inc.	3,500	176
Lockheed Martin Corp.	3,800	277
Textron, Inc.	1,500	132
USG Corp. (Æ)	100	8
YRC Worldwide, Inc. (Æ)	2,100	101
		969
Information Technology - 7.1%
Apple Computer, Inc. (Æ)	3,100	212
EMC Corp. (Æ)	11,700	164
Hewlett-Packard Co.	9,700	318
International Business Machines Corp.	3,450	277
Lam Research Corp. (Æ)	1,800	78
McAfee, Inc. (Æ)	5,900	137
		1,186
Materials - 2.2%
FMC Corp.	1,200	73
Louisiana-Pacific Corp.	6,000	171
Scotts Miracle-Gro Co. (The) Class A	2,700	129
		373
Telecommunication Services - 5.9%
AT&T, Inc.	10,813	298
BellSouth Corp.	1,200	38
Sprint Nextel Corp.	9,300	223
Verizon Communications, Inc.	12,300	415
		974

Large Cap Value Fund

41

SSgA

Large Cap Value Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 4.9%
American Electric Power Co., Inc.	2,000	73
DTE Energy Co.	3,500	152
Duke Energy Corp.	5,400	153
National Fuel Gas Co.	1,000	32
PPL Corp.	1,600	51
Sempra Energy	4,200	201
TXU Corp.	2,900	152
		814
Total Common Stocks (cost $14,185)		16,656

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.3%
SSgA Prime Money Market Fund	47,106	47
Total Short-Term Investments (cost $47)		47
Total Investments - 100.4% (identified cost $14,232)		16,703
Other Assets and Liabilities, Net - (0.4%)		(62)
Net Assets - 100.0%		16,641

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.9
Consumer Staples	3.0
Energy	14.8
Financials	36.2
Health Care	9.3
Industrials	5.8
Information Technology	7.1
Materials	2.2
Telecommunication Services	5.9
Utilities	4.9
Short-Term Investments	0.3
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

42

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,103.80	$1,021.08
Expenses Paid During Period *	$3.91	$3.76

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund

43

This page has been intentionally left blank.

SSgA
Enhanced Small Cap Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.4%
Consumer Discretionary - 12.3%
Aeropostale, Inc. (Æ)	2,200	63
Aftermarket Technology Corp. (Æ)	2,400	52
Alderwoods Group, Inc. (Æ)	5,200	89
Ambassadors Group, Inc.	200	5
Arctic Cat, Inc.	1,100	26
Audiovox Corp. Class A (Æ)	300	4
Big Lots, Inc. (Æ)	2,000	25
Blair Corp.	100	4
Bluegreen Corp. (Æ)	400	6
Blyth, Inc.	1,100	25
Bon-Ton Stores, Inc. (The)	200	5
Brown Shoe Co., Inc.	300	14
Building Material Holding Corp.	100	7
CEC Entertainment, Inc. (Æ)	700	23
Champion Enterprises, Inc. (Æ)	800	12
Charming Shoppes, Inc. (Æ)	4,800	64
Charter Communications, Inc. Class A (Æ)	300	—	±
Christopher & Banks Corp.	100	2
Citadel Broadcasting Corp.	3,200	36
Citi Trends, Inc. (Æ)	800	34
CKE Restaurants, Inc.	1,300	22
CSK Auto Corp. (Æ)	600	10
Domino's Pizza, Inc.	3,500	89
Dover Downs Gaming & Entertainment, Inc.	4,600	76
DTS, Inc. (Æ)	300	6
Entercom Communications Corp.	1,600	45
Entravision Communications Corp. Class A (Æ)	200	1
Escala Group, Inc. (Æ)	1,000	25
Escalade, Inc.	4,200	48
Genesco, Inc. (Æ)	400	16
Gray Television, Inc.	2,700	23
Group 1 Automotive, Inc.	2,300	88
Guess?, Inc. (Æ)	1,700	62
Hibbett Sporting Goods, Inc. (Æ)	1,800	58
Hollinger International, Inc. Class A	100	1
Homestore, Inc. (Æ)	7,700	48
Insight Enterprises, Inc. (Æ)	600	13
Jack in the Box, Inc. (Æ)	200	8
Journal Register Co.	100	1
K-Swiss, Inc. Class A	1,000	29
Kellwood Co.	300	8
Kimball International, Inc. Class B	200	3
Leapfrog Enterprises, Inc. (Æ)	1,400	16
Lin TV Corp. Class A (Æ)	1,100	10
Matthews International Corp. Class A	1,700	63
Maytag Corp.	100	2
Midas, Inc. (Æ)	400	8

	Principal Amount ($) or Shares	Market Value $
Modine Manufacturing Co. (Æ)	300	8
Morningstar, Inc. (Æ)	100	4
Movie Gallery, Inc.	300	1
Palm Harbor Homes, Inc. (Æ)	700	15
Pantry, Inc. (The) (Æ)	800	47
Papa John's International, Inc. (Æ)	2,600	86
Payless Shoesource, Inc. (Æ)	4,000	95
Playboy Enterprises, Inc. Class B (Æ)	400	6
Pre-Paid Legal Services, Inc.	100	4
Priceline.com, Inc. (Æ)	500	12
RC2 Corp. (Æ)	300	11
Salem Communications Corp. Class A (Æ)	600	8
Scholastic Corp. (Æ)	2,000	59
Select Comfort Corp. (Æ)	500	18
Shuffle Master, Inc. (Æ)	600	16
Sinclair Broadcast Group, Inc. Class A	6,800	49
Skechers USA, Inc. Class A (Æ)	1,000	21
Sotheby's Holdings Class A (Æ)	4,800	101
Stanley Furniture Co., Inc.	200	5
Stein Mart, Inc.	1,100	18
Steinway Musical Instruments, Inc. (Æ)	700	23
Steven Madden, Ltd.	2,600	83
Stewart Enterprises, Inc. Class A (Æ)	3,500	18
Stride Rite Corp.	400	6
Systemax, Inc. (Æ)	3,700	26
Talbots, Inc. (The)	700	19
Thor Industries, Inc.	100	5
Too, Inc. (Æ)	1,800	55
Trans World Entertainment Corp. (Æ)	3,000	18
Vail Resorts, Inc. (Æ)	1,700	56
Valuevision Media, Inc. Class A (Æ)	100	1
Vertrue, Inc. (Æ)	700	31
Warnaco Group, Inc. (The) (Æ)	1,200	28
Winnebago Industries, Inc.	400	13
Wolverine World Wide, Inc.	1,100	24
World Wrestling Entertainment, Inc.	2,900	43
Yankee Candle Co., Inc.	100	3
Zale Corp. (Æ)	100	3
		2,314
Consumer Staples - 2.0%
American Italian Pasta Co. Class A	100	—	±
Boston Beer Co., Inc. Class A (Æ)	700	19
Chiquita Brands International, Inc.	2,000	34
Coca-Cola Bottling Co. Consolidated	200	9
Corn Products International, Inc.	700	19
Flowers Foods, Inc.	1,450	40
Hain Celestial Group, Inc. (Æ)	200	5
J&J Snack Foods Corp.	400	14
Lancaster Colony Corp.	100	4
Longs Drug Stores Corp.	900	35

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mannatech, Inc.	900	12
Maui Land & Pineapple Co., Inc. (Æ)	1,000	38
Pathmark Stores, Inc. (Æ)	4,100	41
Playtex Products, Inc. (Æ)	4,800	50
Ralcorp Holdings, Inc. (Æ)	400	15
Vector Group, Ltd.	2,000	37
WD-40 Co.	100	3
Weis Markets, Inc.	100	5
		380
Energy - 5.6%
Atlas America, Inc. (Æ)	337	23
Berry Petroleum Co. Class A	300	20
Bill Barrett Corp. (Æ)	1,900	63
Cabot Oil & Gas Corp.	1,700	77
Cal Dive International, Inc. (Æ)	1,400	49
Clayton Williams Energy, Inc. (Æ)	1,600	70
Dril-Quip, Inc. (Æ)	500	25
Frontier Oil Corp.	2,500	116
Giant Industries, Inc. (Æ)	500	29
Global Industries, Ltd. (Æ)	4,500	57
Harvest Natural Resources, Inc. (Æ)	2,600	23
Holly Corp.	500	30
Lone Star Technologies, Inc. (Æ)	800	40
Maverick Tube Corp. (Æ)	800	37
Meridian Resource Corp. (Æ)	100	—	±
Oceaneering International, Inc. (Æ)	100	6
Penn Virginia Corp.	600	37
Petroleum Development Corp. (Æ)	1,600	69
Remington Oil & Gas Corp. (Æ)	600	25
RPC, Inc.	750	16
St. Mary Land & Exploration Co.	600	23
Todco Class A	1,200	40
TransMontaigne, Inc. (Æ)	700	5
USEC, Inc.	4,800	60
Veritas DGC, Inc. (Æ)	2,300	97
W&T Offshore, Inc.	700	27
		1,064
Financials - 20.9%
1st Source Corp.	3,200	85
Advanta Corp. Class B	1,400	49
Alfa Corp.	1,500	24
Amcore Financial, Inc.	100	3
American Home Mortgage Investment Corp. (ö)	2,900	83
Ameris Bancorp	300	7
Anchor BanCorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	5,000	54
Argonaut Group, Inc. (Æ)	1,400	51
Ashford Hospitality Trust, Inc. (ö)	1,100	14

	Principal Amount ($) or Shares	Market Value $
BancFirst Corp.	600	51
Bancorpsouth, Inc.	1,800	43
Bank of Granite Corp.	100	2
Banner Corp.	700	22
Berkshire Hills Bancorp, Inc. (Æ)	100	3
Brandywine Realty Trust (ö)	200	6
Camden National Corp.	100	3
Capitol Bancorp, Ltd. (Æ)	1,400	61
Cash America International, Inc. (Æ)	300	8
City Bank	100	4
City Holding Co.	400	15
CNA Surety Corp. (Æ)	300	5
Colonial Properties Trust (ö)	400	19
Columbia Banking System, Inc.	100	3
Commercial Capital Bancorp, Inc.	900	13
Community Bank System, Inc.	200	4
Community Banks, Inc.	140	4
Community Trust Bancorp, Inc.	200	6
CompuCredit Corp. (Æ)	1,700	64
Corus Bankshares, Inc.	1,400	84
Covanta Holding Corp. (Æ)	1,800	31
Delphi Financial Group Class A	300	16
Delta Financial Corp.	1,200	11
Doral Financial Corp.	2,000	22
EMC Insurance Group, Inc.	100	2
Equity Inns, Inc. (ö)	900	14
Equity Lifestyle Properties, Inc. (ö)	2,000	95
Farmers Capital Bank Corp.	200	7
FBL Financial Group, Inc. Class A	200	7
Federal Agricultural Mortgage Corp. Class C	2,300	69
FelCor Lodging Trust, Inc. (ö)	4,900	97
Fieldstone Investment Corp. (ö)	3,900	46
Financial Institutions, Inc.	1,000	19
First BanCorp.	3,200	41
First Charter Corp.	100	2
First Citizens BancShares, Inc. Class A	400	75
First Community Bancorp., Inc.	200	12
First Financial Bancorp.	300	5
First Financial Corp.	200	6
First Indiana Corp. (Æ)	2,375	66
First Place Financial Corp.	2,900	69
FirstFed Financial Corp. (Æ)	500	30
Flagstar Bancorp, Inc.	300	5
FNB Corp.	700	24
Franklin Bank Corp. (Æ)	400	7
Getty Realty Corp. (ö)	200	6
Glenborough Realty Trust, Inc. (ö)	300	6
Glimcher Realty Trust	3,600	96
Great American Financial Resources, Inc.	600	12
Greenhill & Co., Inc.	100	7

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hanmi Financial Corp.	200	4
Harleysville Group, Inc.	1,400	37
Harleysville National Corp.	105	2
Heritage Property Investment Trust (ö)	800	31
Horace Mann Educators Corp.	300	6
Independent Bank Corp.	200	6
Innkeepers USA Trust (ö)	2,800	49
Integra Bank Corp.	2,500	54
Irwin Financial Corp.	1,000	20
Jones Lang LaSalle, Inc.	1,600	108
Knight Capital Group, Inc. Class A (Æ)	1,500	19
LaBranche & Co., Inc. (Æ)	4,300	61
LandAmerica Financial Group, Inc.	1,100	73
Lexington Corporate Properties Trust (ö)	200	4
LTC Properties, Inc. (ö)	600	13
MAF Bancorp, Inc.	1,600	69
MainSource Financial Group, Inc.	400	7
Marlin Business Services, Inc. (Æ)	1,200	28
MeriStar Hospitality Corp. (Æ)(ö)	8,000	83
Mid-America Apartment Communities, Inc. (ö)	200	11
Mid-State Bancshares	100	3
Midland Co. (The)	400	13
Nasdaq Stock Market, Inc. (The) (Æ)	600	24
National Health Investors, Inc. (ö)	300	8
Nationwide Health Properties, Inc. (ö)	400	9
NBC Capital Corp. (Æ)	200	5
Netbank, Inc.	600	5
Old National Bancorp	3,800	81
Omega Financial Corp.	1,100	36
Omega Healthcare Investors, Inc. (ö)	200	3
One Liberty Properties, Inc. (ö)	1,500	30
optionsXpress Holdings, Inc.	2,100	65
Oriental Financial Group, Inc.	500	7
Origen Financial, Inc. (ö)	2,800	19
Partners Trust Financial Group, Inc.	4,100	48
Pennsylvania Real Estate Investment Trust (ö)	300	12
Peoples Bancorp, Inc.	1,300	38
PFF Bancorp, Inc.	200	6
Phoenix Cos., Inc. (The)	6,600	95
Piper Jaffray Cos., Inc. (Æ)	2,000	99
Placer Sierra Bancshares	200	5
Post Properties, Inc. (ö)	300	13
ProAssurance Corp. (Æ)	300	15
Provident Bankshares Corp.	100	4
Provident Financial Services, Inc.	1,600	30
PS Business Parks, Inc. (ö)	1,700	90
R&G Financial Corp. Class B	3,500	41
Ramco-Gershenson Properties Trust (ö)	300	9
Renasant Corp.	100	3
Republic Bancorp, Inc.	110	1

	Principal Amount ($) or Shares	Market Value $
Republic Bancorp, Inc. Class A	200	4
Safety Insurance Group, Inc.	500	22
Santander BanCorp	500	12
Saul Centers, Inc. (ö)	1,800	70
SeaBright Insurance Holdings, Inc. (Æ)	5,000	83
Simmons First National Corp. Class A (Æ)	100	3
Southwest Bancorp, Inc.	300	7
State Auto Financial Corp.	400	13
Stewart Information Services Corp.	200	9
Suffolk Bancorp	900	31
Sun Communities, Inc. (ö)	300	10
SWS Group, Inc.	1,000	24
Taylor Capital Group, Inc.	500	19
TierOne Corp.	1,700	56
Town & Country Trust (The) (ö)	1,200	48
Trammell Crow Co. (Æ)	600	20
UICI	600	22
UMB Financial Corp.	500	34
Umpqua Holdings Corp.	1,200	32
United Bankshares, Inc.	100	4
United Community Financial Corp.	6,600	81
Unizan Financial Corp.	400	11
Virginia Financial Group, Inc.	300	12
Waddell & Reed Financial, Inc. Class A	2,800	65
WesBanco, Inc.	500	16
West Coast Bancorp	400	11
Winston Hotels, Inc. (ö)	400	4
WSFS Financial Corp.	300	18
		3,941
Health Care - 10.7%
Adams Respiratory Therapeutics, Inc. (Æ)	200	8
Adolor Corp. (Æ)	100	3
Albany Molecular Research, Inc. (Æ)	4,900	49
Alexion Pharmaceuticals, Inc. (Æ)	100	4
Alkermes, Inc. (Æ)	4,700	119
Alliance Imaging, Inc. (Æ)	2,000	12
Allscripts Healthcare Solutions, Inc. (Æ)	400	8
Alpharma, Inc. Class A	3,100	94
American Medical Systems Holdings, Inc. (Æ)	200	4
AMN Healthcare Services, Inc. (Æ)	1,700	35
Applera Corp. - Celera Genomics Group (Æ)	300	3
Bio-Rad Laboratories, Inc. Class A (Æ)	1,000	57
Bruker BioSciences Corp. (Æ)	17,500	78
Cambrex Corp.	100	2
Candela Corp. (Æ)	200	4
Cell Therapeutics, Inc. (Æ)	200	—	±

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Conmed Corp. (Æ)	300	6
Connetics Corp. (Æ)	700	11
Cotherix, Inc. (Æ)	300	3
Cubist Pharmaceuticals, Inc. (Æ)	800	18
deCODE genetics, Inc. (Æ)	400	4
Digene Corp. (Æ)	100	4
Diversa Corp. (Æ)	300	2
DJ Orthopedics, Inc. (Æ)	1,800	63
Enzon Pharmaceuticals, Inc. (Æ)	1,500	10
Exelixis, Inc. (Æ)	200	2
First Horizon Pharmaceutical Corp. (Æ)	400	8
Genesis HealthCare Corp. (Æ)	300	12
GTx, Inc. (Æ)	200	2
Haemonetics Corp. (Æ)	600	31
Hi-Tech Pharmacal Co., Inc. (Æ)	1,050	26
ICU Medical, Inc. (Æ)	1,200	42
Illumina, Inc. (Æ)	1,400	36
Incyte Corp. (Æ)	200	1
Integra LifeSciences Holdings Corp. (Æ)	2,400	96
Intermagnetics General Corp. (Æ)	300	9
Intuitive Surgical, Inc. (Æ)	400	36
Kindred Healthcare, Inc. (Æ)	200	4
Lifecell Corp. (Æ)	1,600	35
Luminex Corp. (Æ)	100	1
Magellan Health Services, Inc. (Æ)	200	8
Marshall Edwards, Inc. (Æ)	2,500	16
Maxygen, Inc. (Æ)	100	1
Medcath Corp. (Æ)	900	21
Medicis Pharmaceutical Corp. Class A	3,100	88
Mentor Corp.	100	4
New River Pharmaceuticals, Inc. (Æ)	400	12
Odyssey HealthCare, Inc. (Æ)	4,200	79
OraSure Technologies, Inc. (Æ)	4,900	47
Par Pharmaceutical Cos., Inc. (Æ)	400	12
Pediatrix Medical Group, Inc. (Æ)	200	19
Per-Se Technologies, Inc. (Æ)	722	18
Phase Forward, Inc. (Æ)	1,600	16
Pozen, Inc. (Æ)	800	14
PRA International (Æ)	2,500	66
PSS World Medical, Inc. (Æ)	300	5
Regeneron Pharmaceuticals, Inc. (Æ)	3,300	54
RehabCare Group, Inc. (Æ)	1,200	24
Renovis, Inc. (Æ)	1,600	35
Res-Care, Inc. (Æ)	400	7
Serologicals Corp. (Æ)	1,000	24
SFBC International, Inc. (Æ)	800	19
Sybron Dental Specialties, Inc. (Æ)	100	4
Symbion, Inc. (Æ)	600	14
Symmetry Medical, Inc. (Æ)	700	15
Tanox, Inc. (Æ)	2,400	46
Tercica, Inc. (Æ)	500	4
Thoratec Corp. (Æ)	1,100	22

	Principal Amount ($) or Shares	Market Value $
Threshold Pharmaceuticals, Inc. (Æ)	3,100	47
Trimeris, Inc. (Æ)	200	3
Trizetto Group, Inc. (The) (Æ)	3,500	59
United Surgical Partners International, Inc. (Æ)	150	5
United Therapeutics Corp. (Æ)	200	12
US Physical Therapy, Inc. (Æ)	2,300	44
Varian, Inc. (Æ)	800	32
Vertex Pharmaceuticals, Inc. (Æ)	1,000	43
Viasys Healthcare, Inc. (Æ)	1,000	29
Vital Signs, Inc.	800	41
Xenoport, Inc. (Æ)	3,000	58
		2,009
Industrials - 16.1%
AAR Corp. (Æ)	600	15
Actuant Corp. Class A	100	6
Acuity Brands, Inc.	2,800	111
Administaff, Inc.	1,700	81
Airtran Holdings, Inc. (Æ)	800	14
Albany International Corp. Class A	200	7
American Reprographics Co. (Æ)	600	17
AO Smith Corp.	500	23
Applied Industrial Technologies, Inc.	200	9
Arkansas Best Corp.	400	17
Armor Holdings, Inc. (Æ)	300	18
Astec Industries, Inc. (Æ)	400	14
ASV, Inc. (Æ)	200	6
Aviall, Inc. (Æ)	600	23
Beacon Roofing Supply, Inc. (Æ)	700	27
C&D Technologies, Inc.	2,800	24
CBIZ, Inc. (Æ)	6,400	46
CIRCOR International, Inc.	1,500	41
Clark, Inc.	600	6
Coinstar, Inc. (Æ)	200	5
Comfort Systems USA, Inc.	4,700	52
Compx International, Inc.	1,900	32
Consolidated Graphics, Inc. (Æ)	300	15
Continental Airlines, Inc. Class B (Æ)	5,400	126
Corrections Corp. of America (Æ)	100	4
Crane Co.	2,900	112
Cubic Corp.	700	15
DiamondCluster International, Inc. (Æ)	100	1
EGL, Inc. (Æ)	1,200	49
EMCOR Group, Inc. (Æ)	200	9
EnerSys (Æ)	200	3
ESCO Technologies, Inc. (Æ)	200	10
ExpressJet Holdings, Inc. (Æ)	900	7
Federal Signal Corp.	4,600	82
Flowserve Corp. (Æ)	2,200	113
Forward Air Corp.	1,100	39

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Franklin Electric Co., Inc.	400	18
G&K Services, Inc. Class A (Æ)	100	4
Gardner Denver, Inc. (Æ)	100	6
Genesee & Wyoming, Inc. Class A (Æ)	600	27
Genlyte Group, Inc. (Æ)	1,400	87
Geo Group, Inc. (The) (Æ)	100	2
GrafTech International, Ltd. (Æ)	900	5
Griffon Corp. (Æ)	100	2
Heartland Express, Inc.	800	19
Hub Group, Inc. Class A (Æ)	1,400	58
Hudson Highland Group, Inc. (Æ)	200	3
infoUSA, Inc.	3,700	43
Interline Brands, Inc. (Æ)	2,400	56
JLG Industries, Inc.	400	24
John H Harland Co.	400	14
Kaman Corp. Class A	2,900	66
Kansas City Southern (Æ)	600	14
Kaydon Corp.	2,700	97
Kennametal, Inc.	300	18
Kirby Corp. (Æ)	500	31
Knight Transportation, Inc. (Æ)	150	3
Korn/Ferry International (Æ)	400	8
Labor Ready, Inc. (Æ)	2,700	66
Lennox International, Inc.	500	16
LSI Industries, Inc.	100	2
Manitowoc Co.	300	23
Moog, Inc. Class A (Æ)	550	18
NACCO Industries, Inc. Class A	300	42
NCI Building Systems, Inc. (Æ)	100	6
Orbital Sciences Corp. (Æ)	100	2
Pacer International, Inc.	2,900	92
Pegasystems, Inc. (Æ)	10,500	86
Pico Holdings, Inc. (Æ)	1,900	64
Pinnacle Airlines Corp. (Æ)	2,600	20
PRG-Schultz International, Inc. (Æ)	500	—	±
Quanta Services, Inc. (Æ)	5,700	78
Regal-Beloit Corp.	500	20
Shaw Group, Inc. (The) (Æ)	1,600	53
Sourcecorp, Inc. (Æ)	3,100	79
Spherion Corp. (Æ)	8,200	82
Standard Register Co. (The)	100	2
Teledyne Technologies, Inc. (Æ)	200	7
TeleTech Holdings, Inc. (Æ)	2,000	25
Tennant Co.	1,000	47
Tetra Tech, Inc. (Æ)	5,400	96
TNS, Inc. (Æ)	900	14
Triumph Group, Inc. (Æ)	400	17
United Stationers, Inc. (Æ)	500	25
URS Corp. (Æ)	400	17
Valmont Industries, Inc.	900	33
Vicor Corp.	2,000	40
Volt Information Sciences, Inc. (Æ)	300	7

	Principal Amount ($) or Shares	Market Value $
Wabash National Corp.	900	18
Wabtec Corp.	400	13
Walter Industries, Inc.	300	20
Waste Connections, Inc. (Æ)	200	7
Watsco, Inc.	200	14
WESCO International, Inc. (Æ)	700	40
Woodward Governor Co.	2,100	68
		3,043
Information Technology - 21.0%
Acxiom Corp.	4,600	119
ADTRAN, Inc.	2,600	72
Advanced Digital Information Corp. (Æ)	8,200	71
Advent Software, Inc. (Æ)	1,300	36
Agilysys, Inc.	3,700	53
AMIS Holdings, Inc. (Æ)	1,000	9
Anaren, Inc. (Æ)	100	2
Anixter International, Inc.	400	18
Ansoft Corp. (Æ)	200	8
Ansys, Inc. (Æ)	100	5
Arris Group, Inc. (Æ)	1,400	18
Aspen Technology, Inc. (Æ)	5,400	65
Atari, Inc. (Æ)	800	1
Atheros Communications, Inc. (Æ)	1,100	23
Avocent Corp. (Æ)	600	20
Belden CDT, Inc.	2,200	57
Black Box Corp.	1,800	86
Blackbaud, Inc.	2,037	37
Blue Coat Systems, Inc. (Æ)	300	6
Brady Corp. Class A	1,500	55
Brightpoint, Inc. (Æ)	225	6
Brooks Automation, Inc. (Æ)	100	2
Cabot Microelectronics Corp. (Æ)	300	10
Catapult Communications Corp. (Æ)	100	1
Checkpoint Systems, Inc. (Æ)	100	3
Ciber, Inc. (Æ)	1,300	8
Cirrus Logic, Inc. (Æ)	9,500	72
Coherent, Inc. (Æ)	400	13
Cohu, Inc.	100	2
CommScope, Inc. (Æ)	4,000	96
Comtech Telecommunications Corp. (Æ)	1,300	41
Covansys Corp. (Æ)	4,300	64
CSG Systems International, Inc. (Æ)	800	18
Cymer, Inc. (Æ)	2,100	94
Dendrite International, Inc. (Æ)	200	3
Digital Insight Corp. (Æ)	2,600	86
Digital River, Inc. (Æ)	500	19
Ditech Communications Corp. (Æ)	300	3
Dycom Industries, Inc. (Æ)	200	4
EarthLink, Inc. (Æ)	1,600	16
Echelon Corp. (Æ)	600	5

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
eCollege.com, Inc. (Æ)	1,500	31
Electronics for Imaging, Inc. (Æ)	200	5
Emulex Corp. (Æ)	2,000	36
Entegris, Inc. (Æ)	517	5
eResearch Technology, Inc. (Æ)	200	3
Exar Corp. (Æ)	100	1
Extreme Networks (Æ)	100	—	±
Factset Research Systems, Inc.	200	8
Filenet Corp. (Æ)	100	3
Forrester Research, Inc. (Æ)	2,900	66
Foundry Networks, Inc. (Æ)	1,600	22
Gartner, Inc. Class A (Æ)	100	1
Genesis Microchip, Inc. (Æ)	1,800	39
Harris Interactive, Inc. (Æ)	300	2
Imation Corp.	1,800	79
Infospace, Inc. (Æ)	2,000	48
Integrated Device Technology, Inc. (Æ)	400	6
Interdigital Communications Corp. (Æ)	2,600	67
Intergraph Corp. (Æ)	400	15
Intermec, Inc. (Æ)	300	9
Internet Security Systems, Inc. (Æ)	1,900	44
Ipass, Inc. (Æ)	1,000	7
Itron, Inc. (Æ)	500	30
Ixia (Æ)	1,200	14
IXYS Corp. (Æ)	4,000	43
j2 Global Communications, Inc. (Æ)	400	17
JDA Software Group, Inc. (Æ)	300	4
Keane, Inc. (Æ)	800	9
Komag, Inc. (Æ)	200	9
Kopin Corp. (Æ)	2,600	11
Kronos, Inc. (Æ)	100	4
Lawson Software, Inc. (Æ)	400	3
Littelfuse, Inc. (Æ)	200	6
Macrovision Corp. (Æ)	300	6
Magma Design Automation, Inc. (Æ)	3,400	29
Mapinfo Corp. (Æ)	100	1
Mastec, Inc. (Æ)	300	4
Mercury Computer Systems, Inc. (Æ)	200	3
Methode Electronics, Inc.	100	1
Metrologic Instruments, Inc. (Æ)	700	16
Micrel, Inc. (Æ)	5,100	71
Microsemi Corp. (Æ)	1,000	31
MicroStrategy, Inc. Class A (Æ)	400	37
MKS Instruments, Inc. (Æ)	600	13
Molecular Devices Corp. (Æ)	3,000	96
Monolithic Power Systems, Inc. (Æ)	4,900	84
MPS Group, Inc. (Æ)	7,100	108
MRO Software, Inc. (Æ)	200	3
MTS Systems Corp.	1,000	40
NETGEAR, Inc. (Æ)	100	2
Nordson Corp.	2,100	105
North Pittsburgh Systems, Inc.	800	16

	Principal Amount ($) or Shares	Market Value $
Novatel Wireless, Inc. (Æ)	4,900	40
Oakley, Inc.	600	9
Omnivision Technologies, Inc. (Æ)	4,100	105
ON Semiconductor Corp. (Æ)	3,300	22
Oplink Communications, Inc. (Æ)	1,400	23
Palm, Inc. (Æ)	2,200	91
Parametric Technology Corp. (Æ)	3,440	52
Paxar Corp. (Æ)	100	2
PDF Solutions, Inc. (Æ)	600	10
Pegasus Solutions, Inc. (Æ)	200	2
Perot Systems Corp. Class A (Æ)	200	3
PMC - Sierra, Inc. (Æ)	3,600	37
Polycom, Inc. (Æ)	1,200	23
Power Integrations, Inc. (Æ)	100	2
Powerwave Technologies, Inc. (Æ)	400	6
QAD, Inc.	700	6
Quest Software, Inc. (Æ)	700	10
Rackable Systems, Inc. (Æ)	200	8
Radisys Corp. (Æ)	300	5
Rambus, Inc. (Æ)	2,200	68
Redback Networks, Inc. (Æ)	200	4
RF Micro Devices, Inc. (Æ)	400	3
RSA Security, Inc. (Æ)	1,100	16
Secure Computing Corp. (Æ)	3,600	44
Serena Software, Inc. (Æ)	100	2
Sigmatel, Inc. (Æ)	2,700	29
Silicon Image, Inc. (Æ)	200	2
Silicon Laboratories, Inc. (Æ)	1,800	86
Silicon Storage Technology, Inc. (Æ)	100	—	±
SiRF Technology Holdings, Inc. (Æ)	200	8
Skyworks Solutions, Inc. (Æ)	4,600	24
Sohu.com, Inc. (Æ)	1,000	21
SonicWALL, Inc. (Æ)	10,400	70
Spectralink Corp.	100	1
SPSS, Inc. (Æ)	700	23
Supertex, Inc. (Æ)	400	13
SYKES Enterprises, Inc. (Æ)	4,800	64
Synaptics, Inc. (Æ)	1,100	26
Tekelec (Æ)	300	4
THQ, Inc. (Æ)	400	10
Transaction Systems Architects, Inc. Class A (Æ)	600	20
TTM Technologies, Inc. (Æ)	100	1
Tyler Technologies, Inc. (Æ)	2,800	28
Ulticom, Inc. (Æ)	600	7
United Online, Inc.	4,000	48
ValueClick, Inc. (Æ)	300	5
Varian Semiconductor Equipment Associates, Inc. (Æ)	200	9
Veeco Instruments, Inc. (Æ)	400	8
VeriFone Holdings, Inc. (Æ)	2,000	53
Viasat, Inc. (Æ)	300	8

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Vitesse Semiconductor Corp. (Æ)	900	3
WebEx Communications, Inc. (Æ)	100	3
webMethods, Inc. (Æ)	100	1
Websense, Inc. (Æ)	600	37
WebSideStory, Inc. (Æ)	500	8
Wind River Systems, Inc. (Æ)	1,900	29
Wright Express Corp. (Æ)	3,500	84
		3,966
Materials - 5.2%
AK Steel Holding Corp. (Æ)	7,100	79
Buckeye Technologies, Inc. (Æ)	1,000	9
Caraustar Industries, Inc. (Æ)	200	2
Carpenter Technology Corp.	600	50
Century Aluminum Co. (Æ)	1,300	46
Cleveland-Cliffs, Inc.	500	43
Deltic Timber Corp.	100	5
Eagle Materials, Inc.	2,400	130
Georgia Gulf Corp.	400	12
Greif, Inc. Class A	700	41
HB Fuller Co.	1,500	61
Headwaters, Inc. (Æ)	200	7
Innospec, Inc.	500	12
Lawson Products, Inc.	300	11
MacDermid, Inc.	900	27
NewMarket Corp.	300	10
OM Group, Inc. (Æ)	700	15
Presstek, Inc. (Æ)	900	11
Quanex Corp.	600	37
Reliance Steel & Aluminum Co.	300	25
Rock-Tenn Co. Class A	3,500	46
RTI International Metals, Inc. (Æ)	100	4
Ryerson Tull, Inc. (Æ)	3,100	78
Silgan Holdings, Inc.	1,700	67
Stillwater Mining Co. (Æ)	2,100	27
Texas Industries, Inc.	300	18
UAP Holding Corp.	600	13
Westlake Chemical Corp.	2,200	76
WR Grace & Co. (Æ)	1,700	17
		979
Telecommunication Services - 0.9%
Centennial Communications Corp.	4,400	34
Cincinnati Bell, Inc. (Æ)	1,800	8
CT Communications, Inc.	100	1
Intrado, Inc. (Æ)	1,300	33
Premiere Global Services, Inc. (Æ)	1,800	15
SBA Communications Corp. Class A (Æ)	800	18
Syniverse Holdings, Inc. (Æ)	3,800	54
Talk America Holdings, Inc. (Æ)	700	6
		169

	Principal Amount ($) or Shares	Market Value $
Utilities - 1.7%
Avista Corp.	100	2
CH Energy Group, Inc.	200	10
Cleco Corp.	1,900	43
Duquesne Light Holdings, Inc.	1,400	24
El Paso Electric Co. (Æ)	900	18
IDACORP, Inc.	500	17
Laclede Group, Inc. (The)	100	3
Nicor, Inc.	100	4
Northwest Natural Gas Co.	100	3
NorthWestern Corp.	300	10
Otter Tail Corp.	100	3
Sierra Pacific Resources (Æ)	3,500	50
SJW Corp.	1,100	57
South Jersey Industries, Inc.	800	23
Southwest Gas Corp.	400	11
Unisource Energy Corp.	200	6
WGL Holdings, Inc.	1,200	37
		321
Total Common Stocks (cost $15,830)		18,186
Short-Term Investments - 3.2%
AIM Short Term Investment Treasury Portfolio	354,656	355
Federated Investors Prime Cash Obligations Fund	254,117	254
Total Short-Term Investments (cost $609)		609
Total Investments - 99.6% (identified cost $16,439)		18,795
Other Assets and Liabilities, Net - 0.4%		69
Net Assets - 100.0%		18,864

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000TM Mini Index expiration date 03/06 (8)	586	23
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		23

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	12.3
Consumer Staples	2.0
Energy	5.6
Financials	20.9
Health Care	10.7
Industrials	16.1
Information Technology	21.0
Materials	5.2
Telecommunication Services	0.9
Utilities	1.7
Short-Term Investments	3.2
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
	100.0
Futures Contracts	—	*

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA

Directional Core Equity Fund

Shareholder Expense Example — February 28, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2005 to February 28, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2005	$1,000.00	$1,000.00
Ending Account Value February 28, 2006	$1,055.60	$1,015.62
Expenses Paid During Period *	$9.43	$9.25

* Expenses are equal to the Fund's expense ratio of 1.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

This page has been intentionally left blank.

SSgA
Directional Core Equity Fund

Schedule of Investments — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 92.9%
Consumer Discretionary - 15.6%
American Greetings Corp. Class A	4,134	87
AnnTaylor Stores Corp. (Æ)	7,100	258
Barnes & Noble, Inc. (Å)	9,561	412
Career Education Corp. (Æ)	4,892	160
CBS Corp. Class B	10,253	251
Claire's Stores, Inc. (Å)	13,400	429
Darden Restaurants, Inc.	7,578	318
Payless Shoesource, Inc. (Æ)	10,300	244
Reader's Digest Association, Inc. (The)	12,070	183
Viacom, Inc. Class B (Æ)	1,553	62
		2,404
Consumer Staples - 3.1%
Archer-Daniels-Midland Co.	2,361	75
Pilgrim's Pride Corp.	3,799	87
Procter & Gamble Co.	4,100	246
Wal-Mart Stores, Inc.	1,500	68
		476
Energy - 9.4%
Burlington Resources, Inc.	2,919	263
Chevron Corp.	950	54
Exxon Mobil Corp. (Å)	8,390	498
Kerr-McGee Corp.	2,592	253
Occidental Petroleum Corp.	1,850	170
Sunoco, Inc.	2,973	220
		1,458
Financials - 13.9%
American International Group, Inc.	1,200	80
AON Corp.	4,003	158
Bank of America Corp. (Å)	6,469	297
Capital One Financial Corp.	2,995	262
Chicago Mercantile Exchange Holdings, Inc.	230	98
Chubb Corp. (Å)	1,354	130
Citigroup, Inc.	3,169	147
CompuCredit Corp. (Æ)	7,450	282
E*Trade Financial Corp. (Æ)	7,626	195
JPMorgan Chase & Co.	1,600	66
Metlife, Inc. (Å)	800	40
Nasdaq Stock Market, Inc. (The) (Æ)	1,700	69
PNC Financial Services Group, Inc.	4,000	281
St. Paul Travelers Cos., Inc. (The)	1,200	51
		2,156
Health Care - 14.6%
Becton Dickinson & Co. (Å)	6,350	406
Community Health Systems, Inc. (Æ)	3,662	139

	Principal Amount ($) or Shares	Market Value $
Express Scripts, Inc. (Æ)	4,450	388
Health Net, Inc. (Æ)	4,500	216
Johnson & Johnson	3,665	211
King Pharmaceuticals, Inc. (Æ) (Å)	23,903	388
Merck & Co., Inc. (Å)	12,610	440
Pfizer, Inc.	2,820	74
		2,262
Industrials - 13.5%
Burlington Northern Santa Fe Corp.	1,000	79
Cendant Corp.	11,319	188
CNF, Inc.	4,322	217
Cummins, Inc.	2,423	262
General Electric Co.	8,081	266
Illinois Tool Works, Inc.	1,550	133
Lockheed Martin Corp. (Å)	5,773	421
Masco Corp.	2,033	63
Norfolk Southern Corp.	6,345	325
YRC Worldwide, Inc. (Æ)	2,760	132
		2,086
Information Technology - 21.8%
Alliance Data Systems Corp. (Æ)	3,695	160
Arrow Electronics, Inc. (Æ)	3,400	118
BMC Software, Inc. (Æ)	14,300	313
Cisco Systems, Inc. (Æ)	17,100	346
Computer Sciences Corp. (Æ)	3,050	166
Fiserv, Inc. (Æ) (Å)	505	21
Imation Corp.	6,200	272
Intel Corp.	6,113	126
Lam Research Corp. (Æ)	2,200	95
McAfee, Inc. (Æ) (Å)	12,824	298
Microchip Technology, Inc.	671	24
Microsoft Corp.	6,132	165
Motorola, Inc.	17,304	370
Parametric Technology Corp. (Æ)	2,227	34
Sybase, Inc. (Æ)	12,510	267
Tech Data Corp. (Æ) (Å)	9,400	390
Texas Instruments, Inc.	2,415	72
Western Digital Corp. (Æ)	6,000	133
		3,370
Materials - 0.6%
Lubrizol Corp.	2,300	99
Utilities - 0.4%
TXU Corp.	1,100	58
Total Common Stocks (cost $14,072)		14,369

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 10.0%
AIM Short Term Investment Treasury Portfolio	784,393	784
Federated Investors Prime Cash Obligations Fund	757,575	758
Total Short-Term Investments (cost $1,542)		1,542
Total Investments - 102.9% (identified cost $15,614)		15,911
Securities Sold Short - (29.4%)
Consumer Discretionary - (9.1%)
Carmax, Inc. (Æ)	(5,750)	(181)
General Motors Corp.	(7,400)	(150)
Interpublic Group of Cos., Inc. (Æ)	(21,100)	(219)
Liberty Global, Inc. Class A (Æ)	(2,978)	(60)
Limited Brands, Inc.	(5,200)	(123)
Outback Steakhouse, Inc.	(3,673)	(153)
Pier 1 Imports, Inc.	(16,870)	(178)
Quiksilver, Inc. (Æ)	(9,600)	(139)
Sirius Satellite Radio, Inc. (Æ)	(18,550)	(95)
XM Satellite Radio Holdings, Inc. Class A (Æ)	(4,600)	(102)
		(1,400)
Energy - (1.4%)
National-Oilwell Varco, Inc. (Æ)	(1,950)	(119)
Quicksilver Resources, Inc. (Æ)	(2,798)	(101)
		(220)
Financials - (0.6%)
SLM Corp.	(1,644)	(93)
Health Care - (5.0%)
American Pharmaceutical Partners, Inc. (Æ)	(5,600)	(169)
Hologic, Inc. (Æ)	(1,050)	(50)
Patterson Cos., Inc. (Æ)	(5,900)	(213)
Schering-Plough Corp.	(3,400)	(63)
Valeant Pharmaceuticals International (Æ)	(12,000)	(214)
VCA Antech, Inc. (Æ)	(2,400)	(67)
		(776)

	Principal Amount ($) or Shares	Market Value $
Industrials - (4.5%)
AGCO Corp. (Æ)	(9,050)	(177)
Alexander & Baldwin, Inc.	(2,350)	(114)
Amazon.Com, Inc. (Æ)	(2,781)	(104)
JetBlue Airways Corp. (Æ)	(9,900)	(113)
Pitney Bowes, Inc.	(4,300)	(184)
		(692)
Information Technology - (7.7%)
Activision, Inc. (Æ)	(11,100)	(139)
Agere Systems, Inc. (Æ)	(7,200)	(97)
Avaya, Inc. (Æ)	(11,400)	(127)
Cypress Semiconductor Corp. (Æ)	(5,900)	(105)
Dolby Laboratories, Inc. Class A (Æ)	(7,100)	(144)
International Rectifier Corp. (Æ)	(2,511)	(93)
NAVTEQ Corp. (Æ)	(4,700)	(218)
Take-Two Interactive Software, Inc. (Æ)	(7,200)	(112)
Unisys Corp. (Æ)	(24,377)	(163)
		(1,198)
Telecommunication Services - (1.1%)
Crown Castle International Corp. (Æ)	(5,400)	(169)
Total Securities Sold Short (proceeds $4,635)		(4,548)
Other Assets and Liabilities, Net - 26.5%		4,103
Net Assets - 100.0%		15,466

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — February 28, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	15.6
Consumer Staples	3.1
Energy	9.4
Financials	13.9
Health Care	14.6
Industrials	13.5
Information Technology	21.8
Materials	0.6
Utilities	0.4
Short-Term Investments	10.0
Total Investments	102.9
Securities Sold Short	(29.4)
Other Assets and Liabilities, Net	26.5
100.0

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — February 28, 2006 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  At amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(W)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

This page has been intentionally left blank.

SSgA
Equity Funds

Statement of Assets and Liabilities — February 28, 2006 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Assets
Investments, at identified cost	$211,482	$163,627	$120,779	$92,127		$53,274
Investments, at market*	242,719	180,777	140,896	168,140		60,761
Cash	—	—	—	—		—
Cash (restricted)	—	—	—	—		—
Deposits with brokers for securities sold short**	—	—	—	—		—
Receivables:
Dividends and interest	470	41	268	102		83
Dividends from affiliated money market fund	—	—	2	—		—
Investments sold	6,984	6,146	2,476	—		—
Fund shares sold	324	152	63	313		39
From Adviser	—	—	5	16		19
Prepaid expenses	1	15	1	5		—
Total assets	250,498	187,131	143,711	168,576		60,902
Liabilities
Payables:
Due to Custodian	—	239	—	—		—
Investments purchased	7,058	4,537	2,637	—		—
Fund shares redeemed	2,094	4,365	358	318		7
Accrued fees to affiliates	111	122	175	131		75
Other accrued expenses	29	38	59	36		29
Daily variation margin on futures contracts	17	—	—	—		—
Dividends for securities sold short	—	—	—	—		—
Securities sold short, at market value**	—	—	—	—		—
Payable upon return of securities loaned	5,594	37,315	5,097	6,052		6,266
Total liabilities	14,903	46,616	8,326	6,537		6,377
Net Assets	$235,595	$140,515	$135,385	$162,039		$54,525
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$397	$(856)	$117	$(439)	$
Accumulated net realized gain (loss)	(81,724)	123,101	(86,739)	1,554		87
Unrealized appreciation (depreciation) on:
Investments	31,237	17,150	20,117	76,013		7,487
Futures contracts	8	—	—	—		—
Securities sold short	—	—	—	—		—
Shares of beneficial interest	23	4	7	9		10
Additional paid-in capital	285,654	1,116	201,883	84,902		45,661
Net Assets	$235,595	$140,515	$135,385	$162,039		$54,525
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$10.16	$31.32	$20.32	$18.55		$5.46
Net assets	$235,594,980	$139,252,536	$134,975,496	$162,038,552		$54,317,113
Shares outstanding ($.001 par value)	23,179,192	4,445,550	6,641,076	8,734,116		9,944,728
Net asset value per share: Class R***	$—	$31.20	$20.28	$—		$5.43
Net assets	$—	$1,262,742	$409,818	$—		$208,309
Shares outstanding ($.001 par value)	—	40,471	20,208	—		38,329
Amounts in thousands
* Securities on loan included in investments	$5,394	$36	$4,908	$5,871		$6,029
** Proceeds on securities sold short	$—	$—	$—	$—		$—

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Assets
Investments, at identified cost	$204,629	$17,765	$14,232	$16,439	$15,614
Investments, at market*	219,277	19,905	16,703	18,795	15,911
Cash	—	—	—	—	629
Cash (restricted)	—	—	—	24	—
Deposits with brokers for securities sold short**	—	—	—	—	3,673
Receivables:
Dividends and interest	430	35	29	9	19
Dividends from affiliated money market fund	—	1	—	—	—
Investments sold	—	300	—	—	767
Fund shares sold	1	—	—	73	13
From Adviser	—	8	8	12	20
Prepaid expenses	1	—	—	13	16
Total assets	219,709	20,249	16,740	18,926	21,048
Liabilities
Payables:
Due to Custodian	—	—	—	—	—
Investments purchased	—	307	—	—	987
Fund shares redeemed	—	13	52	5	—
Accrued fees to affiliates	69	26	23	33	27
Other accrued expenses	35	40	24	17	15
Daily variation margin on futures contracts	29	—	—	7	—
Dividends for securities sold short	—	—	—	—	5
Securities sold short, at market value**	—	—	—	—	4,548
Payable upon return of securities loaned	6,656	—	—	—	—
Total liabilities	6,789	386	99	62	5,582
Net Assets	$212,920	$19,863	$16,641	$18,864	$15,466
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$648	$(2)	$(6)	$—	$6
Accumulated net realized gain (loss)	(12,824)	(753)	472	162	11
Unrealized appreciation (depreciation) on:			1,280
Investments	14,648	2,140	2,471	2,356	297
Futures contracts	10	—	—	23	—
Securities sold short	—	—	—	—	87
Shares of beneficial interest	22	2	1	2	1
Additional paid-in capital	210,416	18,476	13,703	16,321	15,064
Net Assets	$212,920	$19,863	$16,641	$18,864	$15,466
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$9.76	$10.67	$11.85	$11.81	$11.17
Net assets	$212,920,145	$19,862,713	$16,640,556	$18,863,791	$15,465,655
Shares outstanding ($.001 par value)	21,826,637	1,860,765	1,404,419	1,597,847	1,385,027
Net asset value per share: Class R***	$—	$—	$—	$—	$—
Net assets	$—	$—	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—	—	—
Amounts in thousands
* Securities on loan included in investments	$6,432	$—	$—	$—	$—
** Proceeds on securities sold short	$—	$—	$—	$—	$4,635

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

SSgA
Equity Funds

Statement of Operations — For the Period Ended February 28, 2006 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Investment Income
Dividends	$2,153	$2,141	$983	$1,765	$387
Dividends from affiliated money market fund	—	—	23	—	—
Interest	4	7	—	—	—
Securities lending income	8	172	6	6	11
Total investment income	2,165	2,320	1,012	1,771	398
Expenses
Advisory fees	289	2,172	525	488	206
Administrative fees	51	123	37	39	24
Custodian fees	35	70	36	22	25
Distribution fees	41	81	53	122	33
Distribution fees - Class R	—	3	1	—	1
Transfer agent fees	26	50	35	35	29
Professional fees	20	28	20	18	15
Registration fees	9	14	14	9	13
Shareholder servicing fees	47	504	105	49	8
Shareholder servicing fees - Class R	—	1	—	—	—
Trustees' fees	9	11	8	7	7
Insurance fees	2	5	2	1	—
Printing fees	7	13	10	11	6
Miscellaneous	4	6	5	2	2
Expenses before reductions	540	3,081	851	803	369
Expense reductions	—	—	(80)	(52)	(66)
Dividends from securities sold short	—	—	—	—	—
Net expenses	540	3,081	771	751	303
Net investment income (loss)	1,625	(761)	241	1,020	95
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,426	130,228	5,711	4,532	2,301
Futures contracts	67	(660)	—	—	(14)
Net realized gain (loss)	6,493	129,568	5,711	4,532	2,287
Net change in unrealized appreciation (depreciation) on:
Investments	5,815	(106,456)	1,043	14,449	810
Futures contracts	98	(51)	—	—	—
Securities sold short	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	5,913	(106,507)	1,043	14,449	810
Net realized and unrealized gain (loss)	12,406	23,061	6,754	18,981	3,097
Net Increase (Decrease) in Net Assets from Operations	$14,031	$22,300	$6,995	$20,001	$3,192

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Investment Income
Dividends	$1,917	$105	$174	$95	$49
Dividends from affiliated money market fund	—	5	3	—	—
Interest	4	—	—	—	32
Securities lending income	5	—	—	—	—
Total investment income	1,926	110	177	95	81
Expenses
Advisory fees	245	73	60	37	42
Administrative fees	46	18	18	18	16
Custodian fees	31	14	14	33	15
Distribution fees	39	2	2	1	1
Distribution fees - Class R	—	—	—	—	—
Transfer agent fees	15	14	12	13	7
Professional fees	16	11	13	9	9
Registration fees	8	8	8	1	1
Shareholder servicing fees	25	2	2	7	3
Shareholder servicing fees - Class R	—	—	—	—	—
Trustees' fees	8	6	6	5	4
Insurance fees	1	—	—	—	—
Printing fees	5	1	1	—	—
Miscellaneous	5	1	1	1	—
Expenses before reductions	444	150	137	125	98
Expense reductions	—	(43)	(49)	(64)	(44)
Dividends from securities sold short	—	—	—	—	8
Net expenses	444	107	88	61	62
Net investment income (loss)	1,482	3	89	34	19
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	609	176	771	191	16
Futures contracts	144	—	—	5	—
Net realized gain (loss)	753	176	771	196	16
Net change in unrealized appreciation (depreciation) on:
Investments	9,564	689	459	1,431	33
Futures contracts	(28)	—	—	31	—
Securities sold short	—	—	—	—	162
Net change in unrealized appreciation (depreciation)	9,536	689	459	1,462	195
Net realized and unrealized gain (loss)	10,289	865	1,230	1,658	211
Net Increase (Decrease) in Net Assets from Operations	$11,771	$868	$1,319	$1,692	$230

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Investment Income
Dividends	$1,917	$105	$174	$95	$49
Dividends from affiliated money market fund	—	5	3	—	—
Interest	4	—	—	—	32
Securities lending income	5	—	—	—	—
Total investment income	1,926	110	177	95	81
Expenses
Advisory fees	245	73	60	37	42
Administrative fees	46	18	18	18	16
Custodian fees	31	14	14	33	15
Distribution fees	39	2	2	1	1
Distribution fees - Class R	—	—	—	—	—
Transfer agent fees	15	14	12	13	7
Professional fees	16	11	13	9	9
Registration fees	8	8	8	1	1
Shareholder servicing fees	25	2	2	7	3
Shareholder servicing fees - Class R	—	—	—	—	—
Trustees' fees	8	6	6	5	4
Insurance fees	1	—	—	—	—
Printing fees	5	1	1	—	—
Miscellaneous	5	1	1	1	—
Expenses before reductions	444	150	137	125	98
Expense reductions	—	(43)	(49)	(64)	(44)
Dividends from securities sold short	—	—	—	—	8
Net expenses	444	107	88	61	62
Net investment income (loss)	1,482	3	89	34	19
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	609	176	771	191	16
Futures contracts	144	—	—	5	—
Net realized gain (loss)	753	176	771	196	16
Net change in unrealized appreciation (depreciation) on:
Investments	9,564	689	459	1,431	33
Futures contracts	(28)	—	—	31	—
Securities sold short	—	—	—	—	162
Net change in unrealized appreciation (depreciation)	9,536	689	459	1,462	195
Net realized and unrealized gain (loss)	10,289	865	1,230	1,658	211
Net Increase (Decrease) in Net Assets from Operations	$11,771	$868	$1,319	$1,692	$230

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

SSgA
Equity Funds

Statement of Changes in Net Assets

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund		Aggressive Equity Fund
Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,625	$4,050	$(761)	$(707)	$241	$2,149	$1,020	$3,048	$95	$515
Net realized gain (loss)	6,493	5,388	129,568	42,010	5,711	(468)	4,532	9,501	2,287	8,245
Net change in unrealized appreciation (depreciation)	5,913	20,254	(106,507)	99,939	1,043	29,226	14,449	21,261	810	(761)
Net increase (decrease) in net assets from operations	14,031	29,692	22,300	141,242	6,995	30,907	20,001	33,810	3,192	7,999
Distributions
From net investment income	(2,075)	(3,721)	(84)	—	(332)	(2,057)	(1,767)	(3,037)	(83)	(863)
From net realized gain
Institutional Class	—	—	(32,720)	(29,748)	—	—	(5,079)	(6,951)	(3,488)	—
Class R	—	—	(45)	(1)	—	—	—	—	(14)	—
Net decrease in net assets from distributions	(2,075)	(3,721)	(32,849)	(29,749)	(332)	(2,057)	(6,846)	(9,988)	(3,585)	(863)
Share Transactions
Net increase (decrease) in net assets from share transactions	(13,461)	(40,803)	(669,890)	178,108	(14,217)	(198,169)	(4,412)	4,770	(1,597)	(16,792)
Total Net Increase (Decrease) in Net Assets	(1,505)	(14,832)	(680,439)	289,601	(7,554)	(169,319)	8,743	28,592	(1,990)	(9,656)
Net Assets
Beginning of period	237,100	251,932	820,954	531,353	142,939	312,258	153,296	124,704	56,515	66,171
End of period	$235,595	$237,100	$140,515	$820,954	$135,385	$142,939	$162,039	$153,296	$54,525	$56,515
Undistributed (overdistributed) net investment income included in net assets	$397	$847	$(856)	$(11)	$117	$208	$(439)	$308	$87	$75

*  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

**  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	IAM SHARES Fund		Large Cap Growth Opportunities Fund		Large Cap Value Fund		Enhanced Small Cap Fund		Directional Core Equity Fund
Amounts in thousands	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005*	Six Months Ended February 28, 2006 (Unaudited)	Fiscal Year Ended August 31, 2005**
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,482	$3,165	$3	$97	$89	$189	$34	$25	$19	$5
Net realized gain (loss)	753	(81)	176	(737)	771	745	196	117	16	(5)
Net change in unrealized appreciation (depreciation)	9,536	15,300	689	2,489	459	1,894	1,462	917	195	189
Net increase (decrease) in net assets from operations	11,771	18,384	868	1,849	1,319	2,828	1,692	1,059	230	189
Distributions
From net investment income	(1,559)	(2,862)	—	(108)	(206)	(131)	(59)	—	(18)	—
From net realized gain
Institutional Class	—	—	—	—	(448)	—	(151)	—	—	—
Class R	—	—	—	—	—	—	—	—	—	—
Net decrease in net assets from distributions	(1,559)	(2,862)	—	(108)	(654)	(131)	(210)	—	(18)	—
Share Transactions
Net increase (decrease) in net assets from share transactions	16,840	2,719	34	(1,846)	550	(2,999)	3,268	13,055	11,884	3,181
Total Net Increase (Decrease) in Net Assets	27,052	18,241	902	(105)	1,215	(302)	4,750	14,114	12,096	3,370
Net Assets
Beginning of period	185,868	167,627	18,961	19,066	15,426	15,728	14,114	—	3,370	—
End of period	$212,920	$185,868	$19,863	$18,961	$16,641	$15,426	$18,864	$14,114	$15,466	$3,370
Undistributed (overdistributed) net investment income included in net assets	$648	$725	$(2)	$(5)	$(6)	$111	$—	$25	$6	$5

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
February 28, 2006*	9.65	.07	.53	.60	(.09)	—	(.09)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	—	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	—	(.10)
August 31, 2002	8.83	.09	(1.48)	(1.39)	(.08)	—	(.08)
August 31, 2001	17.01	.04	(3.76)	(3.72)	(.04)	(4.42)	(4.46)
Small Cap Fund
Insititutional Class
February 28, 2006*	29.86	(.04)	2.72	2.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	—	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	—	(.02)
August 31, 2002	19.60	— (b)	(1.17)	(1.17)	(.02)	—	(.02)
August 31, 2001	22.69	.02	(3.11)	(3.09)	—	—	—
Class R
February 28, 2006*	29.80	(.13)	2.75	2.62	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
August 31, 2004 (1)	24.48	— (b)	.38	.38	—	—	—
Core Opportunities Fund
Insititutional Class
February 28, 2006*	19.39	.03	.95	.98	(.05)	—	(.05)
August 31, 2005	17.37	.17	1.99	2.16	(.14)	—	(.14)
August 31, 2004	17.03	.05	.35	.40	(.06)	—	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	—	(.04)
August 31, 2002	18.86	(.01)	(3.52)	(3.53)	—	—	—
August 31, 2001	27.21	(.01)	(7.13)	(7.14)	(.02)	(1.19)	(1.21)
Class R
February 28, 2006*	19.35	.01	.92	.93	—	—	—
August 31, 2005	17.38	.02	2.10	2.12	(.15)	—	(.15)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	—	—	—
Tuckerman Active REIT Fund
February 28, 2006*	17.05	.12	2.16	2.28	(.20)	(.58)	(.78)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	—	(.52)
August 31, 2002	10.24	.51	.36	.87	(.50)	—	(.50)
August 31, 2001	9.15	.48	1.10	1.58	(.49)	—	(.49)

* For the six months ended February 28, 2006 (Unaudited)
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
February 28, 2006*	10.16	6.22	235,595	.47	.47	1.41	16.50
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	33.64
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	35.70
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28.15
August 31, 2002	7.36	(15.93)	271,982	.46	.96	1.01	20.50
August 31, 2001	8.83	(26.74)	283,824	.91	1.02	.35	124.98
Small Cap Fund
Insititutional Class
February 28, 2006*	31.32	9.59	139,253	1.06	1.06	(.26)	39.53
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	83.81
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122.11
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114.42
August 31, 2002	18.41	(5.95)	266,972	1.08	1.08	.01	80.16
August 31, 2001	19.60	(13.61)	254,450	1.07	1.07	.12	157.27
Class R
February 28, 2006*	31.20	9.36	1,263	1.60	1.60	(.85)	39.53
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	83.81
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122.11
Core Opportunities Fund
Insititutional Class
February 28, 2006*	20.32	5.04	134,975	1.10	1.21	.35	31.20
August 31, 2005	19.39	12.47	142,823	1.10	1.13	.93	58.97
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57.31
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40.01
August 31, 2002	15.33	(18.72)	329,920	1.10	1.20	(.06)	45.27
August 31, 2001	18.86	(27.15)	451,235	1.10	1.21	(.06)	43.87
Class R
February 28, 2006*	20.28	4.81	410	1.59	1.70	.13	31.20
August 31, 2005	19.35	12.21	116	1.60	1.66	.08	58.97
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57.31
Tuckerman Active REIT Fund
February 28, 2006*	18.55	13.99	162,039	1.00	1.07	1.36	11.94
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	34.88
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	51.86
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	54.97
August 31, 2002	10.61	8.85	92,888	1.00	1.07	4.97	45.66
August 31, 2001	10.24	17.84	56,316	1.00	1.17	5.09	70.59

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Aggressive Equity Fund
Insititutional Class
February 28, 2006*	5.52	.01		.29	.30	(.01)	(.35)	(.36)
August 31, 2005	4.94	.04		.61	.65	(.07)	—	(.07)
August 31, 2004	4.56	.03		.35	.38	—	—	—
August 31, 2003	3.88	—	(b)	.68	.68	—	—	—
August 31, 2002	4.38	(.01)		(.49)	(.50)	—	—	—
August 31, 2001	19.97	—	(b)	(3.77)	(3.77)	—	(11.82)	(11.82)
Class R
February 28, 2006*	5.50	—	(b)	.28	.28	—	(.35)	(.35)
August 31, 2005	4.94	—		.63	.63	(.07)	—	(.07)
August 31, 2004 (1)	4.90	.01		.03	.04	—	—	—
IAM SHARES Fund
February 28, 2006*	9.26	.07		.51	.58	(.08)	—	(.08)
August 31, 2005	8.48	.16		.76	.92	(.14)	—	(.14)
August 31, 2004	7.80	.11		.68	.79	(.11)	—	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	—	(.10)
August 31, 2002	8.85	.08		(1.74)	(1.66)	(.08)	—	(.08)
August 31, 2001	11.55	.08		(2.67)	(2.59)	(.09)	(.02)	(.11)
Large Cap Growth Opportunities Fund
February 28, 2006*	10.21	—	(b)	.46	.46	—	—	—
August 31, 2005	9.37	.05		.84	.89	(.05)	—	(.05)
August 31, 2004 (2)	10.00	—	(b)	(.63)	(.63)	—	—	—
Large Cap Value Fund
February 28, 2006*	11.40	.06		.86	.92	(.15)	(.32)	(.47)
August 31, 2005	9.73	.12		1.63	1.75	(.08)	—	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	—	—	—
Enhanced Small Cap Fund
February 28, 2006*	10.85	.02		1.09	1.11	(.04)	(.11)	(.15)
August 31, 2005 (3)	10.00	.02		.83	.85	—	—	—
Directional Core Equity Fund
February 28, 2006*	10.63	.03		.56	.59	(.05)	—	(.05)
August 31, 2005 (4)	10.00	.02		.61	.63	—	—	—

* For the six months ended February 28, 2006 (Unaudited)
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(2) For the period March 30, 2004 (commencement of operations) to August 31, 2004.
(3) For the period March 22, 2005 (commencement of operations) to August 31, 2005.
(4) For the period May 11, 2005 (commencement of operations) to August 31, 2005.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.
(f) The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Aggressive Equity Fund
Insititutional Class
February 28, 2006*	5.46	5.91	54,317	1.10		1.34	.35	50.28
August 31, 2005	5.52	13.16	56,264	1.10		1.31	.80	147.56
August 31, 2004	4.94	8.42	66,161	1.10		1.14	.54	185.26
August 31, 2003	4.56	17.53	73,602	1.10		1.24	.09	115.51
August 31, 2002	3.88	(11.42)	59,588	1.10		1.11	(.25)	251.64
August 31, 2001	4.38	(33.17)	53,082	1.10		2.48	(.57)	262.01
Class R
February 28, 2006*	5.43	5.56	208	1.60		1.89	(.16)	50.28
August 31, 2005	5.50	12.70	251	1.60		1.92	(.07)	147.56
August 31, 2004 (1)	4.94	1.02	10	1.02		1.17	.42	185.26
IAM SHARES Fund
February 28, 2006*	9.76	6.26	212,920	.45		.45	1.51	3.59
August 31, 2005	9.26	10.95	185,868	.46		.46	1.76	13.19
August 31, 2004	8.48	10.18	167,627	.44		.44	1.35	3.44
August 31, 2003	7.80	11.26	152,106	.42		.42	1.46	4.95
August 31, 2002	7.11	(18.94)	139,762	.52		.52	.97	9.44
August 31, 2001	8.85	(22.56)	176,598	.58		.59	.79	4.23
Large Cap Growth Opportunities Fund
February 28, 2006*	10.67	4.51	19,863	1.10		1.55	.04	34.29
August 31, 2005	10.21	9.51	18,961	1.10		1.63	.47	77.33
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10		2.24	(.05)	142.06
Large Cap Value Fund
February 28, 2006*	11.85	8.38	16,641	1.10		1.71	1.11	41.28
August 31, 2005	11.40	18.05	15,426	1.10		1.80	1.11	85.83
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10		2.62	.82	143.07
Enhanced Small Cap Fund
February 28, 2006*	11.81	10.38	18,864	.75		1.54	.42	22.62
August 31, 2005 (3)	10.85	8.50	14,114	.75		2.73	.54	23.80
Directional Core Equity Fund
February 28, 2006*	11.17	5.56	15,466	1.85	(f)	2.90	.57	77.03
August 31, 2005 (4)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95.09

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

Equity Funds

Notes to Financial Statements — February 28, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2006. These financial statements report on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2005 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Funds	08/31/2009	08/31/2010	08/31/2011	08/31/2012	08/31/2013	Total
Disciplined Equity	$—	$47,985,715	$18,406,161	$19,079,919	$—	$85,471,795
Core Opportunities	1,780,728	17,592,473	46,439,764	19,132,187	6,690,205	91,635,357
IAM SHARES	1,128,508	1,240,367	8,639,128	1,396,174	859,207	13,263,384
Large Cap Growth Opportunities	—	—	—	—	340,199	340,199

As of February 28, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$214,341,639	$163,887,103	$121,319,400	$92,662,539	$53,276,010	$204,789,455	$17,791,274	$14,237,638	$16,439,456	$15,628,009
Gross Tax Unrealized Appreciation	41,244,459	21,974,663	20,315,162	75,477,283	8,277,604	40,924,383	2,479,856	2,695,672	2,997,486	619,939
Gross Tax Unrealized Depreciation	(12,867,445)	(5,085,193)	(738,322)	—	(793,108)	(26,436,882)	(365,907)	(230,492)	(642,327)	(336,980)
Net Tax Unrealized Appreciation (Depreciation)	$28,377,014	$16,889,470	$19,576,840	$75,477,283	$7,484,496	$14,487,501	$2,113,949	$2,465,180	$2,355,159	$282,959

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2004 to August 31, 2005, and treat it as arising in the fiscal year 2006 as follows:

Large Cap Growth Opportunities	$559,071
Directional Core Equity	4,541

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Aggressive Equity	Annually
IAM SHARES	Quarterly
Large Cap Value	Annually
Large Cap Growth Opportunities	Annually
Enhanced Small Cap	Annually
Directional Core Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the Directional Core Equity Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended February 28, 2006, the Directional Core Equity Fund did not receive any redemption fees.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2006, the Enhanced Small Cap Fund had cash collateral balances in the amount of $24,300 held in connection with futures contracts purchased (sold).

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

3.  Investment Transactions

Securities

For the period ended February 28, 2006, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$37,966,060	$45,954,002	IAM SHARES	$22,694,716	$6,955,540
Small Cap	204,537,652	883,800,334	Large Cap Growth Opportunities	6,621,638	7,313,103
Core Opportunities	43,324,268	57,568,316	Large Cap Value	6,646,292	7,247,332
Tuckerman Active REIT	18,055,881	28,193,567	Enhanced Small Cap	6,417,282	3,609,031
Agressive Equity	27,526,677	32,967,817	Directional Core Equity	17,851,109	10,377,813

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2006, there was no non-cash collateral received for the securities on loan.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Tuckerman Group, LLC serves as the investment sub-adviser (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisers, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	IAM SHARES	0.25
Small Cap	0.75	Large Cap Growth Opportunities	0.75
Core Opportunities	0.75	Large Cap Value	0.75
Tuckerman Active REIT	0.65	Enhanced Small Cap	0.45
Aggressive Equity	0.75	Directional Core Equity	1.25

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Core Opportunities Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2006 was $80,097 for the Institutional Class and $105 for Class R.

The Adviser has contractually agreed to reimburse the Tuckerman Active REIT Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2006 was $52,273.

The Adviser has contractually agreed to reimburse the Aggressive Equity Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2006 was $65,220 for the Institutional Class and $270 for Class R.

The Adviser has contractually agreed to reimburse the IAM SHARES Fund for all expenses in excess of .65% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and expenses). No reimbursement was made for the period ended February 28, 2006.

The Adviser has contractually agreed to reimburse the Large Cap Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and expenses). The total amount of reimbursement for the period ended February 28, 2006 was $43,233.

The Adviser has contractually agreed to reimburse the Large Cap Value Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and expenses). The total amount of reimbursement for the period ended February 28, 2006 was $48,647.

The Adviser has contractually agreed to reimburse the Enhanced Small Cap Fund for all expenses in excess of .75% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and expenses). The total amount of reimbursement for the period ended February 28, 2006 was $63,692.

The Adviser has contractually agreed to reimburse Directional Core Equity Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of reimbursement for the period ended February 28, 2006 was $43,676.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2006, $1,979,368 of the Prime Money Market Fund's net assets represents investments by these Funds, and $82,708,976 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS serves as sub-transfer agent.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid	Funds	Amount Paid
Small Cap	$330	IAM SHARES	$27
Tuckerman Active REIT	42	Enhanced Small Cap	33
Aggressive Equity	7	Directional Core Equity	40

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis.

The annual fee is based on the following percentages of the average daily net assets of all nine of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — .0315%; over $2 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the period ended February 28, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$28,877	$452	$—
Small Cap	73,592	902	402,263
Core Opportunities	17,471	4,387	—
Tuckerman Active REIT	18,767	948	—
Aggressive Equity	6,830	181	—
IAM SHARES	24,506	—	529
Large Cap Growth Opportunities	2,416	—	—
Large Cap Value	1,997	—	—
Enhanced Small Cap	2,028	—	—
Directional Core Equity	841	—	—

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2006.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2006, the Small Cap Fund paid $530, the Core Opportunities Fund paid $96 and the Aggressive Equity Fund paid $114.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2006 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities
Advisory fees	$45,642	$43,279	$78,561	$79,191	$31,587	$40,640	$11,371
Administration fees	8,655	31,078	5,929	6,334	3,500	7,634	2,927
Custodian fees	7,424	3,168	13,778	1,615	4,043	1,654	1,741
Distribution fees	23,227	12,524	22,501	20,745	16,546	4,471	799
Shareholder servicing fees	7,575	3,608	24,747	4,062	281	4,056	639
Transfer agent fees	15,776	28,088	26,113	16,591	16,552	7,965	6,887
Trustees' fees	2,956	440	3,691	2,247	2,263	2,353	2,059
	$111,255	$122,185	$175,320	$130,785	$74,772	$68,773	$26,423
	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Advisory fees	$9,588	$6,503	$14,380
Administration fees	2,867	2,806	3,719
Custodian fees	335	10,412	1,384
Distribution fees	664	427	612
Shareholder servicing fees	426	980	719
Transfer agent fees	7,777	10,793	3,212
Trustees' fees	1,755	1,288	3,072
	$23,412	$33,209	$27,098

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

Beneficial Interest

As of February 28, 2006, the following table includes shareholders (seven of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	16.4
Core Opportunities	2	47.1
Tuckerman Active REIT	3	68.2
Aggressive Equity	3	80.2
IAM SHARES	2	94.9
Large Cap Growth Opportunities	3	97.3
Large Cap Value	3	97.6
Enhanced Small Cap	2	46.6
Directional Core Equity	2	83.0

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Disciplined Equity	February 28, 2006	August 31, 2005	February 28, 2006	August 31, 2005
Proceeds from shares sold	1,226	3,009	$12,165	$27,945
Proceeds from reinvestment of distributions	31	62	305	576
Payments for shares redeemed	(2,638)	(7,380)	(25,931)	(69,324)
Total net increase (decrease)	(1,381)	(4,309)	$(13,461)	$(40,803)
Small Cap
Institutional Class
Proceeds from shares sold	1,579	11,654	$46,774	$330,000
Proceeds from reinvestment of distributions	1,187	1,101	32,640	29,562
Payments for shares redeemed	(25,801)	(6,659)	(750,023)	(181,887)
	(23,035)	6,096	(670,609)	177,675
Class R
Proceeds from shares sold	24	20	$732	$557
Proceeds from reinvestment of distributions	2	—	44	—
Payments for shares redeemed	(2)	(4)	(57)	(124)
Net increase (decrease)	24	16	719	433
Total net increase (decrease)	(23,011)	6,112	$(669,890)	$178,108
Core Opportunities
Institutional Class
Proceeds from shares sold	305	2,122	$6,096	$39,170
Proceeds from reinvestment of distributions	16	100	308	1,863
Payments for shares redeemed	(1,045)	(12,834)	(20,913)	(239,302)
	(724)	(10,612)	(14,509)	(198,269)

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Core Opportunities (continued)	February 28, 2006	August 31, 2005	February 28, 2006	August 31, 2005
Class R
Proceeds from shares sold	15	5	$319	$100
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(1)	—	(27)	—
Net increase (decrease)	14	5	292	100
Total net increase (decrease)	(710)	(10,607)	$(14,217)	$(198,169)
Tuckerman Active REIT
Proceeds from shares sold	1,427	4,902	$24,155	$75,841
Proceeds from reinvestment of distributions	381	554	6,310	8,484
Payments for shares redeemed	(2,065)	(5,248)	(34,877)	(79,555)
Total net increase (decrease)	(257)	208	$(4,412)	$4,770
Aggressive Equity
Institutional Class
Proceeds from shares sold	525	1,362	$2,808	$7,103
Proceeds from reinvestment of distributions	698	164	3,567	857
Payments for shares redeemed	(1,471)	(4,716)	(7,932)	(24,988)
	(248)	(3,190)	(1,557)	(17,028)
Class R
Proceeds from shares sold	3	45	$19	$240
Proceeds from reinvestment of distributions	3	—	13	—
Payments for shares redeemed	(14)	(1)	(72)	(4)
Net increase (decrease)	(8)	44	(40)	236
Total net increase (decrease)	(256)	(3,146)	$(1,597)	$(16,792)
IAM SHARES
Proceeds from shares sold	1,614	19	$15,444	$179
Proceeds from reinvestment of distributions	154	295	1,442	2,660
Payments for shares redeemed	(5)	(13)	(46)	(120)
Total net increase (decrease)	1,763	301	$16,840	$2,719
Large Cap Growth Opportunities
Proceeds from shares sold	64	180	$668	$1,725
Proceeds from reinvestment of distributions	—	11	—	107
Payments for shares redeemed	(60)	(370)	(634)	(3,678)
Total net increase (decrease)	4	(179)	$34	$(1,846)

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2006 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Large Cap Value	February 28, 2006	August 31, 2005	February 28, 2006	August 31, 2005
Proceeds from shares sold	73	93	$829	$940
Proceeds from reinvestment of distributions	59	13	654	131
Payments for shares redeemed	(81)	(369)	(933)	(4,070)
Total net increase (decrease)	51	(263)	$550	$(2,999)
Enhanced Small Cap
Proceeds from shares sold	351	1,330	$3,886	$13,362
Proceeds from reinvestment of distributions	14	—	152	—
Payments for shares redeemed	(68)	(29)	(770)	(307)
Total net increase (decrease)	297	1,301	$3,268	$13,055
Directional Core Equity
Proceeds from shares sold	1,091	317	$12,143	$3,181
Proceeds from reinvestment of distributions	2	—	18	—
Payments for shares redeemed	(25)	—	(277)	—
Total net increase (decrease)	1,068	317	$11,884	$3,181

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2006 the Funds did not utilize the Interfund Lending Program.

7.  Dividends

On March 1, 2006, the Funds declared the following dividends from net investment income payable on March 7, 2006 to shareholders on record March 2, 2006:

Funds	Net Investment Income
Disciplined Equity	$0.0175
Core Opportunities	0.0188
Core Opportunities – Class R	0.0060
Tuckerman Active REIT	0.0117
IAM SHARES	0.0301

Notes to Financial Statements

SSgA
Equity Funds

Shareholder Requests for Additional Information — February 28, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC.

INDEPENDENT TRUSTEES

Lynn L. Anderson, Age 66 6217 139th Place SE Bellevue, WA 98006	Trustee since 1988 Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Governance Committee Member, Valuation Committee Member, Audit Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Director, Frank Russell Trust Company; • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies); and President, SSgA Funds.	26	• Trustee, Frank Russell Trust Company

William L. Marshall Age 63 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 49 623 Clapboardtree Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US).	26	None

Patrick J. Riley Age 57 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committe Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 60 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); and • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/ Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans).	26	• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
					• September 2002 to Present, Board Member, Amerigroup Corp.

Bruce D. Taber Age 62 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26	None

Henry W. Todd Age 58 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• 2000 to Present, Vice President, StreetTracks Series Trust (registered investment company).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini Age 62 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to Present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 41 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Corporation
1776 Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers

DESAR-02/06 (46644)

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12.  Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:  April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:  April 24, 2006

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  April 20, 2006